As filed with the Securities and Exchange Commission on December 22, 2011

1933 Act File No. 2-22019
1940 Act File No. 811-1241

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933  ☐
POST-EFFECTIVE AMENDMENT NO. 125  ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940  ☐
AMENDMENT NO. 98  ☒

EATON VANCE GROWTH TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on January 1, 2012 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Asian Small Companies Portfolio, Greater China Growth Portfolio, Multi-Cap Growth Portfolio and Worldwide Health Sciences Portfolio have also executed this Registration Statement.

Eaton Vance Asian Small Companies Fund
Class A Shares ^– EVASX^ Class B Shares - EBASX
A diversified fund investing in smaller companies based in Asia

Eaton Vance Greater China Growth Fund^
Class A Shares – EVCGX Class B Shares – EMCGX Class C Shares – ECCGX Class I Shares - EICGX
A non-diversified fund investing in the China Region

Prospectus Dated
^ January 1, 2012

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Table of Contents

Fund Summaries^	3
Asian Small Companies Fund^	3
Greater China Growth Fund^	7
Important Information Regarding Fund Shares^	11
Investment Objectives & Principal Policies and Risks^	12
Management and Organization^	14
Valuing Shares^	16
Purchasing Shares^	16
Sales Charges^	19
Redeeming Shares^	22
Shareholder Account Features^	22
Additional Tax Information^	24
Financial Highlights^	26
Asian Small Companies Fund^	26
Greater China Growth Fund^	27

Eaton Vance Asia and China Funds

2

Prospectus dated ^January 1, 2012

Fund Summaries

Asian Small Companies Fund

Investment Objective

The Fund’s investment objective is to seek capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^19 of this Prospectus and page ^22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B

Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees^	0.30%	1.00%
Other Expenses	0.64%	0.64%
Acquired Fund Fees and Expenses	^0.05%	^0.05%
Total Annual Fund Operating Expenses	2.24%	2.94%
^
Expense Reimbursement(2)	^(0.15)%	^(0.15)%
	^	^
Total Annual Fund Operating Expenses After Expense ^Reimbursement	2.09%	2.79%

(1) Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

(2)     ^The investment adviser and sub-adviser have agreed to reimburse the Fund’s expenses to the extent Total Annual Fund Operating Expenses exceed 2.04% for Class A shares and 2.74% for Class B shares. This expense reimbursement will continue through April 28, 2013. Any amendments to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses.

Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

	^	^	^	^	^	^	^	^
Class A shares	$775	$1,221	$1,693	$2,991	$775	$1,221	$1,693	$2,991
	^	^	^	^	^	^	^	^
Class B shares	$782	$1,296	$1,734	$3,086	$282	$ 896	$1,534	$3,086

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” ^the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund^’s portfolio turnover rate was ^129% of the average value of its portfolio.

Eaton Vance Asia and China Funds

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Prospectus dated ^January 1, 2012

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of Asian small companies (the “80% Policy”). At the time of investment, Asian small companies are companies that (a) have a market capitalization that does not exceed the maximum market capitalization of companies included in the MSCI All Country ex Japan Small Cap Index (full market capitalization) (the “market cap maximum”) on the last business day of the previous quarter and (b) are located in or have securities which are principally traded in an Asian region country. As of September 30, 201^1, the maximum market capitalization of companies included in the Index (full market capitalization) was approximately ^$3.46 billion. The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, and may retain securities of a company with a market capitalization that grows after initial investment over the market cap maximum. The Fund normally invests in the securities markets of countries in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. While there is no minimum or maximum limitation on assets that may be invested in a single country, it is anticipated that investments in Hong Kong, India, South Korea or Singapore may exceed 25% of total assets. More than 25% of the Fund’s total assets may be denominated in a single currency. The Fund has historically held fewer than 75 stocks; therefore, in that situation, the Fund’s value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts and options. The Fund also may invest in stock and index futures as a substitute for purchasing securities and to gain exposure to sectors of the market. The Fund limits investment in such index or stock futures to not more than 20% of its total assets. The Fund may invest in private placements.

In selecting securities for the Fund, the investment adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities. Stocks will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund currently invests its assets in Asian Small Companies Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous ^levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and ^market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed ^countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and ^market risks.

Risks of Investing in Asia. Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of investments. China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Small Company Equi^ty Risk. ^The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small and emerging companies may have limited product

Eaton Vance Asia and China Funds

4

Prospectus dated ^January 1, 2012

lines, markets or financial resources, ^may be dependent on a limited management group, ^and may lack substantial capital reserves or an established performance record. There ^may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Concentration Risk. Because the Fund will concentrate its investments in equity securities of companies located in the region defined in Principal Investment Strategies above, the value of Fund shares may be affected by events that adversely affect that region and may fluctuate more than that of a less concentrated fund.

Derivatives Risk.^ The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies ^to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment ^objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets ^may change as Fund assets increase and decrease, and the ^Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010^, the highest quarterly total return for Class A was 41.96% for the quarter ended June 30, 2009, and the lowest quarterly return was –38.40% for the quarter ended September 30, 2008. The year-to-date total return through the end of the most recent calendar quarter (^December 31, 2010 to ^September 30, 2011) was –27.03%.

Eaton Vance Asia and China Funds

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Prospectus dated ^January 1, 2012

Average Annual Total Return as of December 31, 2010^	One Year	Five Years	Ten Years

	^	^	^
Class A Return Before Taxes	8.92%	2.83%	12.04%
	^	^	^
Class A Return After Taxes on Distributions	7.94%	1.76%	10.89%
	^	^	^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	6.03%	2.39%	10.46%
	^	^	^
Class B Return Before Taxes	9.86%	3.20%	12.11%
	^	^	^
MSCI All Country Asia ex Japan Small Cap Index (reflects net dividends, which reflect the deduction of withholding taxes)	24.32%	15.38%	16.42%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. Investors cannot invest directly in an Index. (Source for the MSCI All Country Asia ex Japan Small Cap Index returns: MSCI Barra). M^SCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder^’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser.^ Boston Management and Research (“BMR”).

Investment Sub-Adviser. Lloyd George Management (Hong Kong) Limited (“LGM-HK”).

Portfolio Managers

Ng Guan Mean, Portfolio Manager at ^LGM-HK, has co-managed the Portfolio since 2008.

Christopher Darling, Director of Asian Research at ^LGM-HK, has co-managed the Portfolio since 2008.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page^ 11 of this Prospectus.

Eaton Vance Asia and China Funds

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Prospectus dated ^January 1, 2012

Greater China Growth Fund

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^19 of this Prospectus and page ^22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I

Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees^	0.30%	1.00%	1.00%	n/a
Other Expenses	^0.42%	^0.42%	^0.42%	^0.42%
	^	^	^	^
Total Annual Fund Operating Expenses	1.97%	2.67%	2.67%	1.67%
^
Expense Reimbursement(2)	^(0.02)%	^(0.02)%	^(0.02)%	^(0.02)%
Total Annual Fund Operating Expenses After Expense ^Reimbursement	1.95%	2.65%	2.65%	1.65%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
(2)

^The investment adviser and sub-adviser have agreed to reimburse the Fund’s expenses to the extent Total Annual Fund Operating Expenses exceed 1.95% for Class A shares, 2.65% for Class B and Class C shares, and 1.65% for Class I shares. This expense reimbursement will continue through April 28, 2013. Any amendments to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

		^	^	^		^	^	^
Class A shares	$762	$1,156	$1,575	$2,737	$762	$1,156	$1,575	$2,737
		^	^	^		^	^	^
Class B shares	$768	$1,227	$1,613	$2,832	$268	$ 827	$1,413	$2,832
		^	^	^		^	^	^
Class C shares	$368	$ 827	$1,413	$3,001	$268	$ 827	$1,413	$3,001
		^	^	^		^	^	^
Class I shares	$168	$ 525	$ 905	$1,975	$168	$ 525	$ 905	$1,975

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” ^the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund^’s portfolio turnover rate was ^78% of the average value of its portfolio.

Eaton Vance Asia and China Funds

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Prospectus dated ^January 1, 2012

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in the China region (the “80% Policy”). The Fund invests primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People’s Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines. A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region. The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund may invest up to 20% of its net assets outside the China region. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. More than 25% of the Fund’s total assets may be denominated in a single currency. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts. The Fund also may invest in stock and index futures as a substitute for purchasing securities and to gain exposure to sectors of the market. The Fund limits investment in such index or stock futures to not more than 20% of its total assets. The Fund may invest in private placements.

The investment adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations. In selecting securities for the Fund, the investment adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities. Stocks typically will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund currently invests its assets in Greater China Growth Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous ^levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and ^market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed ^countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and ^market risks.

Risks of Investing in Asia. Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of investments. China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Small Company Equi^ty Risk. ^The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small and emerging companies may have limited product lines, markets or financial resources, ^may be dependent on a limited management group, ^and may lack substantial capital reserves or an established performance record. There ^may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Eaton Vance Asia and China Funds

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Prospectus dated ^January 1, 2012

Geographic Concentration Risk. Because the Fund will concentrate its investments in equity securities of companies located in the region defined in Principal Investment Strategies above, the value of Fund shares may be affected by events that adversely affect that region and may fluctuate more than that of a less concentrated fund.

Derivatives Risk.^ The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, ^making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies ^to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment ^objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets ^may change as Fund assets increase and decrease, and the ^Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010^, the highest quarterly total return for Class A was 30.52% for the quarter ended June 30, 2009, and the lowest quarterly return was –26.58% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (^December 31, 2010 to ^September 30, 2011) was –27.11%.

Eaton Vance Asia and China Funds

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Prospectus dated ^January 1, 2012

Average Annual Total Return as of December 31, 2010^	One Year	Five Years	Ten Years

	^	^	^
Class A Return Before Taxes	2.14%	13.78%	10.19%
	^	^	^
Class A Return After Taxes on Distributions	-0.10%	12.64%	9.64%
	^	^	^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	3.14%	11.98%	9.07%
	^	^	^
Class B Return Before Taxes	2.90%	14.29%	10.19%
	^	^	^
Class C Return Before Taxes	6.73%	14.53%	10.17%
	^	^	^
Class I Return Before Taxes	8.79%	15.27%	10.90%
	^	^	^
MSCI Golden Dragon Index (reflects net dividends, which reflect the deduction of withholding taxes)	13.24%	12.75%	9.25%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. For the period from September 30, 1996 to December 31, 2000, the MSCI Golden Dragon Index data was calculated using gross dividends, without consideration for taxes. Investors cannot invest directly in an Index. (Source for the MSCI Golden Dragon Index returns: Lipper Inc. and MSCI, respectively). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser.^ Boston Management and Research (“BMR”).

Investment Sub-Adviser. Lloyd George Management (Hong Kong) Limited (“LGM-HK”).

Portfolio Manager. The Portfolio is managed by Pamela Chan, Director of ^LGM-HK, who has managed the Portfolio since 2002.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page^ 11 of this Prospectus.

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Prospectus dated ^January 1, 2012

Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into ^a Fund is $1,000 for Class A, Class B and Class C, and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), a Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Prospectus dated ^January 1, 2012

Investment Objectives & Principal Policies and Risks

Each Fund and Portfolio are permitted to engage in the following investment practices to the extent set forth in “Fund Summaries” above. References to the “Fund” below are to each Fund and Portfolio, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in “Fund Summaries”. As noted in Fund Summaries, each Fund seeks to achieve its objective by investing in the Portfolio named therein, that has the same objective and policies as the Fund. Set forth below is additional information about such policies and risks of the Fund described in “Fund Summaries” above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Foreign and Emerging Market Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.^

As an alternative to holding foreign-traded investments, the Fund may invest in dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts that evidence ownership in underlying foreign investments).

The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would otherwise choose to sell. Emerging market^ securities are also subject to speculative trading, which contributes to their volatility.

Foreign Currencies.The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Costs are incurred in connection with conversions between currencies. The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or to seek to enhance returns. Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.

Smaller Companies. Securities of smaller, less seasoned companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”). Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

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Prospectus dated ^January 1, 2012

Certain derivative transactions may give rise to a form of leverage. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leverage transactions may substantially exceed the initial investment.

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. ^The Fund also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Options on Securities, Indices and Currencies. The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options. By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund’s risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date. If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options. The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund’s return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price. If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund’s ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying instrument held by the Fund that can act as a partial hedge. As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser

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Prospectus dated ^January 1, 2012

and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Borrowing. The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents.^ The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

Portfolio Turnover. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and ^may involve greater expenses (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

General. Unless otherwise stated, the Fund^’s investment objective and certain other policies may be changed without shareholder approval. Shareholders will receive 60 days^’ written notice of any material change in the investment objective. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days^’ advance written notice of the change and, for the purpose of such policy, net assets include any assets purchased with borrowings for investment purposes.

Management and Organization

Management.^ Each Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $185 billion on behalf of mutual funds, institutional clients and individuals.^

Under its investment advisory agreement with each Portfolio, BMR receives a monthly investment advisory fee equal to 1.10% annually of the average daily net assets of the Portfolio up to $500 million. The investment advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	1.01%
$1 billion but less than $1.5 billion	0.93%
$1.5 billion but less than $2 billion	0.85%
$2 billion but less than $3 billion	0.76%
$3 billion and over	0.68%

Prior to April 28, 2011, Lloyd George Investment Management (Bermuda) Limited (“LGM-Bermuda”) provided investment advisory services to each Portfolio. Lloyd George received a monthly advisory fee equal to 0.75% annually of each Portfolio’s average daily net assets up to $500 million. The investment advisory fee on net assets of $500 million or more was reduced as follows:

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.70%
$1 billion but less than $1.5 billion	0.65%
$1.5 billion but less than $2 billion	0.60%
$2 billion but less than $3 billion	0.55%
$3 billion and over	0.50%

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Prospectus dated ^January 1, 2012

For the fiscal year ended August 31, 2011, the effective annual rate of investment advisory fee, based on average daily net assets of each Portfolio, was 0.86%.

Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of each Portfolio to LGM-HK, a registered investment adviser. LGM-HK is located at One Exchange Square, Suite 3808, Central, Hong Kong. BMR pays LGM-HK a portion of the advisory fee for sub-advisory services provided to a Portfolio. LGM-HK and its affiliates (together “Lloyd George”) act as investment adviser to various individual and institutional clients and currently manage approximately $2.9 billion in assets. Lloyd George is a wholly-owned subsidiary of Bank of Montreal. Lloyd George is domiciled outside of the United States. Because of this, it would be difficult for a Portfolio to bring a claim or enforce a judgment against them.

Effective April 28, 2011, BMR and LGM-HK have contractually agreed to reimburse expenses to the extent they exceed 2.04% for Class A shares and 2.74% for Class B shares of Asian Small Companies Fund and 1.95% for Class A shares, 2.65% for Class B and Class C shares, and 1.65% for Class I shares of Greater China Growth Fund. Each expense reimbursement continues in effect through April 28, 2013. Thereafter, each expense reimbursement may be changed with Trustee approval.

Ng Guan Mean and Christopher Darling act as co-portfolio managers of the Asian Small Companies Portfolio (since March 2008). Mr. Ng is a Portfolio Manager of Lloyd George (since May 2007). Previously, he was a portfolio manager at DBS Asset Management in Singapore (2006-2007) and an assistant investment manager at The Asia Life Assurance Society Limited (2000-2006). Mr. Darling is Director of Asian Research at Lloyd George (since 2006). Previously, he was an equity salesperson at Fox, Pitt Kelton in London (2005-2006), an investment consultant (2004) and a portfolio manager at Lombard Odier, Darier, Hentsch and Cie in London (1995-2003).

Pamela Chan is the portfolio manager of the Greater China Growth Portfolio (sinceApril 2002). Ms. Chan has been employed by Lloyd George ^since 1994 and serves as a Director.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares^.^

Each Fund’s annual shareholder report provides information regarding the basis for the Trustees’ approval of the investment advisory and sub-advisory agreements.^

Effective April 28, 2011, Eaton Vance serves as the administrator of each Fund, providing the Funds with administrative services and related office facilities. In return, each Fund is authorized to pay Eaton Vance a monthly administrative fee equal to 0.15% annually of average daily net assets.

Prior to April 28, 2011, Eaton Vance managed the business affairs of each Fund and administered the business affairs of each Portfolio. For these services, Eaton Vance received a monthly fee from each Fund and Portfolio equal to 0.25% annually of average daily net assets less than $500 million. Each fee declined at intervals of $500 million and above. For the period from September 1, 2010 through April 27, 2011, Eaton Vance earned management fees of 0.25% of each Fund’s average daily net assets and administration fees of 0.25% of each Portfolio’s average daily net assets. Effective March 27, 2006, ^LGM-Bermuda and Eaton Vance agreed to reduce each Fund’s total annual operating expenses in an amount equal to 0.05% annually. In addition, ^LGM-Bermuda and Eaton Vance agreed to further reduce Asian Small Companies Fund’s total annual operating expenses by an additional amount equal to 0.15% annually (0.10% from April 27, 2009 to May 14, 2010^). Effective May 14, 2010^, LGM-Bermuda and Eaton Vance agreed to further reduce Greater China Growth Fund’s total annual operating expenses by an additional 0.10% annually. The fee reductions were shared equally by Eaton Vance and LGM-Bermuda and were terminated in connection with each Fund’s adoption of a new administrative services agreement on April 28, 2011.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs ^for its sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

As a Portfolio investor, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest

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Prospectus dated ^January 1, 2012

in the Portfolio in proportion to the votes cast by its shareholders. There may be other Portfolio investors in addition to a Fund. Purchase and redemption activities by other Portfolio investors may impact the management of a Portfolio and its ability to achieve its objective. Each Fund can withdraw its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Portfolio holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order ^by the close of the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities normally are valued at last sale or closing prices. The investment adviser or sub-adviser may use the fair value of a security if market prices are unavailable or are deemed unreliable, including if events occur after the close of a foreign securities market and before a Portfolio values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by a Portfolio. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Portfolio can change on days when Fund shares cannot be redeemed. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by a Fund’s transfer agent. A Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Class A, Class B and Class C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares^^

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients

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Prospectus dated ^January 1, 2012

of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.^

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of ^fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of ^fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities and certain small and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser and sub-adviser are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip (being a purchase, including an exchange ^purchase, followed or preceded by a redemption, including an exchange redemption, followed or preceded by a purchase, including an exchange purchase) within 90 days, it generally will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

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Prospectus dated ^January 1, 2012

•

transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g.,^ for failure to meet applicable account minimums);

	•	transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
^
	•	transactions made by model-based discretionary advisory accounts;
^
	•	transactions made by an Eaton Vance fund that is structured as a “fund-of-funds”, provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies; or
	•	transactions in shares of Eaton Vance U.S. Government Money Market Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

          •  how long you expect to own your shares; v how much you intend to invest;
          •  the sales charge and total operating expenses associated with owning each class; and
          •  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges" under "Sales Charges" below.

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to ^0.30% annually of average daily net ^assets.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Class B shares automatically convert to Class A shares ^eight years after purchase. Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary. Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain

Eaton Vance Asia and China Funds

18

Prospectus dated ^January 1, 2012

circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who^ (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Payments to Financial Intermediaries. In addition to payments disclosed under “Sales Charges” below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*

Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**

No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

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Prospectus dated ^January 1, 2012

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who^ (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of ^$1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

First or Second	5%
Third	4%	CDSCs are based on the lower of the net asset value at the
Fourth	3%	time of purchase or at the time of redemption. Shares
Fifth	2%	acquired through the reinvestment of distributions are
Sixth	1%	exempt from the CDSC. Redemptions are made first from
Seventh or following	0%	shares that are not subject to a CDSC.

The sales commission payable to financial intermediaries in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

^Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C shares also pay service fees to the principal underwriter equal to 0.25%

Eaton Vance Asia and China Funds

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Prospectus dated ^January 1, 2012

of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.30% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Eaton Vance Asia and China Funds

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Prospectus dated ^January 1, 2012

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers.
The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in
The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion
signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday,
8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more
Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.
By Internet	Certain shareholders can redeem by logging on to the Eaton Vance website at
www.eatonvance.com. Proceeds of internet redemptions are generally limited to
$100,000 per account (which may include shares of one or more Eaton Vance funds)
and can be sent only to the account address or to a bank pursuant to prior instructions.
For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m.
(eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by a Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). Certain redemption requests including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements may require additional documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	Distributions are paid in cash.
• Exchange Option	Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

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Prospectus dated ^January 1, 2012

^Information about the Funds. From time to time, you may receive the following:

      •  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
      •  Periodic account statements, showing recent activity and total share balance.
      •  Tax information needed to prepare your income tax returns.
      •  Proxy materials, in the event a shareholder vote is required.
      •  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website ^approximately one month after such month end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) ^at least quarterly on the Eaton Vance website approximately ten business days after the ^period end and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege.^ You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Class C shares may be exchanged for Class I shares of the same fund held in a proprietary fee-based program sponsored by a financial intermediary, provided that the Class C shares are no longer subject to a CDSC and the conditions for investing in Class I shares described in the prospectus are satisfied.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com^ or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares”. Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of Class C shares for Class I shares of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon

Eaton Vance Asia and China Funds

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Prospectus dated ^January 1, 2012

reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. Each Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

Each Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of investment income and net short-term capital gains generally will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. Each Fund expects its distributions will consist primarily of capital gains. Taxes on distributions of capital gains are determined by how long a Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her shares in a Fund. For the taxable years beginning on or before December 31, 2012, distributions of investment income designated by a Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Each Fund’s distributions will generally not qualify for the dividends-received deduction for corporations. Each Fund’s distributions will be taxable whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains). In that case, a Fund’s yield on those securities would be decreased. These taxes may be

Eaton Vance Asia and China Funds

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Prospectus dated ^January 1, 2012

reduced or eliminated under the terms of an applicable tax treaty. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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Prospectus dated ^January 1, 2012

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

Asian Small Companies Fund

Year Ended August 31,

		^		^		^
		2011		2010		2009

	Class A		Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	^$ 15.450		^$ 15.210	^$ 13.840	^$13.650	^$ 17.670	^$17.550
Income (loss) from operations
	^		^	^	^	^	^
Net investment income (loss) (1)	$ 0.073		$ (0.046)	$ 0.026	$ (0.059)	$ 0.115	$ 0.057
^
Net realized and unrealized gain (loss)	0.857		^0.848	^2.124	^2.085	^(1.900)	^(1.912)
Total income (loss) from operations	^$ 0.930		^$0.802	^$ 2.150	^$2.026	^$(1.785)	^$(1.855)
Less distributions
	^		^	^	^	^	^
From net investment income	$ (0.730)		$ (0.622)	$ (0.541)	$ (0.467)	$—	$—
From net realized gain	—		—	^ —	^ —	^(2.045)	^(2.045)
	^		^
Total distributions	$ (0.730)		$ (0.622)	^$(0.541)	^$(0.467)	^$(2.045)	^$(2.045)
				^	^	^	^
Redemption fees(1)	^$0.000(5)		^$ 0.000(5)	$ 0.001^	$ 0.001^	$ 0.000(5)	$ 0.000(5)
Net asset value - End of year	^$ 15.650		^$ 15.390	^$15.450	^$15.210	^$13.840	^$13.650
	^		^	^	^	^	^
Total return (2)	5.54%		4.77%	15.49%	14.86%	(3.82)%	(4.31)%
Ratios/Supplemental Data
	^		^	^	^	^	^
Net assets, end of year (000’s omitted)	$ 28,910		$ 9,249	$ 37,002	$ 12,073	$ 40,429	$ 13,157
Ratios (as a percentage of average daily net assets):
	^		^	^	^	^	^
Expenses(3)(4)	1.97%(6)		2.67%(6)	2.20%(6)	2.78%(6)	2.66%(6)	3.20%(6)
	^		^	^	^	^	^
Net investment income (loss)	0.42%		(0.27)%	0.17%	(0.39)%	1.02%	0.52%
	^		^	^	^	^	^
Portfolio Turnover of the Portfolio	129%		129%	105%	105%	136%	136%

(See footnotes on last page.)

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26

Prospectus dated ^January 1, 2012

Financial Highlights (continued)

Asian Small Companies Fund

Year Ended August 31,
	^		^

	2008		2007

	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	^$ 36.150	^$35.930	^$26.440	^$26.340
Income (loss) from operations
	^	^	^	^
Net investment income (loss)(1)	$ 0.468	$ 0.328	$ 0.182	$ (0.000)(5)
Net realized and unrealized gain (loss)	^(14.502)	^(14.453)	^9.814	^9.781
Total income (loss) from operations	^$(14.034)	^$(14.125)	^$ 9.996	^$ 9.781
Less distributions
	^	^	^
From net investment income	$ (0.262)	$ (0.071)	$ (0.095)	$—
From net realized gain	^(4.187)	^(4.187)	^(0.197)	^(0.197)
Total distributions	^$ (4.449)	^$ (4.258)	^$(0.292)	^$(0.197)
Redemption fees(1)	^$0.003	^$0.003	^$0.006	^$0.006
Net asset value - End of year	^$17.670	^$17.550	^$ 36.150	^$35.930
	^	^	^	^
Total return (2)	(44.18)%	(44.50)%	37.99%	37.26%
Ratios/Supplemental Data
	^	^	^	^
Net assets, end of year (000’s omitted)	$ 61,395	$ 19,110	$ 232,415	$ 48,084
Ratios (as a percentage of average daily net assets):
	^	^	^	^
Expenses(3)(4)	2.10%	2.64%	1.99%	2.52%
	^	^	^	^
Net investment income (loss)	1.58%	1.14%	0.54%	(0.00)%(7)
	^	^	^	^
Portfolio Turnover of the Portfolio	38%	38%	37%	37%
^

Eaton Vance Asia and China Funds

27

Prospectus dated ^January 1, 2012

	Greater China Growth Fund

	Year Ended August 31,

^	2011^								2010^

		Class A		Class B		Class C	Class I(8)			Class A		Class B	Class C^		Class I(8) ^

Net asset value - Beginning of year	^$	21.090	^$	20.700	^$	20.650	^$	21.090	^$	19.280	^$	18.970	^$	18.930	^$	20.860^
Income (loss) from operations
		^		^		^		^		^		^		^		^
Net investment income (loss)(1)	$ 0.132(12)		$ (0.023)(12) $			(0.016)(12) $		0.237(12)	$ (0.015)			$ (0.133)		$ (0.135)		$ 0.139^
Net realized and unrealized gain^		^0.691		^0.706		^0.699		^0.656		^2.199		^2.154		^2.147		^0.557^
Total income ^from operations	^$	0.823	^$	0.683	^$	0.683	^$	0.893	^$	2.184	^$	2.021	^$	2.012	^$	0.696^
Less distributions
		^		^		^		^		^		^		^		^
From net investment income	$—		$—		$—		$—		$ (0.099)		$ (0.016)		$ (0.017)		$ (0.191)^
From net realized gain		^(2.693)		^(2.693)		^(2.693)		^(2.693)		^(0.276)		^(0.276)		^(0.276)		^(0.276)^
Total distributions	^$	(2.693)	^$	(2.693)	^$	(2.693)	^$	(2.693)	^$	(0.375)	^$	(0.292)	^$	(0.293)	^$	(0.467)^
Redemption fees(1)	^$	0.000(5)	^$	0.000(5)	^$	0.000(5)	^$	0.000(5)	^$	0.001	^$	0.001	^$	0.001	^$	0.001^
Net asset value - End of year	^$	19.220	^$	18.690	^$	18.640	^$	19.290	^$	21.090	^$	20.700	^$	20.650	^$	21.090^
		^		^		^		^		^		^		^		^
Total return (2)		2.76%		1.98%		1.98%		3.07%		11.19%		10.63%		10.61%		3.24%(9) ^

Ratios/Supplemental Data
		^		^		^		^		^		^		^		^
Net assets, end of year (000’s omitted)		$123,108		$ 21,609		$ 35,331		$9,286		$149,279		$28,172		$43,522		$7,457^
Ratios (as a percentage of average daily net
assets):
^		^		^		^		^		^
Expenses (3)(4)		1.85%(6)		2.55%(6)		2.55%(6)		1.56%(6)		2.17%(6)		2.72%(6)		2.72%(6)		1.72%(6)(10)^
		^		^		^		^		^		^		^		^
Net investment income (loss)		0.61%(12)		(0.11)%(12)		(0.08)%(12)		1.10%(12)		(0.07)%		(0.64)%		(0.65)%		0.72%(10) ^
		^		^		^		^		^		^		^		^
Portfolio Turnover of the Portfolio		78%		78%		78%		78%		58%		58%		58%		58%(11) ^
																(See footnotes on last page.)

Eaton Vance Asia and China Funds

28

Prospectus dated ^January 1, 2012

Financial Highlights (continued)

	Greater China Growth Fund

	Year Ended August 31,

^		2009			^ 2008			2007

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	^$ 23.310 ^$	23.110 ^$	23.070 ^$	32.700 ^$	32.580 ^$	32.520	$ 18.010	$18.010	$17.980
Income (loss) from operations
	^	^	^	^	^	^
Net investment income (loss)(1)	$ 0.164	$ 0.081	$ 0.081	$ (0.090)	$ (0.240)	$ (0.245)	$ (0.068)	$ (0.192)	$ (0.190)
Net realized and unrealized gain (loss)	^(1.265)	^(1.292)	^(1.292)	^(7.353)	^(7.283)	^(7.258)	14.783	14.757	14.725
Total income (loss) from operations	^$ (1.101) ^$	(1.211) ^$	(1.211) ^$	(7.443) ^$	(7.523) ^$	(7.503)	$ 14.715	$14.565	$14.535
Less distributions
	^			^	^	^
From net investment income	$—	$—	$—	$—	$—	$—	$ (0.030)	$—	$—
Total distributions	$(2.932)	$(2.932)	$(2.932)	$(1.956)	$(1.956)	$(1.956)	$ (0.030)	$—	$—
Redemption fees(1)	$0.003	$0.003	$0.003	$0.009	$0.009	$0.009	$0.005	$0.005	$0.005
Net asset value - End of year	$19.280	$18.970	$18.930	$23.310	$23.110	$23.070	$32.700	$32.580	$32.520
Total return (2)	(0.09)%	(0.63)%	(0.63)%	(24.79)%	(25.13)%	(25.12)%	81.80%	80.90%	80.87%
^ Ratios/Supplemental Data
^
Net assets, end of year (000’s omitted)	$157,461	$29,580	$47,957	$187,994	$33,850	$53,948	$274,135	$48,913	$79,337
^
Ratios (as a percentage of average daily net assets):
^	^	^	^	^	^	^
Expenses (3)(4)	2.32%	2.82%	2.82%	2.12%	2.62%	2.62%	2.15%	2.65%	2.65%
	^	^	^	^	^	^
Net investment income (loss)	0.99%	0.49%	0.49%	(0.29)%	(0.78)%	(0.80)%	(0.28)%	(0.79)%	(0.78)%
				^	^	^
Portfolio Turnover of the Portfolio	62%	62%	62%	48%	48%	48%	62%	62%	62%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Amount represents less than $0.0005 or $(0.0005) per share.
(6)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.20%, 0.11% and 0.10% of average daily net assets (for Asian Small Companies) for the years ended August 31, 201^1, 2010 and 2009, respectively, and 0.09% and 0.03% of the average daily net assets (for Greater China Growth) for the years ended August 31, 201^1 and 2010, respectively). Absent this subsidy, total return would be lower.

(7)	Amount represents less than (0.005)%.
(8)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.
(9)	Not annualized.
(10)	Annualized.
(11)	For the Portfolio’s year ended August 31, 2010.
(12)

Net investment income (loss) per share reflects special dividends allocated from the Portfolio which amounted to $0.064, $0.061, $0.062 and $0.061 for Class A, Class B, Class C and Class I shares, respectively, per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.31%, (0.39)%, (0.37)% and 0.81% for Class A, Class B, Class C and Class I shares, respectively.

Eaton Vance Asia and China Funds

29

Prospectus dated ^January 1, 2012

More Information

About the ^Funds:More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about each Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122
website:www.eatonvance.com

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s ^website (^www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries:You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon ^Inves^tment Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	PhoneNumber:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122^
P.O.Box 9653	^4400 Computer Drive	Monday–Friday
Providence, RI 02940-9653	Westborough, MA 01581	8a.m.-6p.m.ET

The Funds^’ Investment Company Act No. is 811-01241.	ASCGCP
^
© 201^2 Eaton Vance Management
3078-1/12

Eaton Vance Multi-Cap Growth Fund
Class A Shares - EVGFX^      Class B Shares - EMGFX^      Class C Shares ^- ECGFX

A diversified fund for investors seeking growth of capital

Prospectus Dated
^ January 1, 2012

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this Prospectus
	Page		Page
Fund Summary	2	Investment Objective & Principal Policies and Risks	6
Investment Objective	2	Management and Organization	8
Fees and Expenses of the Fund	2	Valuing Shares	9
Portfolio Turnover	2	Purchasing Shares	9
Principal Investment Strategies	2	Sales Charges	12
Principal Risks	3	Redeeming Shares	14
Performance	4	Shareholder Account Features	^14
Management	5	Additional Tax Information	16
Purchase and Sale of Fund Shares	5	Financial Highlights	18
Tax Information	5
Payments to Broker-Dealers and Other Financial	5
Intermediaries

This Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary

^

Investment Objective

The Fund’s investment objective is to achieve capital growth. A secondary consideration is investment income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page ^19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C

	^	^	^
Management Fees	0.63%	0.63%	0.63%
	^	^	^
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
	^	^	^
Other Expenses	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses^	^0.01%	^0.01%	^0.01%
	^	^	^
Total Annual Fund Operating Expenses	^1.25%	^2.00%	^2.00%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

^

		Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

		^	^	^	^	^	^	^
Class A shares	^$695	$ 949	$1,222	$1,999	$695	$949	$1,222	$1,999
	^	^	^	^	^	^	^	^
Class B shares	$703	$1,027	$1,278	$2,134	$203	$627	$1,078	$2,134
	^	^	^	^	^	^	^	^
Class C shares	$303	$ 627	$1,078	$2,327	$203	$627	$1,078	$2,327

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” ^the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ^168% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. growth companies but may invest up to 25% of its net assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market

Eaton Vance Multi-Cap Growth Fund

2

Prospectus dated January 1, 2012

(including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest up to 10% of its assets in real estate investment trusts (“REITs”). The Fund may also invest in other pooled investment vehicles and may lend its securities. The Fund’s investment objective may not be changed without shareholder approval.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices or by writing put options or to generate income by writing covered call options or put options. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. There is no stated limit on the Fund’s use of derivatives. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The Fund invests in a ^portfolio consisting primarily of common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. Growth companies owned by the Fund may include both large and established market leaders, as well as smaller, less seasoned companies. The Fund may invest in dividend-paying stocks to achieve the secondary consideration of investment income. However, growth stocks typically do not pay dividends. The Fund’s ability to pay dividends depends on the yields available on common stocks and Fund (and class) expenses. If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the portfolio managers believe will grow in value over time. In making investment decisions, the portfolio managers may utilize the information provided by, and the expertise of, the investment adviser’s research staff. Management of the Fund involves consideration of numerous factors (such as potential for price appreciation, risk/return, the mix of securities held by the Fund and, secondarily, long-term dividend prospects). The sell process combines bottom-up and top-down considerations. The portfolio managers will normally consider selling securities when they reach the adviser’s price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid. A top-down assessment of an industry or the economy can also influence sell decisions at times.

The Fund currently invests its assets in Multi-Cap Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and ^market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed ^countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and ^market risks.

Smaller Company Equi^ty Risk. ^The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, ^may be dependent on a limited management group, ^and may lack substantial capital reserves or an established performance record. There ^may be generally less publicly available information about such companies than for larger, more established companies.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use,

Eaton Vance Multi-Cap Growth Fund

3

Prospectus dated January 1, 2012

and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a ^cash investment position, rather than solely to hedge the risk of a position ^held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. ^A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and ^a ^transaction may be unsuccessful ^in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates ^that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies ^to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment ^objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets ^may change as Fund assets increase and decrease, and the ^Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of ^two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010^, the highest quarterly total return for Class A was 26.87% for the quarter ended June 30, 2003, and the lowest quarterly return was –33.13% for the quarter ended December 31, 2008. The year-to-date total return through the end of the most recent calendar quarter (^December 31, 2010 to ^September 30, 2011) was –11.04%.

Eaton Vance Multi-Cap Growth Fund

4

Prospectus dated January 1, 2012

Average Annual Total Return as of December 31, 2010^	One Year	Five Years	Ten Years

Class A Return Before Taxes	^3.63%	^2.97%	^2.02%
Class A Return After Taxes on Distributions	^3.63%	^2.12%	^1.59%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^2.36%	^2.35%	^1.64%
Class B Return Before Taxes	^4.06%	^3.13%	^1.89%
Class C Return Before Taxes	^8.08%	^3.46%	^1.87%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	^17.64%	^3.88%	^0.30%
^ S&P 500 Index (reflects no deduction for fees, expenses or taxes)	^15.06%	^2.29%	^1.41%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research (“BMR”).

Portfolio Managers

Kwang Kim, Vice President of BMR, has managed the Portfolio since 2010.

Gerald I. Moore, Vice President of BMR, has managed the Portfolio since 2010.

G. R. Nelson, Vice President of BMR, has managed the Portfolio since 2010.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Eaton Vance Multi-Cap Growth Fund

5

Prospectus dated January 1, 2012

Investment Objective & Principal Policies and Risks

The Fund and Portfolio are permitted to engage in the following investment practices to the extent set forth in “Fund Summary” above. References to the "Fund" below are to the Fund and Portfolio, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in “Fund Summary". As noted in "Fund Summary", the Fund seeks to achieve its investment objective by investing in the Portfolio named therein, that has the same investment objective and policies as the Fund. Set forth below is additional information about such policies and risks of the Fund described in “Fund Summary” above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Foreign and Emerging Market Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

As an alternative to holding foreign-traded investments, the Fund may invest in dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts ^that evidence ownership in underlying foreign investments); unless otherwise stated in Fund Summary, such investments are not subject to any stated limitation on investing in foreign investments.

The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would otherwise choose to sell. Emerging market^ securities are also subject to speculative trading, which contributes to their volatility.

Foreign Currencies. The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Costs are incurred in connection with conversions between currencies. The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”). Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

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Certain derivative transactions may give rise to a form of leverage. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leverage transactions may substantially exceed the initial investment.

Options on Securities, Indices and Currencies. The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options. By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund^’s risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date. If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options. The Fund also has authority to write (i.e.,^ sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund^’s return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price. If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. The Fund also is authorized to write (i.e.,^ sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund^’s ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying instrument held by the Fund that can act as a partial hedge. As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Covered Calls and Equity Collars. While the Fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 5% of the Fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. ^The Fund also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Equity Swaps. Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security. The success of swap agreements is dependent on the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Short Sales. The Fund may engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the

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short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

Pooled Investment Vehicles. Subject to applicable limitations, the Fund may invest in pooled investment vehicles, including open- and closed-end investment companies affiliated or unaffiliated with the investment adviser, and exchange-traded funds. The market for common shares of closed-end investment companies and exchange-traded funds, which are generally traded on an exchange, is affected by the demand for those securities, regardless of the value of the fund’s underlying portfolio assets. The Fund will indirectly bear its proportionate share of any management fees and expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests, except that management fees of affiliated funds may be waived. To the extent they exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in Fund Summary.

Portfolio Turnover. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities.  Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder.  Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted.  Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Borrowing. The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents.^ The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

General. Unless otherwise stated, the Fund’s investment objective and certain other policies may be changed without shareholder approval. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days^’ advance written notice of the change and, for the purpose of such policy, total assets include any assets purchased with borrowings for investment purposes.

Management and Organization

Management. The Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $18^5 billion on behalf of mutual funds, institutional clients and individuals.

Kwang Kim, Gerald I. Moore and G. R. Nelson are the portfolio managers of Multi-Cap Growth Portfolio (since November 2010). Messrs. Kim and Nelson are Vice Presidents of Eaton Vance and BMR and have been analysts at Eaton Vance for more than five years. Mr. Moore joined Eaton Vance in October 2010 and is currently a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Mr. Moore was Managing Director/Senior Portfolio Manager (2007-2010) and Senior Vice President/Senior Portfolio Manager (2002-2006) at Putnam Investments. All three portfolio managers manage other Eaton Vance portfolios.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

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Prospectus dated January 1, 2012

Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee ^as follows:

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
Up to and including $300 million	0.625%
Over $300 million	0.500%

For the fiscal year ended August 31, 2011, the effective annual rate of investment advisory fees paid to BMR, based on average daily net assets of the Portfolio was 0.625%.

The Fund’s ^annual report provides information regarding the basis for the Trustees’ approval of the Portfolio’s investment advisory agreement.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities and does not currently receive a fee for serving as administrator of the Fund.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs ^for its sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

As a Portfolio investor, the Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. There may be other Portfolio investors in addition to the Fund. Purchase and redemption activities by other Portfolio investors may impact the management of the Portfolio and its ability to achieve its objective. The Fund can withdraw its Portfolio investment at any time without shareholder approval.

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of ^Portfolio holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order ^by the close of the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. The investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before the Portfolio values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by the Fund’s transfer agent. The Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close

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of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Fund does not issue share certificates.

Class A, Class B and Class C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of ^fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of ^fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities and securities of certain small and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip (being a purchase, including an exchange ^purchase, followed or preceded by a redemption, including an exchange redemption, followed or preceded by a purchase, including an exchange purchase) within 90 days, it generally will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because the Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

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•	transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);
•	transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
•	transactions made by model-based discretionary advisory accounts;

^

•	transactions made by an Eaton Vance fund that is structured as a “fund-of-funds”, provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies; or
•	transactions in shares of Eaton Vance U.S. Government Money Market Fund.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified.  The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

•	how long you expect to own your shares;
•	how much you intend to invest;
•	the sales charge and total operating expenses associated with owning each class; and
•	whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Class B shares automatically convert to Class A shares ^eight years after purchase. Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary. Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts).

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See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Payments to Financial Intermediaries. In addition to payments disclosed under “Sales Charges” below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Eaton Vance Multi-Cap Growth Fund

12

Prospectus dated January 1, 2012

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who^ (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of ^$1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

First or Second	5%	CDSCs are based on the lower of the net asset value at the
Third	4%	time of purchase or at the time of redemption. Shares
Fourth	3%	acquired through the reinvestment of distributions are
Fifth	2%	exempt from the CDSC. Redemptions are made first from
Sixth	1%	shares that are not subject to a CDSC.
Seventh or following	0%

The sales commission payable to financial intermediaries in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers.  CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Eaton Vance Multi-Cap Growth Fund

13

Prospectus dated January 1, 2012

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by the Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). Certain redemption requests including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements may require additional documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.

•Cash Option	Distributions are paid in cash.

•Exchange Option

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Eaton Vance Multi-Cap Growth Fund

14

Prospectus dated January 1, 2012

Information about the Fund. From time to time, you may receive the following:

•	Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
•	Periodic account statements, showing recent activity and total share balance.
•	Tax information needed to prepare your income tax returns.
•	Proxy materials, in the event a shareholder vote is required.
•	Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each ^month end is posted to the website ^approximately one month after such ^month end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) ^at least quarterly on the Eaton Vance website approximately ten business days after the ^period end and the Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege.^ You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Class C shares may be exchanged for Class I shares of the same fund held in a propriety fee-based program sponsored by a financial intermediary, provided that the Class C shares are no longer subject to a CDSC and the conditions for investing in Class I shares described in the applicable prospectus are satisfied.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com^ or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares3. Ordinarily, exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of Class C shares for Class I shares of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be

Eaton Vance Multi-Cap Growth Fund

15

Prospectus dated January 1, 2012

credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus.  In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

The Fund intends to pay dividends at least annually and to distribute any net realized capital gains annually. Distributions of investment income and net capital gains from investments held by the Portfolio for one year or less will be taxable as ordinary income. Distributions of net gains from investments held by the Portfolio for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. The Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional Fund shares. A portion of the Fund’s distributions may be eligible for the dividends-received deduction for corporations.

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio’s investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund’s income on such securities. Shareholders of the Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Eaton Vance Multi-Cap Growth Fund

16

Prospectus dated January 1, 2012

For the taxable years beginning on or before December 31, 2012, distributions of investment income designated by the Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

Eaton Vance Multi-Cap Growth Fund

17

Prospectus dated January 1, 2012

Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except that information for the year ended August 31, 2007^ was audited by another independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	Year Ended August 31,

	2011			2010			2009

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$6.340	$6.160	$6.150	$6.510	$6.330	$6.330	$9.550	$9.350	$9.340
Income (Loss) From Operations
^Net investment loss(1)	$(0.025)(2)	$(0.080)(2)	$(0.081)(2)	$(0.019)	$(0.068)	$(0.067)	$(0.005)	$(0.044)	$(0.046)
Net realized and unrealized gain (loss)	1.225	1.200	1.191	(0.051)	(0.046)	(0.055)	(2.953)	(2.902)	(2.890)
Total income (loss) from operations	$1.200	$1.120	$1.110	$(0.070)	$(0.114)	$(0.122)	$(2.958)	$(2.946)	$(2.936)
Less Distributions
From net investment income	—	—	—	(0.100)	(0.056)	(0.058)	(0.008)	—	—
From net realized gain	—	—	—	—	—	—	(0.074)	(0.074)	(0.074)
Total distributions	$—	$—	$—	$(0.100)	$(0.056)	$(0.058)	$(0.082)	$(0.074)	$(0.074)
Net asset value - End of year	$7.540	$7.280	$7.260	$6.340	$6.160	$6.150	$6.510	$6.330	$6.330
Total Return(4)	18.93%	18.02%	18.05%	(1.24)%	(1.90)%	(2.03)%	(30.57)%	(31.15)%	(31.07)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)
Ratios (as a percentage of average daily net assets):	$123,541	$8,409	$19,958	$103,441	$6,413	$16,776	$163,479	$8,092	$21,742
Expenses(5)	1.24%	1.99%	1.99%	1.27%	2.02%	2.02%	1.42%	2.16%	2.17%
^Net investment loss	(0.32)%(2)	(1.06)%(2)	(1.07)%(2)	(0.28)%	(1.01)%	(1.01)%	(0.10)%	(0.82)%	(0.86)%
Portfolio Turnover of the Portfolio	168%(6)	168%(6)	168%(6)	211%	211%	211%	274%	274%	274%

(See footnotes on last page.)

Eaton Vance Multi-Cap Growth Fund

18

Prospectus dated January 1, 2012

Financial Highlights (continued)

	Year Ended August 31,

	2008			2007			^

	Class A	Class B	Class C	Class A	Class B	Class C	^

Net asset value - Beginning of year	$10.730	$ 10.600	$ 10.580	$8.010	$7.960	$7.960^
Income (Loss) From Operations

Net investment income (loss)(1)	$ 0.037	$ (0.040)	$ (0.041)	$ 0.047(2)	$ (0.013)(2)	$ (0.028)(2)^

Net realized and unrealized gain (loss)	0.364(3)	0.371(3)	0.382(3)	2.899	2.874	2.874^
Total income (loss) from operations	$0.401	$0.331	$0.341	$2.946	$2.861	$2.846^
Less Distributions
From net investment income	$—	$—	$—	$—	$—	$—^
From net realized gain	(1.581)	(1.581)	(1.581)	(0.226)	(0.226)	(0.226)^
Total distributions	$ (1.581)	$ (1.581)	$ (1.581)	$ (0.226)	$ (0.226)	$ (0.226)^
Contingent deferred sales charges	$—	$—	$—	$ —	$ 0.005	$—^
Net asset value - End of year	$ 9.550	$ 9.350	$ 9.340	$ 10.730	$ 10.600	$ 10.580^
Total Return(4)	2.39%	1.70%	1.82%	37.30%	36.52%	36.26%^

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$290,306	$ 16,565	$ 34,533	$ 154,213	$ 12,229	$ 11,128^
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.13%	1.88%	1.88%	1.20%	1.86%	1.95%^
Net investment income (loss)	0.36%	(0.40)%	(0.41)%	0.49%(2)	(0.14)%(2)	(0.29)%(2)^
Portfolio Turnover of the Portfolio	206%	206%	206%	144%	144%	144% ^

(1)	Computed using average shares outstanding.
(2)	^Net investment income (loss) per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share for Class A, Class B and Class C, respectively, for the year ended August 31, 2011, and $0.084, $0.086 and $0.080 per share for Class A, Class B and Class C, respectively, for the year ended August 31, 2007. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.41)%, (1.15)% and (1.16)% for Class A, Class B and Class C, respectively, for the year ended August 31, 2011, and (0.39)%, (1.05)% and (1.13)% for Class A, Class B and Class C, respectively, for the year ended August 31, 2007.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	^Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

Eaton Vance Multi-Cap Growth Fund

19

Prospectus dated January 1, 2012

More Information

About the Fund: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about the Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122
website:www.eatonvance.com

You will find and may copy information about the Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s ^website (^www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries:You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon ^Inves^tment Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
P.O. Box 9653	^4400 Computer Drive	Monday–Friday
Providence, RI 02940-9653	^Westborough, MA 01581	8a.m.-6p.m. ET

The Fund’s Investment Company Act No. is 811-01241.	GGFP
^
© 201^2 Eaton Vance Management
1916-1/12

Eaton Vance Richard Bernstein ^Equity Strategy Fund

Class A Shares - ERBAX      Class C Shares - ERBCX      Class I Shares - ERBIX

A diversified fund seeking total return

Prospectus Dated
^ January 1, 2012

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this Prospectus

	Page		Page
Fund Summary	2	Investment Objective & Principal Policies and Risks^	6
Investment Objective^	2	Management and Organization^	9
Fees and Expenses of the Fund^	2	Valuing Shares^	10
Portfolio Turnover^	2	Purchasing Shares^	11
Principal Investment Strategies^	2	Sales Charges^	13
Principal Risks^	3	Redeeming Shares^	15
Performance^	5	Shareholder Account Features^	16
Management^	5	Additional Tax Information^	17
Purchase and Sale of Fund Shares^	5	Financial Highlights	19
^Tax Information	5
Payments to Broker-Dealers and Other Financial	5
Intermediaries^

This Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary

Investment Objective

The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^13 of this Prospectus and page ^18 of the Fund’s Statement of Additional Information.

	Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I

	Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
	Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	1.00%	None

	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I

	Management Fees	0.90%	0.90%	0.90%
	Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
^
	Other Expenses	^0.28%	^0.28%	^0.28%
		^	^	^
	Total Annual Fund Operating Expenses	1.43%	2.18%	1.18%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

^
			Expenses with Redemption				Expenses without Redemption

		1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

				^
	Class A shares	$712^	$1,001	$1,312^	$2,190	$712	$1,001	$1,312	$2,190
		^		^
	Class C shares	$321^	$ 682	$1,169^	$2,513	$221	$ 682	$1,169	$2,513
		^		^
	Class I shares	$120^	$ 375	$ 649^	$1,432	$120	$ 375	$ 649	$1,432

Portfolio Turnover^

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period (from the commencement of operations on October 12, 2010 through August 31, 2011), the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

^Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities of any rating or that are unrated. The Fund may invest an unlimited amount of its assets in foreign securities located in developed or emerging market countries, including securities trading in the form of depositary receipts. The Fund may invest in stocks of companies of any capitalization, real estate investment trusts, exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”, including commodity-related ETFs), and other pooled investment vehicles.

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Prospectus dated ^January 1, 2012

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices. However, the Fund may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange traded and over-the-counter options; equity collars; equity-linked securities and equity swap agreements. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). There is no stated limit on the Fund’s use of derivatives.

The Fund ^is managed in a macro-driven, top-down style that ^emphasizes and de-emphasizes various global equity market segments at different times. Leading exposures will vary among growth and value, small, mid and large cap, U.S. and non-U.S., and developed and emerging markets based on the sub-adviser’s assessment of a range of proprietary and non-proprietary quantitative indicators and the firm’s macro-economic analysis and judgment. It is expected that the macro-economic factors and indicators will evolve over time and may include the following: global equity market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual stock selection will be based on quantitative screening and optimization to achieve desired market exposures while controlling stock-specific and other observable market risks. The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk controls are maintained. Stocks may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view.

The Fund will exercise a flexible strategy and is not limited by investment style or by an issuer’s location, size, market capitalization or industry sector. The strategy may have none, some or all of its assets invested in a particular market segment at a given time, and across market segments in relative proportions that change over time. ^At anytime, up to 100% of ^the Fund’s assets may be invested in either U.S. or foreign securities, including issuers located in emerging market countries.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous ^levels.

Smaller Company Equi^ty Risk. ^The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, ^may be dependent on a limited management group, ^and may lack substantial capital reserves or an established performance record. There ^may be generally less publicly available information about such companies than for larger, more established companies.

Fixed Income and Convertible Security Risk. The Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and ^market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed ^countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and ^market risks.

Risks of Commodity-Related Investments. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health,

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Prospectus dated ^January 1, 2012

political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk^ may be more significant when ^derivatives are used to enhance return or as a substitute for a ^cash investment position, rather than solely to hedge the risk of a position ^held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. ^A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and ^a ^transaction may be unsuccessful ^in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active and Quantitative Management. The Fund is an actively managed portfolio and its success depends upon the ^ability of the ^sub-adviser to develop and effectively implement strategies ^to achieve the Fund’s investment objective. Subjective decisions may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized. The ^sub-adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, ^for which there can be no assurance that ^the desired results will be achieved.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment ^objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets ^may change as Fund assets increase and decrease, and the ^Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

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Prospectus dated ^January 1, 2012

Performance

Performance history will be available after the Fund has been in operation for one full calendar year.

Management

Investment Adviser. Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser. Richard Bernstein Advisors LLC (“RBA”).

Portfolio Manager. The Fund is managed by Richard Bernstein, Chief Executive Officer and Chief Investment Officer of RBA, who has managed the Fund since its inception in 2010.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for Class A and Class C and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Prospectus dated ^January 1, 2012

Investment Objective & Principal Policies and Risks^

The Fund is permitted to engage in the following investment practices to the extent set forth in “Fund Summary” above.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in “Fund Summary”. Set forth below is additional information about such policies and risks of the Fund described in “Fund Summary” above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Foreign and Emerging Market Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard^ practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.^^

As an alternative to holding foreign-traded investments, the Fund may invest in dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts that evidence ownership in underlying foreign investments).

The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would otherwise choose to sell. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Foreign Currencies.The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Costs are incurred in connection with conversions between currencies. The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”). Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Certain derivative transactions may give rise to a form of leverage. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leverage transactions may substantially exceed the initial investment.

Options on Securities, Indices and Currencies. The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. There are several risks associated with transactions in options such as imperfect correlation,

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Prospectus dated ^January 1, 2012

counterparty risk and an insufficient liquid secondary market for particular options. By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund^’s risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date. If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options. The Fund also has authority to write (i.e.,^ sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund^’s return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price. If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder^.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. The Fund also is authorized to write (i.e.,^ sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund^’s ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying instrument held by the Fund that can act as a partial hedge. As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Covered Calls and Equity Collars. While the Fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 5% of the Fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. ^The Fund also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Equity Swaps. Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security. The success of swap agreements is dependent on the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Equity-Linked Securities. Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk of the underlying security, there is the risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while the Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund’s ability to enter into other transactions

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Prospectus dated ^January 1, 2012

at a time when doing so might be advantageous.

Short Sales. The Fund may engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

Fixed-Income Securities. Fixed-income securities include all types of bonds and notes, such as convertible securities; corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities; loan participations and assignments; delayed funding loans and revolving credit facilities; preferred securities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks. Fixed-income securities are issued by: non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and non-U.S. corporations. Fixed-income securities include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities.

Credit Quality.^ Rating agencies are private services that provide ratings of the credit quality of certain fixed income securities. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating .

Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

U.S. Treasury and Government Agency Securities. U.S. Treasury securities (“Treasury Securities”) include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance. Agency Securities include obligations issued or guaranteed by U.S. Government agencies or instrumentalities and government-sponsored enterprises. Agency Securities may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. While U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities are not issued^ and may not be guaranteed^ by the U.S. Treasury. To the extent that the Fund invests in securities of government-sponsored enterprises, the Fund will be subject to the risks unique to such entities. Government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”), the Private Export Funding Corporation (“PEFCO”), the Federal Deposit Insurance Corporation (“FDIC”), the Federal Farm Credit Banks (“FFCB”) and the Tennessee Valley Authority (“TVA”), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government. The U.S. Government has ^provided financial support to Fannie Mae and Freddie Mac in the past, but there can be no assurance that it will support these or other government-sponsored enterprises in the future. Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Eurodollar and Yankee Dollar Instruments. The Fund may invest a portion of its assets in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments

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Prospectus dated ^January 1, 2012

by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry the same risks as investing in foreign securities.

Smaller Companies. Securities of smaller, less seasoned companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

Pooled Investment Vehicles. Subject to applicable limitations, the Fund may invest in pooled investment vehicles, including open- and closed-end investment companies affiliated or unaffiliated with the investment adviser, and exchange-traded funds. The market for common shares of closed-end investment companies and exchange-traded funds, which are generally traded on an exchange, is affected by the demand for those securities, regardless of the value ^of the ^fund’s underlying portfolio assets. The Fund will indirectly bear its proportionate share of any management fees and expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests, except that management fees of affiliated funds may be waived. To the extent they exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in FundSummary.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Borrowing. The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents.^ The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

General. Unless otherwise stated, the Fund^’s investment objective and certain other policies may be changed without shareholder approval. Shareholders will receive 60 days^’ written notice of any material change in the investment objective. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days^’ advance written notice of the change and, for the purpose of such policy, net assets include any assets purchased with borrowings for investment purposes.

The Fund^’s investment policies include a provision allowing the Fund to invest^ (i) all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such companies have investment objectives, policies and restrictions that are consistent with those of the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in one or more such investment companies at any time without shareholder approval.

Management and Organization

Management.The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at Two International Place^ Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $1^8^5 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance manages the investments of the Fund and provides administrative services and related office facilities. Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a monthly fee as follows:

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Annual Fee Rate
Average Daily Net Assets	(for each level)

up to $500 million	0.900%
$500 million but less than $1 billion	0.850%
$1 billion but less than $2.5 billion	0.825%
$2.5 billion but less than $5 billion	0.800%
$5 billion and over	0.780%

For the period from the start of business October 12, 2010, to August 31, 2011, the effective annual rate of the advisory fee paid to Eaton Vance, based on average daily net assets of the Fund, was 0.90% (annualized).^

Pursuant to an investment sub-advisory agreement, Eaton Vance has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (“RBA”), a registered investment adviser. RBA is located at 520 Madison Avenue, 28th Floor, New York, NY 10022. Eaton Vance pays RBA a portion of its fee for sub-advisory services provided to the Fund.^

Richard Bernstein has been the portfolio manager of the Fund since it’s inception in 2010. Mr. Bernstein is the Chief Executive Officer and Chief Investment Officer of RBA (since its founding in 2009). Prior to founding RBA, Mr. Bernstein was Chief Investment Strategist (2006-2009) and Chief U.S. Strategist (2001-2006) at Merrill Lynch & Co. Mr. Bernstein has managed another Eaton Vance Fund since 2011.

The Fund’s annual shareholder report provides information regarding the basis for the Trustees’ approval of the Fund’s investment advisory and administrative agreement and the Fund’s investment sub-advisory agreement.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs ^for its sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization.The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

^Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time)^. The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order ^by the close of the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser ^the daily valuation of such investments. The investment adviser has delegated daily valuation of the Fund to the sub-adviser. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. Most debt securities are valued by an independent pricing service. In certain situations, the investment adviser or sub-adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before the Fund values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed. The investment adviser ^and sub-adviser expect^ to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

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Prospectus dated ^January 1, 2012

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by the Fund’s transfer agent. The Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Fund does not issue share certificates.

Class A and Class C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans^ and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who^ (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request ^an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

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A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of ^fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of ^fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted ^securities and certain small-and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser and sub-adviser are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip (being a purchase, including an exchange ^purchase, followed or preceded by a redemption, including an exchange redemption, followed or preceded by a purchase, including an exchange purchase) within 90 days, it generally will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because the Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

	•	transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);
	•	transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
^
	•	transactions made by model-based discretionary advisory accounts;
^
	•	transactions made by an Eaton Vance fund that is structured as a “fund-of-funds”, provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies; or
	•	transactions in shares of Eaton Vance U.S. Government Money Market Fund.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified.  The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

• how long you expect to own your shares;

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Prospectus dated ^January 1, 2012

•	how much you intend to invest;
•	the sales charge and total operating expenses associated with owning each class; and
•	whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution service fees equal to 0.25% annually of average daily net assets.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The CDSC is deducted from redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their intermediary.

Class I shares are offered to clients of financial intermediaries who^ (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Payments to Financial Intermediaries. In addition to payments disclosed under “Sales Charges” below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%

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Prospectus dated ^January 1, 2012

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%^

*

Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**

No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A shares of Eaton Vance U.S. Government Money Market Fund^ cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who^ (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of ^$1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year^of purchase.

The sales commission payable to financial intermediaries in connection with sales of Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution and Service Fees. Class A and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because

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Prospectus dated ^January 1, 2012

these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1% of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class C shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25%^ of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by the Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). Certain redemption requests including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements may require additional documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the

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Prospectus dated ^January 1, 2012

purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.

•Cash Option	Distributions are paid in cash.

•Exchange Option	Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Fund. From time to time, you may receive the following:

•	Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
•	Periodic account statements, showing recent activity and total share balance.
•	Tax information needed to prepare your income tax returns.
•	Proxy materials, in the event a shareholder vote is required.
•	Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.^

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each ^month end is posted to the website ^approximately one month after such ^month end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) ^at least quarterly on the Eaton Vance website approximately ten business days after the ^period end a^nd the Fund may also post per^formance attribution as of a month end or more frequently if deemed appropriate.

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege.^ You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Class C shares may be exchanged for Class I shares of the same Fund held in a proprietary fee-based program sponsored by a financial intermediary, provided that the Class C shares are no longer subject to a CDSC and the conditions for investing in Class I shares described in the applicable prospectus are satisfied.

Eaton Vance Richard Bernstein ^Equity Strategy Fund

16

Prospectus dated ^January 1, 2012

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com^ or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares”. Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of Class C shares for Class I shares of the same Fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus.  In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

^Additional Tax Information

The Fund intends to declare and pay distributions annually. Dividends may not be paid if Fund (and Class) expenses exceed Fund income for the period. Different Classes of the Fund will generally distribute different dividend amounts. The Fund makes distributions of net realized capital gains, if any, at least annually.

Eaton Vance Richard Bernstein ^Equity Strategy Fund

17

Prospectus dated ^January 1, 2012

A portion of any distribution of the Fund’s investment income may, and any distribution by the Fund of net realized short-term capital gains will, be taxed as ordinary income. Distributions of any net long-term capital gains will be taxed as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. For taxable years beginning on or before ^December 31, 2012, distributions of investment income designated by the Fund as derived from “qualified dividend income” (as further described in the Statement of Additional Information) will be taxable to shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met by both the shareholder and the Fund. Over time, distributions by the Fund can generally be expected to include ordinary income, qualified dividend income and capital gain distributions taxable as long-term capital gains. A portion of the Fund’s income distributions may be eligible for the dividends-received deduction for corporations. The Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

Eaton Vance Richard Bernstein ^Equity Strategy Fund

18

Prospectus dated ^January 1, 2012

^Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

Period Ended August 31,

2011(1)

	Class A	Class C	Class I

Net asset value - Beginning of period	$ 10.000	$10.000	$ 10.000
Income (loss) from Operations
Net investment income(loss)(2)	$ 0.047	$ (0.026)	$ 0.067
Net realized and unrealized loss	(0.077)	(0.084)	(0.077)
Total loss from operations	$ (0.030)	$ (0.110)	$ (0.010)
Net asset value - End of period	$ 9.970	$ 9.890	$ 9.990
Total Return(3)	(0.30)%(4)	(1.10)%(4)	(0.10)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$110,839	$81,599	$225,484
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.43%(6)	2.18%(6)	1.18%(6)
Net investment income (loss)	0.49%(6)	(0.27)%(6)	0.70%(6)
Portfolio Turnover	109%(4)	109%(4)	109%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

Eaton Vance Richard Bernstein ^Equity Strategy Fund

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Prospectus dated ^January 1, 2012

More Information

About the ^Fund: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about the Fund’s investments ^is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year.You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122
website:www.eatonvance.com

You will find and may copy information about the Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s ^website (^www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries:You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon ^Investment Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122^
P.O.Box9653	^4400 Computer Drive	Monday–Friday
Providence, RI 02940-9653	Westborough, MA 01581	8a.m.-6p.m.ET

The Fund^’s Investment Company Act No. is 811-01214.	RBMMEP
^
4822-01/12	© 201^2 Eaton Vance Management

Eaton Vance Worldwide Health Sciences Fund

Class A Shares - ETHSX^    Class B Shares - EMHSX^    Class C Shares - ECHSX
Class I Shares - EIHSX^    Class R Shares - ERHSX

A diversified global growth fund concentrating in health sciences companies

Prospectus Dated
January 1, 2012

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this Prospectus
	Page		Page

Fund Summary	2	Investment Objective & Principal Policies and Risks	6
Investment Objective	2	Management and Organization	9
Fees and Expenses of the Fund	2	Valuing Shares	^11
Portfolio Turnover	2	Purchasing Shares	^11
Principal Investment Strategies	3	Sales Charges	^15
Principal Risks	3	Redeeming Shares	^17
Performance	4	Shareholder Account Features	^17
Management	5	Additional Tax Information	^19
Purchase and Sale of Fund Shares	5	Financial Highlights	^21
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5

This Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary

Investment Objective

The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^15 of this Prospectus and page ^21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I	Class R

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I	Class R

		^	^	^	^
Management Fees(2)	^1.24%	1.24%	1.24%	1.24%	1.24%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a	0.50%
Other Expenses	0.31%	0.31%	0.31%	0.31%	0.31%
	^	^	^	^	^
Total Annual Fund Operating Expenses	1.80%	2.55%	2.55%	1.55%	2.05%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
(2)	Management Fees have been restated to reflect the terms of an Amended and Restated Investment Advisory Agreement, a new Management Agreement and a new Administration Agreement effective August 1, 2011 and assume that the new Index used for performance fee purposes was in place for the entire performance adjustment period. The restated performance fee adjustment would have increased the effective rate of the basic investment advisory fee of 0.48% by 0.17% for the most recent fiscal year ended August 31, 2011. See page 9 of this Prospectus for more information about the calculation of the performance fee adjustment.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

^

		Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

		^	^	^	^	^	^	^
Class A shares	^$747	$1,109	$1,494	$2,569	$747	$1,109	$1,494	$2,569
	^	^	^	^	^	^	^	^
Class B shares	$758	$1,193	$1,555	$2,702	$258	$ 793	$1,355	$2,702
	^	^	^	^	^	^	^	^
Class C shares	$358	$ 793	$1,355	$2,885	$258	$ 793	$1,355	$2,885
	^	^	^	^	^	^	^	^
Class I shares	$158	$ 490	$ 845	$1,845	$158	$ 490	$ 845	$1,845
	^	^	^	^	^	^	^	^
Class R shares	$208	$ 643	$1,103	$2,379	$208	$ 643	$1,103	$2,379

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was ^43% of the average value of its portfolio.

Eaton Vance Worldwide Health Sciences Fund

2

Prospectus dated January 1, 2012

^Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”). A company will be considered to be a health sciences company if, at the time of investment, 50% or more of the company’s sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care. The Fund invests in U.S. and foreign securities and will normally be invested in issuers located in at least three different countries. The Fund may invest in securities of both larger established and smaller emerging companies located in developed or emerging markets, some of which may be denominated in foreign currencies. The Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry. The Fund may invest up to 5% of its total assets in royalty bonds. The Fund may also invest in other pooled investment vehicles.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the adviser believes will grow in value over time regardless of short-term market fluctuations. In making investment decisions, the portfolio managers utilize the information provided by, and the expertise of, the investment adviser’s research staff. The stock selection process will be based on numerous factors, including the potential to increase market share (for larger companies), and the potential of research and development projects (for smaller companies). The portfolio managers consider selling a holding whenever it adds a holding to the Fund. The stock selection process is highly subjective.

The Fund currently invests its assets in Worldwide Health Sciences Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Sector Concentration Risk. The Fund concentrates its investments in the health sciences industry, so the Fund will likely be affected by events that adversely affect that industry. The Fund has historically held fewer than 60 stocks at any one time; therefore, the Fund is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of Fund shares can also be impacted by regulatory activities that affect health sciences companies. For instance, increased regulation can increase the cost of bringing new products to market and thereby reduce profits.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Eaton Vance Worldwide Health Sciences Fund

3

Prospectus dated January 1, 2012

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. ^Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010^, the highest quarterly total return for Class A was ^18.93% for the quarter ended ^June 30, 2003, and the lowest quarterly return was ^–19.26% for the quarter ended March 31, 2001. The year-to-date total return through the end of the most recent calendar quarter (^December 31, 2010 to ^September 30, 2011) was –0.11%.

Average Annual Total Return as of ^December 31, 2010	One Year	Five Years	Ten Years

		^	^
Class A Return Before Taxes	^4.71%	2.60%	1.67%
	^	^	^
Class A Return After Taxes on Distributions	3.75%	1.41%	0.98%
	^	^	^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	4.34%	2.06%	1.30%
	^	^	^
Class B Return Before Taxes	5.31%	2.77%	1.51%
	^	^	^
Class C Return Before Taxes	9.31%	3.05%	1.50%
	^	^	^
Class I Return Before Taxes	11.23%	3.86%	2.29%
	^	^	^
Class R Return Before Taxes	10.81%	3.57%	2.11%
	^	^	^
MSCI World Health Care Index (reflects net dividends, which reflect the deduction of withholding taxes)	2.41%	1.88%	0.76%
	^	^	^
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Class I and R performance shown above for the periods prior to October 1, 2009 and September 8, 2003 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. The Fund’s primary benchmark has been changed to the MSCI World Health Care Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund. Investors cannot invest directly in an Index. (Source for MSCI World Health Care Index: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved the data, and has no liability hereunder.)^^

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Worldwide Health Sciences Fund

4

Prospectus dated January 1, 2012

^Management

Investment Adviser. OrbiMed Advisors LLC (“OrbiMed”).

Portfolio Managers

Samuel D. Isaly, founder and Managing Member of OrbiMed and Team Leader of the Portfolio, has managed the Portfolio since it commenced operations in 1996 and the Portfolio’s predecessor entities since 1989.

Sven H. Borho, CFA, founding Member, portfolio manager and Head of Trading at OrbiMed, has managed the Portfolio since 2005.

Geoffrey C. Hsu, CFA, Member of OrbiMed, has managed the Portfolio since 2005.

Richard D. Klemm, Ph.D., CFA, ^Public Equity Partner at OrbiMed, has managed the Portfolio since 2005.

Trevor M. Polischuk, Ph.D., ^Public Equity Partner at OrbiMed, has managed the Portfolio since 2005.

^Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for Class A, Class B, Class C and Class R and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Eaton Vance Worldwide Health Sciences Fund

5

Prospectus dated January 1, 2012

Investment Objective & Principal Policies and Risks

The Fund and Portfolio are permitted to engage in the following investment practices to the extent set forth in “Fund Summary” above. References to the "Fund" below are to the Fund and Portfolio, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in “Fund Summary". As noted in "Fund Summary", the Fund seeks to achieve its investment objective by investing in the Portfolio named therein, that has the same investment objective and policies as the Fund. Set forth below is additional information about such policies and risks of the Fund described in “Fund Summary” above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Health Sciences Companies. Many health sciences companies are subject to substantial governmental regulations that can affect their prospects. Changes in governmental policies, such as reductions in the funding of third-party payment programs, may have a material effect on the demand for particular health care products and services. Regulatory approvals (often entailing lengthy application and testing procedures) are also generally required before new drugs and certain medical devices and procedures may be introduced. Many of the products and services of companies engaged in medical research and health care are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, such products are subject to risks such as the appearance of toxic effects following commercial introduction and manufacturing difficulties. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. Health sciences companies include companies that offer limited products or services or which are at the research and developmental stage with no marketable or approved products or technologies.

Foreign and Emerging Market Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

As an alternative to holding foreign-traded investments, the Fund may invest in dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts that evidence ownership in underlying foreign investments).

The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would otherwise choose to sell. Emerging market ^securities are also subject to speculative trading, which contributes to their volatility.

Foreign Currencies.The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Costs are incurred in connection with conversions between currencies. The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”). The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange

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rates, or as a substitute for the purchase or sale of securities or currencies. Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.^

Certain derivative transactions may give rise to a form of leverage. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leverage transactions may substantially exceed the initial investment.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may be more significant when they are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Options on Securities, Indices and Currencies. The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options. By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund’s risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date. If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options. The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund’s return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price. If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund’s ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying instrument held by the Fund that can act as a partial hedge. As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Covered Calls and Equity Collars. While the Fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 5% of the Fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

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Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. ^The Fund also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Equity Swaps. Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security. The success of swap agreements is dependent on the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Short Sales. The Fund may engage in covered short sales ^(on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as 3covering3 the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

Royalty Bonds. Royalty bonds include debt securities collateralized by pharmaceutical royalty interests (“Royalty Bonds”). Pharmaceutical royalty streams are created when the owner of a patent on a pharmaceutical product licenses the discovery to a larger commercial entity for further development, while maintaining a royalty interest on future sales of the product. Royalty Bonds are created when the royalty owner borrows against the royalty stream by issuing debt collateralized by the royalty. Royalty Bond investors receive interest and principal payments collateralized and funded by the stream of royalty payments. Royalty Bonds are typically offered in a private placement pursuant to Section 4(2) of the Securities Act of 1933, as amended, and are restricted as to resale. Because Royalty Bonds are restricted securities and the proprietary nature of the underlying pharmaceutical product licenses, it may take longer to liquidate Royalty Bond positions than would be the case for other securities. Royalty Bonds are also subject to the industry risks associated with health sciences companies.

Pooled Investment Vehicles. Subject to applicable limitations, the Fund may invest in pooled investment vehicles, including open- and closed-end investment companies affiliated or unaffiliated with the investment adviser, and exchange-traded funds. The market for common shares of closed-end investment companies and exchange-traded funds, which are generally traded on an exchange, is affected by the demand for those securities, regardless of the value of the fund’s underlying portfolio assets. The Fund will indirectly bear its proportionate share of any management fees and expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests, except that management fees of affiliated funds may be waived. To the extent they exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in Fund Summary.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash

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Prospectus dated January 1, 2012

equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Borrowing. The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents. The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

General. Unless otherwise stated, the Fund’s investment objective and certain other policies may be changed without shareholder approval. Any proposed material change in the investment objective will be submitted to shareholders for their approval. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change and, for the purpose of such policy, net assets include any assets purchased with borrowings for investment purposes.

Management and Organization

Management. OrbiMed Advisors LLC (“OrbiMed”), 767 3rd Avenue, New York, NY 10017 serves as investment adviser and manages the Portfolio investments. Eaton Vance Management (“Eaton Vance”), Two International Place, Boston, MA 02110, manages the Portfolio and serves as administrator to the Fund.

Under its investment advisory agreement with the Portfolio, OrbiMed receives a monthly basic investment advisory fee ^as follows:

Annual Fee Rate
Average Daily Net Assets for the ^Month	(for each level)

Up to $500 ^million	0.50%
$500 million but less than $1 ^billion	0.47%
$1 billion but less than $1.5 ^billion	0.43%
$1.5 billion but less than $2 ^billion	0.40%
$2 billion but less than $2.5 ^billion	0.37%
$2.5 billion and over	0.33%

If the Portfolio invests in an affiliated money market fund or similar fund (for cash management purposes) that charges a management fee, then the portion of such fee allocable to the Portfolio will be credited against the Portfolio’s advisory fee. OrbiMed may receive a performance-based upward or downward adjustment to the basic investment advisory fee of up to 0.15% (annually) of the average daily net assets of the Portfolio during the performance measurement period depending upon whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over the same period, except during the transition period (for the 36-month performance adjustment period commencing on August 1, 2011, the Index Return will be the blended record of (i) the S&P 500 Index for the period prior to August 1, 2011 and (ii) the MSCI World Health Care Index for the period after August 1, 2011).

Prior to August 1, 2011^, OrbiMed received a monthly basic investment advisory fee as follows:

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)

Up to $30 million	1.00%
$30 million but less than $50 million	0.90%
$50 million but less than $500 million	0.75%
$500 million but less than $1 billion	0.70%
$1 billion but less than $1.5 billion	0.65%
$1.5 billion but less than $2 billion	0.60%
$2 billion but less than $2.5 billion	0.55%
$2.5 billion and over	0.50%

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Prospectus dated January 1, 2012

Prior to August 1, 2011, OrbiMed received a performance-based upward or downward adjustment to the basic investment advisory fee of up to 0.25% (annually) of the average daily net assets during the performance measurement period of the Portfolio based upon its investment performance compared to the S&P 500 Index over ^the same period. For the fiscal year ended August 31, ^2011, the effective annual rate of the investment advisory fee, including the performance adjustment, based on average daily net assets of the Portfolio was ^0.99%. The fee table on page 2 of this Prospectus has been restated to reflect the terms of the Amended and Restated Investment Advisory Agreement effective August 1, 2011. Until August 1, 2011, OrbiMed paid Eaton Vance Distributors, Inc. (3EVD3) one-third of its advisory fee receipts from its own resources for EVD’s activities as Portfolio placement agent.

The Fund’s annual report provides information regarding the basis for the Trustees’ approval of the Portfolio’s investment advisory agreement.

The Portfolio is managed by a portfolio management team lead by Samuel D. Isaly, who has been the portfolio manager of the Portfolio since it commenced operations and of the Portfolio’s predecessor entities since 1989. He has been President of the Portfolio since October 2002. He is the founder and Managing Member of OrbiMed and has been employed by OrbiMed (and its predecessor) for more than 5 years. OrbiMed is an investment advisory firm registered with the Securities and Exchange Commission. The members of his portfolio management team are as follows:

Sven H. Borho, CFA, is a founding Member of OrbiMed and a portfolio manager for OrbiMed’s public equity funds and heads the firm’s trading efforts. Mr. Borho has been employed by OrbiMed (and its predecessor) for more than five years.

Geoffrey C. Hsu, CFA, is a Member of and biotechnology analyst at OrbiMed and joined the portfolio management team in January 2005. Mr. Hsu has been employed by OrbiMed (and its predecessor) for more than five years.

Richard D. Klemm, Ph.D. CFA, is a Public Equity Partner of and a biotechnology analyst at OrbiMed and joined the portfolio management team in January 2005. Mr. Klemm has been employed by OrbiMed (and its predecessor) for more than five years.

Trevor M. Polischuk, Ph.D., is a Public Equity Partner of and an analyst covering the major global pharmaceutical industry at OrbiMed and joined the portfolio management team in January 2005. Mr. Polischuk has been employed by OrbiMed (and its predecessor) for more than five years.

The Statement of Additional Information provides additional information about the investment management team, including information about compensation, other accounts managed by the team members, and each team member’s ownership of Fund shares.

Eaton Vance is responsible for the administration, compliance and oversight of the Portfolio and provides administrative services to the Fund. For these services, Eaton Vance receives a monthly fee from the Portfolio for management services as follows:

^

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)

Up to $500 million	0.375%
$500 million but less than $1 billion	0.340%
$1 billion but less than $1.5 billion	0.310%
$1.5 billion but less than $2 billion	0.275%
$2 billion but less than $2.5 billion	0.240%
$2.5 billion and over	0.210%

Eaton Vance receives a monthly fee from the Fund for administrative services as follows:

Annual Asset Rate
Daily Net Assets	(for each level)

Less than $500 million	0.25%
$500 million but less than $1 billion	0.23%
$1 billion but less than $1.5 billion	0.21%
$1.5 billion but less than $2 billion	0.20%
$2 billion but less than $2.5 billion	0.18%
$2.5 billion and over	0.16%

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Prospectus dated January 1, 2012

Prior to August 1, 2011^, Eaton Vance managed the business affairs of the Fund and administered the business affairs of the Portfolio under agreements that had different fee rates. For the period from September 1, 2010 through July 31, 2011, the administration fee amounted to 0.21% (annualized) of the Portfolio’s average daily net assets. For the period from August 1, 2011 through August 31, 2011, the management fee was equivalent to 0.36% (annualized) of the average daily net assets of the Portfolio. For the period from September 1, 2010 through July 31, 2011, the management fee was equivalent to 0.24% (annualized) of the average daily net assets of the Fund. For the period August 1, 2011 through August 31, 2011, the administration fee amounted to 0.24% (annualized) of the Fund’s average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $185 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs for its sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

As a Portfolio investor, the Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. There may be other Portfolio investors in addition to the Fund. Purchase and redemption activities by other Portfolio investors may impact the management of the Portfolio and its ability to achieve its objective. The Fund can withdraw its Portfolio investment at any time without shareholder approval.

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Portfolio holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities normally are valued at last sale or closing prices. The investment adviser may use the fair value of a security if market prices are unavailable or are deemed unreliable, including if events occur after the close of a foreign securities market and before the Portfolio values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the Portfolio. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Portfolio can change on days when Fund shares cannot be redeemed. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by the Fund’s transfer agent. The Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value.  If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Fund does not issue share certificates.

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Prospectus dated January 1, 2012

Class A, Class B, Class C and Class R Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities and certain small and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Fund.

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Prospectus dated January 1, 2012

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip (being a purchase, including an exchange purchase, followed or preceded by a redemption, including an exchange redemption, followed or preceded by a purchase, including an exchange purchase) within 90 days, it generally will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because the Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

•	transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);
•	transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
•	transactions made by model-based discretionary advisory accounts;
•	transactions made by an Eaton Vance fund that is structured as a “fund-of-funds”, provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies; or
•	transactions in shares of Eaton Vance U.S. Government Money Market Fund.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified.

The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

•	how long you expect to own your shares;
•	how much you intend to invest;
•	the sales charge and total operating expenses associated with owning each class; and
•	whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

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Prospectus dated January 1, 2012

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Class B shares automatically convert to Class A shares ^eight years after purchase. Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary. Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Class R shares are offered at net asset value with no front-end sales charge to retirement plan clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Retirement plan clients include pension plans (including tax-deferred retirement plans and profit-sharing plans), Individual Retirement Account rollovers and non-qualified deferred compensation programs. Class R shares pay distribution and service fees up to 0.50% annually of average daily net assets.

Payments to Financial Intermediaries. In addition to payments disclosed under “Sales Charges” below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

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Prospectus dated January 1, 2012

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

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Prospectus dated January 1, 2012

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

First or Second	5%	CDSCs are based on the lower of the net asset value at the
Third	4%	time of purchase or at the time of redemption. Shares
Fourth	3%	acquired through the reinvestment of distributions are
Fifth	2%	exempt from the CDSC. Redemptions are made first from
Sixth	1%	shares that are not subject to a CDSC.
Seventh or following	0%

The sales commission payable to financial intermediaries in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B, Class C and Class R shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Class R shares pay distribution fees of 0.25% annually of average daily net assets. Although there is no present intention to do so, Class R shares could pay distribution fees of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class B, Class C and Class R shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. After the sale of Class R shares, the principal underwriter generally pays service fees to financial intermediaries based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Prospectus dated January 1, 2012

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by the Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). Certain redemption requests including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements may require additional documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	This option will be assigned if you do not specify an optionDistributions are reinvested in additional shares.

•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.

•Cash Option	Distributions are paid in cash.

•Exchange Option

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Eaton Vance Worldwide Health Sciences Fund

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Prospectus dated January 1, 2012

Information about the Fund. From time to time, you may receive the following:

•	Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
•	Periodic account statements, showing recent activity and total share balance.
•	Tax information needed to prepare your income tax returns.
•	Proxy materials, in the event a shareholder vote is required.
•	Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Eaton Vance website approximately ten business days after the period end and the Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Class C shares may be exchanged for Class I shares of the same fund held in a proprietary fee-based program sponsored by a financial intermediary, provided that the Class C shares are no longer subject to a CDSC and the conditions for investing in Class I shares described in the applicable prospectus are satisifed.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares". Ordinarily exchanges between different ^funds are taxable transactions for federal tax purposes, while permitted exchanges of Class C shares for Class I shares of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon

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Prospectus dated January 1, 2012

reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

The Fund intends to declare and pay distributions annually. Dividends may not be paid if Fund (and Class) expenses exceed Fund income for the period. Different Classes of the Fund will generally distribute different dividend amounts. The Fund makes distributions of net realized capital gains, if any, at least annually.

A portion of any distribution of the Fund’s investment income may, and any distribution by the Fund of net realized short-term capital gains will, be taxed as ordinary income. Distributions of any net long-term capital gains will be taxed as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. For taxable years beginning on or before December 31, 2012, distributions of investment income designated by the Fund as derived from “qualified dividend income” (as further described in the Statement of Additional Information) will be taxable to shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met by both the shareholder and the Fund. Over time, distributions by the Fund can generally be expected to include ordinary income, qualified dividend income and capital gain distributions taxable as long-term capital gains. A portion of the Fund’s income distributions may be eligible for the dividends-received deduction for corporations. The Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

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Prospectus dated January 1, 2012

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.^

Investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.^

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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Prospectus dated January 1, 2012

^Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited ^by Deloitte & Touche LLP, an independent registered public accounting firm, except that information for the year August 31, 2007 and prior was audited by another independent registered public accounting firm. The report^ of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	Year Ended August 31,

	2011					2010

	Class A	Class B	Class C	Class I	Class R	Class A	Class B	Class C	Class I(1)	Class R

Net asset value - Beginning of year	$9.110	$9.400	$9.400	$9.120	$9.450	$8.730	$9.070	$9.070	$8.920	$9.080
Income (Loss) From Operations
Net investment income (loss) (2)	$0.010(3)	$(0.055)(3)	$(0.065)(3)	$0.025(3)	$(0.026)(3)	$(0.086)	$(0.161)	$(0.160)	$(0.053)	$(0.111)
Net realized and unrealized gain^	1.170	1.195	1.205	1.185	1.226	0.473	0.498	0.497	0.260	0.488
Total income ^from operations	$1.180	$1.140	$1.140	$1.210	$1.200	$0.387	$0.337	$0.337	$0.207	$0.377
Less Distributions
From net realized gain	$(0.610)	$(0.610)	$(0.610)	$(0.610)	$(0.610)	$(0.007)	$(0.007)	$(0.007)	$(0.007)	$(0.007)
Total distributions	$(0.610)	$(0.610)	$(0.610)	$(0.610)	$(0.610)	$(0.007)	$(0.007)	$(0.007)	$(0.007)	$(0.007)
Redemption fees^(2)	$0.000(4)	$0.000(4)	$0.000(4)	$0.000(4)	$0.000(4)	$0.000(4)	$0.000(4)	$0.000(4)	$0.000(4)	$0.000(4)
Net asset value - End of year	$9.680	$9.930	$9.930	$9.720	$10.040	$9.110	$9.400	$9.400	$9.120	$9.450
Total Return^(5)	13.16%	12.30%	12.30%	13.48%	12.88%	4.44%	3.72%	3.72%	2.32%(6)	4.16%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 671,124	$ 68,487	$ 202,021	$ 53,255	$ 24,364	$ 679,193	$ 98,854	$ 210,624	$ 38,988	$17,461
Ratios (as a percentage of average daily net assets):
Expenses ^(7)(8)	1.96%(9)	2.71%(9)	2.71%(9)	1.71%(9)	2.21%(9)	2.07%	2.82%	2.82%	1.82%(10)	2.32%
^ Net investment income (loss)	0.10%(3)	(0.54)%(3)	(0.64)%(3)	(0.25)%(3)	(0.25)%(3)	(0.94)%	(1.71)%	(1.69)%	(0.63)%(10)	(1.17)%
Portfolio Turnover of the Portfolio	43%	43%	43%	43%	43%	48%	48%	48%	48%(11)	48%

(See footnotes on next page.)

Eaton Vance Worldwide Health Sciences Fund

21

Prospectus dated January 1, 2012

Financial Highlights (continued)

				Year Ended August 31,

	2009				2008

	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R

Net asset value - Beginning of year	$10.900	$11.340	$11.350	$11.300	$11.950	$12.450	$12.450	$12.350

Income (Loss) From Operations
Net investment loss (2)	$ (0.087)	$ (0.158)	$ (0.157)	$ (0.113)	$ (0.033)	$ (0.118)	$ (0.118)	$ (0.061)
Net realized and unrealized gain (loss)	(0.737)	(0.766)	(0.777)	(0.761)	0.783	0.808	0.818	0.811
Total income (loss) from operations	$(0.824)	$(0.924)	$(0.934)	$(0.874)	$0.750	$0.690	$0.700	$0.750

Less Distributions
From net realized gain	$ (1.346)	$(1.346)	$(1.346)	$(1.346)	$(1.800)	$(1.800)	$(1.800)	$(1.800)
Total distributions	$(1.346)	$(1.346)	$(1.346)	$(1.346)	$(1.800)	$(1.800)	$(1.800)	$(1.800)
Redemption fees(2)	$0.000(4)	$0.000(4)	$0.000(4)	$0.000(4)	$0.000(4)	$0.000(4)	$0.000(4)	$0.000(4)
Net asset value - End of year	$8.730	$9.070	$9.070	$9.080	$10.900	$11.340	$11.350	$11.300
Total Return(5)	(6.40)%	(7.10)%	(7.18)%	(6.63)%	6.86%	6.03%	6.12%	6.62%
Ratios/Supplemental Data

Net assets, end of year (000’s omitted)
Ratios (as a percentage of average daily net assets):	$ 734,686	$ 182,893	$ 237,891	$ 13,508	$1,031,342	$ 321,888	$ 298,695	$ 10,386
Expenses (7)(8)	2.11%	2.86%	2.86%	2.36%	1.52%(9)	2.27%(9)	2.27%(9)	1.77%(9)
Net investment loss	(1.03)%	(1.79)%	(1.80)%	(1.30)%	(0.31)%	(1.06)%	(1.06)%	(0.55)%
Portfolio Turnover of the Portfolio	54%	54%	54%	54%	69%	69%	69%	69%

(See footnotes on next page.)

Eaton Vance Worldwide Health Sciences Fund

22

Prospectus dated January 1, 2012

Financial Highlights (continued)

^
	Year Ended August 31,

	2007				^

	Class A	Class B	Class C	Class R	^

Net asset value - Beginning of year	$11.230	$11.780	$11.780	$11.630

Income (Loss) From Operations
Net investment loss^(2)	$ (0.049)	$ (0.142)	$ (0.142)	$ (0.082)
Net realized and unrealized gain	0.940	0.983	^0.983	0.973
Total income from operations	$0.891	$0.841	$0.841	$0.891

Less Distributions
From net realized gain	$ (0.171)	$(0.171)	$(0.171)	$(0.171)
Total distributions	$(0.171)	$(0.171)	$(0.171)	$(0.171)
Redemption fees^(2)	$0.000(4)	$0.000(4)	$0.000(4)	$ 0.000(4)
Net asset value - End of year	$11.950	$12.450	$12.450	$12.350
Total Return^(5)	8.00%	7.20%	7.20%	7.73%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,058,768	$ 429,929	$ 339,812	$ 7,265
Ratios (as a percentage of average daily net assets):
Expenses ^(7)(8)	1.32%(9)	2.07%(9)	2.07%(9)	1.57%(9)
^ Net investment loss	(0.42)%	(1.17)%	(1.17)%	(0.68)%
Portfolio Turnover of the Portfolio	46%	46%	46%	46%

(1)	^For the period from the commencement of operations, October 1, 2009, to August 31, 2010.
(2)	^Computed using average shares outstanding.
(3)	^Net investment income (loss) per share reflects special dividends allocated from the Portfolio which amounted to $0.066, $0.079, $0.070, $0.058 and $0.58 for Class A, Class B, Class C, Class I and Class R. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.57)%, (1.32)%, (1.32)%, (0.33)% and (0.82)% for Class A, Class B, Class C, Class I and Class R shares.
(4)	^Amount is less than $0.0005.
(5)	^Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	^Not annualized.
(7)	^Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	^Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	^The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011 and less than 0.01% of average daily net assets for the years ended August 31, 2008 and 2007).
(10)	Annualized.
(11)	For the Portfolio’s year ended August 31, 2010.

Eaton Vance Worldwide Health Sciences Fund

23

Prospectus dated January 1, 2012

More Information

About the Fund: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about the Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will findadiscussionofthemarketconditionsandinvestmentstrategiesthatsignificantlyaffectedtheFund’sperformance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122
website:www.eatonvance.com

You will find and may copy information about the Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s website(www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

ShareholderInquiries:You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon Investment Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

^
Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
P.O. Box 9653	4400 Computer Drive	Monday–Friday
Providence, RI 02940-9653	Westborough, MA 01581	8a.m.-6p.m. ET

The Fund’s Investment Company Act No. is 811-01241.	HSP

1915-1/12^	© 2012 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION January 1, 201^2

Eaton Vance Asian Small Companies Fund^
Class A Shares – EVASX      Class B Shares - EBASX
Eaton Vance Greater China Growth Fund^
Class A Shares – EVCGX     Class B Shares – EMCGX     Class C Shares – ECCGX     Class I Shares - EICGX

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and their corresponding Portfolios. The Asian Small Companies Fund and its Portfolio are diversified and the Greater China Growth Fund and its Portfolio are non-diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Growth Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:
	Page		Page
		^
Strategies and Risks	2	^ Sales Charges	22
		^
Investment Restrictions^	4	^ Performance	24
		^
Management and Organization^	6	^ Taxes	26
		^
Investment Advisory and Administrative Services^	15	^ Portfolio Securities Transactions	33
		^
Other Service Providers^	19	^ Financial Statements	35
		^
Calculation of Net Asset Value^	19	^ Additional Information About Investment Strategies	36
Purchasing and Redeeming Shares	20

Appendix A: Class A Fees, Performance and Ownership^	67	Appendix E: Asian and China Region Countries^	74
Appendix B: Class B Fees, Performance and Ownership^	69	Appendix F: Eaton Vance Funds Proxy Voting Policy and Procedures^	84
Appendix C: Class C Fees, Performance and Ownership^	71	Appendix G: Lloyd George Management Proxy Voting Procedures^	86
Appendix D: Class I Performance and Ownership^	73

Although each Fund offers only its shares of beneficial interest, it is possible that aFund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated January 1, 201^2, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

201^2 Eaton Vance Management

^

Definitions

The following terms that may be used in this SAI have the meaning set forth below:
“1940 Act” means the Investment Company Act of 1940, as amended;
“1933 Act” means the Securities Act of 1933, as amended;
“CEA” means Commodity Exchange Act;
“CFTC” means the Commodities Futures Trading Commission;
“Code” means the Internal Revenue Code of 1986, as amended;
“Exchange” means the New York Stock Exchange;
“FINRA” means the Financial Industry Regulatory Authority;
“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;
“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the
Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;
“IRS” means the Internal Revenue Service;
“Portfolio” means a registered investment company sponsored by the Eaton Vance organization in which one or more Funds and other investors may invest substantially all or any portion of their assets;
“Subsidiary” means a wholly-owned subsidiary of the Fund or the Portfolio as described in the prospectus, if applicable;
“SEC” means the U.S. Securities and Exchange Commission; and
“Trust” means Eaton Vance Growth Trust, of which the Fund is a series.

STRATEGIES AND RISKS^

The Fund prospectus identifies the types of investments the Fund will invest in principally in seeking its investment objective and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment, the Fund generally expects to invest less than 5% of its total assets in such investment type. If a particular investment type that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment. 3Fund3 as used herein and under 3Additional Information About Investment Strategies3 refers to each Fund and its corresponding Portfolio. Information about various investment types and practices and the associated risks is included in this SAI under “Additional Information about Investment Strategies”.^

As used in the table below:^

“ASC” refers to Asian Small Companies Portfolio, the master fund for Eaton Vance Asian Small Companies Fund; and^

“GCG” refers to Greater China Growth Portfolio, the master fund for Eaton Vance Greater China Growth Fund.^

^
	Investment Type	Permitted for or Relevant to:
		ASC	GCG
Asset-Backed Securities (“ABS”)
Auction Rate Securities
Build America Bonds
Call and Put Features on Obligations
	Cash Equivalents	✓	✓
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
	Common Stocks	✓	✓

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Convertible Securities	✓	✓
Credit Linked Securities
Derivative Instruments and Related Risks	✓	✓
Direct Investments	✓	✓
Emerging Market Investments	✓	✓
Equity Investments	✓	✓
Equity Linked Securities
Exchange-Traded Funds (“ETFs”)
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	✓	✓
Foreign Currency Transactions	✓	✓
Foreign Investments	✓	✓
Forward Foreign Currency Contracts	✓	✓
Forward Rate Agreements
Futures Contracts	✓	✓
Health Sciences Companies
High Yield Securities	✓	✓
Hybrid Instruments
Illiquid Securities	✓	✓
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds
Junior Loans
Liquidity or Protective Put Agreements
Master Limited Partnerships ("MLPs")
Mortgage-Backed Securities (“MBS”)
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)
Municipal Obligations
Option Contracts	✓	✓
Pooled Investment Vehicles	✓	✓
Preferred Securities	✓	✓
Real Estate Investment Trusts (“REITs”).
Repurchase Agreements	✓	✓
Residual Interest Bonds
Reverse Repurchase Agreements	✓	✓
Royalty Bonds
Securities with Equity and Debt Characteristics	✓	✓
Senior Loans
Short Sales
Smaller Companies	✓	✓
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes
Swap Agreements	✓	✓
Swaptions
Trust Certificates

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

U.S. Government Securities
Unlisted Securities	✓	✓
Variable Rate Obligations
Warrants	✓	✓
When-Issued Securities, Delayed Delivery and Forward Commitments
Zero Coupon Bonds
Other Disclosures Regarding Investment Practices	Permitted for or Relevant to:
	ASC	GCG
Asset Coverage	✓	✓
Average Effective Maturity
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	✓	✓
Diversified Status	✓
Dividend Capture Trading
Duration
Events Regarding FNMA and FHLMC
Fund Investing in a Portfolio	✓	✓
Investments in the Subsidiary
Loan Facility
Participation in the ReFlow Liquidity Program	✓	✓
Portfolio Turnover	✓	✓
Securities Lending	✓	✓
Short-Term Trading
Tax-Managed Investing

1

Each Portfolio will attempt to promptly dispose of any convertible debt instrument that is rated or determined by the investment adviser to be below investment grade subsequent to acquisition by a Portfolio. Except during unusual market conditions, each Portfolio will not invest in debt securities, other than investment grade convertible debt instruments.

2	Each Portfolio may invest up to 10% of its total assets in direct investment in smaller companies based in Asia, in the case of ASC, and in China growth companies, in the case of GCG.
3	Equity investments also include special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities.
4	Each Portfolio may invest up to 5% of its net assets in warrants, including warrants traded in over-the-counter markets.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of:^ (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or^ (b) more than 50% of the outstanding shares of a Fund.

The fundamental investment restrictions for Asian Small Companies Fund are stated below. The Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
(3)	Underwrite securities of other issuers;
(4)

Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contacts for the purchase or sale of physical commodities;

(5)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

(6)

With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)

Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

The fundamental investment restrictions for Greater China Growth Fund are stated below. The Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)

Purchase securities or evidences of interest therein on “margin,” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;
(4)

Make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law;

(5)

Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in any one industry; or

(6)

Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the Prospectus.

Notwithstanding its investment policies and restrictions, each Fund may, in compliance with the requirements of the 1940 Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

In addition, to the extent a registered open-end investment company acquires securities of a portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.^

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of a Portfolio.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio^will not:

•

make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

•

invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund or Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund or Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

^

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of ^each Portfolio. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. ^As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see “Principal Underwriter” under “Other Service Providers”). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and ^BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

As used in the table below, “ASCP” refers to Asian Small Companies Portfolio and “GCGP” refers to Greater China Growth Portfolio.

					Number of Portfolios
					in Fund Complex
	Trust/Portfolio	Term of Office and	Principal Occupation(s) During Past Five Years		Overseen By	Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience		Trustee(1)	During Last Five Years(2)
Interested Trustee
THOMAS E. FAUST JR.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC,		180	^Director of EVC.
1958			Director and President of EV, Chief Executive Officer and
			President of Eaton Vance and BMR, and Director of EVD.
			Trustee and/or officer of ^180 registered investment
			companies and 1 private investment company managed by
			Eaton Vance or BMR. Mr. Faust is an interested person
			because of his positions with BMR, Eaton Vance, EVC, EVD
			and EV, which are affiliates of the Trust and Portfolios.
Noninterested Trustees
			^
SCOTT E. ESTON	^Trustee	Since 2011		^	180	^None
1956			Private investor. Formerly held various positions at
			Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment
			management firm) (1997-2009), including Chief Operating
			Officer (2002-2009), Chief Financial Officer (1997-2009)
			and Chairman of the Executive Committee (2002-2008);
			President and Principal Executive Officer, GMO Trust
			(open-end registered investment company) (2006-2009).
			Former Partner, Coopers and Lybrand L.L.P. (now
			PricewaterhouseCoopers) (public accounting firm)
			(1987-1997).

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By		Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)		During Last Five Years(2)
^
BENJAMIN C. ESTY	^Trustee	Since 2005		^	180	^None
1963			Roy and Elizabeth Simmons Professor of Business
Administration and Finance Unit Head, Harvard University
Graduate School of Business Administration.
^			^
	^Trustee	Since 2007		^	180	^Director of Stonemor Partners
ALLEN R. FREEDMAN			Private Investor. Former Chairman (2002-2004) and a			L.P. (owner and operator of
1940			Director (1983-2004) of Systems & Computer Technology			cemeteries). Formerly, Director
			Corp. (provider of software to higher education). Formerly, a			of Assurant, Inc. (insurance
			Director of Loring Ward International (fund distributor)			provider) (1979-2011).
(2005-2007). Former Chairman and a Director of Indus
International, Inc. (provider of enterprise management
software to the power generating industry) (2005-2007).
Former Chief Executive Officer of Assurant, Inc. (insurance
provider) (1979-2000).
^	^Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial	^	180	^None
WILLIAM H. PARK			Officer, Aveon Group, L.P. (investment management firm)
1947			(2010-2011). Formerly, Vice Chairman, Commercial
Industrial Finance Corp. (specialty finance company)
(2006-2010). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment
management firm) (2002-2005). Formerly, Executive Vice
President and Chief Financial Officer, United Asset
Management Corporation (investment management firm)
(1982-2001). Formerly, Senior Manager, Price Waterhouse
(now PricewaterhouseCoopers) (an independent registered
public accounting firm) (1972-1981).
^
RONALD A. PEARLMAN	^Trustee	Since 2003		^	180	^None
1940			Professor of Law, Georgetown University Law Center.
Formerly, Deputy Assistant Secretary (Tax Policy) and
Assistant Secretary (Tax Policy), U.S. Department of the
Treasury (1983-1985). Formerly, Chief of Staff, Joint
Committee on Taxation, U.S. Congress (1988-1990).
^			^
	^Trustee	Since 2008		^	180	^Formerly, Director of BJ’s
HELEN FRAME PETERS			Professor of Finance, Carroll School of Management, Boston			Wholesale Club, Inc. (wholesale
1948			College. Formerly, Dean, Carroll School of Management,			club retailer) (2004-2011).
			Boston College (2000-2002). Formerly, Chief Investment			Formerly, Trustee of SPDR Index
			Officer, Fixed Income, Scudder Kemper Investments			Shares Funds and SPDR Series
			(investment management firm) (1998-1999). Formerly,			Trust (exchange traded funds)
			Chief Investment Officer, Equity and Fixed Income, Colonial			(2000-2009). Formerly, Director
			Management Associates (investment management firm)			of Federal Home Loan Bank of
			(1991-1998).			Boston (a bank for banks)
(2007-2009).
^			^
	^Trustee	^Trustee of the Trust and		^	180	^None^
LYNN A. STOUT		ASCP since 1998 and of	Paul Hastings Professor of Corporate and Securities Law
1957		GCGP since 2003	(since 2006) and Professor of Law (2001-2006), University
of California at Los Angeles School of Law.
^	^Trustee	^Since 2011	Managing Director, Taggart Associates (a professional	^^	180	Director of Albemarle
HARRIETT TEE TAGGART			practice firm). Formerly, Partner and Senior Vice President,			Corporation (chemicals
1948			Wellington Management Company, LLP (investment			manufacturer) (since 2007) and
			management firm) (1983-2006).^			The Hanover Group (specialty
property and casualty insurance
company) (since 2009).
Formerly, Director of Lubrizol
Corporation (specialty
chemicals) (2007-2011).^

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and	Principal Occupation(s) During Past Five Years		Overseen By	Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience		Trustee(1)	During Last Five Years(2)
^			^
	^Chairman of the ^Chairman of the Board			^^	180	None^
RALPH F. VERNI	Board and	since 2007 and Trustee	Consultant and private investor. Formerly, Chief Investment
1943	Trustee	since 2005	Officer (1982-1992), Chief Financial Officer (1988-1990)
and Director (1982-1992), New England Life. Formerly,
Chairperson, New England Mutual Funds (1982-1992).
Formerly, President and Chief Executive Officer, State Street
Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds
(1992-2000). Formerly, Director, W.P. Carey, LLC
(1998-2004) and First Pioneer Farm Credit Corp.
(2002-2006).^

^

(1)		Includes both master and feeder funds in a master-feeder structure.^
(2)		During their respective tenures, the Trustees (except for Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton
Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National
Municipal Income Trust (launched in 1998 and terminated in 2009).^
Principal Officers who are not Trustees^

^		Term of Office and
Name and Year of Birth	^ Trust/Portfolio Position(s)	^ Length of Service		^ Principal Occupation(s) During Past Five Years
^	^ President of the Trust and Vice		Since 2011	^
DUNCAN W. RICHARDSON	President of each Portfolio			Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC,
1957				Eaton Vance and BMR. Officer of 99 registered investment companies managed by Eaton
Vance or BMR.
^	^ President of each Portfolio		^	^
HON. ROBERT LLOYD GEORGE			Of ASCP since 1996 and of	Chairman of Lloyd George and LGM. Officer of 3 registered investment companies managed
1952			GCGP since 1992	by Eaton Vance or BMR.
BARBARA E. CAMPBELL	^ Treasurer		Of the Trust since 2005 and of	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
1957			each Portfolio since 2008	managed by Eaton Vance or BMR.
MAUREEN A. GEMMA	Vice President, Secretary and		Vice President since 2011,	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
1960	Chief Legal Officer		Secretary since 2007 and Chief	managed by Eaton Vance or BMR.
Legal Officer since 2008
PAUL M. O’NEIL	Chief Compliance Officer		Since 2004	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
1953				managed by Eaton Vance or BMR.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of ^ten Trustees, including ^nine Trustees who are not “interested persons” of a Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.  Each Portfolio has the same leadership structures as the Trust.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Each Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of ^each Fund and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of ^each Fund and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals.

The Board, with the assistance of management and with input from the Board^’s various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of ^the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function. Each Portfolio has the same risk oversight approach as the Funds and the Trust.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee:

Scott E. Eston. Mr. Eston has served as a Trustee in the Eaton Vance Group of Funds since 2011. He currently serves on the investment and advisory board of the BAC Seed Fund, a real estate investment firm, and is also a member of Michigan State University’s Financial Management Institute Advisory Board. From 1997 through 2009, Mr. Eston served in several capacities at Grantham,

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Mayo, Van Otterloo and Co. (“GMO”), including as Chairman of the Executive Committee and Chief Operating and Chief Financial Officer, and also as the President and Principal Executive officer of GMO Trust, an affiliated open-end registered investment company. From 1978 through 1997, Mr. Eston was a partner at Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers).

Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

Thomas E. ^Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007). He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School. Mr. Faust has been a Chartered Financial Analyst since 1988.

Allen R. Freedman^. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of ^Stonemor Partners L.P. where he also serves as the Chair of the Audit Committee and ^a member of the Trust and Compliance Committee. Mr. Freedman was previously a Director of Assurant, Inc. from 1979-2011, a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also ^served as a Director of the Fortis Mutual Funds and First Fortis Life Insurance Company. He remains a Director of Union Security Life Insurance Company of New York, successor to First Fortis. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

William H. ^Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. ^Mr. Park was formerly the Chief Financial Officer of Aveon Group, L.P. ^from 2010-2011. Mr. Park also served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

Ronald ^A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990. Mr. Pearlman was engaged in the private practice of law from 1969-2000, with the exception of the periods of government service. He represented large domestic and multinational businesses in connection with the tax aspects of complex transactions and high net worth individuals in connection with tax and business planning.

Helen Frame Peters^. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and ^was formerly Dean of ^Carroll School of Management from 2000-2002. Ms. Peters was ^previously a Director of ^BJ’s Wholesale Club, Inc. from 200^4-20^11. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR  Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.^

Harriett Tee Taggart. Ms. Taggart has served as a Trustee in the Eaton Vance Group of Funds since 2011. She currently manages a professional practice, Taggart Associates. Since 2007, Ms. Taggart has been a Director of Albermarle Corporation, a specialty chemical company. Since 2009 she has served as a Director of the Hanover Insurance Group, Inc. Ms. Taggart is also a trustee or member of several major non-profit boards, advisory committees and endowment investment companies. From 1983 through 2006, Ms. Taggart served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President and chemical industry sector portfolio manager. Ms. Taggart also served as a Director of the Lubrizol Corporation, a specialty chemicals manufacturer from 2007-2011.^

Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Street Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006. Mr. Verni has been a Chartered Financial Analyst since 1977.^

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair), Peters and Taggart, and Messrs. Eston, Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended August 31, 2011, the Governance Committee convened eight times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair), Eston and Verni, and Mmes. Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended August 31, ^2011, the Audit Committee convened ^fourteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Mmes. Peters and Taggart are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended August 31, ^2011, the Contract Review Committee convened ^nine times.

Messrs. Esty (Chair) and Freedman, and Mmes. Peters and Taggart are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended August 31, ^2011, the Portfolio Management Committee convened ^eight times.

Messrs. Pearlman (Chair) and ^Eston, and Ms. Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended August 31, ^2011, the Compliance Reports and Regulatory Matters Committee convened ^eleven times.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2010. Interests in a Portfolio cannot be purchased by a Trustee.

^
Dollar Range of Equity Securities Owned by
	Scott E.	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Harriett Tee.	Ralph F.
Fund Name	Eston(2)(4)	Esty(2)	Faust Jr.(1)	Freedman(2)	Park(2)	Pearlman(2)	Peters(2)	Stout(2)	Taggart(2)(4)	Verni(2)
^
^
Asian Small		$50,001 -
Companies Fund	None	$100,000	None	None	None	None	None	None	None	None
Greater China								^
Growth Fund	None	None	None	None	None	None	None	None	None	over $100,000(3)
Aggregate Dollar
Range of Equity
Securities Owned
in all Registered
Funds Overseen by
Trustee in the
Eaton Vance	^
Family of Funds	None	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000^	over $100,000(3)	None	over $100,000

(1)	Interested Trustee.
(2)	Noninterested Trustees.
(3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.
(4)	Mr. Eston and Ms. Taggart became Trustees effective September 1, 2011.

As of December 31, ^2010, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no noninterested Trustee (or their immediate family members) had:

^

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD, LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM;
2.

Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above; or

3.

Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no officer of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Noninterested Trustees ^may elect to defer receipt of all or a percentage of their annual fees ^in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested ^in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. ^Deferral of Trustees’ fees in accordance with the ^Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income of a participating Fund or Portfolio, and do not require that a participating Trustee be retained. There is no retirement plan for Trustees. Each Portfolio does not participate in the Trustees^’ Plan^

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Funds (and other series of the Trust) and ^the Portfolios, respectively. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

no compensation from the Trust and each Portfolio.) During the fiscal year ended August 31, ^2011, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, ^2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters	Stout	Verni
	^	^	^	^	^	^	^
Trust(2)	$ 1,798	$ 1,675	$ 1,798	$ 1,798	$ 1,657	$ 1,798	$ 2,495
	^	^	^	^	^	^	^
Asian Small Companies Portfolio	$ 665	$ 626	$ 665	$ 665	$ 612	$ 665	$ 925
	^	^	^	^	^	^	^
Greater China Growth Portfolio	$ 1,101	$ 1,037	$ 1,101	$ 1,101	$ 1,014	$ 1,101	$ 1,533
Trust and Fund Complex(1)	$230,000	$210,000	$230,000	$230,000	$210,000	$230,000(3)	$325,000(4)

(1)

^As of January 1, 2012, the Eaton Vance fund complex consists of 180 registered investment companies or series thereof. Mr. Eston and Ms. Taggart became Trustees effective September 1, 2011, and thus did not receive fees for the period. Heidi L. Steiger resigned as a Trustee effective November 29, 2010. For the fiscal year ended August 31, 201^1, Ms. Steiger received Trustees fees of ^$122 from the Trust and ^$97 and ^$164 from Asian Small Companies Portfolio and Greater China Growth Portfolio, respectively. For the calendar year ended December 31, 2010^, she received $210,000 from the Trust and Fund Complex.

(2)	The Trust consisted of ^9 Funds as of August 31, 201^1.
(3)	Includes $45,000 of deferred compensation.
(4)	Includes $162,500 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on May 25, 1989 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by ^the approval of ^a majority of the Trustees then in office, to be followed by a written notice to^ shareholders.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 14, 2009 and intends to be treated as a partnership for federal tax purposes. Prior to that date each Portfolio was organized as a New York trust on January 19, 1996 for Asian Small Companies Portfolio and September 1, 1992 for Greater China Growth Portfolio. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting. The Portfolio’s By-laws provide that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Portfolio. However, no indemnification will be provided to any Trustee or officer for any liability to the Portfolio or interestholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Portfolio) could be deemed to have personal liability for the obligations of a Portfolio. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. Each Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholders. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. The assets of each Portfolio are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Portfolio’s business and the nature of its assets, management believes that the possibility of the Portfolio’s liability exceeding its assets, and therefore the interestholder’s risk of personal liability, is remote.

^Each Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Proxy Voting Policy.^ The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment sub-adviser and adopted the proxy voting policies and procedures of the investment sub-adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser procedures, see Appendix F and Appendix G, respectively. Pursuant to certain provisions of the 1940 Act and certain exemptive orders relating

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

to funds investing in other funds, a Fund or Portfolio may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

^

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

^Investment Advisory Services. The investment adviser and sub-adviser manage the investments and affairs of each Portfolio and provide related office facilities and personnel subject to the supervision of the Portfolio’s Board of Trustees. The investment adviser or, with respect to certain matters, the sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Portfolio and what portion, if any, of the Portfolio’s assets will be held uninvested. The Investment Advisory Agreement and Investment Sub-Advisory Agreement require the investment adviser or sub-adviser, as the case may be, to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser’s or sub-adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities. For a description of the compensation that each Portfolio pays the investment adviser under its investment advisory agreement, see the Prospectus.

Prior to April 28, 2011 Lloyd George Investment Management (Bermuda) Limited (“LGM-Bermuda”) provided investment advisory services to the Asian Small Companies Portfolio and Lloyd George Management (Hong Kong) Limited (“LGM-HK”) provided investment advisory services to the Greater China Growth Portfolio. Pursuant to a service agreement effective on January 1, 1996 between LGM-HK and its affiliate, ^LGM-Bermuda, LGM-Bermuda, acting under the general supervision of the Greater China Growth Portfolio’s Board of Trustees, ^was responsible for managing the Portfolio’s investments. LGM-HK ^supervised LGM-Bermuda’s performance of this function and retain^ed its contractual obligations under its investment advisory agreement with the Greater China Growth Portfolio. Since January 1, 1996^, LGM-HK had paid to LGM-Bermuda the entire amount of the advisory fee payable by the Greater China Growth Portfolio under its investment advisory agreement with LGM-HK. Pursuant to the investment advisory agreements, each Portfolio paid to the investment adviser for providing investment advisory services:^

Category	Average Daily Net Assets for the Month	Annual Fee Rate
1	up to $500 million	0.75%
2	$500 million, but less than $1 billion	0.70%
3	$1 billion, but less than $1.5 billion	0.65%
^ 4	$1.5 billion, but less than $2 billion	0.60%
^ 5	$2 billion, but less than $3 billion	0.55%
^ 6	$3 billion and over	0.50%

The following table sets forth the net assets of each Portfolio and the advisory fees for the three fiscal years ended August 31, ^2011.

			Advisory Fee for Fiscal Years Ended
Portfolio	Net Assets at ^8/31/11	^8/31/11	^8/31/10	^8/31/09
Asian Small Companies^	$ 85,394,952	$1,102,214	$1,009,067	$ 681,228^
Greater China Growth^	$189,710,703	$2,022,010	$1,879,784	$1,436,248^

Each Investment Advisory Agreement and Investment Sub-Advisory Agreement with the investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually^ (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees ^or either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and ^each Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement

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SAI dated ^January 1, 2012

also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence ^or^ reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

While each Portfolio is a Massachusetts business trust, the investment sub-adviser, together with certain ^officers of each Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. Each Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment sub-adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

^Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, David C. McCabe, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

^Code of Ethics. The investment adviser, sub-adviser, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser, sub-adviser and Eaton Vance, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

^Information About Lloyd George. Lloyd George is a wholly-owned subsidiary of Bank of Montreal. Bank of Montreal, a publicly-traded Canadian banking institution, is a highly-diversified financial services organization involved in personal and commercial banking, capital markets and private client servicing. Lloyd George’s only business is portfolio management. At December 31, 2011, Lloyd George’s assets under management totaled approximately $2.9 billion.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of each Portfolio are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Portfolio. The following table s^hows, as of the Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

^
		Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
		All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee
	Christopher Darling
	Registered Investment Companies	2	$559.7	0	$ 0
	Other Pooled Investment Vehicles	5^	$141.2	1^	$21.8
	Other Accounts^	13^	$449.6	0	$ 0
	Ng Guan Mean
	Registered Investment Companies	1^	$ 38.2	0	$ 0
	Other Pooled Investment Vehicles	2^	$ 66.1	0	$ 0
	Other Accounts	0	$ 0	0	$ 0
	Pamela Chan
	Registered Investment Companies	1^	$189.5	0	$ 0
	Other Pooled Investment Vehicles^	4^	$240.0	0	$ 0
	Other Accounts^	3^	$239.2	1^	$189.9

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio manager as of the Fund’s most recent fiscal year ended August 31, ^2011 and in the Eaton Vance Family of Funds as of December 31, ^2010. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
Fund Name and	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Asian Small Companies Fund
Christopher Darling	None	None
Ng Guan Mean	None	None
Greater China Growth Fund
Pamela Chan	None	None

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he or she advises. In addition due to differences in the investment strategies or restrictions between a Portfolio and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for Lloyd George. Compensation of Lloyd George’s portfolio managers and other investment professionals has two primary components: (1) a base salary and (2) an annual cash bonus. Lloyd George’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all the investment adviser’s employees. Compensation of Lloyd George’s investment professionals is reviewed primarily on an annual basis. Cash bonuses and adjustments in base salary are typically paid or put into effect at or shortly after December 31st of each year.

Method to Determine Compensation. Lloyd George compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves as a portfolio manager. Performance is normally based on periods ending on the December 31st preceding fiscal year-end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, emphasis is normally placed on one-, three- and five-year performance. Performance is evaluated on a pre-tax basis. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

Lloyd George seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Salaries and bonuses are also influenced by the operating performance of Lloyd George. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of Lloyd George’s portfolio managers are comparatively fixed, cash bonuses may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein.^

Administrative Services. As indicated in the Prospectus, Eaton Vance serves as administrator of each Fund, and in return, each Fund is authorized to pay Eaton Vance an annual fee of 0.15% of its average daily net assets for providing administrative services to the Fund. Under the Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Prior to April 28, 2011 under Eaton Vance’s management contract with each Fund and its administration agreement with each Portfolio, Eaton Vance received a monthly management fee from each Fund and a monthly administration fee from the Portfolio. The fee was computed by applying the annual asset rate applicable to that portion of the average daily net assets of each Fund or Portfolio throughout the month in each category as indicated below:

Category	Average Daily Net Assets for the Month	Annual Fee Rate
1	less than $500 million	0.25000%
2	$500 million, but less than $1 billion	0.23333%
3	$1 billion, but less than $1.5 billion	0.21667%
4	$1.5 billion but less than $2 billion	0.20000%
5	$2 billion but less than $3 billion	0.18333%
6	$3 billion and over	0.16667%

As of August 31, 2011, the Asian Small Companies Fund and Asian Small Companies Portfolio had net assets of $38,158,464 and $85,394,952, respectively. For the period from September 1, 2010 through April 27, 2011, and the fiscal years ended August 31, 2010^ and 2009, Eaton Vance earned management fees from the Fund of $85,281, $138,661, and $106,894, respectively, and administration fees from the Portfolio of $224,452, $336,391 and $227,422, respectively. For the period from April 28, 2011 through August 31, 2011, Eaton Vance earned administration fees from the Fund of $22,598.

As of August 31, 2011, the Greater China Growth Fund and Greater China Growth Portfolio had net assets of $189,333,293 and $189,710,703, respectively. For the period from September 1, 2010 through April 27, 2011, and the fiscal years ended August 31, 2010^ and 2009, Eaton Vance earned management fees from the Fund of $403,742, $625,429 and $478,940, respectively, and administration fees from the Portfolio of $404,674, $626,632 and $479,252, respectively. For the period from April 28, 2011 through August 31, 2011, Eaton Vance earned administration fees from the Fund of $109,056.

Effective April 28, 2011, BMR and LGM-HK have agreed to reimburse each Fund’s expenses to the extent that the total annual operating expenses exceed 2.04% and 2.74% of the Asian Small Company Fund’s daily net assets for Class A and Class B shares, respectively, and 1.95%, 2.65%, 2.65% and 1.65% of the Greater China Growth Fund’s average daily net assets for Class A, Class B, Class C and Class I shares, respectively, through April 28, 2013. Thereafter, this reimbursement may be changed or terminated at any time. Pursuant to this agreement, BMR and LGM-HK were allocated $45,944 in total of the Asian Small Company Fund’s operating expenses and $51,971 in total of the Greater China Growth Fund’s operating expenses for the year ended August 31, 2011. Such reduction was shared equally by BMR and LGM-HK.

Effective March 27, 2006 Lloyd George and EVM had agreed to contractually reduce the Asian Small Companies Fund’s total operating expenses in an amount equal to 0.05% annually of the Fund’s average daily net assets. In addition, Lloyd George and EVM had agreed to further reduce the Fund’s total operating expenses by an additional 0.15% annually of the Fund’s average daily net assets (0.10% from April 27, 2009 to May 14, 2010). Pursuant to these agreements, EVM and Lloyd George were allocated $68,224 in total of the Fund’s operating expenses for the period September 1, 2010 through April 27, 2011. Such reductions were shared equally by EVM and Lloyd George and were terminated in connection with the Fund’s adoption of the new administrative services agreement on April 28, 2011.

Effective March 27, 2006, Lloyd George and EVM had agreed to contractually reduce the Greater China Growth Fund’s total operating expenses in an amount equal to 0.05% annually of the Fund’s average daily net assets. In addition, effective May 14, 2010, Lloyd George and EVM had agreed to further reduce the Greater China Growth Fund’s total operating expenses by an additional 0.10% annually of the Fund’s average daily net assets. Pursuant to these agreements, EVM and Lloyd George were allocated $242,245 in total of the Fund’s operating expenses for the period September 1, 2010 through April 27, 2011. Such reductions were shared equally by EVM and Lloyd George and were terminated in connection with the Fund’s adoption of the new administrative services agreement on April 28, 2011.

The new administrative services agreements and fee reduction agreements, the termination of the management agreements and the termination of the previous expense reduction agreements became effective upon the consummation of the change in control and ownership of Lloyd George, at which time Lloyd George cased to be an affiliate of Eaton Vance.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee. For the fiscal year ended August 31, ^2011, the transfer agent accrued for or paid to Eaton Vance ^$4,451 and $2^1,9^28 for sub-transfer agency services performed on behalf of Asian Small Companies Fund and Greater China Growth Fund, respectively.

Expenses. Each Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses.

^

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), Two International Place^ Boston, MA 02110 is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director ofEVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street^“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and each Portfolio. State Street has custody of all cash and securities representing a Fund’s interest in each Portfolio, has custody of each Portfolio’s assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. BNY Mellon ^Inves^tment Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of ^the Fund is ^determined by State Street (as agent and ^custodian) by subtracting the liabilities of the ^Fund from the value of its total assets. ^The Fund ^is closed for business and will not ^issue a net asset value on the following business holidays and any other business day that the New York Stock Exchange (the “Exchange”) is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each ^Portfolio investor may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time

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SAI dated ^January 1, 2012

on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.^

The Board of Trustees has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.^

•

Equity securities (including common stock, exchange traded funds, closed end funds, preferred equity securities, exchange traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

•

Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities. The pricing service may use a pricing matrix to determine valuation.

•	Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value.
•	Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.
•	Senior and Junior Loans are valued on the basis of prices furnished by a pricing service. The pricing service uses transactions and market quotations from brokers in determining values.
•

Most seasoned fixed-rate 30 year MBS are valued by Eaton Vance using a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

•	Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.
•

Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

•

Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

•	Precious metals are valued are valued at the New York Composite mean quotation.
•	Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.
•

Valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold. (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser. The portfolio managers of one Eaton Vance fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Eaton Vance fund. As such, at times the fair value of a Loan determined by certain Eaton Vance portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by^ (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue ^a Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable ^securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Redemption Fees. Prior to January 1, 2011, Class A shares of the Funds and Class I shares of Greater China Growth Fund were subject to a redemption fee equal to 1% of the amount redeemed or exchanged within 90 days of the settlement of the purchase. For the fiscal year ended August 31, ^2011, the Asian Small Companies Fund and the Greater China Growth Fund received redemption fees equal to ^$1,015 and $^1,35^0, respectively.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

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SAI dated ^January 1, 2012

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.^

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent^ and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

CDSC Waiver. The CDSC applicable to Class B and Class C shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B and Class C shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the Re^flow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed

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SAI dated ^January 1, 2012

in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans^

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.30% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.^

The Trust also has in effect a compensation-type Distribution Plan (the “Class B and Class C Plans”) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.^

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B and Appendix C.^

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total expenses incurred in distributing Fund shares. Because payments to the principal underwriter under a Plan are limited, uncovered distribution charges, if applicable, (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, if applicable, see Appendix A, Appendix B and Appendix C.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on June 23, 1997. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

^

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes^ (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that^ (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix ^D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in ^the Portfolio, including other investment companies.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. See each Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of a Fund may also be disclosed as follows:

•	Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services,
Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent,
Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional
Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information
Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities
Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
•	Historical portfolio holdings information:^ From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Funds, the investment adviser, sub-adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by

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SAI dated ^January 1, 2012

a Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES^

The following is a summary of some of the tax consequences affecting the Fund and its shareholders. The summary does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.^

Taxation of the Fund. The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent fiscal year end.^

The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC (and, where applicable, the Portfolio is treated as partnerships for Massachusetts and federal tax purposes), the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.^

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) for taxable years beginning before January 1, 2013^, to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.^

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.^

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.^

Taxation of the Portfolio. If the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share

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of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share. Under current law, provided that the Portfolio is treated as partnerships for Massachusetts and federal tax purposes, the Portfolio should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.^

Taxation of the Subsidiary. To the extent described in the Prospectus, the Portfolio may invest in the Subsidiary. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. As described in the prospectus, the Fund has either applied for or received from the IRS a private ruling relating to the treatment of the income allocated to the Fund from the Subsidiary for purposes of the Fund’s status as a “RIC” under the Code. Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.^

The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s "subpart F income," whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be "subpart F income." The Fund’s recognition of the Subsidiary’s "subpart F income" will increase the Fund’s tax basis in the Subsidiary. Allocations by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Fund’s tax basis in the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.^

Tax Consequences of Certain Investments. The following summary of the tax consequences of certain types of investments applies to the Fund and the Portfolio, as appropriate. References in the following summary to “the Fund” are to any Fund or Portfolio that can engage in the particular practice as described in the prospectus or SAI.^

Securities Acquired at Market Discount or with Original Issue Discount. Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders. The Fund may elect to accrue market discount income on a daily basis.^

Lower Rated or Defaulted Securities. Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Municipal Obligations. Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the Table of Contents).

Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more tax credit bonds (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder‘s proportionate share of tax credits from the applicable bonds that otherwise would be allowed

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to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder‘s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Derivatives. The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract” any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Short Sales. In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.

Constructive Sales. The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

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Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Foreign Investments and Currencies. The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in “passive foreign investment companies” (“PFICs”) could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.^

U.S. Government Securities. Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.^

Real Estate Investment Trusts (“REITs”). Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund‘s receipt of cash in excess of the REIT‘s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash

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to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.^

Inflation-Indexed Bonds. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above). Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).^

Taxation of Fund Shareholders. Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund. Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period. If the Fund makes a distribution to a shareholder in excess of the Fund‘s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder‘s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder‘s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses. The Fund will inform shareholders of the tax character of all distributions annually as required by applicable rules and regulations. The maximum rates for ordinary income and short-term capital gain are currently 35% and are scheduled to increase to 39.6%; for long-term gains the maximum rate is currently 15% and is scheduled to increase to 20% for taxable years beginning on or after January 1, 2013.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.

Tax-Exempt Income. Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Fund shareholders are required to report tax-exempt interest on their federal income tax returns.

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Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Qualified Dividend Income.For the taxable years beginning on or before December 31, 2012, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 15%). In order for some portion of the dividends received by ^Fund shareholders to be qualified dividend income, the ^Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income ^(1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, ^in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the ^U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the ^U.S.) or (b) treated as a passive foreign investment company. In general, distributions of investment income ^reported by ^the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to ^the Fund’s shares. In any event, if the aggregate qualified dividends received by ^the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly ^reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.^

Dividends Received Deduction for Corporations. A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase the alternative minimum tax for certain corporations.

Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders. Under current law, tax-exempt investors generally will not recognize unrelated business taxable income ("UBTI") from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations" as defined by the Code are Fund shareholders.

Redemption or Exchange of Fund Shares. Generally, upon sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.^

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Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.^

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Applicability of Medicare Contribution Tax. The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.^

Back-Up Withholding for U.S. Shareholders. Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxation of Foreign Shareholders. In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. A foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.

For taxable years beginning before January 1, 2012, ^properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of ^the Fund’s “qualified net interest income” (generally, ^the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of ^the Fund’s “qualified short-term capital gains” (generally, the excess of ^the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, ^the Fund may ^report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if ^the Fund ^reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2012, distributions that ^the Fund ^reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and ^the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of ^the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by ^the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of ^the Fund at any time during the one year period

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if ^the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from ^the Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of ^the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of ^the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.^

In addition, the same rules apply with respect to distributions to a foreign shareholder from ^the Fund and redemptions of a foreign shareholder’s interest in ^the Fund attributable to a REIT’s distribution to ^the Fund of gain from^ the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to ^the Fund will not expire for taxable years beginning on or after January 1, 2012.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding ^the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of ^the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and ^the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of ^the Fund will cause ^the Fund to recognize gain. If ^the Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over ^the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.^

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.^

Compliance with the HIRE Act. Beginning with payments made after December 31, 2013, the Code will impose a U.S. withholding tax of 30% on payments (including, beginning with payments made after December 31, 2014, gross proceeds) that are attributable to certain U.S. investments and made to certain non-U.S. financial institutions, including non-U.S. investment funds, and other non-U.S. persons that fail to comply with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors and/or accountholders. These payments could include U.S.-source dividends and the gross proceeds from the sale or other disposition of stock that can produce U.S.-source dividends. Non-U.S. shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Requirements of Form 8886. Under Treasury regulations, if a shareholder realizes a loss on disposition of ^the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.^

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Changes in Taxation. The taxation of the Fund, the Portfolio, the Subsidiary and shareholders may be adversely affected by future legislation, Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by ^the investment adviser or sub-adviser. Each Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it.  The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser^’s obligation to seek best overall execution for a Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission ^that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the ^1934 Act. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the ^^1934 Act.

The investment companies sponsored by the investment adviser or its affiliates ^also may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for ^a Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by ^a Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where ^a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example:^ (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to ^a Portfolio from time to time, it is the opinion of the Trustees of the Trust and each Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during three fiscal years ended August 31, ^2011, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

				Amount of Transactions	Commissions Paid on
				Directed to Firms	Transactions Directed to
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Firms Providing Research
Portfolio	8/31/11	^8/31/10	^8/31/09	^8/31/11	^8/31/11
	^	^	^	^	^
Asian Small Companies	$902,785	$859,421	$707,095	$103,670,350	$307,290
	^	^	^	^	^
Greater China Growth	$822,548	$782,964	$486,606	$310,339,802	$656,207

As of August 31, ^2011, each Portfolio held no securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

^

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

FINANCIAL STATEMENTS

The audited financial statements of, and the report^ of the independent registered public accounting firm for ^each Fund appear in ^its annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the reports of the independent registered public accounting firm for the Funds and the Portfolios listed below for the fiscal year ended August 31, 2011, as previously filed electronically with the SEC:

Eaton Vance Asian Small Companies Fund
Asian Small Companies Portfolio
Eaton Vance Greater China Growth Fund
Greater China Growth Portfolio
(Accession No. 0000950123-11-092029)

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage

To the extent required by SEC guidelines, if a transaction exposes the Fund to an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of either the custodian or the investment adviser with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations. The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, options, forward commitments, futures contracts, when-issued securities, swap agreements, residual interest bonds and participation in revolving credit facilities.

Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Auction Rate Securities

Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. Provided that the auction mechanism is successful, auction rate securities usually normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other US registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity

Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons. In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

Borrowing for Investment Purposes

Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases and settle transactions). The Fund typically makes any such borrowings pursuant to an umbrella credit facility to which most of the Eaton Vance mutual funds have access. The Fund’s ability to borrow under the credit facility is subject to its terms and conditions, which in some cases may limit the Fund’s ability to borrow under the facility. The credit facility is subject to an annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Borrowings involve additional expense to the Fund.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Build America Bonds

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Call and Put Features on Obligations

Issuers of obligations may reserve the right to call (redeem) the obligation. If an issuer redeems an obligation with a call right during a time of declining interest rates, the holder of the obligation may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some obligations may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances an obligation’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the obligation would be subject to the longer maturity of the obligation, which could experience substantially more volatility. Obligations with a “put” or “demand” feature are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because they can be retained if interest rates decline.

Cash Equivalents

Cash equivalents include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Cash equivalents are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. These securities may be subject to federal income, state income and/or other taxes. Instead of investing in cash equivalents directly, the Fund may invest in an affiliated money market fund (such as Eaton Vance Cash Reserves Fund, LLC which is managed by Eaton Vance) or unaffiliated money market fund.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Collateralized Mortgage Obligations (“CMOs”)

CMOs are backed by a pool of mortgages or mortgage loans. The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities. Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages. CMOs also issue sequential and parallel pay classes, including planned amortization class and target amortization classes and fixed and floating rate CMO tranches. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. Sequential pay CMS generally pay principal to only one class at a time while paying interest to several classes. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or "cap," and sometimes to a lower limit, or "floor." CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal. The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commodity-RelatedThe value of commodities investments will generally be affected by overall market movements and factors specific to a
Investments

particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.

Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. The commodities which underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Convertible Securities

A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities.  Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles. Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions. The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Credit Linked Securities

See also “Derivative Instruments and Related Risks” herein. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument (such as securities, commodities, indices, or market indicators) Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”). Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, tax, correlation and leverage risks. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

Over-the-counter (“OTC”) derivative instruments involve an additional risk in that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status

With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading

In a dividend capture trade, the Fund sells a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold. The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration. The duration of a Fund that invests in multiple Portfolios is the sum of its allocable share of the duration of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets. Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries. There can be no assurance that repatriation of income, gain or initial capital from these countries will occur. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets. As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

Equity Investments

Equity investments include common and preferred stocks (see “Preferred Securities”); equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred securities and other convertible debt instruments; and warrants.

Equity Linked Securities

See also “Derivative Instruments and Related Risks” herein. Equity linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock. These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Events Regarding FNMA and FHLMC

The value of FNMA and FHLMC securities fell sharply in 2008 due to concerns that these agencies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury Department announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In connection with the conservatorship, the U.S. Treasury Department entered into Senior Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that the liabilities of FNMA and FHLMC have exceeded their assets under generally accepted accounting principles, the U.S. Treasury Department will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the MBS issued by FNMA and FHLMC. On February 18, 2009, the U.S. Treasury Department announced that it was doubling the size of its commitment to each of FNMA and FHLMC under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury Department’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per entity. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA and FHLMC’s ability to meet its obligations. FHFA has indicated that the conservatorship of each entity will end when the director of FHFA determines that FHFA’s plan to restore the entity to a safe and solvent condition has been completed. No assurance can be given that the U.S. Treasury Department initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Exchange-Traded Funds (“ETFs”)

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Fixed-Income Securities

Fixed-income securities are used by issuers to borrow money. Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity. The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation. Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired. The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents)While typically paying a fixed rate of income, preferred securities may be considered to be equity securities for purposed of the Fund’s investment restrictions.

Foreign Currency Transactions

As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein). Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations. In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or country, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States. Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the risk of loss. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories. The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk. Depositary receipts may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights and they may be less liquid.

Unless other provided in the Fund’s prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Contracts

See also “Derivative Instruments and Related Risks” herein. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or on-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency contracts may be classified as non-deliverable forwards ("NDFs"). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded. NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements

See also “Derivative Instruments and Related Risks” herein. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Fund Investing in a Portfolio

The Board of Trustees of the Trust may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Futures Contracts

See also “Derivative Instruments and Related Risks” herein. Future contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset. Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin). Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board. Under current regulation, the Fund has claimed an exemption from registration as a commodity pool operator (“CPO”) with the CFTC and therefore is not subject to CFTC CPO regulation.

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Health Sciences Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in health sciences companies.

High Yield Securities

High yield securities (commonly referred to as “junk bonds”) are considered to be of below investment grade quality and generally provide greater income and/or increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk. High yield securities may be subject to higher risk and include certain corporate debt obligations, higher yielding preferred securities and mortgage-related securities, and securities convertible into the foregoing. They are regarded as predominantly speculative with respect to the entity’s continuing ability to meet principal and interest payments. Also, their yields and market values may fluctuate more than higher rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated securities to be less creditworthy. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Securities

Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Indexed Securities

See also “Derivative Instruments and Related Risks” herein. Index securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes. Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

Inflation-Indexed (or Inflation-Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon. The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investments in the Subsidiary

The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by a sole director affiliated with Eaton Vance. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans

Secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”) are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

Junior Loans, which may be purchased either in the form of an assignment or a loan participation are subject to the same general risks inherent to any loan investment. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Liquidity or Protective Put Agreements

See also “Derivative Instruments and Related Risks” herein. The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price. Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $640 million through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.60% on its outstanding borrowings for the administration of the program and an annual fee of 0.45% on the total commitment amount, as well as interest on advances under the program.

Master Limited Partnerships ("MLPs")

MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Mortgage-Backed Securities (“MBS”)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently three types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S.  Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

GNMA Certificates and FNMA Mortgage- Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates. See also “Events Regarding FNMA and FHLMC” herein.

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS is purchased at a premium above its par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls

In a mortgage dollar roll, a Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Municipal Lease Obligations (“MLOs”)

MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities. The investment adviser will consider a MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical organization or is insured by an insurer rated investment grade. If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid. In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its right, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities.  Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Municipal obligations may be subject to credit enhancements such as letters of credit, Standby Bond Purchase Agreements (“SBPAs”) and municipal bond insurance. Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. The credit quality of companies that provide such credit enhancements will affect the value of those securities. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of underlying borrowers.

Municipal obligations may be insured as to their scheduled payment of principal and interest. Although the insurance feature may reduce some financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the current yield on the insured obligation. Insured obligations also may be secured by bank credit agreements or escrow accounts. Changes in the ratings of an insurer may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation. The insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund’s shares. The credit rating of an insured obligation reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured obligation. Although defaults on insured municipal obligations have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. Because a significant portion of insured municipal obligations that have been issued and are outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the municipal obligations insured by that insurance company and on the municipal bond markets as a whole. If relevant to the Fund(s) in this SAI, the claims-paying ability ratings are described in an appendix to the SAI (see the table of contents).

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax ("AMT"): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category.  Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer’s obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”). Appropriation-backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state. Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

The airline industry has historically exhibited volatility, with market disruptions, mergers and occasional bankruptcy filings. The industry has been prone to issues including, but not limited to, intense competition, labor and union conflicts and variable jet fuel and security costs. Court rulings have given some guidance to the viability of collateral structures. However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain municipal bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status. In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Option Contracts

See also “Derivative Instruments and Related Risks” herein. An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered” meaning that party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument). Options may be listed on an exchange or traded in the OTC market. In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options. Options on futures contracts are discussed herein under “Futures Contracts.”

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date. There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. The Fund may also buy and write call options on the same reference instrument to cover its obligations. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option. Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Participation in the ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders. To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

Pooled Investment Vehicles

Pooled investment vehicles include other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange. The demand for the closed-end fund securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from their net asset values. The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities excluding securities whose maturities at acquisition were one year or less. The Fund’s portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund’s portfolio holdings. The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the prospectus.

Preferred Securities

Preferred securities represent an equity ownership interest in the issuing corporation that has a higher claim on the assets and earnings than common stock. Preferred securities generally have a dividend that must be paid out before dividends to common stockholders and the shares usually do not have voting rights. Preferred securities involve credit risk, which is the risk that a preferred security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. While a part of an issuer’s equity structure, preferred securities may be considered to be fixed-income securities for purposes of the Fund’s investment restrictions.

Real Estate Investment Trusts (“REITs”)

Securities of companies in the real estate industry, such as REITs, are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund will bear REIT expenses in addition to its own expenses.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Residual Interest Bonds

Residual interest bonds are a form of derivative and are subject to the risks described under “Derivative Investments” herein. Residual interest bonds represent beneficial interests in a special purpose trust formed by a third-party sponsor for the purpose of holding municipal obligations purchased from the Fund or from another third party. The special purpose trust typically sells two classes of beneficial interests: short-term floating rate interests (sometimes known as “put bonds” or “puttable securities”), which are sold to third-party investors, and residual interests bonds. The short-term floating rate interests have first priority on the cash flow from the municipal obligations. The holder of the residual interest bond is paid the residual cash flow from the special purpose trust. If the Fund is the initial seller of the municipal obligation to the special purpose trust, it receives the proceeds from the sale of the floating rate interests in the special purpose trust, less certain transaction costs. These proceeds generally would be used to purchase additional municipal obligations or other permitted investments. If the Fund purchases all or a portion of the short-term floating rate securities sold by the special purpose trust, it may surrender those short-term floating rate securities together with a proportionate amount of residual interest bonds to the trustee of the special purpose trust in exchange for a proportionate amount of the municipal obligations owned by the special purpose trust. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate fixed rate obligations with comparable credit quality, coupon, call provisions and maturity. All voting rights and decisions to be made with respect to any other rights relating to the municipal obligations held in the special purpose trust are passed through to the Fund, as the holder of the residual interest bonds.

Residual interest bonds pay interest or income that, in the opinion of counsel to the issuer, is exempt from regular federal income tax. The investment adviser will not conduct its own analysis of the tax status of the interest or income paid by residual interest bonds held by the Fund, but will rely on the opinion of counsel to the issuer.

Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to holder of the residual interest bonds when short-term interest rates rise, and increase the interest paid when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed-rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed-rate bonds when long-term interest rates decline or remain relatively stable. These securities usually permit the holder to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. In a transaction in which the Fund purchases a residual interest bond from a trust, and the underlying municipal obligation was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to residual interest bonds acquired by the Fund when the Fund did not previously own the underlying municipal obligation.

Residual interest bonds have the effect of providing a degree of leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings. Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond. Such agreements commit the Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the municipal obligation held by the special purpose trust and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

A residual interest bond generally is considered highly leveraged if the principal amount of the short-term floating rate interests issued by the related residual interest bond trust exceeds 50% of the principal amount of the municipal obligations owned by the residual interest bond trust. The sponsor of a highly leveraged residual interest bond trust generally will retain a liquidity provider that stands ready to purchase the short-term floating rate interests at their original purchase price upon the occurrence of certain events, such as on a certain date prior to the scheduled expiration date of the transaction, upon a certain percentage of the floating rate interests failing to be remarketed in a timely fashion, upon the bonds owned by the residual interest bond trust being downgraded (but not below investment grade or upon the occurrence of a bankruptcy event with respect to the issuer of the municipal obligations) or upon the occurrence of certain regulatory or tax events. However, the liquidity provider is not required to purchase the floating rate interests upon the occurrence of certain other events, including upon the downgrading of the municipal obligations owned by the residual interest bond trust below investment grade or certain events that indicate the issuer of the municipal obligations may be entering bankruptcy. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the municipal obligations owned by the residual interest bond trust and to leave with the liquidity provider the interest rate risk and certain other risks associated with the municipal obligations. If the liquidity provider acquires the floating rate interests upon the occurrence of an event described above, the liquidity provider generally will be entitled to an in-kind distribution of the municipal obligations owned by the special purpose trust or to cause the trust to sell the bonds and distribute the proceeds to the liquidity provider. The liquidity provider generally will enter into an agreement with the Fund that will require the Fund to make a payment to the liquidity provider in an amount equal to any loss suffered by the liquidity provider in connection with the foregoing transactions. The net economic effect of this agreement is that the Fund is required to repurchase the municipal obligations it sells to the sponsor only upon the occurrence of certain events (such as a failed remarketing of the floating rate interests—most likely due to an adverse change in interest rates) but not others (such as a default of the municipal obligations).

The Fund may also invest in short-term floating rate interest residual bonds. The remarketing agent for the special purpose trust sets a floating or variable rate on typically a weekly basis. These securities grant the Fund the right to require the issuer or a specified third party acting as agent for the issuer (e.g., a tender agent) to purchase the bonds, usually at par, at a certain time or times prior to maturity or upon the occurrence of specified events or conditions. The put option or tender option right is typically available to the investor on a periodic (e.g., daily, weekly or monthly) basis. Typically, the put option is exercisable on dates on which the floating or variable rate changes.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Royalty Bonds	To the extent described in the Prospectus, the Fund may invest in royalty bonds.

Securities Lending

The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser. These loans earn income and are collateralized by cash, securities or letters of credit. The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter the loan. When the loan is closed, the lender is obligated to return the collateral to the borrower. The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrow defaults on the loan. The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser may instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures if deemed appropriate to do so.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Although not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. There can be no assurance that Cash Collateral Fund will be able to maintain a stable net asset value and the Fund could experience a loss of its invested collateral. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations, including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Securities with Equity and Debt Characteristics

Securities may have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer. The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If these securities are ranked at the bottom of an issuer’s debt capital structure, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

Senior Loans

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Senior Loans are floating rate senior loans of borrowers with interest rates that float, adjust or vary periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans are often secured by specific assets or “collateral”, although they may not be secured by collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate”. The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan.

The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement of the assigning Loan Investor and becomes a Loan Investor under the loan agreement with the same rights and obligations as the assigning Loan Investor. Participations in a Loan Investor’s portion of a Senior Loan typically result in a contractual relationship only with such Loan Investor, not with the borrower. As a result, the purchaser may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the participation and only upon receipt by such Loan Investor of such payments from the borrower. The purchaser generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any set-off rights against the borrower with respect to any funds acquired by other Loan Investors and the purchaser may not directly benefit from the collateral supporting the Senior Loan. As a result, the purchaser assumes the credit risk of both the borrower and the Loan Investor selling the participation. In the event of the insolvency of the Loan Investor selling the participation, the Fund may be treated as a general creditor of such Loan Investor.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing any Senior Loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to Senior Loans in (or anticipated to be in) default and assets securing such Loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the Loan or may acquire an equity interest in the borrower. Representatives of the Fund also may join creditor or similar committees relating to Loans.

The Fund will only acquire participations if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an "Interposed Person"), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized rating agency) or determined by the investment adviser to be of comparable quality. Similarly, the Fund will only purchase an assignment or participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Notwithstanding the forgoing, the Fund may enter into a transaction to acquire an assignment or participation with an Interposed Person where such Interposed Person does not have outstanding debt or deposit obligations rated investment grade if the Fund does so in compliance with applicable written procedures governing such transactions.

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value causing the Loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Loan Administration. In a typical Senior Loan the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower. It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons similar risks may arise.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Additional Information. Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of certain Senior Loans. A secondary market exists for Senior Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Fund or may be intermediate participants with respect to Senior Loans in which the Fund owns interests. Such banks may also act as Agents for Senior Loans held by the Fund.

The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative. The Fund may from time to time participate on ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation. In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in the loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

Short Sales

Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered. In a short sale “against the box”, at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant. The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund. Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Short-Term Trading

Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Smaller Companies

The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange.

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are derivative multiclass mortgage securities. SMBS commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest from the mortgages, while the other class will receive most of the principal. In the most extreme case, the interest only class receives all of the interest while the principal only class receives the entire principal. The yield to maturity on an interest only class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the initial investment in these securities may not be recouped.  Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Structured Notes

See also “Derivative Instruments and Related Risks” herein. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements

See also “Derivative Instruments and Related Risks” herein. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Whether the use of swap agreements will be successful will depend on the investment adviser’s ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap). Developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default. Swap agreements include (but are not limited to):

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

Credit Default Swaps. Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Swaptions

See also “Derivative Instruments and Related Risks” herein. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities - price appreciation, distributions of qualified dividend income, distributions of other investment income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates currently as high as 35%. Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 15%. These rates are scheduled to increase to 39.6% and 20%, respectively, for taxable years beginning on or after January 1, 2013. The provisions of the Code applicable to qualified dividend income are effective through 2012 (the “sunset provisions"). Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the sunset provisions described above that would have the effect of repealing the favorable treatment of qualified dividend income and reimposing the higher tax rates applicable to ordinary income in 2013 unless further legislative action is taken. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under State law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

U.S. Government Securities

U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities The principal of and/or interest on certain U.S. Government securities could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar. For additional information about Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, see “Events Regarding FNMA and FHLMC” herein.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Unlisted Securities

Unlisted securities are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Variable Rate Obligations

Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Warrants

See also “Derivative Instruments and Related Risks” herein. Warrants are an option, but not the obligation, to purchase an instrument at a fixed price valid for a specific period of time. Warrants typically are issued by the issuer of the underlying reference instrument. Warrants do not represent ownership of the instrument, but only the right to buy it. The prices of warrants do not necessarily move parallel to the prices of the underlying reference instruments. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. These factors can make warrants more speculative than other types of investments. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees^. For the fiscal year ended August 31, ^2011, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) distribution fees paid to the principal underwriter under the Distribution Plan, (6) total service fees paid by each Fund and (7) service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

		Sales Charges to		Distribution Fee	CDSC Paid to		Service Fees Paid
	Total Sales	Financial	Sales Charges to	Paid to	Principal	Total Service	to Financial
Fund	Charges Paid	Intermediaries	Principal Underwriter	Principal Underwriter	Underwriter	Fees Paid	Intermediaries
		^	^	^	^	^	^
Asian Small Companies Fund	$ 62,678	$ 54,935	$ 7,743	$152,131	$6,000	$111,041	$ 76,460
	^	^	^	^	^	^	^
Greater China Growth Fund	$159,205	$138,101	$21,104	$673,454	$5,000	$460,691	$314,839

For the fiscal years ended August 31, ^2010 and August 31, ^2009, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to financial intermediaries.

^
		August 31, 2010	^August 31, 2010	^August 31, 2009	^August 31, 2009
		Total Sales	Sales Charges to	Total Sales	Sales Charges to
	Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter
		^	^	^	^
	Asian Small Companies Fund	$119,366	$18,177	$132,722	$21,618
		^	^	^	^
	Greater China Growth Fund	$363,962	$52,526	$304,187	$44,110

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of ^$1,000. Total return for ^the period prior to ^October 1, ^2009 reflects the total return of ^the adjusted to reflect the fact that Class I does not impose a sales charge.^ The total return shown below has not been adjusted to reflect ^Fund expenses (such as distribution and/or service fees). If such an adjustment^ w^as made, the ^total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

^
	Asian Small Companies Fund	Length of Period Ended August 31, ^2011
	Average Annual Total Return:	One Year*	Five Years*	Ten Years*
			^	^
	Before Taxes and Excluding Maximum Sales Charge	5.54%	–2.02%	11.68%
		^	^	^
	Before Taxes and Including Maximum Sales Charge	–0.52%	–3.17%	11.02%
		^	^	^
	After Taxes on Distributions and Excluding Maximum Sales Charge	4.31%	–3.09%	10.50%
		^	^	^
	After Taxes on Distributions and Including Maximum Sales Charge	–1.67%	–4.23%	9.85%
		^	^	^
	After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	3.98%	–1.66%	10.19%
		^	^	^
	After Taxes on Distributions and Redemption and Including Maximum Sales Charge	0.03%	–2.62%	9.58%

^	Greater China Growth Fund	Length of Period Ended August 31, ^2011
	Average Annual Total Return:	One Year*	Five Years*	Ten Years*
			^	^
	Before Taxes and Excluding Maximum Sales Charge	2.76%	9.31%	12.66%
		^	^	^
	Before Taxes and Including Maximum Sales Charge	–3.17%	8.02%	11.99%
		^	^	^
	After Taxes on Distributions and Excluding Maximum Sales Charge	0.50%	8.21%	12.10%
		^	^	^
	After Taxes on Distributions and Including Maximum Sales Charge	–5.30%	6.94%	11.44%
		^	^	^
	After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	3.93%	8.09%	11.43%
		^	^	^
	After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–0.04%	6.95%	10.81%

Control Persons and Principal Holders of Securities. At December 1, ^2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of each Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Asian Small Companies Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL		18.6%
^	Pershing LLC	Jersey City, NJ		13.7%
^			^	^
	First Clearing LLC	Saint Louis, MO		7.4%
^			^	^
	MFD Streetside Location	St. Louis, MO		5.6%
^	UBS WM USA	Weekawken, NJ		5.4%
Greater China Growth Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL		12.5%
^	UBS WM USA	Weekawken, NJ		10.8%
	First Clearing LLC	Saint Louis, MO		9.1%
	Pershing LLC	Jersey City, NJ		8.7%
	Citigroup Global Markets, Inc.	Owings Mills, MD		8.0%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of each Fund as of such date.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended August 31, ^2011, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

	Commission Paid
	by Principal	Distribution Fee				Service Fees
	Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution Charges	Service	Paid to
Fund	Financial Intermediaries	Principal Underwriter	Principal Underwriter	(asa%ofClass Net Assets)	Fees	Financial Intermediaries
				^
Asian Small Companies Fund	$25,318^	$ 91,228	$37,000	$125,000 (1.35%)^	$30,410^	$27,104
				^
Greater China Growth Fund^	$36,798^	$208,652^	$73,000	$2,954,000 (13.67%)^	$69,551^	$59,577

Performance Information. The tables below indicate^ the average annual total return (both before and after taxes) on a hypothetical investment in shares of ^$1,000. Total return for ^the period prior to ^October 1, ^2009 reflects the total return of ^the adjusted to reflect the fact that Class I does not impose a sales charge.^ The total return shown below has not been adjusted to reflect ^Fund expenses (such as distribution and/or service fees). If such an adjustment^ w^as made, the ^total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. ^Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, ^a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^
	Asian Small Companies Fund	Length of Period Ended ^August 31, 2011
	Average Annual Total Return:	One Year*	Five Years*	Ten Years*
			^	^
	Before Taxes and Excluding Maximum Sales Charge	4.77%	–2.59%	11.06%
		^	^	^
	Before Taxes and Including Maximum Sales Charge	–0.23%	–2.85%	11.06%
		^	^	^
	After Taxes on Distributions and Excluding Maximum Sales Charge	3.71%	–3.60%	9.56%
		^	^	^
	After Taxes on Distributions and Including Maximum Sales Charge	–1.29%	–3.87%	9.56%
		^	^	^
	After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	3.43%	–2.12%	9.41%
		^	^	^
	After Taxes on Distributions and Redemption and Including Maximum Sales Charge	0.18%	–2.33%	9.41%

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

^	Greater China Growth Fund	Length of Period Ended ^August 31, 2011
	Average Annual Total Return:	One Year*	Five Years*	Ten Years*
			^	^
	Before Taxes and Excluding Maximum Sales Charge	1.98%	8.71%	12.03%
		^	^	^
	Before Taxes and Including Maximum Sales Charge	–2.53%	8.42%	12.03%
		^	^	^
	After Taxes on Distributions and Excluding Maximum Sales Charge	–0.31%	7.59%	11.47%
		^	^	^
	After Taxes on Distributions and Including Maximum Sales Charge	–4.82%	7.29%	11.47%
		^	^	^
	After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	3.47%	7.54%	10.83%
		^	^	^
	After Taxes on Distributions and Redemption and Including Maximum Sales Charge	0.54%	7.28%	10.83%

Control Persons and Principal Holders of Securities. At December 1, ^2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of ^each Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^
	Asian Small Companies Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL		23.1%
	^	Pershing LLC	Jersey City, NJ		9.5%
	^	American Enterprise Investment Services	Minneapolis, MN		6.9%
	^
	^	First Clearing LLC	Saint Louis, MO		6.5%
				^	^
		Morgan Stanley Smith Barney	Jersey City, NJ		5.4%
					^
	Greater China Growth Fund	Pershing LLC	Jersey City, NJ		21.2%
	^	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL		11.6%
	^	First Clearing LLC	Saint Louis, MO		10.5%
		Citigroup Global Markets, Inc.	Owings Mills, MD		10.3%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of ^each Fund as of such date.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended August 31, ^2011, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
	by Principal	Distribution Fee				Service Fees
	Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution		Paid to
	Financial	Principal	Principal	Charges (as a%of	Service	Financial
Fund	Intermediaries	Underwriter	Underwriter	Class Net Assets)	Fees	Intermediaries
		^	^	^	^	^
Greater China Growth Fund	$284,241	$326,991	$5,000	$15,277,000 (43.24%)	$108,997	$94,748

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, ^the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^
	Greater China Growth Fund	Length of Period Ended August 31, ^2011
	Average Annual Total Return:	One Year	Five Years	Ten Years
			^	^
	Before Taxes and Excluding Maximum Sales Charge	1.98%	8.70%	11.99%
		^	^	^
	Before Taxes and Including Maximum Sales Charge	1.08%	8.70%	11.99%
		^	^	^
	After Taxes on Distributions and Excluding Maximum Sales Charge	–0.31%	7.59%	11.45%
		^	^	^
	After Taxes on Distributions and Including Maximum Sales Charge	–1.21%	7.59%	11.45%
		^	^	^
	After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	3.48%	7.53%	10.82%
		^	^	^
	After Taxes on Distributions and Redemption and Including Maximum Sales Charge	2.89%	7.53%	10.82%

Control Persons and Principal Holders of Securities. At December 1, ^2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

^
	Greater China Growth Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	23.6%
		First Clearing LLC	Saint Louis, MO	10.6%
		Citigroup Global Markets, Inc.	Owings Mills, MD	9.9%
	^	UBS WM USA	Weekawken, NJ	9.6%
		Pershing LLC	Jersey City, NJ	9.0%
		Morgan Stanley Smith Barney	Jersey City, NJ	6.2%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

APPENDIX D

Class I Performance & Ownership

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to October 1, 2009 reflects the total return of the^ adjusted to reflect the fact ^that Class I does not impose a sales charge. The total return shown below has not been adjusted to reflect Fund expenses (such as distribution and/or service fees). If such an adjustment was made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

Greater China Growth Fund	Length of Period Ended ^August 31, 2011
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
	^	^	^
Before Taxes	3.07%	9.47%	12.75%
^	^	^	^
After Taxes on Distributions	0.81%	8.40%	12.20%
^	^	^	^
After Taxes on Distributions and Redemption	4.13%	8.26%	11.53%
^	^
Class I commenced operations October 1, 2009

Control Persons and Principal Holders of Securities. At December 1, ^2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Greater China Growth	Charles Schwab & Co. Inc.	San Francisco, CA	32.2%
^	First Clearing LLC	Saint Louis, MO	23.1%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	19.5%
^	Citigroup Global Markets, Inc.	Owings Mills, MD	15.2%
^	Morgan Stanley Smith Barney	Jersey City, NJ	6.8%

The Eaton Vance Management Master Trust for Retirement Plans is the retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

Beneficial owners of 25% or more of ^this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

APPENDIX E

ASIAN AND CHINA REGION COUNTRIES

The information set forth in this Appendix has been extracted from various government and private publications. The Trust’s Board of Trustees makes no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. Moreover, the information is as of the date of this SAI (or such other date as set forth below). This information is expected to change substantially during the period in which this SAI is in use. No representation is made that any correlation will exist between the economies or stock markets of Asian Region countries and the Fund’s performance.

AUSTRALIA

The Commonwealth of Australia comprises an area of about 7,692,030 square kilometers - slightly smaller than the US’ contiguous 48 states, and about 50% greater than Europe (excluding the former USSR) and 32 times greater than the UK. ^Australia’s population was estimated to be 22.^8 million in December 2011.

There are 3 levels of government in Australia: Federal, State and local. The six Australia colonies federated in 1901 to form the Commonwealth of Australia.

The structure of the Australian economy is similar to that of most industrialized economies, but with a tendency toward a smaller manufacturing sector relative to the world average and a larger mining/resources sector.

Australia’s economic development has been one of contrast and change. In the early years of settlement (1788-1820), there was little scope for industrial or commercial enterprises. Between 1820 and 1850, the pastoral industry led Australia’s economic development, and by 1850 it was supplying well over 50% of the British market for imported wool. Gold surpassed wool as Australia’s major export earner throughout the 1850’s and 1860’s, resulting in a rapid expansion of banking and commerce. From 1901 to 1930, manufacturing expanded, with impetus from Federation and the elimination of customs barriers between States, and from the First World War.

After the Second World War, all sectors of the economy experienced growth. The onset of oil price rises in 1973-74 led the world into recession, and “stagflation” affected all sectors. The modest employment growth between 1968 and 1979 was dominated by the services sector. The 1980’s and 1990’s have seen a decline in the relative contribution to GDP from goods-producing industries and a rise in the contribution from services industries.

In 1993, Government started the process of economic reform by floating the Australian dollar and deregulating the financial system. The government continued the process of microeconomic reform, including a partial deregulation of the labour market and the privatisation of state-owned businesses, more notably in the telecommunications and aviation industry. In 2000, a key tax reform took place with the introduction of a 10% Goods and Services Tax (GST), which has slightly reduced the heavy reliance on personal and company income tax that characterises Australia’s tax system.

As at ^November 2011, there were ^11,457,000 people employed, with an unemployment rate of 5.^3%. Over the past decade, inflation has averaged around ^2.9% with an average official cash interest rate of 5.^2%. The service sector of the economy, including tourism, education, and financial services, constitutes over ^70% of GDP. Agriculture and mining constitute ^3% and ^9% of GDP but contribute substantially more to the country’s export performance. ^Coal, iron ore and gold are the key exports from Australia by value. Australia’s largest export markets include Japan, China, South Korea and India. As at the end of ^November 2011, the market capitalization of the Australian stock exchange was USD1.^21 trillion.

THE PEOPLE’S REPUBLIC OF CHINA

The world’s most populous nation and the third largest by landmass, China occupies an area of approximately 9. 6 million square kilometres and has a population of over 1. 3 billion, one fifth of the world’s total.

The founding of the People’s Republic of China by the Chinese Communist Party (CCP) in 1949 brought relative stability to China after a century of conflict that had threatened to tear it apart. Under the leadership of Mao Zedong, the CCP launched numerous campaigns to modernize the country’s industry and agriculture. The limitations of these policies is attested by the mass famines of the 1960s, as well as their abandonment after Mao’s death in 1976. Market reforms launched in the early 1980s by Deng Xiaoping, Mao’s successor, led to rapid economic growth, which continues to this day. China’s economy has expanded from US$380 billion on Deng’s retirement in 1991 to US$5.^9 trillion at the end of 2010^, with annual growth expected to ^reach 9% in 201^1. China’s economy is now the second largest in the world, having overtaken the UK in 2006, Germany in 2007 and Japan in 2010.

Exports have been a major driver of China’s economic growth, particularly following the country’s entry to the World Trade Organisation in 2001. This has allowed China to accumulate the largest foreign exchange reserves in history, standing at over ^US$3.2 trillion in September 201^1. Net exports rose from 2.1% of nominal GDP in 2001 and peaked in 2007 at 8.8% of nominal

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

GDP, ^before coming down to 4.^0% in 2010^. Meanwhile, fixed asset investment has risen as a percentage of GDP from ^36% in 2001 to ^49% in 2010^ on the back of a huge infrastructure buildout ^starting in 2009 and a surge in real estate investments in 2010. Total consumption has almost tripled over the past ten years, but its proportion of GDP has fallen to ^47% in 2010 from 61% in 200^1.

As China begins its ^twelfth five-year plan, there is an increasing emphasis on rebalancing the economy away from fixed asset dependence, and towards domestic consumption. This is being accompanied by a drive to redress other imbalances in the country, such as the east-west income disparity and the environmental degradation resulting from the rapid economic growth of the past twenty years.

Great changes have also taken place in the composition of China’s ^economy. Competition has been encouraged within industries, as in the restructuring of the telecommunication sector, while consolidation is being implemented throughout the economy from coal mining to car manufacturing. Light industries have grown in importance to balance the heavy industries of the Mao era.

This process is ongoing, and current policies are aiming to shift Chinese manufacturing further up the value chain, encouraging the development of high-tech industries. While foreign technology has been instrumental in the development of many Chinese high-tech ventures, home-grown research and development is fast becoming an important driver of the economy. ^One example is China’s self-developed 3G telecom ^which ^is being strongly supported by the government.

The majority of Chinese stocks are traded on one of the country’s domestic exchanges, the Shanghai Stock Exchange or the smaller Shenzhen Stock Exchange, while the Hong Kong Stock Exchange is home to many of the largest Chinese-listed companies. A gradual liberalisation of Chinese exchanges is taking place, with the eventual aim of allowing full foreign participation in Chinese domestic trading and Chinese trading of foreign shares. This must be preceded by the liberalisation of the renminbi to allow free convertibility. To this end, China has begun moves to internationalise its currency, encouraging its use in regional trade and positioning Hong Kong as an offshore settlement centre.

HONG KONG

As a trade entrepot and finance center, Hong Kong’s viability has been inexorably linked to mainland China since the establishment of the British colony there in 1841. China remains Hong Kong’s largest trade partner. In the first ten months of 201^1, 45% of Hong Kong’s total imports came from China, representing a significant increase from 36. 8% in the early 1990’s. On the export front, China accounted for ^52% of Hong Kong exports in the period January – October ^2011, similar to the figures last year; and most of these were raw materials and semi-finished products for further processing in China.

There has also been considerable growth in Chinese investment within Hong Kong over the last decade. In contrast to Japanese investment, Chinese investment in Hong Kong typically involves the setting up of representative offices or window companies, the purchase of stakes in existing companies as well as direct investment in properties. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong or Pearl River Delta economy consisting of Hong Kong and Guangdong Province.

In the past, political considerations have hindered closer economic integration between Hong Kong and China. It was largely in response to the United Nations embargo on trade with China in the 1950s and 1960s that Hong Kong developed a significant manufacturing base. In the last several years, however, there has been an improvement in relations with the Basic Law, the outline for Hong Kong’s government after reunification with China in 1997, as the starting point. This integration process directly affects the value of Hong Kong investments. Since the handover in mid 1997, the Basic Law has worked reasonably well and Beijing officials have generally not interfered directly with Hong Kong’s financial and political affairs, even in July 1998 when the currency peg was under severe pressure.

In the last two decades there has been a structural change in Hong Kong’s economy, with growth in the services sector outpacing manufacturing growth. With more and more labour-intensive manufacturing relocating to Southern China, Hong Kong has developed its services sector, which in 2010^ contributed over 90% of GDP.

The competitive devaluation of the Asian currencies together with a general slowdown in the global economy in 1997-98 had a severe impact on Hong Kong’s asset prices and residential property prices. The government announced a property reflation package in late 2002 targeted at controlling land supply as well as stimulating demand for properties (rental coupon, subsidised loans, suspension of land sales). Since then, supported by a new Hong Kong immigration policy and policy tilts by the mainland government, investment interests in Hong Kong residential and commercial properties have been revitalized though affordability remains reasonable. CEPA or the Closer Economic Partnership Arrangement was announced in mid 2003 and represented one important step forward in terms of integrating the Hong Kong and Mainland economies. Professionals such as lawyers, accountants, architects, investment bankers are now allowed to operate on a sole proprietorship basis in the Mainland while foreign banks are allowed

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

greater flexibility in terms of RMB business in China as well as ownership of Mainland banks. Last but not least, Hong Kong banks have been allowed to begin limited RMB business in Hong Kong. This policy is likely to reinforce Hong Kong’s role as a financial centre for China and represents one important step made by the Mainland government towards the opening of China’s capital account and eventual convertibility of the RMB.

The Stock Exchange of Hong Kong Ltd. (“SEHK”), with a total market capitalization as of November 201^1 of approximately USD2,^178 billion is now one of the largest stock markets in Asia. As of that date, ^1,477 companies and ^6,970 securities were listed on the SEHK.

There are no regulations governing foreign investment nor exchange controls in Hong Kong. Investors have total flexibility in the movement of capital and the repatriation of profits. Funds invested in Hong Kong can be repatriated at will; dividends and interest are freely remittable.

INDIA

India is the seventh largest country in the world, covering an area of approximately 3,300,000 square kilometers. It is situated in South Asia and is bordered by Nepal, Bhutan and China in the north, Myanmar and Bangladesh in the east, Pakistan in the west and Sri Lanka in the south.

According to the 2011 official census, India’s current population is ^at approximately 1,21^0 million. The figure in ^2001 indicates most of the population then lived in rural areas; approximately 80.5 percent were Hindus, 13.4 percent Muslims, 1.9 percent Sikhs, 2.2 percent Christians and 1.1 percent Buddhists. Hindi is one of the major languages, with English also being used widely in official and business communications. With a middle class of approximately 400 million people, India constitutes one of the largest markets in the world.

Unlike certain other emerging market countries, India has a long tradition of trade and markets, despite the central planning of the economy carried out by the Indian government in the first decades after India’s independence. For example the Bombay Stock Exchange, founded over 125 years ago, is the oldest stock exchange in Asia and currently lists over ^8,284 scrips. In 1994, the National Stock Exchange was set up by leading institutions to provide a modern, fully automated screen-based trading with national reach. The National Stock Exchange has become India’s leading stock exchange covering 1500 cities and towns across the country. Trading volumes in the equity segment ^were around USD3.^1 billion during the fiscal year 201^1.

India became independent from the United Kingdom in 1947. It is governed by a parliamentary democracy under the Constitution of India, under which the executive, legislative and judicial functions are separated. India has been engaged in a policy of gradual economic reform since the mid-1980’s. In 1991, the Prime Minister Narasimha Rao introduced far-reaching measures with the goal of reducing government intervention in the economy, strengthening India’s industrial base, expanding exports and increasing economic efficiency. The main focus of the policy was to place more authority for making business decisions in the hands of those who operate the businesses. The system of industrial licences known as the “Licence Raj”, by means of which the government controlled many private sector investment decisions, was substantially modified. Government approvals required to increase, reduce or change production have been greatly reduced.

Modern economic development in India began in the mid-1940’s with the publication of the Bombay Plan. The Planning Commission was established in 1950 to assess the country’s available resources and to identify growth areas. A centrally planned economic model was adopted, and in order to control the direction of private investment, most investment and major economic decisions required government approval. Foreign investment was allowed only selectively. This protectionist regime held back development of India’s economy until the mid-1980’s when there began a gradual move towards the liberalization and market orientation of the economy. After the liberalization measures, which began in 1985, the annual growth of the country’s real gross domestic product rose from an average 3-4% from the 1940’s to an average 5.7% between 1994 and 2003 and further to 8% plus between 2004 and 2007. During fiscal year 2009, GDP grew by 6.7% which was lower than previous three years but showed strong resilience against the backdrop of the global financial crisis of 2008. It grew further to 7.4% for fiscal year 2010 and 8.6% for fiscal year 2011.

Since 1991, successive governments have continued to adopt measures to open the economy further to private investment, attract foreign capital and speed up the country’s industrial growth rate. For example, the banking and insurance industry has been opened to the private sector, including to foreign investors. Most banks were nationalized in 1969, and at that time no new privately owned banks were permitted. New licenses were granted in 1990s and today there are 12 private sector banks.

In another move the administered price mechanism in the petroleum sector was dismantled in April 2002; with this the pricing of petroleum products became determined by the market. However the government still controls the prices of certain fuels like ^diesel, cooking gas and kerosene on account of sharp rise in fuel prices. The Government also permitted foreign brokerage firms to operate in India on behalf of Foreign Institutional Investors (“FIIs”), and has permitted foreign investors to own majority stakes in Indian asset management companies. In 1992, it was announced that FIIs would be able to invest directly in the Indian capital markets. In September 1992, the guidelines for FIIs were published and a number of such investors have been registered by the Securities and Exchange Board of India, including the Adviser. Recently, restrictions on maximum investment limits applicable

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

to FIIs investing in Indian companies have been liberalized. In 1995, FII regulations were supplemented and the Parliament approved the establishment of central share depositories. Beginning in September 1995, several measures have been adopted to establish securities depositories and permit trading without share certificates. Dematerialization (paperless) trading began in 1997 and since then all companies have joined the National Securities Depository Ltd. Derivatives trading commenced in India in June 2000 on two stock exchanges. To begin with the Securities & Exchange Board of India (SEBI) approved trading on index futures contracts based on BSE-30 Index and S&P CNX Nifty Index, followed by trading in options based on the above indices and in individual securities. Today NSE has futures and options activity in ^8 indices and ^226 stocks. Commodity exchanges have started in India and two such exchanges namely Multi Commodity Exchange and NCDEX are in operation today and may get listed in future.

Foreign investors have responded to these trends by putting resources into the Indian economy. According to the Reserve Bank of India, total inflows, including foreign direct and foreign portfolio investment, declined from over USD44.8 billion in fiscal year ended March 2008 to USD15 billion in fiscal year ended March 2009 on the back of the global financial crisis. These further increased to USD4^3.^7 billion in fiscal 201^1. India’s foreign exchange reserves have improved from USD251 billion in March 2009 to ^USD304 billion ^in November 201^1.

The Indian population is comprised of diverse religious and linguistic groups. Despite this diversity, India has one of the more stable political systems among the world’s developing nations. However, periodic sectarian conflict among India’s religious and linguistic groups could adversely affect Indian businesses, causing temporary halting of works or closure of institutions, or undermining or distracting from government efforts to liberalize the Indian economy. India’s Central Bank is conservative and the most proactive. It has protected the Indian banking system from the recent global financial crisis. Further, the last election in May 2009 resulted in the Indian people electing the Congress party with a clear majority for the next five years. This is expected to push the number of reforms pending over the last five years due to conflict of interest among the regional political parties who were supporting the Congress party at the center.

INDONESIA

Indonesia stands as a beneficiary from a confluence of positive events and outcomes which sets it on a strong path of growth in the medium and longer term. The demographics are excellent, the 3rd most populous country in Asia, with the 4th youngest median population and is rapidly urbanising. The country is fantastically abundant in mineral and energy resources, and holds a lot more in reserve that has yet to be tapped.^

After receiving 60.8% of the vote in the July 2009 presidential election, the president, Susilo Bambang Yudhoyono, retains the goodwill of voters as a result of his success in guiding the country through the 2008-09 global financial crisis. All is not cheery however as the President’s reliance on a coalition parliament is likely to harm his government’s performance during his second term while his reforms are encountering resistance from vested interests. The need for more foreign direct investment, the slow pace of infrastructure development, the need for bureaucratic reform, and high levels of corruption may limit Indonesia’s progress and furthermore, it also appears that the government is scaling back plans to force the military to divest itself of commercial interests. Recent corruption scandals within the President’s own party has severely derailed or delayed policy reforms.

The government’s legitimacy rests on its success in achieving sociopolitical stability and economic development. There are many signs that Indonesia has made significant progress towards these aims with the institutionalizing of democracy, encouraging establishing civil society and devolving power from the central to the regional provincial governments which has spurred economic development and has seen the country’s provinces capturing much of the growth. Indonesia has also seen a strong recovery in domestic demand, as a result of ^high commodity prices, improving domestic economic ^activity, strong FDI inflows, job creation, and a declining inflation rate combined with a historically low interest rate.

Debate still continues regarding the role Islam should play in Indonesian politics. At a national level, this has been reasonably quiet, and while the House of Representatives have had many noisy discussions, over controversial bills, there has been little talk about Islamic issues. Islamist political parties, notably the PKS, have been gaining ground amongst the grassroots, however, and have been successful in lobbying for moralist policies. At a local level, due to devolution of power to regional authorities, Sharia-style regulations continue to ^traction which has influenced some laws passed by regional governments, primarily in South Sulawesi.

110m of Indonesia’s 240m population, live in urban areas which are predominantly on the island of Java. Its population is still young and growing with almost 28% below the age of 15. Indonesia has around 60m households, growing at around 1. 5m households a year, and of these 33% have 6 or more people. With such demographics, job creation would be a primary concern, which can be alleviated by the development of the primary and secondary industries in Indonesia. Indonesia is still predominantly reliant on its primary industry, especially in palm oil production, mineral and energy extraction and timber harvesting. Recent high commodity prices, together with devolvement of power to regional governments, have attracted much foreign investment into the country and especially the provinces, particularly into the resource and energy industries, which has benefited the population in general, improving living conditions and income levels. Policy changes are also underway to capture more value add within domestic borders, thus the prohibition of export of raw unprocessed resources.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

JAPAN

The Japanese archipelago stretches for 1,300 miles in the western Pacific Ocean. The total area of all the islands is about equal to the size of California. Only one third of the land is suitable for agriculture, housing, industry, and commerce. As of 2010^, the Japanese economy was the ^third largest behind the United States and China based on Gross Domestic Product (GDP) figures.

As of 2010^, Japan had a population of slightly over ^125 million people. Life expectancy of ^86.3 years for females and 79.^6 years for males is the highest in the world. The literacy rate in Japan approaches 100%. Demographic statistics indicate that Japan is facing a rapidly aging and declining population. The birthrate has declined from 4.32 babies per woman in 1949 to a low of 1.26 in 2005 with a current birthrate level of 1.3^9, below the 2.07 needed for replacement level.

The Japanese National Diet (parliament) is bicameral, comprising the House of Representatives (Lower House) and House of Councilors (Upper House), the highest of state power and the sole law-making organ of the State. On August 30, 2009 Japan held its 45th general election to elect all 480 members of the House of Representatives, the lower house of the National Diet. With overwhelming support from voters, the opposition Democratic Party of Japan (DPJ) scored a decisive victory over the Liberal Democratic Party (LDP). LDP was the ruling party for nearly the entire postwar era.

During the era of high economic growth in the 1960s and early 1970s, Japanese expansion focused on the development of heavy industries such as steel, shipbuilding, and chemicals. In the 1970s, Japan’s industrial structure shifted toward assembly industries with a strong emphasis on exports. During that decade, Japan became a major producer and exporter of automobiles and consumer electronics. In the 1980s, Japan gradually moved towards a post-industrial society. This evolution has been characterized by an increased reliance on higher value-added products and services, rapidly changing lifestyles among the younger generation, a comparative advantage in high technology, and active participation in the high-growth economies of East Asia, including China. The value of exports to the Asian region has been steadily rising and since the early 1990s, Asia has overtaken the US as the largest region for Japanese exports (undoubtedly, part of these are as intermediate goods whose final destination is to the US); furthermore China has recently become the largest importer of Japanese goods followed by the US.

Since industrialization, Japan has generally maintained a large trade surplus. Conversely, because Japan lacks natural resources, Japan also often ranks as one of the largest importers of raw materials, fuels and foodstuffs. Japan continues to rely on fossil fuels as its primary source of energy; though its dependence on petroleum has been gradually falling since 1980 (equally its dependence on liquefied natural gas and nuclear power has been rising). As regards foodstuffs, Japan imports about 41% of its requirements of crops and grain (other than rice).

The end of the 1980s marked the end of the great Japanese “miracle” and the beginning of a low-growth era for the country (some term the 1990s as the “lost decade”). Real economic growth slowed to an average rate of 1.7% throughout the 1990s (compared to the average of 4% growth in the 1980s) as Japan underwent the painful process of correcting many of the excesses of the Japanese bubble economy.

Japan has had history of low inflation rate, the low inflation rate ultimately turned into deflation by the end of the 1990s, and after several years of this deflation, the trend reversed. In 2000-2006, the average rate of inflation was -0.4%, making it one of the lowest rates in the world. This achievement was made possible by gains in productivity, which exceeded wage increases, and by a strong yen in the early 1990’s, reducing imported raw material costs. In the Outlook Report released on October 2009, the BOJ has officially acknowledged that the Japanese economy will again slip into deflation, Japan is expected to remain in deflation unti^l early 2012.

With low single digit GDP annual growth rate, due to lack of the domestic demand, Japan has become more export-oriented than in the 1990s. Private consumption has been edging down to about 56% of GDP, and combined with the declining domestic demand and the declining population, Japan will need to expand in overseas markets. Over the decade, exports increased to 17.5% of GDP in 2008, up from 10.9% in 1998.^

2011 was a very challenging year for Japan with two major natural disasters impacting the economy, the Great Tohoku Earthquake on March 11 and the flooding in Thailand that started in early October that impacted many Japanese manufacturing sites in the region. However, the faster than expected recovery of supply chain surprised the world. The strong JPY against many major currencies especially the USD, impacted the export sector severely. Japan’s GDP is expected to contract for 2011 due the impact from the natural disasters, but expected to return to a growth trajectory in 2012 of around 2% helped by the domestic reconstruction demand.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

KOREA

The history of South Korea over the past four decades has been characterised by both political instability and an extraordinary economic boom. Economic planning introduced by the military government of President Park Chung-hee in the early 1960s gave rise to rapid growth in the country’s export-led economy and per-capita income. Today, Korea is the fifteenth-largest economy in the world, with the ^si^xth-highest GDP per capita in Asia, ^and^ is the world’s seventh-largest exporter. Its conglomerates are among the market leaders in their respective industries, while Korean mainstream culture is highly popular throughout Asia and increasingly beyond.

Korea’s achievements over the past half-century are all the more remarkable against the backdrop of the preceding conflict on the Korean peninsula, which saw enormous loss of life and a near complete destruction of the South’s cities and infrastructure. Though hostilities ended in practice with the armistice of 1953, the two Koreas remain technically at war. The threat from North Korea has exerted a continuous military pressure on the South, to a degree unparalleled in modern times, even including the experiences of West Germany and Taiwan. With its capital Seoul only 30 kilometres from the demilitarised zone, South Korea exists in a state of tension that translates into high levels of military spending and dominates domestic politics.

South Korea is a republic governed by a multi-party democracy. Political freedom, which was repressed by the military governments of Park and Chun, was restored with the reintroduction of direct presidential and legislative elections in 1987 following escalating street protests in the preceding years. The president, who is elected for a single five-year term, heads the executive branch of the government, while the legislative is composed of the directly-elected National Assembly. In the 2007 elections the conservative Grand National Party (GNP), which had been in opposition for ten years, won a landslide victory over the ruling Democratic Party, delivering the current president, Lee Myung-bak, to power.

President Lee, the former Hyundai chairman and later mayor of Seoul, was elected on a mandate of deregulation and privatisation, promising to restore the rapid growth of the eighties and early nineties that had slowed under the left-leaning Democratic Party. After a calamitous first year in office, which has seen mass street protests against US beef imports and the subsequent resignation of the entire cabinet, Mr. Lee has been attempting to refocus on his election manifesto, as well as deal with the effects of the current global economic slowdown. His reform package is essentially a continuation of policies implemented after the Asian financial crisis of 1997, which exposed Korea’s outdated centrally-directed growth model and forced a $57 billion bailout by the IMF. Before the Asian crisis the majority of the national champion conglomerates, known as chaebol, were heavily indebted and dependent on cheap government credit. Reforms implemented by then-President Kim Dae-jung pushed many chaebol into bankruptcy and forced the survivors to become more efficient. The banking sector was also overhauled, through a programme of nationalisation and subsequent sale, with foreign institutions taking over nine of the country’s fourteen banks. The success of the reforms is evident from the rapid revival of exports, and the growth of the most successful chaebol, names such as Samsung, Hyundai and POSCO. The challenge Mr Lee has set himself also pits him against the chaebol, particularly on the issue of corporate governance, which while improved since the Asian crisis, has yet to bring the rights of minority shareholders fully in line with those of the controlling families. Opening non-financial sectors to foreign competition is another goal, with the aim of reviving growth and improving efficiency. Amid years of improvement, the Korean market was promoted from emerging to developed world status for all FTSE indices effective from September 2009.

A relatively small country with high savings rates among the population, exports have been the major driver of Korea’s growth, accounting for about half of its GDP in 2009. Korea’s export product mix has evolved since the early days of low-end low-cost goods. Today high-value products, such as electronics, high-end ships and cars, account for around half of Korea’s exports. The emergence of China as a manufacturing centre has been instrumental in this progression. China overtook the US as Korea’s largest trading partner in 1993, and has been the recipient of over 20% of Korea’s exports for the last few years. With manufacturing declining in importance, many Korean companies have pushed to the forefront of their industries through a strong emphasis on research and development. R&D spending in Korea is approximately 3-4% of annual GDP. Electronics names such as Samsung and LG have evolved from manufacturers of cheaper imitations to market leaders challenging the dominance of behemoths such as Sony. Meanwhile excluding tech, Korea is the ^fifth-largest ^automotive producing country.

MALAYSIA

Malaysia regards itself a model moderate Muslim nation, committed to education and economic development of a pluralistic society in which ^65 percent are indigenous peoples and about ^60 percent are Muslim. Its coalition government, led by the United Malays National Organization, or UMNO, has a generally secular outlook. Prime Minister Najib Tun Razak is known for his pro business stance and has implemented economic liberalization policies and transparency initiatives since taking office.

However, where political organization has historically been largely on racial lines, Islam has at times become a device for use in racial politics, a yardstick for measuring the commitment of competing parties to Malay racial advancement. Malaysia’s identification of the Malay race with the Muslim religion is exacerbating strains within Malaysian society - between Malays and non- Malays and within the Malay community - as both Malay and Muslim identities compete for the majority’s political attention. A growing number of detentions under the Internal Security Act (ISA) and other repressive laws severely threaten political competition,

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participation, and civil and political liberties. Recent abolishment of the ISA saw it being replaced with a more draconian legislation which granted the government more powers in detaining and coercion. Growing public concerns about the government’s compliance with democratic rules are undermining the legitimacy of the regime.

Economically, Malaysia has had continuous high economic growth with stable low inflation since independence. Commodity-rich in oil and natural gas, and other soft commodities, much emphasis has been placed on exports of manufactured goods in terms of export breakdown. This places Malaysia in a vulnerable position as global demand slows down, as many of its manufactured goods exports are in the electronics segment, destined for consumption in the west.

The Tenth Malaysia Plan (10MP), a medium-term spending plan covering the years 2011-15, was presented in parliament by Prime Minister Najib, who is also the minister of finance, on June 10th. The latest plan describes in detail how faster economic growth can be achieved as part of the government’s long-term goal of becoming a high income nation by 2020. The government has been keen to make reforms to its system of subsidies as part of its commitment to consolidate fiscal finances.

Demographically, Malaysia is a multi racial and cultural nation of ^28m people, with approximately half the population being Malays and an additional 10% of other indigenous races while the Chinese account for barely ^23% of the population. Malaysia benefits from a young population, with 34% of the population below the age of 15 and 67% of the population below the age of 30, and very high fertility rate of three births per woman. Population growth is around 2.4% per annum and ^literacy is almost universal and income and consumption have been steadily rising.

PAKISTAN

Pakistan, occupying an area of about 800,000 square kilometers, is bounded in the south by the Arabian Sea and India and in the north by China and Afghanistan. To the west and northwest are Iran and Afghanistan and to the east is India. The capital is Islamabad. Karachi is the biggest commercial and industrial city.

As of 2010, Pakistan was the world’s sixth most populous country, and the population was estimated at approximately 171 million, with an annual population growth rate of 2.14%. Urdu is the national language (though only 8% of the population is Urdu speaking) and English is considered as the official language. 44% of the population speaks Punjabi as the first language. 96% of the population is Muslim.

Pakistan was created in 1947, in response to the demands of Indian Muslims for an independent homeland, by the partition from British India of two Muslim majority areas. In 1971, a civil war in East Pakistan culminated in independence for East Pakistan (now Bangladesh). Over the past 50 years, Pakistan and India have gone to war twice, and intermittent border exchanges occur at times. In particular, relations with India remain unfriendly over the disputed territory of Kashmir, with its majority Muslim population.

In earlier decades, Pakistan had a federal parliamentary system. Economic development since 1955 has taken place within the framework of successive five-year plans which established growth targets and allocations of public sector investment. However, the lack of realistic targets, plans and successful policy implementation has caused problems for many years.

Pakistan has been turbulent politically since November 2007 when the National Assembly completed its tenure and new elections were called. The exiled political leaders Benazir Bhutto and Nawaz Sharif were permitted to return to Pakistan. However, the assassination of Benazir Bhutto in December during the election campaign led to postponement of elections and nationwide riots. Bhutto’s Pakistan People’s Party (PPP) won most seats in the elections held in February 2008 and its member Yousaf Raza Gillani was sworn in as Prime Minister. In August 2008, Pervez Musharraf resigned as President of Pakistan. In the presidential election that followed, Asif Ali Zardari of Pakistan People’s Party won by a landslide majority and became President of Pakistan.

THE PHILIPPINES

After winning more than 40% of the votes cast in the election in May 2010, Benigno “Noynoy” Aquino will begin his term as president in a strong position. Mr Aquino’s resounding electoral victory, beating his nearest rival, Joseph Estrada, by a record margin of more than 5m votes, means that he is unlikely to face legal challenges. Expectations are that few economic policy changes from the present Arroyo administration would be seen and the present economic environment would carry on. Securing a strong electoral mandate was important, as the challenges facing Mr Aquino are considerable, not least fostering the continued recovery of the economy, and the need to reassure holders of the country’s sovereign bonds that the government is serious about addressing its fiscal deficit^ and he will be scrutinised on his efforts to tackle graft, after fighting an electoral campaign that centred on an anti-corruption stance. To attain his objectives, he has lined his cabinet with eligible candidates either from industry, or whom have proven themselves in prior administrations.

The economy has a high reliance on primary industries and exports of labour with an aggregate of about two thirds of Filipinos ^employed in these sectors. However, major structural changes are underway, with rising emphasis on secondary and tertiary industry, stressing the strength of the Filipino labour. The manufacturing sector continues to increase its share of GDP relative to the traditional agricultural and mining sectors. Strong exports of the labour force in the past has been followed by strong remittances

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to the Philippines, which in turn has shored up domestic consumption, as well as being a major source of foreign currency. However, the key growth sector has been the business process outsourcing segment (BPO) which is a very recent development but has grown so rapidly that BPO business alone takes up almost 60% of leased office space.

The Philippines is a country with a young and rapidly growing population; 46% is under the age of 20 years old, median age of 22.7 years and a population growth rate of around 1.8% per annum. The workforce is however mobile and the Philippines have exported labor to more successful economies around the world. The abundant supply of young labour has resulted in minimal wage inflation, rise in overseas foreign workers deployment and a broadening consumption base.

The Philippine economy is highly dependent upon remittances from abroad. It is estimated that there are about 11,000,000 overseas Filipino worldwide, equivalent to about 11% of the total population of the Philippines expected to remit around USD19bn for FY10 (over 10% of GDP or more than half the government budget), compared to USD18 billion in 2009 and USD16bn in 2008. Expected OFW remittances in 2011 would be around US$20 billion.

SINGAPORE

Over the years since 1965, when Singapore split from Malaya, the nation has embarked on an amazing journey from a Third World backwater economy to a First World economy through sound investments in its human capital, its physical and financial infrastructure, and treading where others hesitate at times, such as opening up to multinational corporations (MNCs) at a time when these were viewed by many Asian countries with deep suspicion. All this is made the more remarkable given Singapore’s diverse racial and cultural make-up, in which Chinese, Malays, and Indians account for approximately 74%, 13% and 9% of the population respectively.

In the political arena, Singaporeans have only known one party to have steered Singapore and delivered through the years since Independence – the People’s Action Party (PAP). Amongst the first generation leaders, former Minister Mentor (MM) Lee Kuan Yew, widely regarded as the Founding Father of modern Singapore, is ^still active in politics and deeply respected for his experience and views. The second Prime Minister after him, Mr. Goh Chok Tong, had effected a smooth handling over of Prime Ministership to MM Lee’s son, Mr. Lee Hsien Loong in 2004. Mr. Goh currently is the Emeritus Senior ^Minister. The political leadership is stable, forward-looking (they are now looking to groom the next Prime Minister), and supported very ably by an efficient Civil Service staffed with the brightest in each cohort, who typically have won prestigious Government scholarships, studied overseas, and brought back to Singapore the latest knowledge and best practices.

While the ruling political party occasionally has to contend with criticisms from Western media over its so called authoritarian politics, the elder Lee has always maintained that the acid test of a good Government is whether it has been able to deliver to its people a better standard of living. Singapore has undoubtedly accomplished that handsomely.

In the economic arena, Singapore has always been a strong advocate of free trade, and had always welcomed MNCs to set up facilities in Singapore. That gave Singapore a head start in this region. However, as the benefits of such a policy became obvious to all, the formula started to lose some of its shine. Neighbours such as China and India could easily compete on the basis of cheap labor, a deeper pool of human talent, and vastly larger domestic markets. Singapore re-invented itself once again in several aspects. In terms of manufacturing sector, instead of passively enduring a hollowing-out to cheaper alternative locations, the Government has sought to change the technology mix to one that requires higher skill sets such as pharmaceutical and medical equipment firms. In recent years, Singapore has also managed to attract more than its fair share of Foreign Direct Investments such as the billion dollar petrochemical cracker projects announced by Exxon-Mobil and Shell. Even in non-traditional areas such as solar panel manufacturing, Singapore had some success in attracting the likes of Norway’s Renewable Energy Corp to build the world largest integrated solar energy production facility here at a cost of SGD2.5b with the official opening in November 2010. On top of these, the two well-publicized Integrated Resorts (casinos plus theme parks and other world class attractions), each costing around SGD 6bn, were opened in 1H10 which led to a surge in tourist arrivals and would give a big boost to Singapore’s ambition to be a tourism and convention hub in South East Asia. Temasek and other government-linked companies have also been more active in exploring overseas markets in their respective fields.

The key advantages that Singapore enjoys are its geographical location, efficient government, excellent physical and financial infrastructure, and a highly educated workforce. However, its relatively small size also means that it is more sensitive to the socio-political and economic developments in Malaysia and Indonesia. In recent years, Singapore has mitigated its dependence on Malaysia for water by building its own desalination and water recycling plants. In a similar vein, it will soon build its own LNG terminal and storage facilities in an attempt to reduce its dependence on gas piped in from Malaysia and Indonesia. The various Free Trade Agreements signed between Singapore and countries such as the US, EU, Japan and Australia also mean that Singapore can now compete more effectively with its neighbors.

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SRI LANKA

A former British Colony, Sri Lanka become a Dominion of the British Commonwealth in 1948 and became a Democratic Socialist Republic in 1972.

In August 2005, the Supreme Court ruled that presidential elections would be held in November 2005, resolving a long-running dispute on the length of President Kumaratunga’s term. In the elections held in November 2005, Mahinda Rajapaksa was elected the fifth Executive President of Sri Lanka while Ratnasiri Wickremanayake was appointed the 22nd Prime Minister.

Sri Lanka’s macro-environment has seen a dramatic reshaping over 2009. The end of the 25-year domestic conflict between the military and the Liberation Tigers of Tamil Eelam (LTTE) in May 09 has culminated in a number of positive developments. These include a surge in foreign inflows, ratings/outlook revisions, and most importantly, approval for the IMF’s stand-by loan agreement of US$2.5bn.

While the volatile political situation has likely already taken its toll on growth in 2009, GDP growth is bounced back to 8%+ (year on year) in the quarter ending June 2010 on the back of pick up in manufacturing and construction activity, on the back of post-war rehabilitation efforts. The country reported GDP growth of 8% for H1 FY2011. Tourism activity is also picked up significantly post end of the domestic conflict. On the demand side, investment growth is likely to pick up given the government’s development efforts in the Northern and Eastern Provinces. This would be supported by the Central Bank of Sri Lanka’s accommodative stance and external funding coming on stream.

The government is continuing to pursue its planned infrastructure program to accelerate the pace of economic growth. The island stands to benefit from its favorable geographic location and well educated workforce. The strategic location of the country enables it to be a regional hub for air and sea based transport. The proximity to one of the largest emerging markets in the world, India and the growing trade between the two countries makes Sri Lanka an ideal launching pad.

TAIWAN

One of the basic questions investors raise about Taiwan is the nature of its political risk vis a ` vis China. In general, this risk should be considered relatively low. As China becomes increasingly integrated into the global trading system, the economic cost and risk to the stability of China’s regime from military confrontation with Taiwan grows higher. This is because at a minimum an attack on Taiwan would likely result in widespread embargoes from the US and its allies as well as a sharp reduction in FDI. Although China’s explicit goal for Taiwan is a one country, two systems structure similar to that of Hong Kong, it appears that their main priority is to prevent Taiwan from declaring independence. Again, the risk of this scenario appears low given that Taiwan would require support from the US to pursue this policy. However, this policy would not appear to fit into the US geopolitical priorities given that its foreign policy focus is one of containing global terror and nuclear proliferation - both issues on which it requires China’s assistance. This is not to mention the fact that US has no interest in provoking a military confrontation with one of the world’s major nuclear powers with little strategic benefit to itself. Therefore, it is fair to describe the current political relationship as a stand-off between the two sides.

Economic integration between China and Taiwan has increased in recent years. China has low labor costs, inexpensive land, natural resources and less rigid environmental rules. Taiwan brings decades of experience trading with the G7 economies, capital, technology and trained entrepreneurs. Following the Presidential Election in March 2008, further economic integrations with China are gradually taking place, including: opening up direct transportation link between China and Taiwan, easing Taiwan’s current investment restrictions in China, raising the current quota on Chinese tourists visiting Taiwan etc.

Between 1960 and 2010^, Taiwan’s GNP grew from less than USD2 billion to about USD4^50 billion. The economic growth has been accompanied by a transformation of domestic production from labor-intensive to capital-intensive industries in the 1970s and finally to higher technology industries in the 1980s. The main trend in the 1990s and this decade has been the transformation into an increasingly high-tech and service driven economy. The Taiwan stock market - once widely viewed as a speculative market - is increasingly driven by fundamentals and the investment direction set by foreign investors. Importantly, the government is in the process of accelerating its liberalization of the market and recently there has been a significant rise in foreign ownership, which increased from 16% in 2000 to over 30% in 2010^.

THAILAND

Thailand is unique in South East Asia in that it has escaped the colonial experience and maintained its freedom and independence. Though the absolute monarchy was ended in a bloodless coup in 1932, and thereafter transformed into a constitutional monarchy, the monarchy, especially King Bhumibol (Rama IX), still commands enormous popular respect and moral authority, which he had used on occasion to resolve political crises that have threatened national stability. Since 1932, there have been 18 coup attempts in Thailand.

Thailand’s population is relatively homogeneous, with more than 85% speaking a dialect of Thai and sharing a common culture.  Most of the population is rural, concentrated in the rice-growing areas of central, northeastern and northern regions. (Agriculture in

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2009 accounted for ^10% of Thailand’s GDP). Due to the Thai peasant population having enjoyed a higher standard of living than their neighbours, the communist movement has never made much headway among the rural people. In any case, the Communist Party is prohibited in Thailand. Approximately 94-95% of the population practises Buddhism.

In terms of economic modernization, Thailand’s take-off really began in 1986-7 with the influx of new foreign investment into the country (largely from Japan and Taiwan). This changed the GDP mix towards more manufacturing-based activities and made it less agriculturally dependent. As of 2010^, exports of goods and services accounted for ^65% of Thailand’s GDP, and major export markets include US, EU, Japan and ASEAN. The continued industrialization meant that its urban population, principally in the Bangkok area, which currently stands at around 35% of total population, will continue to increase.

Economic growth in the decade leading up to the Asian Financial Crisis in 1997 averaged at 9.4%. However, the boom in the early 1990s resulted in huge imbalances in the country’s balance of payments position and significantly strained its nascent banking system. These pressures finally exploded in July 1997 which led to the devaluation of the THB. Help from the International Monetary Fund was sought and arrived in the form of a USD 17.2 billion aid package. The economic contraction in 1998 was severe with more than 1 million Thais pushed below the poverty line. Had it not been for the strong performance of its agriculture sector, which employs 40.0% of the country’s labour force and is home to 60.0% of its population, its stable social fabric might have been threatened. From an enviable surplus position for more than a decade, the Government was thrown into a realm of fiscal deficits.

Since then, Thailand’s economy began on its arduous path to recovery on the back of external demand from the US and other foreign markets. When the Thaksin government took power in 2001, it embraced a dual track economic policy of domestic stimulus as well as the traditional promotion of open markets and foreign investment. This bore fruit in the period from 2003 till 2006 which saw GDP growth soar to 7.1%, 6.4%, 4.5% and 5.0% year-on-year respectively. Inflation was kept under control during this period, and it ranged between a low of 0.8% to a high of 5.8% during the Thaksin years. Historically, the last serious bout of inflation in Thailand occurred during the two oil crises, first in 1973-4 when the CPI touched 24 percent and then again in 1980-1 when there was a resurgence of inflation to nearly 20 percent. In the later 1980s, and thanks largely to a more stable oil price, average inflation at 4.5% has been held in single digits and has not exceeded 7 percent.^

Political tension in Thailand reached a peak in May 2010 when the Red Shirts’ protest which lasted two months were ended when the army moved in to clear the protesters in Central Bangkok and the Red Shirt leaders surrendered to the police. All in, 89 people were killed and 1,900 injured. Several buildings were also torched in the immediate aftermath. Since then, political tension has eased significantly and while there were still some rallies held by the Red Shirts, these were largely non events. In May of 2011, the Puea Thai (PT) party sweep a majority, of 264 seats of 500 seats, an overwhelming win and legitimising the victory, and forming the new government and with a majority. The acceptance of defeat by the incumbent Democrat party, and its leader Abhisit, minimize the risk of a coup by the military, at least until another reason presents itself, and give Thailand a sense of much needed political stability, which also forms a basis for national reconciliation. This would be a needed prerequisite for general amnesty, which would allow the return of the old Puea Thai leaders, which has thus far proven to be a contentious issue.

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^APPENDIX F

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

^I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

^II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III.^ Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

^IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each

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Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

^V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX G

LLOYD GEORGE MANAGEMENT

PROXY VOTING PROCEDURES

^I Introduction

As the investment adviser, investment manager or any other roles which are to that effect, Lloyd George Management (“LGM”) and its affiliates are responsible (unless clients specified to the contrary in the agreement) for the proxy voting of stocks held in the accounts on behalf of the clients. These clients include mutual funds, ERISA, and other investment advisory accounts.

LGM has adopted and implemented these procedures (and the proxy voting policies attached hereto and incorporated as part of these procedures) that LGM believes is reasonably designed to ensure that proxies are voted in the best interest of its clients, and in accordance with our fiduciary duties, with the Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and with the long-standing fiduciary standards and responsiblities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July29, 1994) of the United States of America.

^II Voting Authority

All client accounts of LGM are categorised into three different levels of voting authority, and such records will be kept up-to-date and amended accordingly when required, by the Proxy Administrator (“PA”)

Category 0: ifthe client or some other parties besides LGM is to vote the proxies

Category 1: ifLGMisto vote the proxies according to LGM’s standard proxy voting policies

Category 2: ifthe account has special voting objectives and for which LGM has voting responsibility

^III Proxy Notices

Proxy notices are received from custodians or proxy processing service companies (which have been delegated with the proxy voting processing task by the custodians), by mail, fax or electronic means. The PA logs all proxy notices received in the proxy notices file and reconcile the account information and the number of shares on the proxy ballot against LGM’s latest records. Any discrepancies are communicated to the custodian as soon as possible so that LGM can vote the proxy ballot with the correct information.

^IV Voting

The PA determines, in consultation with the appropriate analysts/portfolio managers as necessary, how LGM will vote on each matter contained in the proxy statement in accordance with the Proxy Voting Policies (Appendix A) for all category 1 accounts, and in accordance with the accounts’ special voting objectives for all category 2 accounts. When there are factors causing an issue to fall outside the usual voting practices indicated by the Proxy Voting Policies, the relevant analysts/portfolio managers will be consulted and the voting decision reached will be recorded on the Analyst/Portfolio Manager Proxy Consultation Form (Appendix B).

^V Returning of Voted Proxy Statements

Proxy materials are prioritised so that the earliest meetings will be handled first, and the PA will ensure that the voted proxy statements are returned to the custodian or the proxy processing service company well before the meeting dates. The voted proxy statements are returned by fax or by electronic means via the proxy processing service company’s system. Evidence (for example, the fax delivery log, the e-mail delivery receipt or the returned receipt from the custodian) to show that the voted proxy statements have been successfully delivered is retained.

^VI Recordkeeping

A copy of the voted proxy statement together with the Analyst/Portfolio Manager Proxy Consultation Form and any other documents that are material in reaching the voting decision are filed alphabetically by company name and by year in which they are voted. Client written request and all written responses by LGM to written or oral requests for proxy voting information are also maintained. These records are retained for five years and in accordance with the recordkeeping requirements stated in Section 204-2 of the Investment Advisers Act of 1940, as amended.

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Appendix A

LLOYD GEORGE MANAGEMENT

Proxy Voting Policies

^I. Introduction

     Lloyd George Management (the “Adviser”) has adopted and implemented policies (and the procedures into which they are incorporated) that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Adviser’s authority to vote the proxies of their clients is established by its advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

Overview

The Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to clients consistent with governing laws and the investment policies of each client. In pursuing that goal, the Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of those companies with the principal aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval. For example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees. The Adviser is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and Board of Directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, the Adviser takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which the Adviser will routinely vote with management), the Adviser will review each matter on a case-by-case basis and reserves the right to deviate from these guidelines when the situation requires such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of each Adviser’s clients) may seek insight from the Adviser’s portfolio managers and analysts on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines – but they are not hard and fast rules, simply because corporate governance issues are so varied.

Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, the Adviser will utilize these guidelines when voting proxies on behalf of its clients.

^A. Election of Board of Directors

The Adviser believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, the Adviser believes that important board committees (eg audit, nominating and compensation committees) should be entirely independent. In general,

•	The Adviser will support the election of directors that result in a board made up of a majority of independent directors.
•	The Adviser will support the election for non-independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
•

The Adviser will hold all directors accountable for the actions of the Board’s committees. For example, the Adviser will consider withholding votes for nominees who have recently approved compensation arrangements that the Adviser deems excessive or propose equity-based compensation plans that unduly dilute the ownership interests of stockholders.

•	The Adviser will support efforts to declassify existing boards, and will vote against efforts by companies to adopt classified board structures.
•	The Adviser will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

^B. Approval of Independent Auditors

The Adviser believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. The Adviser will also consider the reputation of the auditor and any problems that may have arisen in the auditors’ performance of services.

^C. Executive Compensation

The Adviser believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. Conversely, the Adviser is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have inherently objectionable structural features.

•

The Adviser will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.

•	The Adviser will generally vote against plans if annual option grants have exceeded 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on our shareholdings the Adviser considers other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator will consult with the relevant portfolio manager(s) to determine when or if it may be appropriate to exceed these guidelines.

•	The Adviser will typically vote against plans that have any of the following structural features:
•	Ability to re-price underwater options without shareholder approval.
•	The unrestricted ability to issue options with an exercise price below the stock’s current market price.
•	Automatic share replenishment (“evergreen”) feature.
•	The Adviser is supportive of measures intended to increase long-term stock ownership by executives. These may include:
•	Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
•	Using restricted stock grants instead of options.
•	Utilising phased vesting periods or vesting tied to company specific milestones or stock performance.
•

The Adviser will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, the Advisers will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

^D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Adviser generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

•

Because a classified board structure prevents shareholders from electing a full slate of directors annually, the Adviser will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.

•	The Adviser will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.
•	The Adviser will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.
•

The Adviser will generally vote against proposals to authorise preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the board of directors when the stock is issued when used as an anti-takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and the Advisor can vote for proposals to issue such preferred stock in those circumstances.

•	The Adviser will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
•	The Adviser will vote against proposals for a separate class of stock with disparate voting rights.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

•

The Adviser will consider on a case-by-case basis board approved proposals regarding changes to a company’s capitalization, however the Adviser will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or other significant corporate event which will be handled on a case-by-case basis) provided that such issuance does not exceed three times the number of currently outstanding shares.

^E. State of Incorporation/Offshore Presence

Under ordinary circumstances, the Adviser will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by a Board of Directors. The Adviser recognises that there may be many benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company including the Adviser’s clients.

^F. Environmental/Social Policy Issues

The Adviser believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s board of directors. The Adviser recognizes that certain social and environmental issues raised in shareholder proposals are the subject of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. The Adviser generally supports management on these types of proposals, though they may make exceptions in certain instances where they believe a proposal has substantial economic implications. The Adviser expects that the companies in which they invest their clients’ assets will act as responsible corporate citizens.

G.^ Circumstances Under Which The Advisers Will Abstain From Voting

The Adviser will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to the Adviser. Under certain circumstances, the costs to their clients associated with voting such proxies would far outweigh the benefit derived from exercise the right to vote. In those circumstances, the Adviser will make a case-by-case determination on whether or not to vote such proxies. In the case of countries which required so-called “share blocking”, the Adviser may also abstain from voting. The Adviser will not seek to vote proxies on behalf of their clients unless they have specifically agreed to take on that responsibility on behalf of a client. Finally, the Adviser may be required to abstain from voting on a particular proxy in a situation where a conflict exists between the Adviser and its Client. The policy for resolution of such conflicts is described below in Identification and Resolution of Conflicts with Clients.

Recordkeeping

The Adviser will maintain records relating to the proxies they vote on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•	A copy of the Adviser’s proxy voting policies and procedures;
•

Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to the Adviser, the Adviser does not need to retain a separate copy of the proxy statement);

•	A record of each vote cast;
•	A copy of any document created by the Adviser that was material to making a decision on how to vote a proxies for a client or that memorializes the basis for such a decision; and
•	Each written client request for proxy voting records and the Adviser’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Adviser for two years after they are created.

Identification and Resolution of Conflicts with Clients

As fiduciary to its clients the Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Adviser are able to identify potential conflicts of interest, the Adviser will take the following steps.

•	Quarterly the Compliance Department will confirm a list of clients and prospective clients with the Marketing Department.
•	A representative of the Compliance Department will give a list of such identified companies (the “Conflicted Companies”) to the Proxy Administrator.
•

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which she expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company the Proxy Adminstrator will report that fact to the Compliance Department.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

If the Compliance Department determines that a conflict of interest exists between the Adviser and its client the following steps will be taken to resolve such conflict prior to any proxies relating to these Conflicted Companies being voted.

•

If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), she will (i) inform the Compliance Department of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.

•

If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the clients involved, the Adviser will seek instruction on how the proxy should be voted from:

•	The client, in the case of an individual or corporate client;
•	The Board of Directors, or any committee therof identified by the Board, in the case of a Fund; or
•	The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Board of Directors or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse impact on the Adviser’s clients’ securities holdings in the Conflicted Company, the Adviser may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

Appendix B

Analyst/ Portfolio Manager Proxy Consultation Form

Date: _____________________________________________________

Company Name: ____________________________________________

Analyst: ___________________________________________________

Issue Number(s) (as numbered in proxy statement) discussed: ________________________________________________________________

Vote Decision(s) (indicating issue number): _____________________________________________________________________________

Reason for Decision(s):
Issue #	Reason

Eaton Vance Asia^ and China Funds

SAI dated ^January 1, 2012

STATEMENT OF
ADDITIONAL INFORMATION
January 1, 201^2

Eaton Vance Multi-Cap Growth Fund^

Class A Shares - EVGFX      Class B Shares - EMGFX      Class C Shares - ECGFX

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund and the Portfolio. The Fund and Portfolio are diversified, open-end management investment companies. The Fund is a series of Eaton Vance Growth Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

	Page		Page
^
Strategies and Risks	2	^ Sales Charges	20
^
Investment Restrictions^	4	^ Performance	22
^
Management and Organization^	5	^ Taxes	24
^
Investment Advisory and Administrative Services^	14	^ Portfolio Securities Transactions	31
^
Other Service Providers^	17	^ Financial Statements	33
^
Calculation of Net Asset Value^	17	^ Additional Information About Investment Strategies	34
Purchasing and Redeeming Shares	19

Appendix A: Class A Fees, Performance and Ownership^	64	Appendix D: Eaton Vance Funds Proxy Voting Policy and Procedures^	70
Appendix B: Class B Fees, Performance and Ownership^	66	Appendix E: Adviser Proxy Voting Policies and Procedures^	72
Appendix C: Class C Fees, Performance and Ownership^	68

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated January 1, 201^2, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© 201^2 Eaton Vance Management

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended;

“1933 Act” means the Securities Act of 1933, as amended;

“CEA” means Commodity Exchange Act;

“CFTC” means the Commodities Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“Exchange” means the New York Stock Exchange;

“FINRA” means the Financial Industry Regulatory Authority;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the
Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;

“IRS” means the Internal Revenue Service;

“Portfolio” means a registered investment company sponsored by the Eaton Vance organization in which one or more Funds and other investors may invest substantially all or any portion of their assets;

“Subsidiary” means a wholly-owned subsidiary of the Fund or the Portfolio as described in the prospectus, if applicable;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Eaton Vance Growth Trust, of which the Fund is a series.

STRATEGIES AND RISKS

The Fund prospectus identifies the types of investments the Fund will invest in principally in seeking its investment objective and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment, the Fund generally expects to invest less than 5% of its total assets in such investment type. If a particular investment type that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment. "Fund" as used herein and under "Additional Information About Investment Strategies" refers to the Fund and its corresponding Portfolio. Information about various investment types and practices and the associated risks is included in this SAI under “Additional Information about Investment Strategies”.

Investment Type	Permitted for or Relevant to the Fund
Asset-Backed Securities (“ABS”)
Auction Rate Securities
Build America Bonds
Call and Put Features on Obligations
Cash Equivalents	✓
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
Common Stocks	✓
Convertible Securities	✓
Credit Linked Securities
Derivative Instruments and Related Risks	✓
Direct Investments
Emerging Market Investments	✓

Eaton Vance Multi-Cap Growth Fund

2

SAI dated January 1, 2012

Equity Investments	✓
Equity Linked Securities
Exchange-Traded Funds (“ETFs”)	✓
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities
Foreign Currency Transactions	✓
Foreign Investments	✓
Forward Foreign Currency Contracts	✓
Forward Rate Agreements	✓
Futures Contracts	✓
Health Sciences Companies
High Yield Securities	✓[1]
Hybrid Instruments
Illiquid Securities	✓
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds
Junior Loans
Liquidity or Protective Put Agreements
Master Limited Partnerships ("MLPs")	✓
Mortgage-Backed Securities (“MBS”)
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)
Municipal Obligations
Option Contracts	✓
Pooled Investment Vehicles	✓
Preferred Securities	✓
Real Estate Investment Trusts (“REITs”)	✓
Repurchase Agreements	✓
Residual Interest Bonds
Reverse Repurchase Agreements	✓
Royalty Bonds
Securities with Equity and Debt Characteristics	✓
Senior Loans
Short Sales	✓
Smaller Companies	✓
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes
Swap Agreements	✓
Swaptions	✓
Trust Certificates
U.S. Government Securities
Unlisted Securities	✓
Variable Rate Obligations
Warrants	✓
When-Issued Securities, Delayed Delivery and Forward Commitments
Zero Coupon Bonds

Eaton Vance Multi-Cap Growth Fund

3

SAI dated January 1, 2012

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Fund
Asset Coverage	✓
Average Effective Maturity
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	✓
Diversified Status	✓
Dividend Capture Trading
Duration
Events Regarding FNMA and FHLMC
Fund Investing in a Portfolio	✓
Investments in the Subsidiary
Loan Facility
Participation in the ReFlow Liquidity Program	✓
Portfolio Turnover	✓
Securities Lending	✓
Short-Term Trading
Tax-Managed Investing

[1]	The Fund may invest in high yield securities regardless of their credit rating.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of:^ (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or^ (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(3)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b)
entering into repurchase agreements or (c) lending portfolio securities;

(4)	With respect to 75% of its total assets, purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the total voting securities of such issuer to be held by the Fund or Portfolio, except obligations issued or guaranteed by the
U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(5)	Underwrite or participate in the marketing of securities of others;

(6)	Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund’s total assets, at market value at the time of such investment (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

(7)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate; or

(8)	Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the Prospectus.

Eaton Vance Multi-Cap Growth Fund

4

SAI dated January 1, 2012

Notwithstanding its investment policies and restrictions, the Fund may, in compliance with the requirements of the 1940 Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.^

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of the Portfolio.^

In addition, to the extent a registered open-end investment company acquires securities of a portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

•	make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

•	invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund or Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund or Portfolio to dispose of such security or other asset. However, the Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

^

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the ^Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see “Principal Underwriter” under “Other Service Providers”). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Eaton Vance Multi-Cap Growth Fund

5

SAI dated January 1, 2012

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)
Interested Trustee

THOMAS E. FAUST JR.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC,	^180	^Director of EVC.
1958			Director and President of EV, Chief Executive Officer and
President of Eaton Vance and BMR, and Director of EVD.
Trustee and/or officer of ^180 registered investment
companies and 1 private investment company managed by
Eaton Vance or BMR. Mr. Faust is an interested person
because of his positions with BMR, Eaton Vance, EVC, EVD
and EV, which are affiliates of the Trust and Portfolio.
Noninterested Trustees

SCOTT E. ESTON	Trustee	Since 2011	Private investor. Formerly held various positions at	180	None
1956			Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment
management firm) (1997-2009), including Chief Operating
Officer (2002-2009), Chief Financial Officer (1997-2009)
and Chairman of the Executive Committee (2002-2008);
President and Principal Executive Officer, GMO Trust
(open-end registered investment company) (2006-2009).
Former Partner, Coopers and Lybrand L.L.P. (now
PricewaterhouseCoopers) (public accounting firm)
(1987-1997).

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business	^180	^None
1963			Administration and Finance Unit Head, Harvard University
Graduate School of Business Administration.

	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a	^180	Director of Stonemor Partners
ALLEN R. FREEDMAN			Director (1983-2004) of Systems & Computer Technology		L.P. (owner and operator of
1940			Corp. (provider of software to higher education). Formerly, a		cemeteries). Formerly, Director
			Director of Loring Ward International (fund distributor)		of Assurant, Inc. (insurance
			(2005-2007). Former Chairman and a Director of Indus		provider) (1979-2011).
International, Inc. (provider of enterprise management
software to the power generating industry) (2005-2007).
Former Chief Executive Officer of Assurant, Inc. (insurance
provider) (1979-2000).

WILLIAM H. PARK	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial	^180	^None
1947			Officer, Aveon Group, L.P. (investment management firm)
(2010-2011). Formerly, Vice Chairman, Commercial
Industrial Finance Corp. (specialty finance company)
(2006-2010). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment
management firm) (2002-2005). Formerly, Executive Vice
President and Chief Financial Officer, United Asset
Management Corporation (investment management firm)
(1982-2001). Formerly, Senior Manager, Price Waterhouse
(now PricewaterhouseCoopers) (an independent registered
public accounting firm) (1972-1981).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^180	^None
1940			Formerly, Deputy Assistant Secretary (Tax Policy) and
Assistant Secretary (Tax Policy), U.S. Department of the
Treasury (1983-1985). Formerly, Chief of Staff, Joint
Committee on Taxation, U.S. Congress (1988-1990).

Eaton Vance Multi-Cap Growth Fund

6

SAI dated January 1, 2012

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston	^180	Formerly, Director of BJ’s
1948			College. Formerly, Dean, Carroll School of Management,		Wholesale Club, Inc. (wholesale
			Boston College (2000-2002). Formerly, Chief Investment		club retailer) (2004-2011).
			Officer, Fixed Income, Scudder Kemper Investments		Formerly, Trustee of SPDR Index
			(investment management firm) (1998-1999). Formerly,		Shares Funds and SPDR Series
			Chief Investment Officer, Equity and Fixed Income, Colonial		Trust (exchange traded funds)
			Management Associates (investment management firm)		(2000-2009). Formerly, Director
			(1991-1998).		of Federal Home Loan Bank of
Boston (a bank for banks)
(2007-2009).

LYNN A. STOUT	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law	^180	None
1957			(since 2006) and Professor of Law (2001-2006), University
of California at Los Angeles School of Law.

HARRIETT TEE TAGGART	Trustee	Since 2011	Managing Director, Taggart Associates (a professional	180	Director of Albemarle
1948			practice firm). Formerly, Partner and Senior Vice President,		Corporation (chemicals
			Wellington Management Company, LLP (investment		manufacturer) (since 2007) and
			management firm) (1983-2006).		The Hanover Group (specialty
property and casualty insurance
company) (since 2009).
Formerly, Director of Lubrizol
Corporation (specialty
chemicals) (2007-2011).

RALPH F. VERNI	Chairman of the	Chairman of the Board	Consultant and private investor. Formerly, Chief Investment	^180	None
1943	Board and	since 2007 and Trustee	Officer (1982-1992), Chief Financial Officer (1988-1990)
	Trustee	since 2005	and Director (1982-1992), New England Life. Formerly,
Chairperson, New England Mutual Funds (1982-1992).
Formerly, President and Chief Executive Officer, State Street
Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds
(1992-2000). Formerly, Director, W.P. Carey, LLC
(1998-2004) and First Pioneer Farm Credit Corp.
(2002-2006).

(1)	Includes both master and feeder funds in a master-feeder structure.^
(2)	During their respective tenures, the Trustees (except for Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

Principal Officers who are not Trustees

Term of Office and
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	President	Of the Trust since 2011 and of	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC,
1957		^ the Portfolio since 2002	Eaton Vance and BMR. Officer of ^99 registered investment companies managed by Eaton
Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005 and of	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
1957		the Portfolio since 2008	managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Vice President, Secretary and	Vice President since 2011,	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
1960	Chief Legal Officer	Secretary since 2007 and Chief	managed by Eaton Vance or BMR.
Legal Officer since 2008

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^		Term of Office and
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
^1953			managed by Eaton Vance or BMR.

^

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage the Fund and an administrator to administer the Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of ^ten Trustees, including ^nine Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.  The Portfolio has the same leadership structure as the Trust.

The Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the^ Fund and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.

The Board, with the assistance of management and with input from the Board^’s various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the ^Fund and ^its principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the ^Fund regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function. The Portfolio has the same risk oversight approach as the Fund and the Trust.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and

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commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee:

Scott E. Eston. Mr. Eston has served as a Trustee in the Eaton Vance Group of Funds since 2011. He currently serves on the investment and advisory board of the BAC Seed Fund, a real estate investment firm, and is also a member of Michigan State University’s Financial Management Institute Advisory Board. From 1997 through 2009, Mr. Eston served in several capacities at Grantham, Mayo, Van Otterloo and Co. (“GMO”), including as Chairman of the Executive Committee and Chief Operating and Chief Financial Officer, and also as the President and Principal Executive officer of GMO Trust, an affiliated open-end registered investment company. From 1978 through 1997, Mr. Eston was a partner at Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers).

Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007). He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School. Mr. Faust has been a Chartered Financial Analyst since 1988.

Allen R. Freedman^. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of ^Stonemor Partners L.P. where he also serves as the Chair of the Audit Committee and ^a member of the Trust and Compliance Committee. Mr. Freedman was previously a Director of Assurant, Inc. from 1979-2011, a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also ^served as a Director of the Fortis Mutual Funds and First Fortis Life Insurance Company. He remains a Director of Union Security Life Insurance Company of New York, successor to First Fortis. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

William H. ^Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. ^Mr. Park was formerly the Chief Financial Officer of Aveon Group, L.P. ^from 2010-2011. Mr. Park also served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

Ronald ^A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990. Mr. Pearlman was engaged in the private practice of law from 1969-2000, with the exception of the periods of government service. He represented large domestic and multinational businesses in connection with the tax aspects of complex transactions and high net worth individuals in connection with tax and business planning.

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Helen Frame Peters^. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and ^was formerly Dean of ^Carroll School of Management from 2000-2002. Ms. Peters was ^previously a Director of ^BJ’s Wholesale Club, Inc. from 200^4-20^11. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.^

Harriett Tee Taggart. Ms. Taggart has served as a Trustee in the Eaton Vance Group of Funds since 2011. She currently manages a professional practice, Taggart Associates. Since 2007, Ms. Taggart has been a Director of Albermarle Corporation, a specialty chemical company. Since 2009 she has served as a Director of the Hanover Insurance Group, Inc. Ms. Taggart is also a trustee or member of several major non-profit boards, advisory committees and endowment investment companies. From 1983 through 2006, Ms. Taggart served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President and chemical industry sector portfolio manager. Ms. Taggart also served as a Director of the Lubrizol Corporation, a specialty chemicals manufacturer from 2007-2011.^

Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Street Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006. Mr. Verni has been a Chartered Financial Analyst since 1977.^

The Board of Trustees of the Trust and the Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair), Peters and Taggart, and Messrs. Eston, Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended August 31, 2011, the Governance Committee convened eight times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair), Eston and Verni, and Mmes. Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee the Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund and Portfolio’s compliance with legal and regulatory requirements that relate to the Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. During the fiscal year ended August 31, ^2011, the Audit Committee convened ^fourteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Mmes. Peters and Taggart are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services;

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(ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended August 31, ^2011, the Contract Review Committee convened ^nine times.

Messrs. Esty (Chair) and Freedman, and Mmes. Peters and Taggart are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and the Portfolio and ^its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s and Portfolio’s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund and the Portfolio; and (iii) assist the Board of Trustees in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended August 31, ^2011, the Portfolio Management Committee convened ^eight times.

Messrs. Pearlman (Chair) and ^Eston, and Ms. Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund and the Portfolio; (ii) serve as a liaison between the Board of Trustees and the Fund’s and Portfolio’s CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended August 31, ^2011, the Compliance Reports and Regulatory Matters Committee convened ^eleven times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31,^ 2010. Interests in the Portfolio cannot be purchased by a Trustee.

^

Aggregate Dollar Range of Equity
Securities Owned in All Registered
		Dollar Range of Equity Securities	Funds Overseen by Trustee in the
	Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex

Interested Trustee
	Thomas E. Faust Jr.	over $100,000	over $100,000

Noninterested Trustees
	Scott E. Eston**	None	None
	Benjamin C. Esty	None	over $100,000
	Allen R. Freedman	None	over $100,000
	William H. Park	^over $100,000*	over $100,000
	Ronald A. Pearlman	None	over $100,000
	Helen Frame Peters	None	over $100,000
	Lynn A. Stout	^$10,001 - $50,000*	over $100,000*
	Harriett Lee Taggart**	None	None
	Ralph F. Verni	None	over $100,000

*	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation
Plan.
**	Mr. Eston and Ms. Taggart became Trustees effective September 1, 2011.

As of December 31, ^2010, no Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no noninterested Trustee (or their immediate family members) had:

^

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

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(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income of a participating Fund or Portfolio, and do not require that a participating Trustee be retained. There is no retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio.) During the fiscal year ended August 31, ^2011, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, ^2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters	Stout	Verni
Trust(2)	^$ 1,798	^$ 1,675	^$ 1,798	^$ 1,798	^$ 1,657	^$ 1,798	^$ 2,495
Portfolio	^908	^854	^908	^908	^836	^908(3)	^1,263(4)
Trust and Fund Complex(1)	$230,000	$210,000	$230,000	$230,000	$210,000	$230,000(5)	$325,000(6)

(1)	^As of January 1, 2012, the Eaton Vance fund complex consists of 180 registered investment companies or series thereof. Mr. Eston and Ms. Taggart became Trustees effective September 1, 2011 and thus did not receive fees for the period. Heidi L. Steiger resigned as a Trustee effective November 29, 2010. For the fiscal year ended August 31, 201^1, Ms. Steiger received Trustees fees of ^$122 from the Trust and ^$131 from the Portfolio. For the calendar year ended December 31, 2010^, she received $210,000 from the Trust and Fund Complex.
(2)	The Trust consists of ^9 Funds as of August 31, 201^1.
(3)	Includes deferred compensation of ^$172.
(4)	Includes deferred compensation of ^$656.
(5)	Includes $45,000 of deferred compensation.
(6)	Includes $162,500 of deferred compensation.

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on May 25, 1989 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold

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office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by ^the approval of ^a majority of the Trustees then in office, to be followed by a written notice to ^shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

The Portfolio was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 14, 2009 and intends to be treated as a partnership for federal tax purposes. Prior to that date, the Portfolio was organized as a New York trust on May 1, 1992. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting. The Portfolio’s By-laws provide that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Portfolio. However, no indemnification will be provided to any Trustee or officer for any liability to the Portfolio or interestholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Portfolio) could be deemed to have personal liability for the obligations of the Portfolio. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholders. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of

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being or having been an interestholder for all loss or expense arising from such liability. The assets of the Portfolio are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Portfolio’s business and the nature of its assets, management believes that the possibility of the Portfolio’s liability exceeding its assets, and therefore the interestholder’s risk of personal liability, is remote.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolio have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund ^proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix D and Appendix E, respectively.^ Pursuan^t to cer^tai^n provision^s o^f the 1940 Act and certain exemptive orders relating to funds investing in other funds, a Fund or Portfolio may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund. Information on how the Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

^

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory ^Services. The ^investment ^adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio’s assets will be held uninvested. The Investment Advisory Agreement ^requires the investment adviser to pay ^salaries and fees of all officers and Trustees ^who are members of the investment adviser^’s organization and all personnel of the investment adviser performing services relating to research and investment ^activites.^

For a description of the compensation that the Portfolio pays the investment adviser, see the Prospectus. The following table sets forth the net assets of the Portfolio and the advisory fees during the three fiscal years ended August 31, 2011.

	Advisory fee Paid for Fiscal Years Ended

Net Assets at ^August 31, 2011	^August 31, 2011	^August 31, 2010*	^August 31, 2009*
^	^	^	^
$159,586,725	$1,146,362	$1,069,835	$999,248

*	For the fiscal years ended August 31, 2010^ and 200^9, the advisory fee paid by the Portfolio to BMR was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. For the fiscal years ended August 31, 2010^ and 200^9, the investment advisory fees for the Portfolio totaled ^$1,069,835 and ^$999,248, respectively, of which ^$9,767 and ^$34,188, respectively, was allocated from Cash Management Portfolio and ^$1,060,068 and ^$965,060, respectively, was paid or accured directly by the Portfolio.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually^ (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees ^or either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss

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incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence ^or^ reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance^. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, David C. McCabe, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, ^Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of the Portfolio are listed below. Each portfolio manager manages another investment company and/or investment accounts in addition to the Portfolio. The following tables show, as of the Portfolio’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee

Kwang Kim
Registered Investment Companies	^2	$170.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

Gerald I. Moore
Registered Investment Companies	^2	$170.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

G. R. Nelson
Registered Investment Companies	^2	$170.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

^

The following table shows the dollar range of shares of the Fund beneficially owned by its portfolio manager as of the Fund’s most recent fiscal year ended ^August 31, 2011 and in the Eaton Vance Family of Funds as of ^December 31, 2010. Interests in the Portfolio cannot be purchased by a portfolio manager.

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Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds
Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

Kwang Kim	$10,001 - $50,000	$100,001 - $500,000
Gerald I. Moore	$50,001 - $100,000	$50,001 - $100,000
G. R. Nelson	None	$100,001 - $500,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregatation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

^Compensation Structure for BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers

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are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the Prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under ^the Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds. The Fund ^pays a pro rata share of such fee. For the fiscal year ended August 31, ^2011, the transfer agent accrued for or paid to Eaton Vance ^$17,649 for sub-transfer agency services performed on behalf of the Fund.

Expenses. The Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses.

^

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director ofEVD. EVD also serves as placement agent for the Portfolio.

Custodian. State Street Bank and Trust Company (“State Street^“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and the Portfolio. State Street has custody of all cash and securities representing the Fund’s interest in the Portfolio, has custody of the Portfolio’s assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund and Portfolio, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. BNY Mellon ^Inves^tment Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

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CALCULATION OF NET ASSET VALUE

The net asset value of the ^Fund is ^determined by State Street (as agent and ^custodian) by subtracting the liabilities of the ^Fund from the value of its total assets. The Fund ^is closed for business and will not ^issue a net asset value on the following business holidays and any other business day that the New York Stock Exchange (the “Exchange”) is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each ^Portfolio investor may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.^

The Board of Trustees has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.^

•	Equity securities (including common stock, exchange traded funds, closed end funds, preferred equity securities, exchange traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.
•	Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities. The pricing service may use a pricing matrix to determine valuation.
•	Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value.
•	Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.
•	Senior and Junior Loans are valued on the basis of prices furnished by a pricing service. The pricing service uses transactions and market quotations from brokers in determining values.
•	Most seasoned fixed-rate 30 year MBS are valued by Eaton Vance using a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.
•	Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.
•	Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).
•	Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).
•	Precious metals are valued are valued at the New York Composite mean quotation.
•	Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.
•	Valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Such methods may include consideration of relevant factors, including

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but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold. (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser. The portfolio managers of one Eaton Vance fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Eaton Vance fund. As such, at times the fair value of a Loan determined by certain Eaton Vance portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by^ (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable ^securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued

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withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.^

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of the Fund’s custodian and transfer agent^ and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

CDSC Waiver. The CDSC applicable to Class B and Class C shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B and Class C shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent. Investments in ^a Fund by Re^Flow in connection with the Reflow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of

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Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to^ (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix ^A.

The Trust also has in effect a compensation-type Distribution ^Plan (the “Class B and Class ^C Plans”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing^ (i) sales commissions equal to 5% ^for Class ^B shares and 6.25% ^for Class ^C shares of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the

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principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.^

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B and Appendix C.^

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total expenses incurred in distributing Fund shares. Because payments to the principal underwriter under a Plan are limited, uncovered distribution charges, if applicable, (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, if applicable, see Appendix A, Appendix B and Appendix C.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on June 23, 1997. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes^ (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that^ (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

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In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. The Fund’s performance may differ from that of other investors in the Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of the Fund may also be disclosed as follows:

•	Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of ^a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
•	Historical portfolio holdings information:^ From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise

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to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES^

The following is a summary of some of the tax consequences affecting the Fund and its shareholders. The summary does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.^

Taxation of the Fund. The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent fiscal year end.^

The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC (and, where applicable, the Portfolio is treated as partnerships for Massachusetts and federal tax purposes), the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.^

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) for taxable years beginning before January 1, 2013^, to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.^

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.^

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.^

Taxation of the Portfolio. If the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income

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tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share. Under current law, provided that the Portfolio is treated as partnerships for Massachusetts and federal tax purposes, the Portfolio should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.^

Taxation of the Subsidiary. To the extent described in the Prospectus, the Portfolio may invest in the Subsidiary. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. As described in the prospectus, the Fund has either applied for or received from the IRS a private ruling relating to the treatment of the income allocated to the Fund from the Subsidiary for purposes of the Fund’s status as a “RIC” under the Code. Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.^

The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s "subpart F income," whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be "subpart F income." The Fund’s recognition of the Subsidiary’s "subpart F income" will increase the Fund’s tax basis in the Subsidiary. Allocations by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Fund’s tax basis in the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.^

Tax Consequences of Certain Investments. The following summary of the tax consequences of certain types of investments applies to the Fund and the Portfolio, as appropriate. References in the following summary to “the Fund” are to any Fund or Portfolio that can engage in the particular practice as described in the prospectus or SAI.^

Securities Acquired at Market Discount or with Original Issue Discount. Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders. The Fund may elect to accrue market discount income on a daily basis.^

Lower Rated or Defaulted Securities. Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.^

Municipal Obligations. Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the Table of Contents).

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Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more tax credit bonds (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder‘s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder‘s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Derivatives. The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract” any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Short Sales. In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.

Constructive Sales. The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment

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include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Foreign Investments and Currencies. The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in “passive foreign investment companies” (“PFICs”) could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.^

U.S. Government Securities. Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.^

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Real Estate Investment Trusts (“REITs”). Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund‘s receipt of cash in excess of the REIT‘s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Inflation-Indexed Bonds. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above). Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).

Taxation of Fund Shareholders. Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund. Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period. If the Fund makes a distribution to a shareholder in excess of the Fund‘s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder‘s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder‘s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses. The Fund will inform shareholders of the tax character of all distributions annually as required by applicable rules and regulations. The maximum rates for ordinary income and short-term capital gain are currently 35% and are scheduled to increase to 39.6%; for long-term gains the maximum rate is currently 15% and is scheduled to increase to 20% for taxable years beginning on or after January 1, 2013.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.

Tax-Exempt Income. Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income

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tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Fund shareholders are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Qualified Dividend Income. For the taxable years beginning on or before December 31, 2012, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 15%). In order for some portion of the dividends received by ^Fund shareholders to be qualified dividend income, the ^Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income ^(1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, ^in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the ^U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the ^U.S.) or (b) treated as a passive foreign investment company. In general, distributions of investment income ^reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to ^the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly ^reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.^

Dividends Received Deduction for Corporations. A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase the alternative minimum tax for certain corporations.^

Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders. Under current law, tax-exempt investors generally will not recognize unrelated business taxable income ("UBTI") from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations" as defined by the Code are Fund shareholders.

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Redemption or Exchange of Fund Shares. Generally, upon sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.^

Applicability of Medicare Contribution Tax. The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.^

Back-Up Withholding for U.S. Shareholders. Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxation of Foreign Shareholders. In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. A foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.

For taxable years beginning before January 1, 2012, ^properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may ^report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder ^will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund ^reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

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For taxable years beginning before January 1, 2012, distributions that the Fund ^reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.^

In addition, the same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 2012.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.^

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.

Compliance with the HIRE Act. Beginning with payments made after December 31, 2013, the Code will impose a U.S. withholding tax of 30% on payments (including, beginning with payments made after December 31, 2014, gross proceeds) that are attributable to certain U.S. investments and made to certain non-U.S. financial institutions, including non-U.S. investment funds, and other non-U.S. persons that fail to comply with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors and/or accountholders. These payments could include U.S.-source dividends and the gross proceeds from the sale or other disposition of stock that can produce U.S.-source dividends. Non-U.S. shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.^

Requirements of Form 8886. Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.^

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.^

Changes in Taxation. The taxation of the Fund, the Portfolio, the Subsidiary and shareholders may be adversely affected by future legislation, Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by BMR, the Portfolio^’s investment adviser. The Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it.  The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment

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are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Research Services (^as defined below), provided it does not compromise the investment ^adviser’s obligation to seek best overall execution for the Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission ^that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the 1934 Act. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool

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of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the 1934 Act.

The investment companies sponsored by the investment adviser or its affiliates ^also may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example:^ (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during three fiscal years end^ed August 31, ^2011, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

		Amount of Transactions	Commissions Paid on
Fiscal Year	Brokerage	Directed to Firms	Transactions Directed to
End	Commission Paid	Providing Research	Firms Providing Research

August 31, 2011^	$ 360,409*^	$523,049,184^	$334,293
^August 31, 2010^	$ 670,591*
^August 31, 2009^	$1,276,209

*	The decrease in brokerage commissions paid by the Portfolio during the fiscal ^years ended August 31, 2011 and August 31, 2010^ is due to ^the decrease in portfolio turnover and decrease in net assets, respectively.

As of August 31, ^2011, the Portfolio held no securities of the Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund ^appear in ^its annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the reports of the independent registered public accounting firm for the Fund and Portfolio for the fiscal year ended August 31, 2011, as previously filed electronically with the SEC (Accession No. 0000950123-11-092029).

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage

To the extent required by SEC guidelines, if a transaction exposes the Fund to an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of either the custodian or the investment adviser with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations. The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, options, forward commitments, futures contracts, when-issued securities, swap agreements, residual interest bonds and participation in revolving credit facilities.

Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Auction Rate Securities

Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. Provided that the auction mechanism is successful, auction rate securities usually normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other US registered investment companies, which limitations are prescribed by the 1940 Act.

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Average Effective Maturity

Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons. In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

Borrowing for Investment Purposes

Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases and settle transactions). The Fund typically makes any such borrowings pursuant to an umbrella credit facility to which most of the Eaton Vance mutual funds have access. The Fund’s ability to borrow under the credit facility is subject to its terms and conditions, which in some cases may limit the Fund’s ability to borrow under the facility. The credit facility is subject to an annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Borrowings involve additional expense to the Fund.

Build America Bonds

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Call and Put Features on Obligations

Issuers of obligations may reserve the right to call (redeem) the obligation. If an issuer redeems an obligation with a call right during a time of declining interest rates, the holder of the obligation may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some obligations may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances an obligation’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the obligation would be subject to the longer maturity of the obligation, which could experience substantially more volatility. Obligations with a “put” or “demand” feature are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because they can be retained if interest rates decline.

Cash Equivalents

Cash equivalents include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

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The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Cash equivalents are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. These securities may be subject to federal income, state income and/or other taxes. Instead of investing in cash equivalents directly, the Fund may invest in an affiliated money market fund (such as Eaton Vance Cash Reserves Fund, LLC which is managed by Eaton Vance) or unaffiliated money market fund.

Collateralized Mortgage Obligations (“CMOs”)

CMOs are backed by a pool of mortgages or mortgage loans. The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities. Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages. CMOs also issue sequential and parallel pay classes, including planned amortization class and target amortization classes and fixed and floating rate CMO tranches. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. Sequential pay CMS generally pay principal to only one class at a time while paying interest to several classes. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or "cap," and sometimes to a lower limit, or "floor." CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal. The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commodity-Related Investments

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.

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Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. The commodities which underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Convertible Securities

A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities.

Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.

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Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances.

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles. Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions. The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Credit Linked Securities

See also “Derivative Instruments and Related Risks” herein. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

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Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument (such as securities, commodities, indices, or market indicators) Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”). Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, tax, correlation and leverage risks. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

Over-the-counter (“OTC”) derivative instruments involve an additional risk in that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status

With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading

In a dividend capture trade, the Fund sells a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold. The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration. The duration of a Fund that invests in multiple Portfolios is the sum of its allocable share of the duration of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio.

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Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets. Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries. There can be no assurance that repatriation of income, gain or initial capital from these countries will occur. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets. As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

Equity Investments

Equity investments include common and preferred stocks (see “Preferred Securities”); equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred securities and other convertible debt instruments; and warrants.

Equity Linked Securities

See also “Derivative Instruments and Related Risks” herein. Equity linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock. These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

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SAI dated January 1, 2012

Events Regarding FNMA and FHLMC

The value of FNMA and FHLMC securities fell sharply in 2008 due to concerns that these agencies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury Department announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In connection with the conservatorship, the U.S. Treasury Department entered into Senior Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that the liabilities of FNMA and FHLMC have exceeded their assets under generally accepted accounting principles, the U.S. Treasury Department will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the MBS issued by FNMA and FHLMC. On February 18, 2009, the U.S. Treasury Department announced that it was doubling the size of its commitment to each of FNMA and FHLMC under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury Department’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per entity. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA and FHLMC’s ability to meet its obligations. FHFA has indicated that the conservatorship of each entity will end when the director of FHFA determines that FHFA’s plan to restore the entity to a safe and solvent condition has been completed. No assurance can be given that the U.S. Treasury Department initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Exchange-Traded Funds (“ETFs”)

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

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SAI dated January 1, 2012

Fixed-Income Securities

Fixed-income securities are used by issuers to borrow money. Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity. The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation. Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired. The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents)While typically paying a fixed rate of income, preferred securities may be considered to be equity securities for purposed of the Fund’s investment restrictions.

Foreign Currency Transactions

As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein). Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations. In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or country, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States. Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.

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SAI dated January 1, 2012

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the risk of loss. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories. The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk. Depositary receipts may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights and they may be less liquid.

Unless other provided in the Fund’s prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Contracts

See also “Derivative Instruments and Related Risks” herein. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or on-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency contracts may be classified as non-deliverable forwards ("NDFs"). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded. NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements

See also “Derivative Instruments and Related Risks” herein. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.

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Fund Investing in a Portfolio

The Board of Trustees of the Trust may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Futures Contracts

See also “Derivative Instruments and Related Risks” herein. Future contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset. Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin). Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board. Under current regulation, the Fund has claimed an exemption from registration as a commodity pool operator (“CPO”) with the CFTC and therefore is not subject to CFTC CPO regulation.

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Health Sciences Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in health sciences companies.

High Yield Securities

High yield securities (commonly referred to as “junk bonds”) are considered to be of below investment grade quality and generally provide greater income and/or increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk. High yield securities may be subject to higher risk and include certain corporate debt obligations, higher yielding preferred securities and mortgage-related securities, and securities convertible into the foregoing. They are regarded as predominantly speculative with respect to the entity’s continuing ability to meet principal and interest payments. Also, their yields and market values may fluctuate more than higher rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated securities to be less creditworthy. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Securities

Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.

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At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Indexed Securities

See also “Derivative Instruments and Related Risks” herein. Index securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes. Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

Inflation-Indexed (or Inflation-Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon. The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investments in the Subsidiary

The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by a sole director affiliated with Eaton Vance. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans

Secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”) are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

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Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

Junior Loans, which may be purchased either in the form of an assignment or a loan participation are subject to the same general risks inherent to any loan investment. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Liquidity or Protective Put Agreements

See also “Derivative Instruments and Related Risks” herein. The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price. Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $640 million through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.60% on its outstanding borrowings for the administration of the program and an annual fee of 0.45% on the total commitment amount, as well as interest on advances under the program.

Master Limited Partnerships ("MLPs")

MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Mortgage-Backed Securities (“MBS”)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently three types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

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GNMA Certificates and FNMA Mortgage- Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates. See also “Events Regarding FNMA and FHLMC” herein.

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS is purchased at a premium above its par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls

In a mortgage dollar roll, a Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Municipal Lease Obligations (“MLOs”)

MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.

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MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities. The investment adviser will consider a MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical organization or is insured by an insurer rated investment grade. If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid. In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its right, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities.

Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

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Municipal obligations may be subject to credit enhancements such as letters of credit, Standby Bond Purchase Agreements (“SBPAs”) and municipal bond insurance. Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. The credit quality of companies that provide such credit enhancements will affect the value of those securities. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of underlying borrowers.

Municipal obligations may be insured as to their scheduled payment of principal and interest. Although the insurance feature may reduce some financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the current yield on the insured obligation. Insured obligations also may be secured by bank credit agreements or escrow accounts. Changes in the ratings of an insurer may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation. The insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund’s shares. The credit rating of an insured obligation reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured obligation. Although defaults on insured municipal obligations have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. Because a significant portion of insured municipal obligations that have been issued and are outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the municipal obligations insured by that insurance company and on the municipal bond markets as a whole. If relevant to the Fund(s) in this SAI, the claims-paying ability ratings are described in an appendix to the SAI (see the table of contents).

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax ("AMT"): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category.  Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

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SAI dated January 1, 2012

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues.  Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer’s obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”). Appropriation-backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state. Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

The airline industry has historically exhibited volatility, with market disruptions, mergers and occasional bankruptcy filings. The industry has been prone to issues including, but not limited to, intense competition, labor and union conflicts and variable jet fuel and security costs. Court rulings have given some guidance to the viability of collateral structures. However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain municipal bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status. In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Eaton Vance Multi-Cap Growth Fund

51

SAI dated January 1, 2012

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

Eaton Vance Multi-Cap Growth Fund

52

SAI dated January 1, 2012

Option Contracts

See also “Derivative Instruments and Related Risks” herein. An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered” meaning that party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument). Options may be listed on an exchange or traded in the OTC market. In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options. Options on futures contracts are discussed herein under “Futures Contracts.”

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date. There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. The Fund may also buy and write call options on the same reference instrument to cover its obligations. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option. Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Eaton Vance Multi-Cap Growth Fund

53

SAI dated January 1, 2012

Participation in the ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders. To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

Pooled Investment Vehicles

Pooled investment vehicles include other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange. The demand for the closed-end fund securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from their net asset values. The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities excluding securities whose maturities at acquisition were one year or less. The Fund’s portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund’s portfolio holdings. The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the prospectus.

Preferred Securities

Preferred securities represent an equity ownership interest in the issuing corporation that has a higher claim on the assets and earnings than common stock. Preferred securities generally have a dividend that must be paid out before dividends to common stockholders and the shares usually do not have voting rights. Preferred securities involve credit risk, which is the risk that a preferred security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. While a part of an issuer’s equity structure, preferred securities may be considered to be fixed-income securities for purposes of the Fund’s investment restrictions.

Real Estate Investment Trusts (“REITs”)

Securities of companies in the real estate industry, such as REITs, are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund will bear REIT expenses in addition to its own expenses.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Eaton Vance Multi-Cap Growth Fund

54

SAI dated January 1, 2012

Residual Interest Bonds

Residual interest bonds are a form of derivative and are subject to the risks described under “Derivative Investments” herein. Residual interest bonds represent beneficial interests in a special purpose trust formed by a third-party sponsor for the purpose of holding municipal obligations purchased from the Fund or from another third party. The special purpose trust typically sells two classes of beneficial interests: short-term floating rate interests (sometimes known as “put bonds” or “puttable securities”), which are sold to third-party investors, and residual interests bonds. The short-term floating rate interests have first priority on the cash flow from the municipal obligations. The holder of the residual interest bond is paid the residual cash flow from the special purpose trust. If the Fund is the initial seller of the municipal obligation to the special purpose trust, it receives the proceeds from the sale of the floating rate interests in the special purpose trust, less certain transaction costs. These proceeds generally would be used to purchase additional municipal obligations or other permitted investments. If the Fund purchases all or a portion of the short-term floating rate securities sold by the special purpose trust, it may surrender those short-term floating rate securities together with a proportionate amount of residual interest bonds to the trustee of the special purpose trust in exchange for a proportionate amount of the municipal obligations owned by the special purpose trust. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate fixed rate obligations with comparable credit quality, coupon, call provisions and maturity. All voting rights and decisions to be made with respect to any other rights relating to the municipal obligations held in the special purpose trust are passed through to the Fund, as the holder of the residual interest bonds.

Residual interest bonds pay interest or income that, in the opinion of counsel to the issuer, is exempt from regular federal income tax. The investment adviser will not conduct its own analysis of the tax status of the interest or income paid by residual interest bonds held by the Fund, but will rely on the opinion of counsel to the issuer.

Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to holder of the residual interest bonds when short-term interest rates rise, and increase the interest paid when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed-rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed-rate bonds when long-term interest rates decline or remain relatively stable. These securities usually permit the holder to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. In a transaction in which the Fund purchases a residual interest bond from a trust, and the underlying municipal obligation was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to residual interest bonds acquired by the Fund when the Fund did not previously own the underlying municipal obligation.

Residual interest bonds have the effect of providing a degree of leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings. Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond. Such agreements commit the Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the municipal obligation held by the special purpose trust and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss.

Eaton Vance Multi-Cap Growth Fund

55

SAI dated January 1, 2012

A residual interest bond generally is considered highly leveraged if the principal amount of the short-term floating rate interests issued by the related residual interest bond trust exceeds 50% of the principal amount of the municipal obligations owned by the residual interest bond trust. The sponsor of a highly leveraged residual interest bond trust generally will retain a liquidity provider that stands ready to purchase the short-term floating rate interests at their original purchase price upon the occurrence of certain events, such as on a certain date prior to the scheduled expiration date of the transaction, upon a certain percentage of the floating rate interests failing to be remarketed in a timely fashion, upon the bonds owned by the residual interest bond trust being downgraded (but not below investment grade or upon the occurrence of a bankruptcy event with respect to the issuer of the municipal obligations) or upon the occurrence of certain regulatory or tax events. However, the liquidity provider is not required to purchase the floating rate interests upon the occurrence of certain other events, including upon the downgrading of the municipal obligations owned by the residual interest bond trust below investment grade or certain events that indicate the issuer of the municipal obligations may be entering bankruptcy. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the municipal obligations owned by the residual interest bond trust and to leave with the liquidity provider the interest rate risk and certain other risks associated with the municipal obligations. If the liquidity provider acquires the floating rate interests upon the occurrence of an event described above, the liquidity provider generally will be entitled to an in-kind distribution of the municipal obligations owned by the special purpose trust or to cause the trust to sell the bonds and distribute the proceeds to the liquidity provider. The liquidity provider generally will enter into an agreement with the Fund that will require the Fund to make a payment to the liquidity provider in an amount equal to any loss suffered by the liquidity provider in connection with the foregoing transactions. The net economic effect of this agreement is that the Fund is required to repurchase the municipal obligations it sells to the sponsor only upon the occurrence of certain events (such as a failed remarketing of the floating rate interests—most likely due to an adverse change in interest rates) but not others (such as a default of the municipal obligations).

The Fund may also invest in short-term floating rate interest residual bonds. The remarketing agent for the special purpose trust sets a floating or variable rate on typically a weekly basis. These securities grant the Fund the right to require the issuer or a specified third party acting as agent for the issuer (e.g., a tender agent) to purchase the bonds, usually at par, at a certain time or times prior to maturity or upon the occurrence of specified events or conditions. The put option or tender option right is typically available to the investor on a periodic (e.g., daily, weekly or monthly) basis. Typically, the put option is exercisable on dates on which the floating or variable rate changes.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Royalty Bonds	To the extent described in the Prospectus, the Fund may invest in royalty bonds.

Securities Lending

The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser. These loans earn income and are collateralized by cash, securities or letters of credit. The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter the loan. When the loan is closed, the lender is obligated to return the collateral to the borrower. The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrow defaults on the loan. The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser may instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures if deemed appropriate to do so.

Eaton Vance Multi-Cap Growth Fund

56

SAI dated January 1, 2012

Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Although not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. There can be no assurance that Cash Collateral Fund will be able to maintain a stable net asset value and the Fund could experience a loss of its invested collateral. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations, including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Securities with Equity and Debt Characteristics

Securities may have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer. The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If these securities are ranked at the bottom of an issuer’s debt capital structure, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

Senior Loans

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Senior Loans are floating rate senior loans of borrowers with interest rates that float, adjust or vary periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans are often secured by specific assets or “collateral”, although they may not be secured by collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate”. The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan.

The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement of the assigning Loan Investor and becomes a Loan Investor under the loan agreement with the same rights and obligations as the assigning Loan Investor. Participations in a Loan Investor’s portion of a Senior Loan typically result in a contractual relationship only with such Loan Investor, not with the borrower. As a result, the purchaser may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the participation and only upon receipt by such Loan Investor of such payments from the borrower. The purchaser generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any set-off rights against the borrower with respect to any funds acquired by other Loan Investors and the purchaser may not directly benefit from the collateral supporting the Senior Loan. As a result, the purchaser assumes the credit risk of both the borrower and the Loan Investor selling the participation. In the event of the insolvency of the Loan Investor selling the participation, the Fund may be treated as a general creditor of such Loan Investor.

Eaton Vance Multi-Cap Growth Fund

57

SAI dated January 1, 2012

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing any Senior Loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to Senior Loans in (or anticipated to be in) default and assets securing such Loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the Loan or may acquire an equity interest in the borrower. Representatives of the Fund also may join creditor or similar committees relating to Loans.

The Fund will only acquire participations if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an "Interposed Person"), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized rating agency) or determined by the investment adviser to be of comparable quality. Similarly, the Fund will only purchase an assignment or participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Notwithstanding the forgoing, the Fund may enter into a transaction to acquire an assignment or participation with an Interposed Person where such Interposed Person does not have outstanding debt or deposit obligations rated investment grade if the Fund does so in compliance with applicable written procedures governing such transactions.

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value causing the Loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Loan Administration. In a typical Senior Loan the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower. It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons similar risks may arise.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Additional Information. Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of certain Senior Loans. A secondary market exists for Senior Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

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From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Fund or may be intermediate participants with respect to Senior Loans in which the Fund owns interests. Such banks may also act as Agents for Senior Loans held by the Fund.

The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative. The Fund may from time to time participate on ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation. In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in the loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

Short Sales

Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered. In a short sale “against the box”, at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant. The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund. Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.

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SAI dated January 1, 2012

Short-Term Trading

Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Smaller Companies

The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange.

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are derivative multiclass mortgage securities. SMBS commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest from the mortgages, while the other class will receive most of the principal. In the most extreme case, the interest only class receives all of the interest while the principal only class receives the entire principal. The yield to maturity on an interest only class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the initial investment in these securities may not be recouped.  Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Structured Notes

See also “Derivative Instruments and Related Risks” herein. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements

See also “Derivative Instruments and Related Risks” herein. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Whether the use of swap agreements will be successful will depend on the investment adviser’s ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap). Developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default. Swap agreements include (but are not limited to):

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Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

Credit Default Swaps. Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

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SAI dated January 1, 2012

Swaptions

See also “Derivative Instruments and Related Risks” herein. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities - price appreciation, distributions of qualified dividend income, distributions of other investment income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates currently as high as 35%. Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 15%. These rates are scheduled to increase to 39.6% and 20%, respectively, for taxable years beginning on or after January 1, 2013. The provisions of the Code applicable to qualified dividend income are effective through 2012 (the “sunset provisions"). Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the sunset provisions described above that would have the effect of repealing the favorable treatment of qualified dividend income and reimposing the higher tax rates applicable to ordinary income in 2013 unless further legislative action is taken. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under State law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

U.S. Government Securities

U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities The principal of and/or interest on certain U.S. Government securities could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar. For additional information about Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, see “Events Regarding FNMA and FHLMC” herein.

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SAI dated January 1, 2012

Unlisted Securities

Unlisted securities are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Variable Rate Obligations

Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Warrants

See also “Derivative Instruments and Related Risks” herein. Warrants are an option, but not the obligation, to purchase an instrument at a fixed price valid for a specific period of time. Warrants typically are issued by the issuer of the underlying reference instrument. Warrants do not represent ownership of the instrument, but only the right to buy it. The prices of warrants do not necessarily move parallel to the prices of the underlying reference instruments. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. These factors can make warrants more speculative than other types of investments. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

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SAI dated January 1, 2012

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees^. For the fiscal year ended August 31, ^2011, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by the Fund, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

			CDSC Paid to	Total Distribution	Distribution and Service Fees
Total Sales	Sales Charges to	Sales Charges to	Principal	and Service	Paid to
Charges Paid	Financial Intermediaries	Principal Underwriter	Underwriter	Fees Paid	Financial Intermediaries
^	^	^	^	^	^
$49,636	$42,742	$6,894	$100	$342,038	$250,925

For the fiscal years ended August 31, ^2010 and August 31, ^2009, total sales charges of ^$88,192 and ^$158,832, respectively, were paid on sales of Class A, of which the principal underwriter received ^$13,486 and ^$22,250, respectively. The balance of such amounts was paid to financial intermediaries.

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^

	Length of Period Ended August 31, ^2011
Average Annual Total Return:	One Year	Five Years	Ten Years
		^	^
Before Taxes and Excluding Maximum Sales Charge	^18.93%	2.77%	3.89%
	^	^	^
Before Taxes and Including Maximum Sales Charge	12.04%	1.56%	3.28%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	18.93%	1.92%	3.46%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	12.04%	0.72%	2.85%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	12.30%	2.19%	3.29%
	^	^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^7.82%	1.15%	2.75%

Control Persons and Principal Holders of Securities. At December 1, ^2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

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SAI dated January 1, 2012

^

	^	^
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	7.1%
		^
Charles Schwab & Co. Inc.	San Francisco, CA	5.7%
First Clearing LLC – Special Custody Acct. for the exclusive
benefit of Customer	Saint Louis, MO	5.5%
Pershing LLC	Jersey City, NJ	5.4%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Multi-Cap Growth Fund

65

SAI dated January 1, 2012

^APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended August 31, ^2011, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee				Service Fees
Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Financial Intermediaries	Principal Underwriter	Principal Underwriter	Charges	Fees	Financial Intermediaries
	^	^	^	^	^
^$19,180	$70,650	$29,000	$2,171,000 (25.8%)	$23,550	$21,539

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^

	Length of Period Ended ^August 31, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
		^	^
Before Taxes and Excluding Maximum Sales Charge	^18.02%	2.05%	3.14%
	^	^	^
Before Taxes and Including Maximum Sales Charge	13.02%	1.71%	3.14%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	18.02%	1.23%	2.73%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	13.02%	0.88%	2.73%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	11.71%	1.60%	2.64%
	^	^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^8.46%	1.31%	2.64%

Control Persons and Principal Holders of Securities. At December 1, ^2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance Multi-Cap Growth Fund

66

SAI dated January 1, 2012

^

		^
First Clearing LLC	Saint Louis, MO	22.0%
		^
Pershing LLC	Jersey City, NJ	11.8%
^		^
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	7.8%^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Multi-Cap Growth Fund

67

SAI dated January 1, 2012

^APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended August 31, ^2011, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee				Service Fees
Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution		Paid to
Financial	Principal	Principal	Charges (as a%of	Service	Financial
Intermediaries	Underwriter	Underwriter	Class Net Assets)	Fees	Intermediaries
^	^	^	^	^	^
$153,444	$167,402	$1,000	$7,257,000 (36.4%)	$55,801	$51,148

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^

	Length of Period Ended ^August 31, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
		^	^
Before Taxes and Excluding Maximum Sales Charge	^18.05%	2.03%	3.13%
	^	^	^
Before Taxes and Including Maximum Sales Charge	17.05%	2.03%	3.13%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	18.05%	1.21%	2.71%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	17.05%	1.21%	2.71%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	11.73%	1.59%	2.63%
	^	^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	11.08%	1.59%	2.63%

Control Persons and Principal Holders of Securities. At December 1, ^2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance Multi-Cap Growth Fund

68

SAI dated January 1, 2012

^

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	11.7%
^		^
First Clearing LLC	Saint Louis, MO	10.7%
^		^
Citigroup Global Markets, Inc.	Owings Mills, MD	8.4%
^		^
Pershing LLC	Jersey City, NJ	7.0%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Multi-Cap Growth Fund

69

SAI dated January 1, 2012

^APPENDIX D

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

^I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. ^Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. ^Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. ^Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each

Eaton Vance Multi-Cap Growth Fund

70

SAI dated January 1, 2012

Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

^V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

Eaton Vance Multi-Cap Growth Fund

71

SAI dated January 1, 2012

APPENDIX E

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

PROXY VOTING POLICIES AND PROCEDURES

^I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

^II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. ^Roles and Responsibilities

A. ^Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.^

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.^

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SAI dated January 1, 2012

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.^

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.^

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.^

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. ^Proxy Voting Guidelines (“Guidelines”)

A. ^General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.^

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.^

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.^

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).^

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.^

Eaton Vance Multi-Cap Growth Fund

73

SAI dated January 1, 2012

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.^

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.^

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances:^ (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.^

3.^ OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

^V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•	A copy of the Advisers’ proxy voting policies and procedures;
•	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
•	A record of each vote cast;
•	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
•	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

Eaton Vance Multi-Cap Growth Fund

74

SAI dated January 1, 2012

VI. ^Assessment of Agent and Identification and Resolution of Conflicts with Clients^

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.^

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:^

•	Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.
•	The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.
•	If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.
•	If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
• The client, in the case of an individual or corporate client;
• In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or
• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

Eaton Vance Multi-Cap Growth Fund

75

SAI dated January 1, 2012

^STATEMENT OF
ADDITIONAL INFORMATION
January 1, 2012

Eaton Vance Richard Bernstein ^Equity Strategy Fund

Class A Shares ^– ERBAX^     Class C Shares ^– ERBCX^     Class I Shares - ERBIX

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund. The Fund is a diversified, open-end management investment company. The Fund is a series of Eaton Vance Growth Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:
	Page		Page
		^
Strategies and Risks	2	^ Sales Charges	18
		^
Investment Restrictions^	4	^ Performance	20
		^
Management and Organization^	5	^ Taxes	21
		^
Investment Advisory and Administrative Services^	13	^ Portfolio Securities Transactions	29
		^
Other Service Providers^	15	^ Financial Statements	32
		^
Calculation of Net Asset Value^	16	^ Additional Information About Investment Strategies	32
Purchasing and Redeeming Shares	17

Appendix A: Class A Fees, Performance and Ownership^	63	Appendix D: Eaton Vance Funds Proxy Voting Policy and Procedures^	66
		Appendix E: Richard Bernstein Advisors LLC Proxy Voting Policies and
Appendix B: Class C Fees, Performance and Ownership^	64	Procedures^	68
Appendix C: Class I Performance and Ownership^	65

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated ^January 1, 2012, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© 201^2 Eaton Vance Management

^

Definitions

The following terms that may be used in this SAI have the meaning set forth below:
“1940 Act” means the Investment Company Act of 1940, as amended;
“1933 Act” means the Securities Act of 1933, as amended;
“CEA” means Commodity Exchange Act;
“CFTC” means the Commodities Futures Trading Commission;
“Code” means the Internal Revenue Code of 1986, as amended;
“Exchange” means the New York Stock Exchange;
“FINRA” means the Financial Industry Regulatory Authority;
“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;
“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the
Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;
“IRS” means the Internal Revenue Service;
“Portfolio” means a registered investment company sponsored by the Eaton Vance organization in which one or more Funds and other investors may invest substantially all or any portion of their assets;
“Subsidiary” means a wholly-owned subsidiary of the Fund or the Portfolio as described in the prospectus, if applicable;
“SEC” means the U.S. Securities and Exchange Commission; and
“Trust” means Eaton Vance Growth Trust, of which the Fund is a series.

STRATEGIES AND RISKS^

The Fund prospectus identifies the types of investments the Fund will invest in principally in seeking its investment objective and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment, the Fund generally expects to invest less than 5% of its total assets in such investment type. If a particular investment type that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment. Information about various investment types and practices and the associated risks is included in this SAI under “Additional Information about Investment Strategies”.^

^
	Investment Type	Permitted for or Relevant to the Fund^
	Asset-Backed Securities (“ABS”)^	√^
Auction Rate Securities^
Build America Bonds^
Call and Put Features on Obligations^
	Cash Equivalents	√
	Collateralized Mortgage Obligations (“CMOs”)	√
	Commercial Mortgage-Backed Securities (“CMBS”)	√
	Commodity-Related Investments	√
	Common Stocks	√
	Convertible Securities	√
Credit Linked Securities
	Derivative Instruments and Related Risks	√
Direct Investments
	Emerging Market Investments	√
	Equity Investments	√

Eaton Vance Richard Bernstein^ Equity Strategy Fund

2

SAI dated ^January 1, 2012

Equity Linked Securities	√
Exchange-Traded Funds (“ETFs”)	√
Exchange-Traded Notes (“ETNs”)	√
Fixed-Income Securities	√
Foreign Currency Transactions^	√^
Foreign Investments^	√^
Forward Foreign Currency Contracts^	√^
Forward Rate Agreements^
Futures Contracts^	√^
Health Sciences Companies^
High Yield Securities^	√^
Hybrid Instruments^	√^
Illiquid Securities^	√^
Indexed Securities^	√^
Inflation-Indexed (or Inflation-Linked) Bonds^	√^
Junior Loans^
Liquidity or Protective Put Agreements^
Master Limited Partnerships (“MLPs”)^	√^
Mortgage-Backed Securities (“MBS”)^	√^
Mortgage Dollar Rolls^
Municipal Lease Obligations (“MLOs”)^
Municipal Obligations^
Option Contracts^	√^
Pooled Investment Vehicles^	√^
Preferred Securities^	√^
Real Estate Investment Trusts (“REITs”)^	√^
Repurchase Agreements^	√^
Residual Interest Bonds^
Reverse Repurchase Agreements^
Royalty Bonds^
Securities with Equity and Debt Characteristics	√
Senior Loans
Short Sales	√
Smaller Companies	√
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes	√
Swap Agreements	√
Swaptions	√
Trust Certificates
U.S. Government Securities	√
Unlisted Securities	√
Variable Rate Obligations
Warrants	√
When-Issued Securities, Delayed Delivery and Forward Commitments	√
Zero Coupon Bonds	√

Eaton Vance Richard Bernstein^ Equity Strategy Fund

3

SAI dated ^January 1, 2012

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Fund
Asset Coverage	√
Average Effective Maturity	√
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	√
Diversified Status	√
Dividend Capture Trading
Duration	√
Events Regarding Certain FNMA and FHLMC	√
Fund Investing in a Portfolio
Investments in the Subsidiary
Loan Facility
Participation in the ReFlow Liquidity Program	√
Portfolio Turnover	√
Securities Lending
Short-Term Trading
Tax-Managed Investing

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of:^ (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or^ (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(3)

Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(4)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(5)

Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements (c) lending portfolio securities and (d) lending cash consistent with applicable law;

(6)

With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)

Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

In addition, the Fund may:

Eaton Vance Richard Bernstein^ Equity Strategy Fund

4

SAI dated ^January 1, 2012

(8)	Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). The Fund will not borrow more than 5% of its total assets except to satisfy redemption requests or for other temporary purposes. The Fund may not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Notwithstanding its investment policies and restrictions, the Fund may, in compliance with the requirements of the 1940 Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.^

In addition, to the extent a registered open-end investment company acquires securities of a portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

The following nonfundamental investment policies have been adopted by the Fund. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders. The Fund will not:

•	make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

•	invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

^

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVD” refers to

Eaton Vance Richard Bernstein^ Equity Strategy Fund

5

SAI dated ^January 1, 2012

Eaton Vance Distributors, Inc. and “Eaton Vance” refers to Eaton Vance Management (see “Principal Underwriter” under “Other Service Providers”). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

				Number of Portfolios
				in Fund Complex
	Trust	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and ^Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)
Interested Trustee
	^	^		^
THOMAS E. FAUST JR.			Chairman, Chief Executive Officer and President of EVC,		^Director of EVC.
1958	Trustee	Since 2007	Director and President of EV, Chief Executive Officer and	180
			President of Eaton Vance and BMR, and Director of EVD.
			Trustee and/or officer of ^180 registered investment
			companies and 1 private investment company managed by
			Eaton Vance or BMR. Mr. Faust is an interested person
			because of his positions with BMR, Eaton Vance, EVC, EVD
			and EV, which are affiliates of the Trust.

Noninterested Trustees
SCOTT E. ESTON	Trustee	Since 2011	Private investor. Formerly held various positions at	180	None
1956			Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment
			management firm) (1997-2009), including Chief Operating
			Officer (2002-2009), Chief Financial Officer (1997-2009)
			and Chairman of the Executive Committee (2002-2008);
			President and Principal Executive Officer, GMO Trust
			(open-end registered investment company) (2006-2009).
			Former Partner, Coopers and Lybrand L.L.P. (now
			PricewaterhouseCoopers) (public accounting firm)
			(1987-1997).
				^
BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business		^None
1963			Administration and Finance Unit Head, Harvard University	180
			Graduate School of Business Administration.

				^
ALLEN R. FREEDMAN	Trustee	Since 2007	Private ^Investor. Former Chairman (2002-2004) and a		^Director of Stonemor Partners
1940			Director (1983-2004) of Systems & Computer Technology	180	L.P. (owner and operator of
			Corp. (provider of software to higher education). Formerly, a		cemeteries). Formerly, Director
			Director of Loring Ward International (fund distributor)		of Assurant, Inc. (insurance
			(2005-2007). ^Former Chairman and a Director of Indus		provider) (1979-2011).
			International, Inc. (provider of enterprise management
			software to the power generating industry) (2005-2007).
			Former Chief Executive Officer of Assurant, Inc. (insurance
			provider) (1979-2000).

WILLIAM H. PARK	^Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial	180	^None
^1947			Officer, Aveon Group, L.P. (^investment management firm)
			(^2010-2011). Formerly, Vice Chairman, Commercial
			Industrial Finance Corp. (specialty finance company)
			(2006-2010). Formerly, President and Chief Executive
			Officer, Prizm Capital Management, LLC (investment
			management firm) (2002-2005). Formerly, Executive Vice
			President and Chief Financial Officer, United Asset
			Management Corporation ^(investment management firm)
			(1982-2001). Formerly, Senior Manager, Price Waterhouse
			(now PricewaterhouseCoopers) (an independent registered
			public accounting firm) (1972-1981).
				^
RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.		^None
1940			Formerly, Deputy Assistant Secretary (Tax Policy) and	180
			Assistant Secretary (Tax Policy), U.S. Department of the
			Treasury (1983-1985). Formerly, Chief of Staff, Joint
			Committee on Taxation, U.S. Congress (1988-1990).

Eaton Vance Richard Bernstein^ Equity Strategy Fund

6

SAI dated ^January 1, 2012

Number of Portfolios
in Fund Complex
	Trust	Term of Office and	Principal Occupation(s) During Past Five Years		Overseen By	Other Directorships Held
Name and ^Year of Birth	Position(s)	Length of Service	and Other Relevant Experience		Trustee(1)	During Last Five Years(2)
^
HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston			^Formerly, Director of BJ’s
1948			College. Formerly, Dean, Carroll School of Management,		180	Wholesale Club, Inc. (wholesale
			Boston College (2000-2002). Formerly, Chief Investment			club retailer) (2004-2011).
			Officer, Fixed Income, Scudder Kemper Investments			Formerly, Trustee of SPDR Index
			(investment management firm) (1998-1999). Formerly,			Shares Funds and SPDR Series
			Chief Investment Officer, Equity and Fixed Income, Colonial			Trust (exchange traded funds)
			Management Associates (investment management firm)			(2000-2009). Formerly, Director
			(1991-1998).			of Federal Home Loan Bank of
Boston (a bank for banks)
(2007-2009).
^
LYNN A. STOUT	^Trustee	Since 1998		^	180	^None
1957			Paul Hastings Professor of Corporate and Securities Law
(since 2006) and Professor of Law (2001-2006), University
of California at Los Angeles School of Law.

^			^
	^Trustee	Since 2011		^	180	^Director of Albemarle
HARRIETT TEE TAGGART			Managing Director, Taggart Associates (a professional			Corporation (chemicals
1948			practice firm). Formerly, Partner and Senior Vice President,			manufacturer) (since 2007) and
			Wellington Management Company, LLP (investment			The Hanover Group (specialty
			management firm) (1983-2006).			property and casualty insurance
company) (since 2009).
Formerly, Director of Lubrizol
Corporation (specialty
chemicals) (2007-2011).

RALPH F. VERNI	^Chairman of the	Chairman of the Board	Consultant and private investor. Formerly, Chief Investment		180	^None
^1943	Board and	since 2007 and Trustee	Officer (1982-1992), Chief Financial Officer (1988-1990)
	Trustee	since 2005	and Director (1982-1992), New England Life. Formerly,
Chairperson, New England Mutual Funds (1982-1992).
Formerly, President and Chief Executive Officer, State Street
Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds
(1992-2000). Formerly, Director, W.P. Carey, LLC
(1998-2004) and First Pioneer Farm Credit Corp.
(2002-2006).

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)			During their respective tenures, the Trustees (except for Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton
Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National
Municipal Income ^Trust (launched in 1998 and terminated in 2009).

Principal Officers who are not Trustees

Term of Office and
Name and ^Year of Birth	Trust Position(s)		Length of Service	Principal Occupation(s) During Past Five Years
DUNCAN W. RICHARDSON	President		Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC,
1957			Eaton Vance and BMR. Officer of 99 registered investment companies managed by Eaton
Vance or BMR.
BARBARA E. CAMPBELL	Treasurer		Since 2005	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
1957				managed by Eaton Vance or BMR.
MAUREEN A. GEMMA	Vice President, Secretary and		Vice President since 2011,	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
^1960	Chief Legal Officer		Secretary since 2007 and Chief	managed by Eaton Vance or BMR.
Legal Officer since 2008
PAUL M. O’NEIL	Chief Compliance Officer		Since 2004	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
^1953				managed by Eaton Vance or BMR.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage the Fund and an

Eaton Vance Richard Bernstein^ Equity Strategy Fund

7

SAI dated ^January 1, 2012

administrator to administer the Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of ^ten Trustees, including ^nine Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Fund and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.

The Board, with the assistance of management and with input from the Board^’s various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Fund regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.^

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.^

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance

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Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee:

Scott E. Eston. Mr. Eston has served as a Trustee in the Eaton Vance Group of Funds since 2011. He currently serves on the investment and advisory board of the BAC Seed Fund, a real estate investment firm, and is also a member of Michigan State University’s Financial Management Institute Advisory Board. From 1997 through 2009, Mr. Eston served in several capacities at Grantham, Mayo, Van Otterloo and Co. (“GMO”), including as Chairman of the Executive Committee and Chief Operating and Chief Financial Officer, and also as the President and Principal Executive officer of GMO Trust, an affiliated open-end registered investment company. From 1978 through 1997, Mr. Eston was a partner at Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers).

Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007). He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School. Mr. Faust has been a Chartered Financial Analyst since 1988.

Allen R. Freedman. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of Stonemor Partners L.P. where he also serves as the Chair of the Audit Committee and a member of the Trust and Compliance Committee. Mr. Freedman was previously a Director of Assurant, Inc. from 1979-2011, a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also served as a Director of the Fortis Mutual Funds and First Fortis Life Insurance Company. He remains a Director of Union Security Life Insurance Company of New York, successor to First Fortis. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

William H. Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. Mr. Park was formerly the Chief Financial Officer of Aveon Group, L.P. from 2010-2011. Mr. Park also served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

Ronald A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990. Mr. Pearlman was engaged in the private practice of law from 1969-2000, with the exception of the periods of government service. He represented large domestic and multinational businesses in connection with the tax aspects of complex transactions and high net worth individuals in connection with tax and business planning.

Helen Frame Peters. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and was formerly Dean of Carroll School of Management from 2000-2002. Ms. Peters was previously a Director of BJ’s Wholesale Club, Inc. from 2004-2011. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

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Harriett Tee Taggart. Ms. Taggart has served as a Trustee in the Eaton Vance Group of Funds since 2011. She currently manages a professional practice, Taggart Associates. Since 2007, Ms. Taggart has been a Director of Albermarle Corporation, a specialty chemical company. Since 2009 she has served as a Director of the Hanover Insurance Group, Inc. Ms. Taggart is also a trustee or member of several major non-profit boards, advisory committees and endowment investment companies. From 1983 through 2006, Ms. Taggart served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President and chemical industry sector portfolio manager. Ms. Taggart also served as a Director of the Lubrizol Corporation, a specialty chemicals manufacturer from 2007-2011.

Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Street Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006. Mr. Verni has been a Chartered Financial Analyst since 1977.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair), Peters and Taggart, and Messrs. Eston, Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended August 31, 2011, the Governance Committee convened eight times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair), Eston and Verni, and Mmes. ^Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to^ (i) oversee the Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund;^ (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. During the fiscal year ended August 31, 2011, the Audit Committee convened fourteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Mmes. Peters and Taggart are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters:^ (i) contractual arrangements with each service provider to the Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended August 31, 2011, the Contract Review Committee convened nine times.

Messrs. Esty (Chair) and Freedman, and Mmes. Peters and Taggart are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to:^ (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures

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and risk management techniques applicable to the Fund; and (iii) assist the Board of Trustees in its monitoring of the performance results of all ^funds and portfolios, giving special attention to the performance of certain ^funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended August 31, 2011, the Portfolio Management Committee convened eight times.

Messrs. Pearlman (Chair) and ^Eston, and Ms. Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to:^ (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund; (ii) serve as a liaison between the Board of Trustees and the Fund’s CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended August 31, 2011, the Compliance Reports and Regulatory Matters Committee convened eleven times.

Share Ownership.^ The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2010.

^
Aggregate Dollar Range of Equity
Securities Owned in All Registered
			Dollar Range of Equity Securities	Funds Overseen by Trustee in the
		Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex
Interested Trustee
		Thomas E. Faust Jr.	None	over $100,000
Noninterested Trustees
		Scott E. Eston**	None	None
		Benjamin C. Esty	None	over $100,000
		Allen R. Freedman	None	over $100,000
		William H. Park	None	over $100,000
	^	Ronald A. Pearlman	None	over $100,000
		Helen Frame Peters	None	over $100,000
^
		Lynn A. Stout	None	over $100,000*
^
	^	Harriett Tee Taggart**	None	None
	^	Ralph F. Verni	None	over $100,000
	*	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred
Compensation Plan.
	**	Mr. Eston and Ms. Taggart became Trustees effective September 1, 2011.

As of December 31, ^2010, no Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no noninterested Trustee (or their immediate family members) had:

^

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
(2)

Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)

Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

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SAI dated ^January 1, 2012

During the calendar years ended December 31, ^2009 and December 31, ^2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Noninterested Trustees ^may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested ^in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income ^of ^a participating Fund ^or ^Portfolio, and do not require that a participating Trustee be retained. There is no retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ^ended August 31, 2011, ^the Trustees of the Trust^ earned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, ^2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters^^	Stout	Verni
Trust(2)	$1,798^	$1,675^	$1,798^	$ 1,798^	$1,657^	$1,798^	$2,495^
Trust and Fund Complex(1)	$ 230,000	$ 210,000	$ 230,000	$230,000^	$ 210,000	$ 230,000(3)	$ 325,000(4)

(1)

^As of January 1, 2012, the Eaton Vance fund complex consists of 180 registered investment companies or series thereof. Mr. Eston and Ms. Taggart became Trustees effective September 1, 2011, and thus did not receive fees for the period. Heidi L. Steiger resigned as a Trustee effective November 29, 2010. For the fiscal year ended August 31, 2011, Ms. Steiger received Trustee fees of $122 from the Trust. For the calendar year ended December 31, 2010, she received $210,000 from the Trust and Fund Complex.

(2)	The Trust consisted of ^9 Funds as of August 31, 201^1.
(3)	Includes $45,000 of deferred compensation.
(4)	Includes $162,500 of deferred compensation.

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on May 25, ^1989 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

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The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by ^the approval of ^a majority of the Trustees then in office, to be followed by a written notice to^ shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board of Trustees of the Trust has adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment ^sub-adviser and adopted the proxy voting policies and procedures of the investment ^sub-adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment sub-adviser Policies, see Appendix D and Appendix E, respectively.^ Pursuant to certain provisions of the 1940 Act and certain exemptive orders relating to funds investing in other funds, a Fund or Portfolio may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

^

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory ^^and Administrative Services. The investment adviser ^and sub-adviser manage the investments and affairs of the Fund and provide^ related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund’s assets will be held uninvested. The Investment Advisory and Administrative Agreement and Sub-Advisory Agreement require^ the investment adviser or sub-adviser, as the case may be, to pay the salaries and fees of all officers and Trustees ^who are members of the investment adviser^’s or sub-adviser’s organization and all personnel of the investment adviser or sub-advisor performing services relating to research and investment activities.^

For a description of the compensation that the Fund pays to the investment adviser, see the Prospectus. At August 31, 2011, the Fund had net assets of $47,922,024. For the period from the start of business on October 12, 2010, to August 31, 2011, the investment advisory and administration fee earned by Eaton Vance amounted to $2,066,777.

Pursuant to an investment sub-advisory agreement, between Eaton Vance and Richard Bernstein Advisors LLC (“RBA”), Eaton Vance pays RBA a portion of its advisory and administration fee for providing sub-advisory services to the Fund.

The Investment Advisory and Administrative Agreement and Investment Sub-Advisory Agreement with the investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually^ (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund.^ Each^ Agreement^ may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees or either party, or by vote of the majority of the outstanding voting securities of the Fund, and each Agreement will terminate automatically in the event of its assignment. The Investment Sub-Advisory Agreement may also be terminated in certain circumstances by the ^sub-^adviser upon not less than 20 business days’ written notice to the investment adviser. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

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Information About Eaton Vance^. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, David C. McCabe, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, ^Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, sub-adviser, principal underwriter, and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance, the sub-adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Information About RBA. RBA is a Delaware limited liability company that was formed under the name Richard Bernstein Capital Management LLC in May 2009. RBA has been an investment adviser registered with the SEC since June 2010. RBA expects to provide advisory services to investment companies, institutional clients and high net worth individuals. At June 30, 2011, RBA’s assets under management totaled approximately $470 million.

Portfolio Manager. The portfolio manager of the Fund is listed below. The portfolio manager currently manages another investment company in addition to the Fund. The following table shows, as of August 31, 201^1, the number of accounts the portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee
Richard Bernstein
		^
Registered Investment Companies	1	$417.4	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
^

Mr. Bernstein beneficially owned over $1,000,000 in shares of the Fund as of the Fund’s fiscal year ended August 31, 2011 and in the Eaton Vance Family of Funds as of December 31, 2010.^

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.^

Compensation Structure for RBA. Compensation of RBA’s portfolio managers and other investment professionals has several components, depending upon the status of the employee: (1) in all cases, a base salary; (2) in the case of non-partners, a discretionary cash bonus payable annually and based on individual performance and overall firm profits; and (3) in the case of partners, a cash bonus or profit participation payable annually and equal to a defined percentage of overall firm profits. RBA investment personnel

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SAI dated ^January 1, 2012

also receive certain insurance and other benefits that are broadly available to all of the firm’s employees. Compensation of all RBA employees is reviewed and evaluated annually. Salaries are paid throughout the year, with any adjustments typically put into effect on January 1st of the respective year. Cash bonuses and profit participations are typically paid at or shortly after year-end.

Method to Determine Compensation. RBA seeks to compensate its portfolio managers in a manner that is commensurate with their job performance and with the scale and complexity of their responsibilities, and that is competitive with other investment management firms. Because all of RBA’s portfolio managers share responsibility for all of the firm’s managed funds and accounts, each manager’s performance is evaluated based on, inter alia, the individual and composite pre-tax performance of all such funds and accounts (including versus peer groups of funds, as determined by, e.g., Lipper and/or Morningstar) and the respective manager’s perceived contribution to that performance, considering both current-year and longer-term performance objectives and results. While the salaries of RBA portfolio managers and other investment personnel are relatively fixed, cash bonuses and the value of profit participations may fluctuate substantially from year to year, based on changes in the firm’s financial performance and other factors as herein described.

Administrative Services. Eaton Vance also provides administrative services to the Fund. Under its Investment Advisory and Administrative Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds. The Fund ^pays a pro rata ^portion of such fee. For the period from the start of business, October 12, 2010 to August 31, 2011, the transfer agent accrued for or paid to Eaton Vance $3,574 for sub-transfer agency services performed on behalf of the Fund.

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with ^the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses.

^

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), Two International Place Boston, MA 02110 is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD.

Custodian. State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. State Street has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

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SAI dated ^January 1, 2012

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. BNY Mellon ^Investment Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is ^determined by State Street (as agent and ^custodian) by subtracting the liabilities of the Fund from the value of its total assets. The Fund ^is closed for business and will not ^issue a net asset value on the following business holidays and any other business day that the New York Stock Exchange (the “Exchange”) is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.^

The Board of Trustees has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.^

•	Equity securities (including common stock, exchange traded funds, closed end funds, preferred equity securities, exchange traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.
•	Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities. The pricing service may use a pricing matrix to determine valuation.
•	Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value.
•	Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.
•	Senior and Junior Loans are valued on the basis of prices furnished by a pricing service. The pricing service uses transactions and market quotations from brokers in determining values.
•	Most seasoned fixed-rate 30 year MBS are valued by Eaton Vance using a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.
•	Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.
•	Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).
•	Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).
•	Precious metals are valued are valued at the New York Composite mean quotation.
•	Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.
•	Valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold. (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment

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SAI dated ^January 1, 2012

adviser. The portfolio managers of one Eaton Vance fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Eaton Vance fund. As such, at times the fair value of a Loan determined by certain Eaton Vance portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by^ (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of ^shares. The Class A and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable ^securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued

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SAI dated ^January 1, 2012

withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.^

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform^ and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of the Fund’s custodian and transfer agent^ and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent. Investments in ^a Fund by ReFlow in connection with the Re^flow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed

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SAI dated ^January 1, 2012

in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to^ (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix ^A.

The Trust has in effect a compensation-type Distribution Plan for Class C shares (the “Class C Plan^”) pursuant to Rule 12b-1 under the 1940 Act. Class C pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter shall be entitled to receive all CDSCs paid or payable with respect to Class C shares, provided that no such sales charge which would cause the Class C to exceed the maximum applicable cap imposed hereon by Rule 2830 of the FINRA Rules shall be imposed.^

The Class C Plan also authorizes the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B.^

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total expenses

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SAI dated ^January 1, 2012

incurred in distributing Fund shares. Because payments to the principal underwriter under a Plan are limited, uncovered distribution charges, if applicable, (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, if applicable, see Appendix A and Appendix B.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on August 9, 2010. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes^ (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that^ (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix ^C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information.^ The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of the Fund may also be disclosed as follows:

•	Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator,

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SAI dated ^January 1, 2012

custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton
Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s
Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company
Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp.,
Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

•	Historical portfolio holdings information:^ From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Fund, the investment adviser, sub-adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

^

TAXES^

The following is a summary of some of the tax consequences affecting the Fund and its shareholders. The summary does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.^

Taxation of the Fund. The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements

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imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent fiscal period. ^

The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC (and, where applicable, the Portfolio is treated as partnerships for Massachusetts and federal tax purposes), the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible^ (i) for taxable years beginning before January 1, 2013, to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.^

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.^

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Taxation of the Portfolio. If the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share. Under current law, provided that the Portfolio is treated as partnerships for Massachusetts and federal tax purposes, the Portfolio should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

Taxation of the Subsidiary. To the extent described in the Prospectus, the Fund may invest in the Subsidiary. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. As described in the prospectus, the Fund has either applied for or received from the IRS a private ruling relating to the treatment of the income allocated to the Fund from the Subsidiary for purposes of the Fund’s status as a “RIC” under the Code. Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax

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basis in the Subsidiary. Allocations by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.^

Tax Consequences of Certain Investments. The following summary of the tax consequences of certain types of investments applies to the Fund and the Portfolio, as appropriate. References in the following summary to “the Fund” are to any Fund or Portfolio that can engage in the particular practice as described in the prospectus or SAI.^

Securities Acquired at Market Discount or with Original Issue Discount. Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders. The Fund may elect to accrue market discount income on a daily basis.^

Lower Rated or Defaulted Securities. Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.^

Municipal Obligations. Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.^

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.^

If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the Table of Contents).^

Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more tax credit bonds (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder‘s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder‘s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Derivatives. The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts

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closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract” any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.^

Short Sales. In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.^

Constructive Sales. The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Foreign Investments and Currencies. The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the

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Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in “passive foreign investment companies” (“PFICs”) could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

U.S. Government Securities. Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Real Estate Investment Trusts (“REITs”). Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund‘s receipt of cash in excess of the REIT‘s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Inflation-Indexed Bonds. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above). Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).

Taxation of Fund Shareholders. Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund. Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

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Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period. If the Fund makes a distribution to a shareholder in excess of the Fund‘s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder‘s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder‘s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses. The Fund will inform shareholders of the tax character of all distributions annually as required by applicable rules and regulations. The maximum rates for ordinary income and short-term capital gain are currently 35% and are scheduled to increase to 39.6%; for long-term gains the maximum rate is currently 15% and is scheduled to increase to 20% for taxable years beginning on or after January 1, 2013.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.

Tax-Exempt Income. Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Fund shareholders are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

QualifiedDividendIncome.For the taxable years beginning on or before December 31, 2012, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 15%). In order for some portion of the dividends received by Fund shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning

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at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends Received Deduction for Corporations. A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase the alternative minimum tax for certain corporations.

Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders. Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Redemption or Exchange of Fund Shares. Generally, upon sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.^

Applicability of Medicare Contribution Tax. The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.^

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Back-Up Withholding for U.S. Shareholders. Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxation of Foreign Shareholders. In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. A foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.

For taxable years beginning before January 1, 201^2, ^properly-reported dividends ^are generally exempt from U.S. federal withholding tax where they (i)^ are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) ^are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund ^may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder ^will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary ^may withhold even if the Fund ^reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.^^

For taxable years beginning before January 1, 201^2, distributions that the Fund ^reports as “short-term capital gain dividends” or “long-term capital gain dividends” ^will not ^be treated as such to a recipient foreign shareholder if the distribution ^is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder ^has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions ^will be subject to 30% withholding by the Fund and ^will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution ^will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund on or before December 31, ^2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.^^

In addition, the same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 2012.^

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.^

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of the

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Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.^

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.

Compliance with the HIRE Act. Beginning with payments made after December 31, 2013, the Code will impose a U.S. withholding tax of 30% on payments (including, beginning with payments made after December 31, 2014, gross proceeds) that are attributable to certain U.S. investments and made to certain non-U.S. financial institutions, including non-U.S. investment funds, and other non-U.S. persons that fail to comply with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors and/or accountholders. These payments could include U.S.-source dividends and the gross proceeds from the sale or other disposition of stock that can produce U.S.-source dividends. Non-U.S. shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Requirements of Form 8886. Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Changes in Taxation. The taxation of the Fund, the Portfolio, the Subsidiary and shareholders may be adversely affected by future legislation, Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser ^of the Fund^. The Fund is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser^’s obligation to seek best overall execution for the Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.^

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment

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adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission ^that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the ^1934 ^Act. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the ^1934 Act.

The ^investment companies sponsored by the investment adviser or its affiliates also may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such ^companies and other investment companies, which information is used by the Trustees of such ^companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to ^such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example:^ (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could

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have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

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The following table shows brokerage commissions paid during the period from the commencement of operations on October 12, 2010 to August 31, 2011, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

		Amount of Transactions	Commissions Paid on
Fiscal Year	Brokerage	Directed to Firms	Transactions Directed to
End	Commission Paid	Providing Research	Firms Providing Research
August 31, 2011	$520,813	$833,931,978	$421,989

As of August 31, 2011, the Fund held securities of its “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:

Regular Broker or Dealer (or Parent)	Aggregate Value
Wells Fargo	$982,117
Credit Suisse	$696,619
Ameriprise	$693,040
Citigroup	$678,287
Morgan Stanley	$584,710
Charles Schwab	$493,792
Bank of New York Mellon	$365,694

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Fund for the fiscal year ended August 31, 2011, as previously filed electronically with the SEC (Accession No. 0000950123-11-092029).

^

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage

To the extent required by SEC guidelines, if a transaction exposes the Fund to an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of either the custodian or the investment adviser with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations. The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, options, forward commitments, futures contracts, when-issued securities, swap agreements, residual interest bonds and participation in revolving credit facilities.

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Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Auction Rate Securities

Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. Provided that the auction mechanism is successful, auction rate securities usually normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other US registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity

Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons. In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

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Borrowing for Investment Purposes

Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases and settle transactions). The Fund typically makes any such borrowings pursuant to an umbrella credit facility to which most of the Eaton Vance mutual funds have access. The Fund’s ability to borrow under the credit facility is subject to its terms and conditions, which in some cases may limit the Fund’s ability to borrow under the facility. The credit facility is subject to an annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Borrowings involve additional expense to the Fund.

Build America Bonds

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Call and Put Features on Obligations

Issuers of obligations may reserve the right to call (redeem) the obligation. If an issuer redeems an obligation with a call right during a time of declining interest rates, the holder of the obligation may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some obligations may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances an obligation’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the obligation would be subject to the longer maturity of the obligation, which could experience substantially more volatility. Obligations with a “put” or “demand” feature are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because they can be retained if interest rates decline.

Cash Equivalents

Cash equivalents include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

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The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Cash equivalents are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. These securities may be subject to federal income, state income and/or other taxes. Instead of investing in cash equivalents directly, the Fund may invest in an affiliated money market fund (such as Eaton Vance Cash Reserves Fund, LLC which is managed by Eaton Vance) or unaffiliated money market fund.

Collateralized Mortgage Obligations (“CMOs”)

CMOs are backed by a pool of mortgages or mortgage loans. The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities. Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages. CMOs also issue sequential and parallel pay classes, including planned amortization class and target amortization classes and fixed and floating rate CMO tranches. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. Sequential pay CMS generally pay principal to only one class at a time while paying interest to several classes. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal. The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commodity - Related Investments

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.

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Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. The commodities which underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Convertible Securities

A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities.  Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.

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Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances.

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles. Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions. The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Credit Linked Securities

See also “Derivative Instruments and Related Risks” herein. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

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Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument (such as securities, commodities, indices, or market indicators) Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”). Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, tax, correlation and leverage risks. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

Over-the-counter (“OTC”) derivative instruments involve an additional risk in that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status

With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading

In a dividend capture trade, the Fund sells a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold. The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration. The duration of a Fund that invests in multiple Portfolios is the sum of its allocable share of the duration of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio.

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Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets. Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries. There can be no assurance that repatriation of income, gain or initial capital from these countries will occur. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets. As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

Equity Investments

Equity investments include common and preferred stocks (see “Preferred Securities”); equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred securities and other convertible debt instruments; and warrants.

Equity Linked Securities

See also “Derivative Instruments and Related Risks” herein. Equity linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock. These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

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Events Regarding FNMA and FHLMC

The value of FNMA and FHLMC securities fell sharply in 2008 due to concerns that these agencies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury Department announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In connection with the conservatorship, the U.S. Treasury Department entered into Senior Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that the liabilities of FNMA and FHLMC have exceeded their assets under generally accepted accounting principles, the U.S. Treasury Department will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the MBS issued by FNMA and FHLMC. On February 18, 2009, the U.S. Treasury Department announced that it was doubling the size of its commitment to each of FNMA and FHLMC under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury Department’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per entity. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA and FHLMC’s ability to meet its obligations. FHFA has indicated that the conservatorship of each entity will end when the director of FHFA determines that FHFA’s plan to restore the entity to a safe and solvent condition has been completed. No assurance can be given that the U.S. Treasury Department initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Exchange-Traded Funds (“ETFs”)

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

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Fixed-Income Securities

Fixed-income securities are used by issuers to borrow money. Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity. The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation. Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired. The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents)While typically paying a fixed rate of income, preferred securities may be considered to be equity securities for purposed of the Fund’s investment restrictions.

Foreign Currency Transactions

As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein). Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations. In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or country, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States. Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.

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Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the risk of loss. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories. The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk. Depositary receipts may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights and they may be less liquid.

Unless other provided in the Fund’s prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Contracts

See also “Derivative Instruments and Related Risks” herein. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or on-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded. NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements

See also “Derivative Instruments and Related Risks” herein. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.

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Fund Investing in a Portfolio

The Board of Trustees of the Trust may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Futures Contracts

See also “Derivative Instruments and Related Risks” herein. Future contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset. Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin). Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board. Under current regulation, the Fund has claimed an exemption from registration as a commodity pool operator (“CPO”) with the CFTC and therefore is not subject to CFTC CPO regulation.

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Health Sciences Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in health sciences companies.
High Yield Securities

High yield securities (commonly referred to as “junk bonds”) are considered to be of below investment grade quality and generally provide greater income and/or increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk. High yield securities may be subject to higher risk and include certain corporate debt obligations, higher yielding preferred securities and mortgage-related securities, and securities convertible into the foregoing. They are regarded as predominantly speculative with respect to the entity’s continuing ability to meet principal and interest payments. Also, their yields and market values may fluctuate more than higher rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated securities to be less creditworthy. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Securities

Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.

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At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Indexed Securities

See also “Derivative Instruments and Related Risks” herein. Index securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes. Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

Inflation-Indexed (or Inflation-Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon. The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investments in the Subsidiary

The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by a sole director affiliated with Eaton Vance. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans

Secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”) are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

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Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

Junior Loans, which may be purchased either in the form of an assignment or a loan participation are subject to the same general risks inherent to any loan investment. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Liquidity or Protective Put Agreements

See also “Derivative Instruments and Related Risks” herein. The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price. Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $640 million through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.60% on its outstanding borrowings for the administration of the program and an annual fee of 0.45% on the total commitment amount, as well as interest on advances under the program.

Master Limited Partnerships (“MLPs”)

MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Mortgage-Backed Securities (“MBS”)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently three types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S.  Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

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GNMA Certificates and FNMA Mortgage- Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates. See also “Events Regarding FNMA and FHLMC” herein.

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS is purchased at a premium above its par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls

In a mortgage dollar roll, a Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Municipal Lease Obligations (“MLOs”)

MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.

Eaton Vance Richard Bernstein^ Equity Strategy Fund

47

SAI dated ^January 1, 2012

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities. The investment adviser will consider a MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical organization or is insured by an insurer rated investment grade. If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid. In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its right, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities.  Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

Eaton Vance Richard Bernstein^ Equity Strategy Fund

48

SAI dated ^January 1, 2012

Municipal obligations may be subject to credit enhancements such as letters of credit, Standby Bond Purchase Agreements (“SBPAs”) and municipal bond insurance. Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. The credit quality of companies that provide such credit enhancements will affect the value of those securities. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of underlying borrowers.

Municipal obligations may be insured as to their scheduled payment of principal and interest. Although the insurance feature may reduce some financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the current yield on the insured obligation. Insured obligations also may be secured by bank credit agreements or escrow accounts. Changes in the ratings of an insurer may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation. The insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund’s shares. The credit rating of an insured obligation reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured obligation. Although defaults on insured municipal obligations have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. Because a significant portion of insured municipal obligations that have been issued and are outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the municipal obligations insured by that insurance company and on the municipal bond markets as a whole. If relevant to the Fund(s) in this SAI, the claims-paying ability ratings are described in an appendix to the SAI (see the table of contents).

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax (“AMT”): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category.  Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

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SAI dated ^January 1, 2012

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues.  Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer’s obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”). Appropriation-backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state. Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

The airline industry has historically exhibited volatility, with market disruptions, mergers and occasional bankruptcy filings. The industry has been prone to issues including, but not limited to, intense competition, labor and union conflicts and variable jet fuel and security costs. Court rulings have given some guidance to the viability of collateral structures. However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain municipal bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status. In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Eaton Vance Richard Bernstein^ Equity Strategy Fund

50

SAI dated ^January 1, 2012

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

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51

SAI dated ^January 1, 2012

Option Contracts

See also “Derivative Instruments and Related Risks” herein. An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered” meaning that party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument). Options may be listed on an exchange or traded in the OTC market. In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options. Options on futures contracts are discussed herein under “Futures Contracts.”

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date. There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. The Fund may also buy and write call options on the same reference instrument to cover its obligations. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option. Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Eaton Vance Richard Bernstein^ Equity Strategy Fund

52

SAI dated ^January 1, 2012

Participation in the ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders. To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

Pooled Investment Vehicles

Pooled investment vehicles include other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange. The demand for the closed-end fund securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from their net asset values. The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities excluding securities whose maturities at acquisition were one year or less. The Fund’s portfolio turnover rate excluding securities whose maturities at acquisition were one year or less. The Fund’s portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund’s portfolio holdings. The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the prospectus.

Preferred Securities

Preferred securities represent an equity ownership interest in the issuing corporation that has a higher claim on the assets and earnings than common stock. Preferred securities generally have a dividend that must be paid out before dividends to common stockholders and the shares usually do not have voting rights. Preferred securities involve credit risk, which is the risk that a preferred security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. While a part of an issuer’s equity structure, preferred securities may be considered to be fixed-income securities for purposes of the Fund’s investment restrictions.

Real Estate Investment Trusts (“REITs”)

Securities of companies in the real estate industry, such as REITs, are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund will bear REIT expenses in addition to its own expenses.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Eaton Vance Richard Bernstein^ Equity Strategy Fund

53

SAI dated ^January 1, 2012

Residual Interest Bonds

Residual interest bonds are a form of derivative and are subject to the risks described under “Derivative Investments” herein. Residual interest bonds represent beneficial interests in a special purpose trust formed by a third-party sponsor for the purpose of holding municipal obligations purchased from the Fund or from another third party. The special purpose trust typically sells two classes of beneficial interests: short-term floating rate interests (sometimes known as “put bonds” or “puttable securities”), which are sold to third-party investors, and residual interests bonds. The short-term floating rate interests have first priority on the cash flow from the municipal obligations. The holder of the residual interest bond is paid the residual cash flow from the special purpose trust. If the Fund is the initial seller of the municipal obligation to the special purpose trust, it receives the proceeds from the sale of the floating rate interests in the special purpose trust, less certain transaction costs. These proceeds generally would be used to purchase additional municipal obligations or other permitted investments. If the Fund purchases all or a portion of the short-term floating rate securities sold by the special purpose trust, it may surrender those short-term floating rate securities together with a proportionate amount of residual interest bonds to the trustee of the special purpose trust in exchange for a proportionate amount of the municipal obligations owned by the special purpose trust. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate fixed rate obligations with comparable credit quality, coupon, call provisions and maturity. All voting rights and decisions to be made with respect to any other rights relating to the municipal obligations held in the special purpose trust are passed through to the Fund, as the holder of the residual interest bonds.

Residual interest bonds pay interest or income that, in the opinion of counsel to the issuer, is exempt from regular federal income tax. The investment adviser will not conduct its own analysis of the tax status of the interest or income paid by residual interest bonds held by the Fund, but will rely on the opinion of counsel to the issuer.

Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to holder of the residual interest bonds when short-term interest rates rise, and increase the interest paid when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed-rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed-rate bonds when long-term interest rates decline or remain relatively stable. These securities usually permit the holder to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. In a transaction in which the Fund purchases a residual interest bond from a trust, and the underlying municipal obligation was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to residual interest bonds acquired by the Fund when the Fund did not previously own the underlying municipal obligation.

Residual interest bonds have the effect of providing a degree of leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings. Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond. Such agreements commit the Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the municipal obligation held by the special purpose trust and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss.

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A residual interest bond generally is considered highly leveraged if the principal amount of the short-term floating rate interests issued by the related residual interest bond trust exceeds 50% of the principal amount of the municipal obligations owned by the residual interest bond trust. The sponsor of a highly leveraged residual interest bond trust generally will retain a liquidity provider that stands ready to purchase the short-term floating rate interests at their original purchase price upon the occurrence of certain events, such as on a certain date prior to the scheduled expiration date of the transaction, upon a certain percentage of the floating rate interests failing to be remarketed in a timely fashion, upon the bonds owned by the residual interest bond trust being downgraded (but not below investment grade or upon the occurrence of a bankruptcy event with respect to the issuer of the municipal obligations) or upon the occurrence of certain regulatory or tax events. However, the liquidity provider is not required to purchase the floating rate interests upon the occurrence of certain other events, including upon the downgrading of the municipal obligations owned by the residual interest bond trust below investment grade or certain events that indicate the issuer of the municipal obligations may be entering bankruptcy. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the municipal obligations owned by the residual interest bond trust and to leave with the liquidity provider the interest rate risk and certain other risks associated with the municipal obligations. If the liquidity provider acquires the floating rate interests upon the occurrence of an event described above, the liquidity provider generally will be entitled to an in-kind distribution of the municipal obligations owned by the special purpose trust or to cause the trust to sell the bonds and distribute the proceeds to the liquidity provider. The liquidity provider generally will enter into an agreement with the Fund that will require the Fund to make a payment to the liquidity provider in an amount equal to any loss suffered by the liquidity provider in connection with the foregoing transactions. The net economic effect of this agreement is that the Fund is required to repurchase the municipal obligations it sells to the sponsor only upon the occurrence of certain events (such as a failed remarketing of the floating rate interests—most likely due to an adverse change in interest rates) but not others (such as a default of the municipal obligations).

The Fund may also invest in short-term floating rate interest residual bonds. The remarketing agent for the special purpose trust sets a floating or variable rate on typically a weekly basis. These securities grant the Fund the right to require the issuer or a specified third party acting as agent for the issuer (e.g., a tender agent) to purchase the bonds, usually at par, at a certain time or times prior to maturity or upon the occurrence of specified events or conditions. The put option or tender option right is typically available to the investor on a periodic (e.g., daily, weekly or monthly) basis. Typically, the put option is exercisable on dates on which the floating or variable rate changes.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Royalty Bonds Securities Lending

To the extent described in the Prospectus, the Fund may invest in royalty bonds.

The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser. These loans earn income and are collateralized by cash, securities or letters of credit. The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter the loan. When the loan is closed, the lender is obligated to return the collateral to the borrower. The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrow defaults on the loan. The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser may instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures if deemed appropriate to do so.

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Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Although not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. There can be no assurance that Cash Collateral Fund will be able to maintain a stable net asset value and the Fund could experience a loss of its invested collateral. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations, including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Securities with Equity and Debt Characteristics

Securities may have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer. The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If these securities are ranked at the bottom of an issuer’s debt capital structure, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

Senior Loans

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Senior Loans are floating rate senior loans of borrowers with interest rates that float, adjust or vary periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans are often secured by specific assets or “collateral”, although they may not be secured by collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate”. The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan.

The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement of the assigning Loan Investor and becomes a Loan Investor under the loan agreement with the same rights and obligations as the assigning Loan Investor. Participations in a Loan Investor’s portion of a Senior Loan typically result in a contractual relationship only with such Loan Investor, not with the borrower. As a result, the purchaser may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the participation and only upon receipt by such Loan Investor of such payments from the borrower. The purchaser generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any set-off rights against the borrower with respect to any funds acquired by other Loan Investors and the purchaser may not directly benefit from the collateral supporting the Senior Loan. As a result, the purchaser assumes the credit risk of both the borrower and the Loan Investor selling the participation. In the event of the insolvency of the Loan Investor selling the participation, the Fund may be treated as a general creditor of such Loan Investor.

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The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing any Senior Loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to Senior Loans in (or anticipated to be in) default and assets securing such Loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the Loan or may acquire an equity interest in the borrower. Representatives of the Fund also may join creditor or similar committees relating to Loans.

The Fund will only acquire participations if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized rating agency) or determined by the investment adviser to be of comparable quality. Similarly, the Fund will only purchase an assignment or participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Notwithstanding the forgoing, the Fund may enter into a transaction to acquire an assignment or participation with an Interposed Person where such Interposed Person does not have outstanding debt or deposit obligations rated investment grade if the Fund does so in compliance with applicable written procedures governing such transactions.

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value causing the Loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Loan Administration. In a typical Senior Loan the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower. It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons similar risks may arise.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Additional Information. Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of certain Senior Loans. A secondary market exists for Senior Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

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From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Fund or may be intermediate participants with respect to Senior Loans in which the Fund owns interests. Such banks may also act as Agents for Senior Loans held by the Fund.

The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative. The Fund may from time to time participate on ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation. In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in the loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

Short Sales

Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered. In a short sale “against the box”, at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant. The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund. Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.

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Short-Term Trading

Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Smaller Companies

The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange.

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are derivative multiclass mortgage securities. SMBS commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest from the mortgages, while the other class will receive most of the principal. In the most extreme case, the interest only class receives all of the interest while the principal only class receives the entire principal. The yield to maturity on an interest only class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the initial investment in these securities may not be recouped.  Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Structured Notes

See also “Derivative Instruments and Related Risks” herein. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements

See also “Derivative Instruments and Related Risks” herein. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Whether the use of swap agreements will be successful will depend on the investment adviser’s ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap). Developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default. Swap agreements include (but are not limited to):

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Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

Credit Default Swaps. Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

Eaton Vance Richard Bernstein^ Equity Strategy Fund

60

SAI dated ^January 1, 2012

Swaptions

See also “Derivative Instruments and Related Risks” herein. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities - price appreciation, distributions of qualified dividend income, distributions of other investment income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates currently as high as 35%. Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 15%. These rates are scheduled to increase to 39.6% and 20%, respectively, for taxable years beginning on or after January 1, 2013. The provisions of the Code applicable to qualified dividend income are effective through 2012 (the “sunset provisions”). Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the sunset provisions described above that would have the effect of repealing the favorable treatment of qualified dividend income and reimposing the higher tax rates applicable to ordinary income in 2013 unless further legislative action is taken. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under State law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

U.S. Government Securities

U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities The principal of and/or interest on certain U.S. Government securities could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar. For additional information about Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, see “Events Regarding FNMA and FHLMC” herein.

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SAI dated ^January 1, 2012

Unlisted Securities

Unlisted securities are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Variable Rate Obligations

Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Warrants

See also “Derivative Instruments and Related Risks” herein. Warrants are an option, but not the obligation, to purchase an instrument at a fixed price valid for a specific period of time. Warrants typically are issued by the issuer of the underlying reference instrument. Warrants do not represent ownership of the instrument, but only the right to buy it. The prices of warrants do not necessarily move parallel to the prices of the underlying reference instruments. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. These factors can make warrants more speculative than other types of investments. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

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SAI dated ^January 1, 2012

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal period from the start of business, October 12, 2010, to August 31, 2011, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by the Fund, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

^
				CDSC Paid to	Total Distribution	Distribution and Service Fees
	Total Sales	Sales Charges to	Sales Charges to	Principal	and Service	Paid to
	Charges Paid	Financial Intermediaries	Principal Underwriter	Underwriter	Fees Paid	Financial Intermediaries
	$1,656,568	$1,437,192	$210,560	$2,000	$171,613	$8,250

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

Because this Class of the Fund does not have a full fiscal year of performance, no after-tax return is provided.

Length of Period Ended
August 31, 2011
Average Annual Total Return:	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	–0.30%
Before Taxes and Including Maximum Sales Charge	–6.03%
*Class A commenced operations on October 12, 2010.

Control Persons and Principal Holders of Securities.^ At December 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

UBS USA	Weekawken, NJ	41.4%
Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	39.3%
Pershing LLC	Jersey City, NJ	5.8%

Beneficial owners of 25% or more of this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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SAI dated ^January 1, 2012

APPENDIX B

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal period from the start of business, October 12, 2010, to August 31, 2011, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) service fees paid under the Distribution Plan, and (5) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

^
Commission Paid
	by Principal	Distribution Fee			Service Fees
	Underwriter to	Paid to	CDSC Paid to		Paid to
	Financial	Principal	Principal	Service	Financial
	Intermediaries	Underwriter	Underwriter	Fees	Intermediaries
	$216,451	$72,161	$4,000	$340,038	$72,161

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

Because this Class of the Fund does not have a full fiscal year of performance, no after-tax return is provided.

Length of Period Ended
August 31, 2011
Average Annual Total Return:	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	–1.10%
Before Taxes and Including Maximum Sales Charge	–2.09%
*Class C commenced operations on October 12, 2010.

Control Persons and Principal Holders of Securities.^ At December 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	76.9%
UBS USA	Weekawken, NJ	11.5%

Beneficial owners of 25% or more of this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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SAI dated ^January 1, 2012

APPENDIX C

Class I Performance & Ownership

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

Because this Class of the Fund does not have a full fiscal year of performance, no after-tax return is provided.

^
		Length of Period Ended
		August 31, 2011
	Average Annual Total Return:	Life of Fund*
	Before Taxes	–0.10%
	*Class I commenced operations on October 12, 2010.

Control Persons and Principal Holders of Securities.^ At December 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	85.1%

Beneficial owners of 25% or more of this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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SAI dated ^January 1, 2012

APPENDIX D

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

^I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

^II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III.^ Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

^IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each

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SAI dated ^January 1, 2012

Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

^V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

Eaton Vance Richard Bernstein^ Equity Strategy Fund

67

SAI dated ^January 1, 2012

APPENDIX E

RICHARD BERNSTEIN ADVISORS LLC

PROXY VOTING POLICIES AND PROCEDURES

^I. Introduction

     Richard Bernstein Advisors LLC (the “Firm”) is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Firm has adopted these Proxy Voting Policies and Procedures pursuant to Rule 206(4)-6 under the Advisers Act (the “Procedures”). These Procedures generally will govern whenever the Firm has authority to vote proxies relating to securities held in advisory client accounts, including fund accounts and separately managed accounts for which the Firm serves as investment adviser, investment sub-adviser, manager or in such other similar capacity, as applicable (each, a “Client,” and collectively, “Clients”). However, with respect to any Client that is an investment company registered under the Investment Company Act of 1940, as amended (a “Registered Fund”), these Procedures may be superseded by the procedures adopted by the Registered Fund.

^II. The Proxy Voting Process

     All proxies are reviewed by the Firm’s Chief Investment Officer (the “CIO”) in consultation with the Firm’s Chief Compliance Officer (the “CCO”). The CCO votes the proxies according to the guidelines set forth below and, when necessary, determines the votes for issues not clearly specifically covered, applying the “General Principle” noted below. In addition, the CCO reviews, revises and updates the Procedures as necessary and appropriate.

^III. General Principle

     The Firm will vote any proxy or other beneficial interest in an equity security in a prudent manner the Firm believes to be in the best economic interest of the Client holding such security or on whose behalf the Firm is voting such security, considering all factors that the Firm believes to be relevant and without undue influence from individuals or groups (other than such Client, or Clients, as the case may be) who may have an economic interest in the outcome of a proxy vote. In limited circumstances, the Firm may refrain from voting proxies where it believes that voting would be inappropriate, weighing various factors and the anticipated costs and benefits to its Clients. The Firm may engage an independent, third-party proxy voting service to assist it in discharging its proxy-voting obligations, subject to adherence, in all material respects, to the guidelines herein (including, in particular, Section IV.B.1. herein).

^IV. Specific Proposals

^A. Routine Matters

Routine matters are typically proposed by Management (as defined below) of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Firm will vote in accordance with the recommendation of the company’s management, directors, general partners, managing members or trustees (collectively, “Management”), as applicable, unless, in the Firm’s opinion, such recommendation is not in the best interests of the Client.

^1. General Matters

The Firm will generally vote for proposals:

•	to set time and location of annual meeting;
•	to change the fiscal year of the company; and
•	to change the name of a company.

^2. Board Members

a.	Election or Re-Election. The Firm will generally vote for Management proposals to elect or re-elect members of a board of directors/trustees (the “Board”).
b.	Fees to Board Members. The Firm will generally vote for proposals to increase fees paid to the Board members, unless it determines that the compensation exceeds market standards.

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SAI dated ^January 1, 2012

^3. Capital Structure

The Firm will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by the Client; or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

^4. Appointment of Auditors

The Firm will generally vote for the approval of auditors and proposals authorizing the Board to fix auditor fees, unless:

•	the Firm has serious concerns about the accountants presented, including their independence, or the audit procedures used; or
•	the auditors are being changed without explanation.

^B. Non-Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company’s Management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

^1. Board Members

a.

Term Limits. The Firm will generally vote for proposals to require a reasonable retirement age (e.g., 72) for Board members, and will vote on a case-by-case basis on proposals to attempt to limit tenure.

b.	Replacement. The Firm will generally vote against proposals that make it more difficult to replace Board members, including proposals:
•	to stagger the Board;
•	to overweight Management representation on the Board;
•	to introduce cumulative voting (cumulative voting allows the Owners to “stack” votes behind one or a few individuals for a position on the Board, thereby giving minority Owners a greater chance of electing the Board member(s));
•	to introduce unequal voting rights;
•	to create supermajority voting; or
•	to establish pre-emptive rights.
c.

Liability and Indemnification. In order to promote accountability, the Firm will generally vote against proposals to limit the personal liability of Board members for any breach of fiduciary duty or failure to act in good faith.

d.

Ownership Issues. The Firm will generally vote for proposals that require Management to own a minimum interest in the company. The purpose of this policy is to encourage the alignment of Management’s interests with the interests of the Owners. However, the Firm will generally vote against proposals for stock options or other compensation that grant an ownership interest for Management if such proposals offer greater than [15%] of the outstanding securities of a company because such options may dilute the voting rights of other Owners.

^2. Compensation, Fees and Expenses

In general, the Firm will vote against proposals to increase compensation, fees or expenses to be paid to the Owners, unless the Firm determines that the benefits resulting to the company and its Owners justifies the increased compensation, fees or expenses.

Eaton Vance Richard Bernstein^ Equity Strategy Fund

69

SAI dated ^January 1, 2012

^3. Voting Rights The Firm will generally vote against proposals:

•	to introduce unequal voting or dividend rights among the classes;
•	to change the amendment provisions of a company’s charter documents by removing Owner approval requirements;
•	to require supermajority ^() approval for votes rather than a simple majority (^);
•	to restrict the Owners’ right to act by written consent; or
•	to restrict the Owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate Board members.

The Firm will generally vote for proposals that eliminate any of the foregoing rights or requirements.

^4. Takeover Defenses and Related Actions

The Firm will generally vote against any proposal to create any plan or procedure designed primarily to discourage a takeover or other similar action, including “poison pills”. Examples of “poison pills” include:

•	large increases in the amount of stock authorized but not issued;
•

blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the Board at a future date without further action by the Owners);

•	compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;
•	fixed price amendments that require a certain price to be offered to all of the Owners based on a fixed formula; and
•	greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

The Firm will generally vote for proposals that eliminate any of the foregoing rights or requirements, as well as proposals to:

•	require that golden parachutes or golden handcuffs be submitted for ratification by the Owners; and
•	to opt out of state anti-takeover laws deemed by the Firm to be detrimental.

The Firm will generally vote on a case-by-case basis regarding other proposals that may be used to prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

^5. Reincorporation

The Firm will generally vote for a change in the state of incorporation if the change is for valid business reasons (such as reincorporating in the same state as the headquarters of any controlling company).

6.^ Debt Issuance and Pledging of Assets for Debt

The Firm will generally vote proxies relating to the issuance of debt, the pledging of assets for debt, and an increase in borrowing powers on a case-by-case basis, taking into consideration relevant factors, including, for example:

the potential increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds); and

the potential increase in the company’s capital, if any, over the current outstanding capital.

^7. Mergers or Acquisitions

The Firm will vote proxies relating to mergers or acquisitions on a case-by-case basis, but will generally vote for any proposals that the Firm believes will offer fair value to its Clients.

8.^ Termination or Liquidation of the Company

The Firm will vote proxies relating to the termination or liquidation of a company on a case-by-case basis, taking into consideration one or more of the following factors:

•	terms of liquidation;
•	past performance of the company; and
•	strategies employed to save the company.

Eaton Vance Richard Bernstein^ Equity Strategy Fund

70

SAI dated ^January 1, 2012

9.^ Social & Environmental Issues and Corporate Responsibility

The Firm will vote proxies relating to social and environmental issues on a case-by-case basis, but will generally vote for any proposals that will reduce discrimination, improve protections to minorities and disadvantaged classes, and increase conservation of resources and wildlife.

The Firm will generally vote against any proposals that place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities. The Firm will also generally vote against proposals:

•	to bar or restrict charitable contributions; or
•	to limit corporate political activities.

All other decisions regarding proxies will be determined on a case-by-case basis taking into account the general policy, as set forth above.

10. All Other Matters C.^ Abstaining from Voting or Affirmatively Not Voting

The Firm will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if the Firm determines that abstaining or not voting is in the best interests of the relevant Client(s). In making such a determination, the Firm will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g., translation or travel costs); (ii) any legal restrictions on trading resulting from the exercise of a proxy; and (iii) whether the Firm has sold the underlying securities since the record date for the proxy. The Firm will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

^V. Conflicts of Interest

     The Firm will make its best efforts to avoid material conflicts of interest in the voting of proxies. However, where material conflicts of interest arise, the Firm is committed to resolving the conflict in its Clients’ best interest. If the Firm, as detected by the CIO or the CCO, determines (based on the combined decision of the CIO and the CCO) that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Firm will address matters involving such conflicts of interest as follows:^

A.	^If a proposal is addressed by the specific policies herein, the Firm will vote in accordance with such policies;^
B.

If the Firm believes it is in the best interest of the relevant Client(s) to depart from the specific policies provided for herein, the Firm will be subject to the requirements of C or D below, as applicable;

C.

If the proxy proposal is: (1) not addressed by the specific policies; or (2) requires a case-by-case determination by the Firm, the Firm may vote such proxy as it determines to be in the best interest of the investing Client(s), without taking any action described in D below, provided that such vote would be against the Firm’s own interest in the matter (i.e., against the perceived or actual conflict). The Firm will memorialize the rationale of such vote in writing; and

D.

If the proxy proposal is: (1) not addressed by the specific policies; or (2) requires a case-by-case determination by the Firm, and the Firm believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Firm must take one of the following actions in voting such proxy: ^(a) delegate the voting decision for such proxy proposal to an independent third party;^ (b) inform the Client(s) of the conflict of interest and obtain consent (majority consent in the case of a fund) to vote the proxy as recommended by the Firm; or^ (c) obtain approval of the decision from the CCO and outside counsel.

^VI. Procedures for Proxies

     The CIO, in consultation with the CCO, will be responsible for determining whether each proxy is for a “routine” matter or not, as described above. All proxies identified as “routine” will be voted by the CCO in accordance with the Procedures.

     Any proxies that are not clearly “routine” will be submitted to the CIO, who in consultation with the CCO will determine how to vote each such proxy by applying the Procedures. Upon making a decision, the proxy will be executed and returned to the CCO for submission to the company. Upon receipt of an executed proxy, the CCO will update the investing fund’s or other Client’s proxy voting record. The CCO is responsible for the actual voting of all proxies in a timely manner. The CCO also is responsible for monitoring the effectiveness of these Procedures.

     In the event the Firm determines that it should rely on the advice of an independent third party, including a proxy voting service, regarding the voting of a proxy, the Firm will submit the proxy to such third party and the CCO will execute the proxy in accordance with such third party’s decision.

Eaton Vance Richard Bernstein^ Equity Strategy Fund

71

SAI dated ^January 1, 2012

^VII. Record of Proxy Voting/Retention

     The CCO will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

     The CCO will also maintain records relating to each proxy, including: (i) the determination as to whether the proxy was routine or not; (ii) the voting decision with regard to each proxy; and (iii) any documents created by the CIO or others, that were material to making the voting decision.

     The Firm will maintain a record of each written request from a Client or investor in a fund for proxy voting information and the Firm’s written response to any such request.

     The CCO will maintain such records in its offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

Eaton Vance Richard Bernstein^ Equity Strategy Fund

72

SAI dated ^January 1, 2012

STATEMENT OF
ADDITIONAL INFORMATION
January 1, 2012^

Eaton Vance Worldwide Health Sciences Fund

Class A Shares - ETHSX^      Class B Shares - EMHSX^      Class C Shares - ECHSX
Class I Shares - EIHSX^      Class R Shares - ERHSX

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund and the Portfolio. The Fund and Portfolio are diversified, open-end management investment companies. The Fund is a series of Eaton Vance Growth Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Sales Charges	^22
Investment Restrictions	4	Performance	^25
Management and Organization	^6	Taxes	^26
Investment Advisory and Administrative Services	^14	Portfolio Securities Transactions	^34
Other Service Providers	^19	Financial Statements	^36
Calculation of Net Asset Value	^20	Additional Information About Investment Strategies	^36
Purchasing and Redeeming Shares	^21

Appendix A: Class A Fees, Performance and Ownership	^67	Appendix E: Class R Fees, Performance and Ownership	^75
Appendix B: Class B Fees, Performance and Ownership	^70	Appendix F: Eaton Vance Funds Proxy Voting Policy and Procedures	^77
Appendix C: Class C Fees, Performance and Ownership	^72	Appendix G: OrbiMed Advisors LLC Policy on Proxy Voting & Class Actions	^79
Appendix D: Class I Performance and Ownership	^74

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated January 1, 2012, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© ^2012 Eaton Vance Management

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended;

“1933 Act” means the Securities Act of 1933, as amended;

“CEA” means Commodity Exchange Act;

“CFTC” means the Commodities Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“Exchange” means the New York Stock Exchange;

“FINRA” means the Financial Industry Regulatory Authority;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the
Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;

“IRS” means the Internal Revenue Service;

“Portfolio” means a registered investment company sponsored by the Eaton Vance organization in which one or more Funds and other investors may invest substantially all or any portion of their assets;

“Subsidiary” means a wholly-owned subsidiary of the Fund or the Portfolio as described in the prospectus, if applicable;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Eaton Vance Growth Trust, of which the Fund is a series.

STRATEGIES AND RISKS

The Fund prospectus identifies the types of investments the Fund will invest in principally in seeking its investment objective and the principal risks associated therewith. The categories checked in the table below ^are all of the investments the Fund is permitted to make, including its principal investments. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment, the Fund generally expects to invest less than 5% of its ^total assets in such investment type. If a particular investment type that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment. "Fund" as used herein and under "Additional Information About Investment Strategies" refers to the Fund and its corresponding Portfolio. Information about various investment types and practices and the associated risks is included in this SAI under “Additional Information about Investment Strategies”.

Investment Type	Permitted for or Relevant to the Fund
Asset-Backed Securities (“ABS”)
Auction Rate Securities
^	^
Build America Bonds
Call and Put Features on Obligations	^
Cash Equivalents	√
^	^
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)	^
Commodity-Related Investments	^
Common Stocks	√
^
Convertible Securities	√
^	^
Credit Linked Securities
Derivative Instruments and Related Risks	√

Eaton Vance Worldwide Health Sciences Fund

2

SAI dated January 1, 2012

^	^
Direct Investments
Emerging Market Investments	√
^	^
Equity Investments	√
^	^
Equity Linked Securities	√
^	^
Exchange-Traded Funds (“ETFs”)	√
^	^
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√
^	^
Foreign Currency Transactions	√
^	^
Foreign Investments	√
^	√
Forward Foreign Currency Contracts
^	^
Forward Rate Agreements
Futures Contracts	√
^	^
Health Sciences Companies	√^
^	^
High Yield Securities	√
^	^
Hybrid Instruments	√
^	^
Illiquid Securities	√
^	^
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds	^
Junior Loans	^
Liquidity or Protective Put Agreements	^
Master Limited Partnerships ("MLPs")	√
^	^
Mortgage-Backed Securities (“MBS”)
Mortgage Dollar Rolls	^
Municipal Lease Obligations (“MLOs”)	^
Municipal Obligations	^
Option Contracts	√
^	^
Pooled Investment Vehicles	√
^	^
Preferred Securities	√
^	^
Real Estate Investment Trusts (“REITs”)
Repurchase Agreements	^
Residual Interest Bonds	^

Eaton Vance Worldwide Health Sciences Fund

3

SAI dated January 1, 2012

Reverse Repurchase Agreements	^
Royalty Bonds	✓
^	^
Securities with Equity and Debt Characteristics	✓
^	^
Senior Loans
Short Sales	✓
^	^
Smaller Companies	✓
^	^
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes	^
Swap Agreements	✓
^	^
Swaptions	✓
^	^
Trust Certificates
U.S. Government Securities	^
Unlisted Securities	✓
^	^
Variable Rate Obligations
Warrants	✓
^	^
When-Issued Securities, Delayed Delivery and Forward Commitments
Zero Coupon Bonds	^

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Fund

Asset Coverage	✓
^	^
Average Effective Maturity
Borrowing for Investment Purposes	^
Borrowing for Temporary Purposes	✓
^	^
Diversified Status	✓
^	^
Dividend Capture Trading
Duration	^
Events Regarding FNMA and FHLMC	^
Fund Investing in a Portfolio	✓
^	^
Investments in the Subsidiary
Loan Facility	^
Participation in the ReFlow Liquidity Program	✓
Portfolio Turnover	✓
Securities Lending	✓
Short-Term Trading	^
Tax-Managed Investing	^

^

Eaton Vance Worldwide Health Sciences Fund

4

SAI dated January 1, 2012

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
(3)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;
(4)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
(5)	Underwrite securities of other issuers;
(6)	Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities; or
(7)	Invest in the securities of any one industry, except the medical research and health care industry (and except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result 25% or more of the Fund’s total assets would be invested in the securities of such industry.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

Notwithstanding its investment policies and restrictions, the Fund may, in compliance with the requirements of the 1940 Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of the Portfolio.

In addition, to the extent a registered open-end investment company acquires securities of a portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

•	make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
•	invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Eaton Vance Worldwide Health Sciences Fund

5

SAI dated January 1, 2012

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund or Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund or Portfolio to dispose of such security or other asset. However, the Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, ^“EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc.^ and “EVD” refers to Eaton Vance Distributors, Inc.^ (see “Principal Underwriter” under “Other Service Providers”). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)
Interested Trustee

THOMAS E. FAUST JR.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC,	^180	Director of EVC.
1958			Director and President of EV, Chief Executive Officer and
President of Eaton Vance and BMR, and Director of EVD.
Trustee and/or officer of ^180 registered investment
companies and 1 private investment company managed by
Eaton Vance or BMR. Mr. Faust is an interested person
because of his positions with BMR, Eaton Vance, EVC, EVD
and EV, which are affiliates of the Trust and Portfolio.
Noninterested Trustees
SCOTT E. ESTON	Trustee	Since 2011	Private investor. Formerly held various positions at	^180	None
1956			Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment
management firm) (1997-2009), including Chief Operating
Officer (2002-2009), Chief Financial Officer (1997-2009)
and Chairman of the Executive Committee (2002-2008);
President and Principal Executive Officer, GMO Trust
(open-end registered investment company) (2006-2009).
Former Partner, Coopers and Lybrand L.L.P. (now
PricewaterhouseCoopers) (public accounting firm)
(1987-1997).

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business	^180	None
1963			Administration and Finance Unit Head, Harvard University
Graduate School of Business Administration.

Eaton Vance Worldwide Health Sciences Fund

6

SAI dated January 1, 2012

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)

ALLEN R. FREEDMAN	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a	^180	Director of Stonemor Partners
1940			Director (1983-2004) of Systems & Computer Technology		L.P. (owner and operator of
			Corp. (provider of software to higher education). Formerly, a		cemeteries). Formerly, Director
			Director of Loring Ward International (fund distributor)		of Assurant, Inc. (insurance
			(2005-2007). Former Chairman and a Director of Indus		provider) (1979-2011).
International, Inc. (provider of enterprise management
software to the power generating industry) (2005-2007).
Former Chief Executive Officer of Assurant, Inc. (insurance
provider) (1979-2000).

WILLIAM H. PARK	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial	^180	None
1947			Officer, Aveon Group, L.P. (investment management firm)
(2010-2011). Formerly, Vice Chairman, Commercial
Industrial Finance Corp. (specialty finance company)
(2006-2010). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment
management firm) (2002-2005). Formerly, Executive Vice
President and Chief Financial Officer, United Asset
Management Corporation (investment management firm)
(1982-2001). Formerly, Senior Manager, Price Waterhouse
(now PricewaterhouseCoopers) (an independent registered
public accounting firm) (1972-1981).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^180	None
1940			Formerly, Deputy Assistant Secretary (Tax Policy) and
Assistant Secretary (Tax Policy), U.S. Department of the
Treasury (1983-1985). Formerly, Chief of Staff, Joint
Committee on Taxation, U.S. Congress (1988-1990).

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston	^180	Formerly, Director of BJ’s
1948			College. Formerly, Dean, Carroll School of Management,		Wholesale Club, Inc. (wholesale
			Boston College (2000-2002). Formerly, Chief Investment		club retailer) (2004-2011).
			Officer, Fixed Income, Scudder Kemper Investments		Formerly, Trustee of SPDR Index
			(investment management firm) (1998-1999). Formerly,		Shares Funds and SPDR Series
			Chief Investment Officer, Equity and Fixed Income, Colonial		Trust (exchange traded funds)
			Management Associates (investment management firm)		(2000-2009). Formerly, Director
			(1991-1998).		of Federal Home Loan Bank of
Boston (a bank for banks)
(2007-2009).

LYNN A. STOUT	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law	^180	None
1957			(since 2006) and Professor of Law (2001-2006), University
of California at Los Angeles School of Law.

HARRIETT TEE TAGGART	Trustee	Since 2011	Managing Director, Taggart Associates (a professional	^180	Director of Albemarle
1948			practice firm)^. Formerly, Partner and Senior Vice		Corporation (chemicals
			President, Wellington Management Company, LLP		manufacturer) (since 2007) and
			(investment management firm) (1983-2006).		The Hanover Group (specialty
property and casualty insurance
company) (since 2009).
Formerly, Director of Lubrizol
Corporation (specialty
chemicals) (2007-2011).

Eaton Vance Worldwide Health Sciences Fund

7

SAI dated January 1, 2012

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)

RALPH F. VERNI	Chairman of the	Chairman of the Board	Consultant and private investor. Formerly, Chief Investment	^180	None
1943	Board and	sinc^e 2007 and	Officer (1982-1992), Chief Financial Officer (1988-1990)
	Trustee	Trustee since 2005	and Director (1982-1992), New England Life. Formerly,
Chairperson, New England Mutual Funds (1982-1992).
Formerly, President and Chief Executive Officer, State Street
Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds
(1992-2000). Formerly, Director, W.P. Carey, LLC
(1998-2004) and First Pioneer Farm Credit Corp.
(2002-2006).

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)	During their respective tenures, the Trustees (except for Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

Principal Officers who are not Trustees

Term of Office and
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	President of the Trust and Vice	President of the Trust since	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC,
1957	President of the Portfolio	2011 and Vice President of the	Eaton Vance and BMR. Officer of ^99 registered investment companies managed by Eaton
		Portfolio since 2002	Vance or BMR.

SAMUEL D. ISALY	President of the Portfolio	Since 2002	Managing Member of OrbiMed Advisors LLC (“OrbiMed”). Officer of 1 registered investment
1945			company managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005 and of	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
1957		the Portfolio since 2008	managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Vice President, Secretary and	Vice President since 2011,	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
1960	Chief Legal Officer	Secretary since 2007 and Chief	managed by Eaton Vance or BMR.
Legal Officer since 2008

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^180 registered investment companies
1953			managed by Eaton Vance or BMR.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage the Fund and an administrator to administer the Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of ten Trustees, including nine Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.  The Portfolio has the same leadership structure as the Trust.

The Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Fund and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund

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investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.

The Board, with the assistance of management and with input from the Board’s various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Fund and ^its principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Fund regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function. The Portfolio has the same risk oversight approach as the Fund and the Trust.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee:

Scott E. Eston. Mr. Eston has served as a Trustee in the Eaton Vance Group of Funds since 2011. He currently serves on the investment and advisory board of the BAC Seed Fund, a real estate investment firm, and is also a member of Michigan State University’s Financial Management Institute Advisory Board. From 1997 through 2009, Mr. Eston served in several capacities at Grantham, Mayo, Van Otterloo and Co. (“GMO”), including as Chairman of the Executive Committee and Chief Operating and Chief Financial Officer, and also as the President and Principal Executive officer of GMO Trust, an affiliated open-end registered investment company. From 1978 through 1997, Mr. Eston was a partner at Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers).

Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

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Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Mr. Faust previously served as an equity analyst, portfolio manager, Director of Equity Research and Management and Chief Investment Officer of Eaton Vance (1985-2007). He holds B.S. degrees in Mechanical Engineering and Economics from the Massachusetts Institute of Technology and an MBA from Harvard Business School. Mr. Faust has been a Chartered Financial Analyst since 1988.

Allen R. Freedman. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of Stonemor Partners L.P. where he also serves as the Chair of the Audit Committee and a member of the Trust and Compliance Committee. Mr. Freedman was previously a Director of Assurant, Inc. from 1979-2011, a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also served as a Director of the Fortis Mutual Funds and First Fortis Life Insurance Company. He remains a Director of Union Security Life Insurance Company of New York, successor to First Fortis. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

William H. Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. Mr. Park was formerly the Chief Financial Officer of Aveon Group, L.P. from 2010-2011. Mr. Park also served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

Ronald A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990. Mr. Pearlman was engaged in the private practice of law from 1969-2000, with the exception of the periods of government service. He represented large domestic and multinational businesses in connection with the tax aspects of complex transactions and high net worth individuals in connection with tax and business planning.

Helen Frame Peters. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and was formerly Dean of Carroll School of Management from 2000-2002. Ms. Peters was previously a Director of BJ’s Wholesale Club, Inc. from 2004-2011. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

Harriett Tee Taggart. Ms. Taggart has served as a Trustee in the Eaton Vance Group of Funds since 2011. She currently manages a professional practice, Taggart Associates. Since 2007, Ms. Taggart has been a Director of Albermarle Corporation, a specialty chemical company. Since 2009 she has served as a Director of the Hanover Insurance Group, Inc. Ms. Taggart is also a trustee or member of several major non-profit boards, advisory committees and endowment investment companies. From 1983 through 2006, Ms. Taggart served in several capacities at Wellington Management Company, LLP, an investment management firm, including as a Partner, Senior Vice President and chemical industry sector portfolio manager. Ms. Taggart also served as a Director of the Lubrizol Corporation, a specialty chemicals manufacturer from 2007-2011.

Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Street Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006. Mr. Verni has been a Chartered Financial Analyst since 1977.

The Board of Trustees of the Trust and the Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

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Mmes. Stout (Chair), Peters and Taggart, and Messrs. Eston, Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^August 31, 2011, the Governance Committee convened ^eight times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair), Eston and Verni, and Mmes. Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee the Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund and Portfolio’s compliance with legal and regulatory requirements that relate to the Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. During the fiscal year ended ^August 31, 2011, the Audit Committee convened ^fourteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Mmes. Peters and Taggart are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended ^August 31, 2011, the Contract Review Committee convened ^nine times.

Messrs. Esty (Chair) and Freedman, and Mmes. Peters and Taggart are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and the Portfolio and ^its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s and Portfolio’s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund and the Portfolio; and (iii) assist the Board of Trustees in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended ^August 31, 2011, the Portfolio Management Committee convened ^eight times.

Messrs. Pearlman (Chair) and Eston, and Ms. Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund and the Portfolio; (ii) serve as a liaison between the Board of Trustees and the Fund’s and Portfolio’s CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended ^August 31, 2011, the Compliance Reports and Regulatory Matters Committee convened ^eleven times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2010^. Interests in the Portfolio cannot be purchased by a Trustee.

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Aggregate Dollar Range of Equity
Securities Owned in All Registered
	Dollar Range of Equity Securities	Funds Overseen by Trustee in the
Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex

Interested Trustee
Thomas E. Faust Jr.	$10,001 - $50,000	over $100,000

Noninterested Trustees
Scott E. Eston**	None	None
Allen R. Freedman	None	over $100,000
William H. Park	$10,001 - $50,000	over $100,000
Ronald A. Pearlman	None	over $100,000
Helen Frame Peters	None	over $100,000
Lynn A. Stout	over $100,000*	over $100,000*
Harriett Tee Taggart**	None	None
Ralph F. Verni	None	over $100,000

* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.
** Mr. Eston and Ms. Taggart became Trustees effective September 1, 2011.

As of December 31, ^2010, no Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income of a participating Fund or Portfolio, and do not require that a participating Trustee be retained. There is no retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund^ (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio.) During the fiscal year ended ^August 31, 2011, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, ^2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

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^

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Frame Peters	Stout^	Verni
		^	^	^	^	^	^
Trust(2)	$ 1,798	$ 1,675	$ 1,798	$ 1,798	$ 1,657	$ 1,798	$2,495^
		^	^	^	^	^	^
Portfolio	^4,945	^4,650	^4,945	^4,945	^4,554	^4,945	^6,879
		^	^		^
Trust and Fund Complex(1)^	$230,000	$210,000	$230,000	$230,000	$210,000	$230,000(3)^	$ 325,000(4)

(1)	As of January 1, 201^2, the Eaton Vance fund complex consists of ^180 registered investment companies or series thereof. ^Mr. Eston and Ms. Taggart ^became Trustees effective September 1, 2011^, and thus did not receive fees for the period. Heidi L. Steiger resigned as a Trustee effective November 29, 2010. For the fiscal year ended August 31, 201^1, Ms. Steiger received Trustees fees of ^$122 from the Trust and ^$678 from the Portfolio. For the calendar year ended December 31, 2010^, she received $210,000 from the Trust and Fund Complex.
(2)	The Trust consisted of ^9 Funds as of August 31, 201^1.
(3)	Includes $45,000 of deferred compensation.
(4)	Includes $162,500 of deferred compensation.

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on May 25, 1989 and is operated as an open-end management investment company. The ^Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by ^the approval of ^a majority of the Trustees then in office, to be followed by a written notice to ^shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification

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out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

The Portfolio was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 14, 2009 and intends to be treated as a partnership for federal tax purposes. Prior to that date, the Portfolio was organized as a New York trust on March 26, 1996. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting. The Portfolio’s By-laws provide that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Portfolio. However, no indemnification will be provided to any Trustee or officer for any liability to the Portfolio or interestholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Portfolio) could be deemed to have personal liability for the obligations of the Portfolio. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholders. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. The assets of the Portfolio are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Portfolio’s business and the nature of its assets, management believes that the possibility of the Portfolio’s liability exceeding its assets, and therefore the interestholder’s risk of personal liability, is remote.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolio have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser ^Policy, see Appendix F and Appendix G, respectively^. Pursuant to certain provisions of the 1940 Act and certain exemptive orders relating to funds investing in other funds, a Fund or Portfolio may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund. Information on how the Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

^

Eaton Vance Worldwide Health Sciences Fund

14

SAI dated January 1, 2012

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The Portfolio has engaged OrbiMed as its investment adviser. As investment adviser to the Portfolio, the adviser manages the Portfolio’s investments and provides related office facilities and personnel, subject to the supervision of the Board of Trustees of the Portfolio. The investment adviser is also responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions.

For a description of the basic investment advisory fee rate that the Portfolio pays OrbiMed, see the Prospectus. OrbiMed may receive a performance-based upward or downward adjustment to the basic investment advisory fee.

Effective August 1, 2011, the performance fee adjustment to the basic investment advisory fee of the Portfolio is as follows: the basic advisory fee is subject to upward or downward adjustment depending upon whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over the same period, except during the transition period. The transition period commenced on August 1, 2011 and will be the blended record of (i) the S&P 500 Index for the period prior to August 1, 2011 and (ii) the MSCI World Health Care Index for the period after August 1, 2011. Each percentage point difference is multiplied by a performance adjustment rate of 0.015%. The maximum adjustment plus/minus is 0.15%. One twelfth (1/12) of this adjustment is applied each month to the average daily net assets of the Portfolio over the entire performance period. This adjustment shall be based on a rolling period of up to and including the most recent 36 months. Portfolio performance shall be measured by total return as computed under Rule 482 under the 1933 Act.

Prior to August 1, 2011, the maximum adjustment was plus/minus 0.25% and the performance of the Portfolio was measured against the performance of the S&P 500 Index over the same period.

The following table sets forth the net assets of the Portfolio and the advisory fees during the three fiscal years ended ^August 31, 2011.

^

	Advisory Fee for Fiscal Years Ended*

Net Assets at ^August 31, 2011	August 31, 2011	^August 31, 2010	^August 31, 2009
^	^	^	^
$1,025,529,748	$10,944,694	$12,030,210	$13,764,626
		^

*	OrbiMed had also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker/dealers in execution of security transactions attributed to the Portfolio that was consideration for third-party research services. For the year ended August 31, 2011, OrbiMed waived $624,701 of its investment adviser fee. The advisory fee of the Portfolio for the fiscal years ended August 31, 2010^ and 200^9 was further reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. For the fiscal years ended August 31, 2010^ and 200^9, the Portfolio’s advisory fee totaled ^$12,030,210 and ^$13,764,626, respectively, of which ^$21,981 and ^$115,675, respectively, was allocated from Cash Management Portfolio and ^$12,008,229 and ^$13,648,951, respectively, was paid or accrued directly by the Portfolio.

Until August 1, 2011, OrbiMed agreed to pay Eaton Vance Distributors, Inc. ("EVD") one-third of its advisory fee receipts from its own resources for EVD’s activities as Portfolio placement agent. For the fiscal year ended August 31, 201^1, this fee amounted to ^$3,431,018.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees or either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment^. The Agreement provides that the investment adviser may render services to others. ^The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. Eaton Vance is responsible for the administration, compliance and oversight of the Portfolio and provides administrative services to the Fund. Under Eaton Vance’s Management Agreement with the Portfolio and the Administrative Services Agreement with the Fund, Eaton Vance receives a monthly management fee from the Portfolio and a monthly administration fee from the Fund. Effective August 1, 2011, the management fee paid by the Portfolio is as follows:

Eaton Vance Worldwide Health Sciences Fund

15

SAI dated January 1, 2012

Category	Average Daily Net Assets for the Month	Annual Fee Rate
1	Up to $500 million	0.375%
2	$500 million but less than $1 billion	0.340%
3	$1 billion but less than $1.5 billion	0.310%
4	$1.5 billion but less than $2 billion	0.275%
5	$2 billion but less than $2.5 billion	0.240%
6	$2.5 billion and over	0.210%

Effective August 1, 2011, the administration fee paid by the Fund is as follows:

Category	Average Daily Net Assets for the Month	Annual Fee Rate
1	less than $500 million	0.25%
2	$500 million but less than $1 billion	0.23%
3	$1 billion but less than $1.5 billion	0.21%
4	$1.5 billion but less than $2 billion	0.20%
5	$2 billion but less than $2.5 billion	0.18%
6	$2.5 billion and over	0.16%

Prior to August 1, 2011, Eaton Vance managed the business affairs of the Fund and administered the business affairs of the Portfolio. Under Eaton Vance’s Management Contract with the Fund and its Administration Agreement with the Portfolio, Eaton Vance received a monthly management fee from the Fund and a monthly administration fee from the Portfolio. The management fee charged to the Fund was computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund throughout the month in each Category as indicated below:

Category	Average Daily Net Assets for the Month	Annual Fee Rate
1	less than $500 million	0.25000%
2	$500 million but less than $1 billion	0.23333%
3	$1 billion but less than $1.5 billion	0.21667%
4	$1.5 billion but less than $2 billion	0.20000%
5	$2 billion but less than $2.5 billion	0.18333%
6	$2.5 billion and over	0.16667%

The administration fee charged to the Portfolio was computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

Category	Average Daily Net Assets for the Month	Annual Fee Rate
1	less than $500 million	0.22500%
2	$500 million but less than $1 billion	0.20833%
3	$1 billion but less than $1.5 billion	0.19167%
4	$1.5 billion but less than $2 billion	0.17500%
5	$2 billion but less than $2.5 billion	0.15833%
6	$2.5 billion and over	0.14167%

As of August 31, 2011, the Fund had net assets of $1,019,250,720. For the period August 1, 2011 through August 31, 2011, the administration fee amounted to $203,727, which was equivalent to 0.24% (annualized) of the Fund’s average daily net assets. For the period September 1, 2010 through July 31, 2011 and for the fiscal years ended August 31, 2010 and 2009, Eaton Vance earned management fees of $2,423,355, $2,711,124 and $2,980,887, respectively, equivalent to 0.24% (annualized), 0.24% and 0.24%, respectively, of the Fund’s average daily net assets for each year.

Eaton Vance Worldwide Health Sciences Fund

16

SAI dated January 1, 2012

As of August 31, 2011, the Portfolio had net assets of $1,025,529,748. For the period August 1, 2011 through August 31, 2011, the management fee amounted to $305,040, which was equivalent to 0.36% (annualized) of the Portfolio’s average daily net assets. For the period September 1, 2010 through July 31, 2011 and for the fiscal years ended August 31, 2010 and 2009, the administration fee was $2,175,804, $2,431,496 and $2,670,933, respectively, which was equivalent to 0.21% (annualized), 0.21% and 0.21%, respectively, of average daily net assets.

Eaton Vance’s Management Agreement with the Portfolio and Administrative Agreement with the Fund each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Portfolio or the Trust as the case may be and (ii) by the vote of a majority of those Trustees of the Portfolio or the Trust who are not interested persons of the Trust, Portfolio or of the Manager. Each agreement may be terminated at any time without penalty on sixty day’s written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Portfolio or the Fund as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance’s willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Portfolio or Fund under such contract or agreement, Eaton Vance will not be liable to the Portfolio or the Fund for any loss incurred.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, David C. McCabe, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III,^ Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Information About OrbiMed. OrbiMed is a limited liability company whose managing member is Samuel D. Isaly. The business address of OrbiMed is 767 3rd Avenue, New York, NY 10017.

Portfolio Managers. The members of the portfolio management team (each referred to as a "portfolio manager") of the Portfolio are listed below. Members of the management team may manage other investment companies and/or investment accounts in addition to the Portfolio. The following table shows, as of the Portfolio’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee
Samuel D. Isaly
Registered Investment Companies	^3	^$1,195.9	^3	^$1,195.9
Other Pooled Investment Vehicles	18	^$3,612.0	^15	^$3,461.0
Other Accounts	^4	^$ 687.0	^4	^$ 687.0

Sven H. Borho
Registered Investment Companies	^3	^$1,195.9	^3	^$1,195.9
Other Pooled Investment Vehicles	18	$^3,612.0	^15	$^3,461.0
Other Accounts	^4	^$687.0	^4	^$687.0

Eaton Vance Worldwide Health Sciences Fund

17

SAI dated January 1, 2012

Geoffrey C. Hsu
Registered Investment Companies	^1	^$1,023.9	^1	^$1,023.9
Other Pooled Investment Vehicles	^1	$ 189.0	^1	^$ 189.0
Other Accounts	0	$ 0	0	$ 0

Richard D. Klemm
Registered Investment Companies	^1	^$1,023.9	^1	^$1,023.9
Other Pooled Investment Vehicles	^1	^$ 189.0	^1	^$ 189.0
Other Accounts	0	$ 0	0	$ 0

Trevor M. Polischuk
Registered Investment Companies	^1	^$1,023.9	^1	^$1,023.9
Other Pooled Investment Vehicles	^0	^$0	^0	^$0
Other Accounts	0	$ 0	0	$ 0

The following table shows the dollar range of shares of the Fund beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year ended ^August 31, 2011 and in the Eaton Vance Family of Funds as of ^December 31, 2010. Interests in the Portfolio cannot be purchased by a portfolio manager.

^

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Samuel D. Isaly	over $1,000,000	over $1,000,000
Sven H. Borho	$10,001 - $50,000	$10,001 - $50,000
Geoffrey C. Hsu	$100,001 - $500,000	$100,001 - $500,000
^
Richard D. Klemm	$100,001 - $500,000	$100,001 - $500,000
^
Trevor M. Polischuk	$100,001 - $500,000	$100,001 - $500,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he advises. In addition due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies ^which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Eaton Vance Worldwide Health Sciences Fund

18

SAI dated January 1, 2012

OrbiMed Compensation Structure. OrbiMed’s portfolio manager compensation structure has four primary components depending on the position of the particular employee: (1) a base salary applicable to non-partners; (2) an annual cash bonus applicable to non-partners based on performance; (3) a minimum base partner draw; and (4) a partner’s profit participation based on performance. OrbiMed personnel also receive numerous retirement, insurance and other benefits that are broadly available to all firm employees who have attained certain tenure with the firm. Compensation of all OrbiMed employees is evaluated on an annual basis. Salaries and base partner draws are paid out throughout the year. Cash bonuses and partner profit participations are typically paid in part shortly after year end with the balance deferred and paid in the middle of the following year. Base salary and partner draw adjustments are put into effect on January 1st of each year.

Method to Determine Compensation. OrbiMed seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The performance of portfolio managers is benchmarked versus market data and is evaluated based on the success in achieving portfolio objectives for the various managed funds and accounts. This analysis considers both current year and longer term performance objectives.

Salary increases, cash bonuses and member’s profit participation are influenced by the overall operating performance of the firm. While the salaries of OrbiMed portfolio managers are relatively fixed, cash bonuses and profit participation based on performance may fluctuate substantially from year to year, based on changes in the firm’s financial performance and other factors.

^Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds. The Fund ^pays a pro rata share of such fee. For the fiscal year ended August 31, 201^1, the transfer agent accrued for or paid to Eaton Vance ^$93,807 for sub-transfer agency services performed on behalf of the Fund.

Expenses. The Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses.

^

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolio.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and the Portfolio. State Street has custody of all cash and securities representing the Fund’s interest in the Portfolio, has custody of the Portfolio’s assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

Eaton Vance Worldwide Health Sciences Fund

19

SAI dated January 1, 2012

Independent Registered Public Accounting Firm.^ Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund and Portfolio, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. BNY Mellon Investment Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets. The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the New York Stock Exchange (the “Exchange”) is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Portfolio investor may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Board of Trustees has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•	Equity securities (including common stock, exchange traded funds, closed end funds, preferred equity securities, exchange traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.
•	Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities. The pricing service may use a pricing matrix to determine valuation.
•	Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value.
•	Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.
•	Senior and Junior Loans are valued on the basis of prices furnished by a pricing service. The pricing service uses transactions and market quotations from brokers in determining values.
•	Most seasoned fixed-rate 30 year MBS are valued by Eaton Vance using a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.
•	Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.
•	Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).
•	Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).
•	Precious metals are valued are valued at the New York Composite mean quotation.
•	Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.
•	Valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Eaton Vance Worldwide Health Sciences Fund

20

SAI dated January 1, 2012

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold. (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser. The portfolio managers of one Eaton Vance fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Eaton Vance fund. As such, at times the fair value of a Loan determined by certain Eaton Vance portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Class R Share Purchases. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-deferred retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-deferred plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of ^its shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B, Class C and Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

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Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable ^securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Redemption Fees. Prior to January 1, 2011, Class A shares, Class I shares and Class R shares were subject to a redemption fee equal to 1% of the amount redeemed or exchanged within 90 days of the settlement of the purchase. For the fiscal year ended ^August 31, 2011, the Fund received redemption fees equal to ^$8,423.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of the Fund’s custodian and transfer agent and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net

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asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

CDSC Waiver. The CDSC applicable to ^Class B and Class C shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B and Class C shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the Reflow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney

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or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “Class B and Class C Plans”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to ^5% for Class B shares and 6.25% for Class C shares of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Trust also has in effect a compensation-type Distribution Plan (the “Class R Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to an annual rate of 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis of up to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid monthly in arrears. For the distribution and service fees paid by Class R shares, see Appendix E.

The Trustees of the Trust believe that ^each Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total expenses incurred in distributing Fund shares. Because payments to the principal underwriter under ^a Plan are limited, uncovered distribution charges, if applicable, (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, if applicable, see Appendix A, Appendix B and Appendix C.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures

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were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on June 23, 1997 for Class A, Class B and Class C shares and June 16, 2003 for Class R shares. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C, Appendix D and Appendix E.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. The Fund’s performance may differ from that ^of other investors in the Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure.  Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of the Fund may also be disclosed as follows:

•	Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor

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Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
•	Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

The following is a summary of some of the tax consequences affecting the Fund and its shareholders. The summary does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

Taxation of the Fund. The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent fiscal year end.

The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that

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the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC (and, where applicable, the Portfolio is treated as partnerships for Massachusetts and federal tax purposes), the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) for taxable years beginning before January 1, 2013, to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Taxation of the Portfolio. If the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share. Under current law, provided that the Portfolio is treated as partnerships for Massachusetts and federal tax purposes, the Portfolio should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.^

Taxation of the Subsidiary. To the extent described in the Prospectus, ^the Portfolio may invest in the Subsidiary. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. As described in the prospectus, the Fund has either applied for or received from the IRS a private ruling relating to the treatment of the income allocated to the Fund from the Subsidiary for purposes of the Fund’s status as a “RIC” under the Code. Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s "subpart F income," whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be "subpart F income." The Fund’s recognition of the Subsidiary’s "subpart F income" will increase the Fund’s tax basis in the Subsidiary. Allocations by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Fund’s tax basis in the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

Tax Consequences of Certain Investments. The following summary of the tax consequences of certain types of investments applies to the Fund and the Portfolio, as appropriate. References in the following summary to “the Fund” are to any Fund or Portfolio that can engage in the particular practice as described in the prospectus or SAI.

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Securities Acquired at Market Discount or with Original Issue Discount. Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders. The Fund may elect to accrue market discount income on a daily basis.

Lower Rated or Defaulted Securities. Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Municipal Obligations. Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than^ (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the Table of Contents).

Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more tax credit bonds (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder‘s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder‘s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Derivatives. The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract” any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting

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loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Short Sales. In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.

Constructive Sales. The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Foreign Investments and Currencies. The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.

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Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in “passive foreign investment companies” (“PFICs”) could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

U.S. Government Securities. Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Real Estate Investment Trusts (“REITs”). Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund‘s receipt of cash in excess of the REIT‘s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Inflation-Indexed Bonds. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above). Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).

Taxation of Fund Shareholders. Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund. Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period. If the Fund makes a distribution to a shareholder in excess of the Fund‘s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder‘s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder‘s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

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Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses. The Fund will inform shareholders of the tax character of all distributions annually as required by applicable rules and regulations. The maximum rates for ordinary income and short-term capital gain are currently 35% and are scheduled to increase to 39.6%; for long-term gains the maximum rate is currently 15% and is scheduled to increase to 20% for taxable years beginning on or after January 1, 2013.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.

Tax-Exempt Income. Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Fund shareholders are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Qualified Dividend Income. For the taxable years beginning on or before December 31, 2012, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 15%). In order for some portion of the dividends received by Fund shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, ^in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. In general, distributions of investment income

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^reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly ^reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends Received Deduction for Corporations. A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase the alternative minimum tax for certain corporations.

Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders. Under current law, tax-exempt investors generally will not recognize unrelated business taxable income ("UBTI") from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations" as defined by the Code are Fund shareholders.

Redemption or Exchange of Fund Shares. Generally, upon sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Applicability of Medicare Contribution Tax. The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.

Back-Up Withholding for U.S. Shareholders. Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

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Taxation of Foreign Shareholders. In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. A foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.^

For taxable years beginning before January 1, 2012, properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2012, distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.

In addition, the same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 2012.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.

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Compliance with the HIRE Act. Beginning with payments made after December 31, 2013, the Code will impose a U.S. withholding tax of 30% on payments (including, beginning with payments made after December 31, 2014, gross proceeds) that are attributable to certain U.S. investments and made to certain non-U.S. financial institutions, including non-U.S. investment funds, and other non-U.S. persons that fail to comply with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors and/or accountholders. These payments could include U.S.-source dividends and the gross proceeds from the sale or other disposition of stock that can produce U.S.-source dividends. Non-U.S. shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Requirements of Form 8886. Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Changes in Taxation. The taxation of the Fund, the Portfolio, the Subsidiary and shareholders may be adversely affected by future legislation, Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the Portfolio’s investment adviser. The Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Portolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance Funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research

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services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the 1934 Act. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the 1934 Act.

The investment companies sponsored by the investment adviser or its affiliates also may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during three fiscal years ended August 31, 201^1, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

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		Amount of Transactions	Commissions Paid on
Fiscal Year	Brokerage	Directed to Firms	Transactions Directed to
End	Commission Paid	Providing Research	Firms Providing Research
	^	^	^
August 31, 2011	$1,649,710	$929,973,635	$1,385,785
	^
^August 31, 2010	$1,867,615	^
	^	^
August 31, 2009	$2,516,231

As of ^August 31, 2011, the Portfolio held no securities of the Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the ^reports of the independent registered public accounting firm for the Fund and Portfolio for the fiscal year ended ^August 31, 2011, as previously filed electronically with the SEC (Accession No. ^0000950123-11-092029).

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage

To the extent required by SEC guidelines, if a transaction^ exposes the Fund to an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of either the custodian or the investment adviser with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations. The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, options, forward commitments, futures contracts, when-issued securities, swap agreements, residual interest bonds and participation in revolving credit facilities.

Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

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Auction Rate Securities

Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. Provided that the auction mechanism is successful, auction rate securities usually normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other US registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity

Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons. In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

Borrowing for Investment Purposes

Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases and settle transactions). The Fund typically makes any such borrowings pursuant to an umbrella credit facility to which most of the Eaton Vance mutual funds have access. The Fund’s ability to borrow under the credit facility is subject to its terms and conditions, which in some cases may limit the Fund’s ability to borrow under the facility. The credit facility is subject to an annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Borrowings involve additional expense to the Fund.

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Build America Bonds

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Call and Put Features on Obligations

Issuers of obligations may reserve the right to call (redeem) the obligation. If an issuer redeems an obligation with a call right during a time of declining interest rates, the holder of the obligation may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some obligations may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances an obligation’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the obligation would be subject to the longer maturity of the obligation, which could experience substantially more volatility. Obligations with a “put” or “demand” feature are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because they can be retained if interest rates decline.

Cash Equivalents

Cash equivalents include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Cash equivalents are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. These securities may be subject to federal income, state income and/or other taxes. Instead of investing in cash equivalents directly, the Fund may invest in an affiliated money market fund (such as Eaton Vance Cash Reserves Fund, LLC which is managed by Eaton Vance) or unaffiliated money market fund.

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Collateralized Mortgage Obligations (“CMOs”)

CMOs are backed by a pool of mortgages or mortgage loans. The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities. Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages. CMOs also issue sequential and parallel pay classes, including planned amortization class and target amortization classes and fixed and floating rate CMO tranches. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. Sequential pay CMS generally pay principal to only one class at a time while paying interest to several classes. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or "cap," and sometimes to a lower limit, or "floor." CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal. The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commodity-Related Investments

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.

Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. The commodities which underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

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In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Convertible Securities

A convertible security is a bond, debenture, note, preferred securit^y, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. ^A convertible securit^y rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities.  Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company. ^A convertible securit^y may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securit^ies are issued, which may increase the effects of currency risk.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securit^ies to be redeemed by the issuer at a premium over the stated principal amount of the debt securit^ies under certain circumstances.

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Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles. Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. ^Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions. The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Credit Linked Securities

See also “Derivative Instruments and Related Risks” herein. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the ^1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument (such as securities, commodities, indices, or market indicators) Derivative instruments may be ^acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described ^herein and other instruments with substantially similar characteristics and risks. Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”). Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.

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Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, tax, correlation and leverage risks. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

Over-the-counter (“OTC”) derivative instruments involve an additional risk in that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status

With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading

In a dividend capture trade, the Fund sells a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold. The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration. The duration of a Fund that invests in multiple Portfolios is the sum of its allocable share of the duration of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio.

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Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets. Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries. There can be no assurance that repatriation of income, gain or initial capital from these countries will occur. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets. As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

Equity Investments

Equity investments include common and preferred stocks (see “Preferred Securities”); equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred securities and other convertible debt instruments; and warrants.

Equity Linked Securities

See also “Derivative Instruments and Related Risks” herein. Equity linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock. These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

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SAI dated January 1, 2012

Events Regarding FNMA and FHLMC

The value of FNMA and FHLMC securities fell sharply in 2008 due to concerns that these agencies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury Department announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In connection with the conservatorship, the U.S. Treasury Department entered into Senior Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that the liabilities of FNMA and FHLMC have exceeded their assets under generally accepted accounting principles, the U.S. Treasury Department will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the MBS issued by FNMA and FHLMC. On February 18, 2009, the U.S. Treasury Department announced that it was doubling the size of its commitment to each of FNMA and FHLMC under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury Department’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per entity. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA and FHLMC’s ability to meet its obligations. FHFA has indicated that the conservatorship of each entity will end when the director of FHFA determines that FHFA’s plan to restore the entity to a safe and solvent condition has been completed. No assurance can be given that the U.S. Treasury Department initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Exchange-Traded Funds (“ETFs”)

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

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Fixed-Income Securities

Fixed-income securities are used by issuers to borrow money. Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity. The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation. Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired. The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents)While typically paying a fixed^ rate of income, preferred securities may be considered to be equity securities for purposed of the Fund’s investment restrictions.

Foreign Currency Transactions

As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein). Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations. In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or country, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States. Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.

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Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the risk of loss. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories. The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Deposit^ary receipts (including American Depositary Receipts (“ADRs”) and ^Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on ^foreign markets, exchange risk. Deposit^ary^ receipts may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored ^depository^ receipt may not be as current as for sponsored ^deposit^ary^ receipts, and the prices of unsponsored ^deposit^ary^ receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights and they may be less liquid.

Unless other provided in the Fund’s prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Contracts

See also “Derivative Instruments and Related Risks” herein. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or on-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency contracts may be classified as non-deliverable forwards ("NDFs"). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded. NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements

See also “Derivative Instruments and Related Risks” herein. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.

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Fund Investing in a Portfolio

The Board of Trustees of the Trust may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Futures Contracts

See also “Derivative Instruments and Related Risks” herein. Future contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset. Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial ^margin). Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future. ^In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board. Under current regulation, the Fund has claimed an exemption from registration as a commodity pool operator (“CPO”) with the CFTC and therefore is not subject to CFTC CPO regulation.

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Health Sciences Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in health sciences companies.

High Yield Securities

High yield securities (commonly referred to as “junk bonds”) are considered to be of below investment grade quality and generally provide greater income and/or increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk. High yield securities may be subject to higher risk and include certain corporate debt obligations, higher yielding preferred securities and mortgage-related securities, and securities convertible into the foregoing. They are regarded as predominantly speculative with respect to the ^entity’s continuing ability to meet principal and interest payments. Also, their yields and market values ^may fluctuate more than higher rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated securities to be less creditworthy. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Securities

Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.

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SAI dated January 1, 2012

At times, a^ portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Indexed Securities

See also “Derivative Instruments and Related Risks” herein. Index securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes. Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

Inflation-Indexed (or Inflation-Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common^: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon. The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the ^Consumer^ Price^ Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investments in the Subsidiary

The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by a sole director affiliated with Eaton Vance. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans

Secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”) are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

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SAI dated January 1, 2012

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a ^borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the ^borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A ^borrower^ with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the ^borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

Junior Loans, which may be purchased either in the form of an assignment or a loan participation are subject to the same general risks inherent to any loan investment. Due to their lower place in the ^borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same ^borrower.

Liquidity or Protective Put Agreements

See also “Derivative Instruments and Related Risks” herein. The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price. Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $640 million through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.60% on its outstanding borrowings for the administration of the program and an annual fee of 0.45% on the total commitment amount, as well as interest on advances under the program.

Master Limited Partnerships ("MLPs")

MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Mortgage-Backed Securities (“MBS”)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently three types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

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SAI dated January 1, 2012

GNMA Certificates and FNMA Mortgage- Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly^ owned U.S. Government corporation within the Department of Housing and Urban Development. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates. See also ^“Events Regarding FNMA and FHLMC” herein.

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS is purchased at a premium above its par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls

In a mortgage dollar roll, a Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Municipal Lease Obligations (“MLOs”)

MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations ^may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.

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SAI dated January 1, 2012

MLOs and participations therein represent a type of financing that ^may not ^have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities. The investment adviser will consider a MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical organization or is insured by an insurer rated investment grade. If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid. In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its right, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.^

Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities.  Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

Eaton Vance Worldwide Health Sciences Fund

52

SAI dated January 1, 2012

Municipal obligations may be subject to credit enhancements such as letters of credit, Standby Bond Purchase Agreements (“SBPAs”) and municipal bond insurance. Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. The credit quality of companies that provide such credit enhancements will affect the value of those securities. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of underlying borrowers.

Municipal obligations may be insured as to their scheduled payment of principal and interest. Although the insurance feature may reduce some financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the current yield on the insured obligation. Insured obligations also may be secured by bank credit agreements or escrow accounts. Changes in the ratings of an insurer may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation. The insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund’s shares. The credit rating of an insured obligation reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured obligation. Although defaults on insured municipal obligations have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. Because a significant portion of insured municipal obligations that have been issued and are outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the municipal obligations insured by that insurance company and on the municipal bond markets as a whole. If relevant to the Fund(s) in this SAI, the claims-paying ability ratings are described in an appendix to the SAI (see the table of contents).

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax ("AMT"): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category.  Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Eaton Vance Worldwide Health Sciences Fund

53

SAI dated January 1, 2012

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues.  Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund ^that may also be used to make principal and interest payments on the issuer’s obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies ^that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”). Appropriation-backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state. Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

The airline industry has historically exhibited volatility, with market disruptions, mergers and occasional bankruptcy filings. The industry has been prone to issues including, but not limited to, intense competition, labor and union conflicts and variable jet fuel and security costs. Court rulings have given some guidance to the viability of collateral structures. However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain municipal bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status. In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Eaton Vance Worldwide Health Sciences Fund

54

SAI dated January 1, 2012

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event^; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

The secondary market for some municipal obligations issued within a state (including issues ^that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

Eaton Vance Worldwide Health Sciences Fund

55

SAI dated January 1, 2012

Option Contracts

See also “Derivative Instruments and Related Risks” herein. An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered” meaning that party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument). Options may be listed on an exchange or traded in the OTC market. In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options. Options on futures contracts are discussed ^herein under “Futures Contracts.”

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date. There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. The Fund may also buy and write call options on the same reference instrument to cover its obligations. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option. Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Eaton Vance Worldwide Health Sciences Fund

56

SAI dated January 1, 2012

Participation in the ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders. To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

Pooled Investment Vehicles

Pooled investment vehicles include other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described ^herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange. The demand for the closed-end fund securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from their net asset values. The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio excluding securities whose maturities at acquisition were one year or less. The Fund’s portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund’s portfolio holdings. The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the prospectus.

Preferred Securities

Preferred securities represent an equity ownership interest in the issuing corporation that has a higher claim on the assets and earnings than common stock. Preferred securities generally ^have a dividend that must be paid out before dividends to common stockholders and the shares usually do not have voting rights. Preferred securities involve credit risk, which is the risk that a preferred security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. While a part of an issuer’s equity structure, preferred securities may be considered to be fixed-income securities for purposes of the Fund’s investment restrictions.

Real Estate Investment Trusts (“REITs”)

Securities of companies in the real estate industry, such as REITs, are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund will bear REIT expenses in addition to its own expenses.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Eaton Vance Worldwide Health Sciences Fund

57

SAI dated January 1, 2012

^ Residual Interest Bonds

^

Residual interest bonds are a form of derivative and are subject to the risks described under “Derivative Investments” herein. Residual interest bonds represent beneficial interests in a special purpose trust formed by a third-party sponsor for the purpose of holding municipal obligations purchased from the Fund or from another third party. The special purpose trust typically sells two classes of beneficial interests: short-term floating rate interests (sometimes known as “put bonds” or “puttable securities”), which are sold to third-party investors, and residual interests bonds. The short-term floating rate interests have first priority on the cash flow from the municipal obligations. The holder of the residual interest bond is paid the residual cash flow from the special purpose trust. If the Fund is the initial seller of the municipal obligation to the special purpose trust, it receives the proceeds from the sale of the floating rate interests in the special purpose trust, less certain transaction costs. These proceeds generally would be used to purchase additional municipal obligations or other permitted investments. If the Fund purchases all or a portion of the short-term floating rate securities sold by the special purpose trust, it may surrender those short-term floating rate securities together with a proportionate amount of residual interest bonds to the trustee of the special purpose trust in exchange for a proportionate amount of the municipal obligations owned by the special purpose trust. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate fixed rate obligations with comparable credit quality, coupon, call provisions and maturity. All voting rights and decisions to be made with respect to any other rights relating to the municipal obligations held in the special purpose trust are passed through to the Fund, as the holder of the residual interest bonds.

^

Residual interest bonds pay interest or income that, in the opinion of counsel to the issuer, is exempt from regular federal income tax. The investment adviser will not conduct its own analysis of the tax status of the interest or income paid by residual interest bonds held by the Fund, but will rely on the opinion of counsel to the issuer.

Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to holder of the residual interest bonds when short-term interest rates rise, and increase the interest paid when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed-rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed-rate bonds when long-term interest rates decline or remain relatively stable. These securities usually permit the holder to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. In a transaction in which the Fund purchases a residual interest bond from a trust, and the underlying municipal obligation was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to residual interest bonds acquired by the Fund when the Fund did not previously own the underlying municipal obligation.

Residual interest bonds have the effect of providing a degree of leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings. Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond. Such agreements commit the Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the municipal obligation held by the special purpose trust and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss.

Eaton Vance Worldwide Health Sciences Fund

58

SAI dated January 1, 2012

^

A residual interest bond generally is considered highly leveraged if the principal amount of the short-term floating rate interests issued by the related residual interest bond trust exceeds 50% of the principal amount of the municipal obligations owned by the residual interest bond trust. The sponsor of a highly leveraged residual interest bond trust generally will retain a liquidity provider that stands ready to purchase the short-term floating rate interests at their original purchase price upon the occurrence of certain events, such as on a certain date prior to the scheduled expiration date of the transaction, upon a certain percentage of the floating rate interests failing to be remarketed in a timely fashion, upon the bonds owned by the residual interest bond trust being downgraded (but not below investment grade or upon the occurrence of a bankruptcy event with respect to the issuer of the municipal obligations) or upon the occurrence of certain regulatory or tax events. However, the liquidity provider is not required to purchase the floating rate interests upon the occurrence of certain other events, including upon the downgrading of the municipal obligations owned by the residual interest bond trust below investment grade or certain events that indicate the issuer of the municipal obligations may be entering bankruptcy. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the municipal obligations owned by the residual interest bond trust and to leave with the liquidity provider the interest rate risk and certain other risks associated with the municipal obligations. If the liquidity provider acquires the floating rate interests upon the occurrence of an event described above, the liquidity provider generally will be entitled to an in-kind distribution of the municipal obligations owned by the special purpose trust or to cause the trust to sell the bonds and distribute the proceeds to the liquidity provider. The liquidity provider generally will enter into an agreement with the Fund that will require the Fund to make a payment to the liquidity provider in an amount equal to any loss suffered by the liquidity provider in connection with the foregoing transactions. The net economic effect of this agreement is that the Fund is required to repurchase the municipal obligations it sells to the sponsor only upon the occurrence of certain events (such as a failed remarketing of the floating rate interests—most likely due to an adverse change in interest rates) but not others (such as a default of the municipal obligations).

The Fund may also invest in short-term floating rate interest residual bonds. The remarketing agent for the special purpose trust sets a floating or variable rate on typically a weekly basis. These securities grant the Fund the right to require the issuer or a specified third party acting as agent for the issuer (e.g., a tender agent) to purchase the bonds, usually at par, at a certain time or times prior to maturity or upon the occurrence of specified events or conditions. The put option or tender option right is typically available to the investor on a periodic (e.g., daily, weekly or monthly) basis. Typically, the put option is exercisable on dates on which the floating or variable rate changes.

^

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

^	^
Royalty Bonds	To the extent described in the Prospectus, the Fund may invest in royalty bonds.

Securities Lending

The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser. These loans earn income and are collateralized by cash, securities or letters of credit. The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter the loan. When the loan is closed, the lender is obligated to return the collateral to the borrower. The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrow defaults on the loan. The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser may instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures if deemed appropriate to do so.

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Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Although not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. There can be no assurance that Cash Collateral Fund will be able to maintain a stable net asset value and the Fund could experience a loss of its invested collateral. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations, including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Securities with Equity and Debt Characteristics

Securities may have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer. The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If these securities are ranked at the bottom of an issuer’s debt capital structure, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

Senior Loans

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Senior Loans are floating rate senior loans of ^borrowers with interest rates that float, adjust or vary periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans are often secured by specific assets or “collateral”, although they may not be secured by collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate”. The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan.

The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement of the assigning Loan Investor and becomes a Loan Investor under the loan agreement with the same rights and obligations as the assigning Loan Investor. Participations in a Loan Investor’s portion of a Senior Loan typically result in a contractual relationship only with such Loan Investor, not with the ^borrower. As a result, the purchaser may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the participation and only upon receipt by such Loan Investor of such payments from the ^borrower. The purchaser generally will have no right to enforce compliance by the ^borrower with the terms of the loan agreement or any set-off rights against the ^borrower with respect to any funds acquired by other Loan Investors and the purchaser may not directly benefit from the collateral supporting the Senior Loan. As a result, the purchaser assumes the credit risk of both the ^borrower and the Loan Investor selling the participation. In the event of the insolvency of the Loan Investor selling the participation, the Fund may be treated as a general creditor of such Loan Investor.

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The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the ^borrower. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing any Senior Loan or acquired as a result of any such event^; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to Senior Loans in (or anticipated to be in) default and assets securing such Loans. In certain circumstances, the Fund may receive equity or equity-like securities from a ^borrower to settle the Loan or may acquire an equity interest in the ^borrower. Representatives of the Fund also may join creditor or similar committees relating to Loans.

The Fund will only acquire participations if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an "Interposed Person"), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s ^or Baa or P- 3 or higher by Moody’s ^or comparably rated by another nationally recognized rating agency) or determined by the investment adviser to be of comparable quality. Similarly, the Fund will only purchase an assignment or participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Notwithstanding the forgoing, the Fund may enter into a transaction to acquire an assignment or participation with an Interposed Person where such Interposed Person does not have outstanding debt or deposit obligations rated investment grade if the Fund does so in compliance with applicable written procedures governing such transactions.

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition Senior Loans may be guaranteed by or secured by assets of the ^borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value causing the Loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a ^borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a ^borrower or an amendment fee.

Loan Administration. In a typical Senior Loan the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the ^borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the ^borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the ^borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the ^borrower. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the ^borrower may involve the risk of fraud by the ^borrower. It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons similar risks may arise.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Additional Information. Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of certain Senior Loans. A secondary market exists for Senior Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

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From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Fund or may be intermediate participants with respect to Senior Loans in which the Fund owns interests. Such banks may also act as Agents for Senior Loans held by the Fund.

The Fund may purchase and retain in its portfolio a Senior Loan where the ^borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative. The Fund may from time to time participate on ad-hoc committees formed by creditors to negotiate with the management of financially troubled ^borrowers. The Fund may incur legal fees as a result of such participation. In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a ^borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in the loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the ^borrower’s unsecured creditors or cause interest previously paid to be refunded to the ^borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

In some instances, other accounts managed by the investment adviser may hold other securities issued by ^borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the ^borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the ^borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a ^borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a ^borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

Short Sales

Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered. In a short sale^ “against the box”, at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant. The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund. Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.

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Short-Term Trading

Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Smaller Companies

The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange.

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are derivative multiclass mortgage securities. SMBS commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest from the mortgages, while the other class will receive most of the principal. In the most extreme case, the interest only class receives all of the interest while the principal only class receives the entire principal. The yield to maturity on an interest only class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the initial investment in these securities may not be recouped.  Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Structured Notes

See also “Derivative Instruments and Related Risks” herein. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements

See also “Derivative Instruments and Related Risks” herein. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Whether the use of swap agreements will be successful will depend on the investment adviser’s ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap). Developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default. Swap agreements include (but are not limited to):

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Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

Credit Default Swaps. Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. Certain ^federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

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Swaptions

See also “Derivative Instruments and Related Risks” herein. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities - price appreciation, distributions of qualified dividend income, distributions of other investment income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates currently as high as 35%. Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 15%. These rates are scheduled to increase to 39.6% and 20%, respectively, for taxable years beginning on or after January 1, 2013. The provisions of the Code applicable to qualified dividend income are effective through 2012 (the “sunset provisions"). Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the sunset provisions described above that would have the effect of repealing the favorable treatment of qualified dividend income and reimposing the higher tax rates applicable to ordinary income in 2013 unless further legislative action is taken. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under State law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

U.S. Government Securities

U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury^; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury^; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association,^ United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities The principal of and/or interest on certain U.S. Government securities could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar. For additional information about Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, see ^“Events Regarding FNMA^ and FHLMC” herein.

Eaton Vance Worldwide Health Sciences Fund

65

SAI dated January 1, 2012

Unlisted Securities

Unlisted securities are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Variable Rate Obligations

Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Warrants

See also “Derivative Instruments and Related Risks” herein. Warrants are an option, but not the obligation, to purchase an instrument at a fixed price valid for a specific period of time. Warrants typically are issued by the issuer of the underlying reference instrument. Warrants do not represent ownership of the instrument, but only the right to buy it. The prices of warrants do not necessarily move parallel to the prices of the underlying reference instruments. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. These factors can make warrants more speculative than other types of investments. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment^,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase.^ The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Eaton Vance Worldwide Health Sciences Fund

66

SAI dated January 1, 2012

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Service Fees. For the fiscal year ended ^August 31, 2011, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) distribution fees paid to the principal underwriter under the Distribution Plan, and (6) distribution fees paid to financial intermediaries. Distribution fees that were not paid to financial intermediaries were retained by the principal underwriter.

Distribution Fee
Total Sales	Sales Charges to	Sales Charges to	CDSC Paid to	Paid to	Distribution Fees Paid
Charges Paid	Financial Intermediaries	Principal Underwriter	Principal Underwriter	Principal Underwriter	to Financial Intermediaries
	^	^		^	^
^$479,986	$415,593	$64,033	$2,000	$1,798,121	$1,563,022

For the fiscal years ended ^August 31, 2010 and August 31, 200^9, total sales charges of ^$562,306 and ^$812,170, respectively, were paid on sales of Class A, of which the principal underwriter received ^$75,066 and ^$111,807, respectively. The balance of such amounts was paid to financial intermediaries.

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^

	Length of Period Ended ^August 31, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
		^	^
Before Taxes and Excluding Maximum Sales Charge	^13.16%	5.00%	3.90%
	^	^	^
Before Taxes and Including Maximum Sales Charge	6.61%	3.76%	3.28%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	12.13%	3.79%	3.19%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	5.63%	2.56%	2.58%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	9.87%	4.11%	3.24%
	^	^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	5.54%	3.03%	2.69%

Control Persons and Principal Holders of Securities. At ^December 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance Worldwide Health Sciences Fund

67

SAI dated January 1, 2012

^

Pershing LLC	Jersey City, NJ	10.6%
		^
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	8.0%
		^
First Clearing LLC	Saint Louis, MO	7.8%
		^
UBS WM USA	Weekawken, NJ	7.0%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Worldwide Health Sciences Fund

68

SAI dated January 1, 2012

^APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^August 31, 2011, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee				Service Fees
Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Financial Intermediaries	Principal Underwriter	Principal Underwriter	Charges	Fees	Financial Intermediaries
	^	^	^	^	^
^$144,798	$677,904	$70,000	$9,167,000 (13.4%)	$225,968	$201,990

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^

	Length of Period Ended ^August 31, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
		^	^
Before Taxes and Excluding Maximum Sales Charge	^12.30%	4.22%	3.12%
	^	^	^
Before Taxes and Including Maximum Sales Charge	7.30%	3.94%	3.12%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	11.30%	3.06%	2.45%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	6.30%	2.76%	2.45%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	9.27%	3.45%	2.57%
	^	^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	6.02%	3.20%	2.57%

Control Persons and Principal Holders of Securities. At ^December 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance Worldwide Health Sciences Fund

69

SAI dated January 1, 2012

^

^
Pershing LLC	Jersey City, NJ	13.3%
	^	^
First Clearing LLC	Saint Louis, MO	11.3%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^10.5%
Morgan Stanley Smith Barney		^
Harborside Financial Center	Jersey City, NJ	5.2%

^
American Enterprise Investment SVC	Minneapolis, MN	5.1%
American Enterprise Investment SVC	Minneapolis, MN	5.1%

^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Worldwide Health Sciences Fund

70

SAI dated January 1, 2012

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^August 31, 2011, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) approximate CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee		Uncovered		Service Fees
Underwriter to	Paid to	CDSC Paid to	Distribution Charges	Service	Paid to
Financial Intermediaries	Principal Underwriter	Principal Underwriter	(asa%ofClass Net Assets)	Fees	Financial Intermediaries
	^	^	^	^	^
^$1,541,608	$1,639,903	$9,000	$60,995,000 (30.2%)	$546,634	$513,952

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^

	Length of Period Ended ^August 31, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
		^	^
Before Taxes and Excluding Maximum Sales Charge	^12.30%	4.22%	3.12%
	^	^	^
Before Taxes and Including Maximum Sales Charge	11.30%	4.22%	3.12%
	^	^	^
After Taxes on Distributions and Excluding Maximum Sales Charge	11.30%	3.06%	2.43%
	^	^	^
After Taxes on Distributions and Including Maximum Sales Charge	10.30%	3.06%	2.43%
	^	^	^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	9.27%	3.45%	2.56%
	^	^	^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	8.62%	3.45%	2.56%

Control Persons and Principal Holders of Securities. At ^December 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance Worldwide Health Sciences Fund

71

SAI dated January 1, 2012

^

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	23.5%
		^
UBS WM USA	Weekawken, NJ	11.5%
	^	^
First Clearing LLC	Saint Louis, MO	11.2%
		^
Pershing LLC	Jersey City, NJ	9.5%
		^
Raymond James Omnibus for Mutual Funds House Account	St. Petersburg, FL	7.4%
Morgan Stanley Smith Barney		^
Harborside Financial Center	Jersey City, NJ	6.2%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Worldwide Health Sciences Fund

72

SAI dated January 1, 2012

^APPENDIX D

Class I Performance & Ownership

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Total return for the period prior to October 1, 2009 for the Fund reflects the total return of the Fund’s Class A shares, adjusted to reflect the fact that Class I does not impose a sales charge. The total return shown below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class I total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

	Length of Period Ended ^August 31, 2011
Average Annual Total Return:	One Year	Five Years	Ten Years
		^	^
Before Taxes	^13.48%	5.09%	3.94%
	^	^	^
After Taxes on Distributions	12.45%	3.87%	3.23%
	^	^	^
After Taxes on Distributions and Redemptions	10.08%	4.17%	3.27%

Class I shares commenced operations on October 1, 2009	^

Control Persons and Principal Holders of Securities.^ At December 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following record owners held the amounts of Class I shares indicated below, which were held either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which they have voting power under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^42.8%
		^
Charles Schwab & Co. Inc.	San Francisco, CA	17.8%
	^	^
First Clearing LLC	Saint Louis, MO	15.0%
		^
LPL Financial FBO Customer Accounts	San Diego, CA	7.1%
Morgan Stanley Smith Barney Harborside Financial Center	Jersey City, NJ	5.6%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Worldwide Health Sciences Fund

73

SAI dated January 1, 2012

^APPENDIX E

Class R Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^August 31, 2011, the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) total service fees paid, and (3) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Distribution Fee		Service Fees
Paid to	Total Service	Paid to
Principal Underwriter	Fees Paid	Financial Intermediaries
^	^	^
$55,045	$55,045	$93,700

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. The Fund’s total return for the period prior to September 8, 2003 reflects the total return of the Fund’s Class A shares. The total return shown below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class R total return would be different. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^

		Length of Period Ended ^August 31, 2011
Average Annual Total Return:		One Year	Five Years	Ten Years
		^	^	^
Before Taxes		12.88%	4.74%	3.71%
	^	^	^	^
After Taxes on Distributions		11.89%	3.57%	3.03%
	^	^	^	^
After Taxes on Distributions and Redemption		9.65%	3.89%	3.08%^

Control Persons and Principal Holders of Securities. At ^December 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^

Hartford Life Insurance Company, Separate Account	Windsor, CT	^53.9%
		^
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	11.4%

Beneficial owners of 25% or more of this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

Eaton Vance Worldwide Health Sciences Fund

74

SAI dated January 1, 2012

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Worldwide Health Sciences Fund

75

SAI dated January 1, 2012

^APPENDIX F

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each

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Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX G

OrbiMed Advisors LLC

OrbiMed Capital LLC

& Affiliates

Policy on Proxy Voting & Class Actions

A. Overview

OrbiMed Advisors LLC, OrbiMed Capital LLC and their affiliates (together, “OrbiMed”) recognize their fiduciary responsibilities to actively monitor all aspects of the operations of the funds and other clients that they advise (“Clients”). OrbiMed has always placed paramount importance on its oversight of the implementation of Clients’ investment strategies and the overall management of Clients’ investments. A critical aspect of such management continues to be the effective assessment and voting of proxies relating to Clients’ portfolio securities.

OrbiMed manages Clients’ assets with the overriding goal of seeking to provide the greatest possible returns consistent with governing laws and the investment policies of each Client. In pursuing that goal, OrbiMed seeks to exercise its Clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities, with the principal aim of maintaining or enhancing the companies’ economic value. Accordingly, OrbiMed has adopted and implemented policies and related procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of Clients, in accordance with OrbiMed’s fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Those policies and procedures, which are described below, are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders. OrbiMed’s Operations Manager (the “Operations Manager”), currently Kevin Olsen, is primarily responsible for administering OrbiMed’s proxy voting program.

B. Broadridge and Glass Lewis

OrbiMed has retained Broadridge Investor Communication Solutions, Inc. (“Broadridge”) to provide operational and administrative services related to voting proxies for Clients that have given proxy voting authority to OrbiMed. Broadridge also provides proxy voting guidelines and recommendations through an arrangement with Glass Lewis & Co., LLC (“Glass Lewis”).

Glass Lewis is an independent firm that analyzes proxies and provides research and objective vote recommendations for individual proxy matters. OrbiMed has determined that the Glass Lewis Proxy Paper Guidelines (the “Glass Lewis Proxy Guidelines”) are generally consistent with OrbiMed’s views of the common types of proxy proposals. Consequently, OrbiMed will vote in accordance with the recommendations Glass Lewis makes pursuant to the Glass Lewis Proxy Guidelines except as provided below. Copies of the Glass Lewis Proxy Guidelines may be provided to Clients and Private Fund Investors upon request.

While OrbiMed ordinarily follows the Glass Lewis Proxy Guidelines and related recommendations, OrbiMed retains the right to depart from Glass Lewis’s recommendation on any given vote, provided that the details of the vote and the rationale for the departure are documented. In such cases, or when Glass Lewis does not issue a recommendation, OrbiMed will use its best judgment to vote such proxies on behalf of its affected Clients. The Operations Manager will then cast the vote, generally through the Broadridge system. The Operations Manager will limit access to the Broadridge system to the appropriate personnel.

To assure the quality of the services for which OrbiMed has engaged Broadridge and Glass Lewis, the Operations Manager will review periodic service reports prepared by Broadridge. The Operations Manager, together with personnel from the Public Equity Investment Team, will also review the Glass Lewis Proxy Guidelines at least annually (and upon notice from Glass Lewis of their material amendment) to ensure that they continue to be largely consistent with OrbiMed’s views. Finally, the Operations Manager will review on the same timetable Glass Lewis’s conflict management procedures with respect to its voting recommendations, to the extent applicable.

C. Circumstances in which OrbiMed May Refrain from Voting

Where a Client has retained, or delegated to a party other than OrbiMed, the authority to vote proxies on the Client’s behalf, OrbiMed will not be responsible for voting such proxies.

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Where a Client has delegated the responsibility to vote proxies to OrbiMed, OrbiMed will generally seek to vote all proxies for securities in the portfolio(s) that OrbiMed manages for the Client. In certain circumstances, however, the costs associated with voting a proxy may outweigh the potential benefits from exercise of the right to vote, such as where a country requires so-called “share-blocking.” In such situations, OrbiMed may, consistent with its fiduciary duties and this Proxy Voting Policy, refrain from voting. In addition, OrbiMed may be required to abstain from voting on a particular proxy in a situation where a conflict exists between OrbiMed and its affected Clients. The procedures for resolving such conflicts are described below.

Where OrbiMed has refrained from voting a proxy, the Operations Manager will document the decision and the reason for abstaining and provide such documentation to the Compliance Team.

D. Recordkeeping

1.	OrbiMed maintains records relating to the proxies it votes on behalf of Clients in accordance with Rule 204-2 under the Advisers Act. Those records include:
2.	A copy of the proxy voting policies and procedures;
3.	Proxy statements received regarding Clients’ portfolio securities (except where such proxy statements are available on the Securities and Exchange Commission’s Electronic Data Gathering, Analysis, and Retrieval system (“EDGAR”) or a third party undertakes to promptly provide copies of such documents to OrbiMed);
4.	A record of each vote cast, including, where the vote reflected a departure from the applicable Glass Lewis recommendation, a summary of the rationale for such departure;
5.	A copy of any document created by OrbiMed that was material to making a decision on how to vote a proxy for a Client or that memorializes the basis for such a decision; and
6.	Each written Client request for proxy voting records and OrbiMed’s written response to any Client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for 6 years and will be maintained in OrbiMed’s office (or by delegation to Broadridge, on the Broadridge user’s web site or at Broadridge’s offices as necessary) for 2 years after they are created.

E. Conflicts of Interest

There may be occasions where the voting of proxies by OrbiMed on behalf of a Client may present a perceived or actual conflict of interest between OrbiMed and the Client. Such potential conflict of interest situations may include: (1) where OrbiMed manages assets or provides other financial services or products to, or otherwise has a direct business relationship with, a company whose management is soliciting proxies; (2) where an OrbiMed representative serves on the board of directors of a public company soliciting proxies; (3) where OrbiMed has a business relationship with the proponent of a non-management proxy proposal; or (4) where OrbiMed or any Employee involved in casting proxy ballots may have a personal interest in the outcome of a particular matter before shareholders.

As noted above, OrbiMed generally votes proxies in accordance with recommendations provided by a third-party service provider (Glass Lewis) pursuant to pre-determined policies established by that provider (the Glass Lewis Proxy Guidelines). As a result, such votes will not present any conflicts of interest.

When OrbiMed determines to depart from the Glass Lewis recommendation on a particular vote, the Compliance Team will review the proposed vote and assess whether it presents any potential conflicts of interest. If, after reasonable consideration, the Compliance Team concludes that a potential conflict of interest does exist, the Compliance Team will inform the Managing Member or another Partner involved in managing the portfolio(s) of the Client(s) involved. The Compliance Team will also consult with OrbiMed’s outside counsel and/or compliance consultants as needed to determine whether a conflict of interest in fact exists between OrbiMed and such Clients and whether the matters involved in such proxy could have a material economic impact on those Clients.

If it is determined that there is in fact such a conflict, OrbiMed will seek, with respect to each Client involved, instruction on how the proxy should be voted from the Client, legal counsel to (or another appropriate representative of) the Client, or legal counsel to (or another appropriate representative of) the Client’s adviser (where OrbiMed acts as a sub-adviser to such adviser). In such cases, OrbiMed will provide all reasonable assistance to the Client or its representative to enable to such party to make an informed decision. If the Client or its representative fails to instruct OrbiMed on how to vote the proxy, OrbiMed will generally abstain from voting in order to avoid the appearance of impropriety. If, however, OrbiMed determines that the failure to vote such proxies would likely have a material adverse economic impact on the affected Clients’ investment in the relevant company, OrbiMed may vote such proxies in order to protect the Clients’ interests.

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All votes that depart from the applicable Glass Lewis recommendation will be documented by the Operations Manager. Where such a vote presents an actual conflict of interest, such documentation will record the existence of the conflict and how it was resolved.

F. Private Equity Funds

   1. General Policy

With respect to portfolio companies of private funds that OrbiMed manages pursuant to primarily private equity strategies (“Private Equity Funds”), OrbiMed is typically a lead investor and often obtains the right to appoint one or more members of the company’s board of directors (or equivalent body). This is in contrast to the portfolio companies of OrbiMed’s public equity strategy Clients, with respect to which OrbiMed is typically a passive investor and does not have board representation. Accordingly, proxy and other voting decisions for Private Equity Funds’ holdings are generally determined by the relevant members of the Private Equity Investment Team, and not pursuant to recommendations from Glass Lewis. Such votes will generally be cast in the best interests of the relevant Private Equity Funds, based on the Private Equity Investment Team’s assessment of the particular matter and OrbiMed’s strategy for the investment, subject (if applicable) to such other duties as OrbiMed or its representatives on a portfolio company’s board of directors or equivalent body may have with respect to the company and its shareholders.

   2. Procedures

In connection with a proxy or similar vote for a Private Equity Fund portfolio company, the Operations Manager will consult with the primary Partner or other Private Equity Investment Team member who is responsible for the portfolio company investment. Unless the vote presents a material conflict of interest, the Operations Manager should cast the vote in accordance with the instruction of the Partner or other Private Equity Investment Team member. If the vote may present a material conflict of interest, then the Operations Manager should consult with the Compliance Team, as described in more detail below.

   3. Conflicts of Interest

OrbiMed understands that there may be situations in which a proxy vote related to a Private Equity Fund portfolio company raises a potential conflict of interest. Such conflicts may include where a proxy vote is required with respect to:

a.	The appointment of Employees or designated persons for board or management positions with a portfolio company (although such appointments will typically be pursuant to OrbiMed’s strategy for the investment and so will not present a material conflict of interest);
b.	Compensation structures, contracts or management fees paid to Employees, Venture Partners or other persons (although per OrbiMed’s policies such compensation received by Employees is considered to be the property of the applicable Private Equity Fund(s) and must be turned over to OrbiMed to be allocated among the Funds on a fair and equitable basis); and
c.	Voting for the repurchase or buy-back of outstanding shares or for the issuance of shares or other capital raises for the portfolio company where it would be beneficial to the Private Equity Funds (although such votes will typically be cast pursuant to OrbiMed’s strategy for the investment and so will not present a material conflict of interest).

If any Employee involved in a proxy or similar vote for a Private Equity Fund believes that a particular vote presents a material conflict of interest between any of OrbiMed, the Private Equity Fund and the portfolio company or its management, then he or she should notify the Compliance Team. The decision as to how to vote in such circumstances will be made by the Partner or other Private Equity Investment Team member in consultation with the Operations Manager and the Compliance Team. The Compliance Team will be responsible for maintaining documentation associated with each such voting decision, which should generally summarize the matter on which the vote was cast, the conflict of interest that was identified, the voting determination, and the basis for that determination.

G. Reporting of Undue Influence

Each Employee who casts proxy votes on behalf of a Client must notify the Compliance Team (or the Operations Manager, who should then notify the Compliance Team) of any direct, indirect or perceived improper influence sought to be exerted by anyone within OrbiMed with regard to how a proxy should be voted. The Compliance Team will investigate the allegations and take such actions to mitigate the issue and prevent occurrences as deemed necessary or appropriate.

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H. Class Actions

When a recovery is achieved in a class action, shareholders of the company subject to the action have the option to either: (1) opt out of the class action and pursue their own remedy; or (2) participate in the recovery achieved via the settlement or other resolution of the class action. To participate in the recovery as part of the class, the shareholder generally completes and submits a proof of claim form. The party administrating the class action then dispenses money from the settlement fund to those persons and entities with valid claims.

OrbiMed has retained Institutional Shareholder Services Inc. (“ISS”) to facilitate its submission of claims in class actions involving securities held by Clients that have given OrbiMed the authority to do so. ISS identifies, tracks and files class action claims for such Clients.

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PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)	(1)	Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 filed
August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.
	(2)	Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-Effective
Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.
	(3)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective
Amendment No. 68 filed August 25, 1997 (Accession No. 0000950156-97-000646) and incorporated herein by reference.
	(4)	Amendment to the Declaration of Trust dated August 11, 2008 filed as Exhibit (a)(4) to Post-Effective
Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633) and
incorporated herein by reference.
	(5)	Amendment to Declaration of Trust dated November 14, 2011 filed herewith.
	(6)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without
Par Value, as amended and restated September 19, 2011 filed as Exhibit (a)(5) to Post-Effective
Amendment No. 122 filed October 7, 2011 (Accession No. 0000940394-11-001088) and incorporated herein by reference.
(b)	(1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.
	(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment
No. 59 filed August 16, 1995 and incorporated herein by reference.
	(3)	Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed as Exhibit (b)(3) to
Post-Effective Amendment No. 79 filed December 23, 2002 (Accession No. 0000940394-02-000745)
and incorporated herein by reference.
	(4)	Amendment to By-Laws of Eaton Vance Growth Trust dated February 7, 2005 filed as Exhibit (b)(4) to
Post-Effective Amendment No. 89 filed March 2, 2005 (Accession No. 0000940394-05-000248) and incorporated herein by reference.
	(5)	Amendment to By-Laws of Eaton Vance Growth Trust dated December 11, 2006 filed as Exhibit (b)(5) to
Post-Effective Amendment No. 97 filed December 21, 2006 (Accession No. 0000940394-06-001172)
and incorporated herein by reference.
	(6)	Amendment to By-Laws of Eaton Vance Growth Trust dated August 11, 2008 filed as Exhibit (b)(6) to
Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633)
and incorporated herein by reference.
	(7)	Amendment to the By-Laws of Eaton Vance Growth Trust dated October 17, 2011 filed herewith.
(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	Investment Advisory Agreement with Boston Management and Research for Atlanta Capital Intermediate
Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective Amendment No. 78 filed
December 21, 2001 (Accession No. 0000940394-01-500575) and incorporated herein by reference.
	(2)	Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital
Management Company, LLC for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.
	(3)	Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton
Vance Richard Bernstein Multi-Market Equity Strategy Fund, and Eaton Vance Management dated August
9, 2010 filed as Exhibit (d)(3) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession
No. 0000940394-10-001024) and incorporated herein by reference.
	(4)	Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors
LLC dated August 9, 2010 filed as Exhibit (d)(4) to Post-Effective Amendment No. 111 filed October 12,
2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.
	(5)	Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton
Vance Focused Growth Opportunities Fund and Eaton Vance Management dated March 7, 2011 filed as
Exhibit (d)(5) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No.
0000940394-11-000350) and incorporated herein by reference.

	(6)		Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton
Vance Focused Value Opportunities Fund and Eaton Vance Management dated March 7, 2011 filed as
Exhibit (d)(6) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No.
0000940394-11-000350) and incorporated herein by reference.
	(7)		Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton
Vance Richard Bernstein All Asset Strategy Fund, and Eaton Vance Management dated September 30,
2011 filed as Exhibit (d)(7) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession
No. 0000940394-11-001076) and incorporated herein by reference.
	(8)		Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors
LLC dated September 30, 2011 filed as Exhibit (d)(8) to Post-Effective Amendment No. 121 filed
September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.
	(9)		Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton
Vance Atlanta Capital Select Equity Fund, and Eaton Vance Management dated ______, 2011 to be filed by Amendment.
	(10)		Investment Sub-Advisory Agreement between Eaton Vance Management and Atlanta Capital Management
Company, LLC dated __________, 2011 to be filed by Amendment.
(e)	(1)	(a)	Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance
Distributors, Inc. effective August 9, 2010 with attached Schedules A and B dated August 9, 2010 filed as Exhibit (e)(1) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No.
0000940394-10-001024) and incorporated herein by reference.
		(b)	Amended Schedule B dated _________, 2011 to the Amended and Restated Distribution Agreement
between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. to be filed by Amendment.
	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit
(e)(2) to Post-Effective Amendment No. 85 filed to the Registration Statement of Eaton Vance Special
Investment Trust (File Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession No.
0000940394-07-000430) and incorporated herein by reference.
(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the
Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the
Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).
(g)	(1)		Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as
Exhibit (g)(1) to Post-Effective Amendment No. 125 of Eaton Vance Municipals Trust (File Nos. 33-572,
811-4409) filed November 30, 2010 (Accession No. 0000940394-10-001163) and incorporated herein by reference.
	(2)		Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1,
2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust
(File Nos. 2-27962, 811-1545) filed September 27, 2010 (Accession No. 0000940394-10-001000)
and incorporated herein by reference.
(h)	(1)	(a)	Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small
Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and Eaton
Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23, 1997 filed as
Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.
		(b)	Fee Reduction Agreement between Eaton Vance Growth Trust and Eaton Vance Global Growth Fund dated
July 28, 2006 to Management Contract dated June 23, 1997 filed as Exhibit (h)(1)(b) to Post-Effective
Amendment No. 95 filed October 30, 2006 (Accession No. 0000940394-06-000845) and incorporated herein by reference.
	(2)		Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management dated April 28, 2011 with attached Schedule A dated April 28, 2011 filed as Exhibit (h)(2) to Post-Effective Amendment No. 121 filed September 29,
2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.
	(3)		Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of Eaton Vance
Worldwide Health Sciences Fund) and Eaton Vance Management dated August 1, 2011 filed as Exhibit
(h)(3) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No.
0000940394-11-001076) and incorporated herein by reference.

	(4)		Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(4)
to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No.
0000940394-11-001076) and incorporated herein by reference.
	(5)		Sub-Transfer Agency Services Agreement effective September 1, 2011 between BNY Mellon Investment
Servicing (US) Inc. and Eaton Vance Management filed as Exhibit (h)(5) to Post-Effective Amendment No.
121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.
	(6)	(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the Trusts
(on behalf of certain of their series) listed on Schedule A dated August 17, 2011 filed as Exhibit (h)(6) to
Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076)
and incorporated herein by reference.
		(b)	Amended Schedule A effective January 1, 2012 to the Expense Waivers/Reimbursements Agreement
dated August 17, 2011 filed herewith.
	(7)		Expense Reduction Agreement between Eaton Vance Growth Trust, Eaton Vance Management and Lloyd
George Investment Management (Bermuda) Ltd. filed as Exhibit (h)(6) to Post-Effective Amendment No.
102 filed December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.
(i)	(1)		Opinion of Internal Counsel dated October 7, 2011 filed as Exhibit (i) to Post-Effective Amendment No.
122 filed October 7, 2011 (Accession No. 0000940394-11-001088) and incorporated herein by reference.
	(2)		Consent of Internal Counsel dated December 22, 2011 filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Asian Small Companies Fund,
Eaton Vance Greater China Growth Fund, Eaton Vance Multi-Cap Growth Fund, Eaton Vance Richard
Bernstein Equity Strategy Fund and Eaton Vance Worldwide Health Sciences Fund dated December 22,
2011 filed herewith.
(m)	(1)	(a)	Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 and Amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 95 filed October 30,
2006 (accession No. 0000940394-06-000845) and incorporated herein by reference.
		(b)	Amended Schedule A to Eaton Vance Growth Trust Class A Distribution Plan effective ______, 2011 to be filed by Amendment.
	(2)		Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 68 and incorporated herein by reference.
	(3)		Eaton Vance Growth Trust Class A Distribution Plan adopted April 28, 2011 with attached Schedule A effective April 28, 2011 filed as Exhibit (m)(3) to Post-Effective Amendment No. 118 filed May 2, 2011
(Accession No. 0000940394-11-000539) and incorporated herein by reference.
	(4)		Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 filed August 25,
1997 and incorporated herein by reference.
	(5)	(a)	Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 filed August 25,
1997 and incorporated herein by reference.
		(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective August 10, 2009 filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 105 filed September 29, 2009 (Accession No.
0000940394-09-000758) and incorporated herein by reference.
	(6)	(a)	Eaton Vance Growth Trust Class C Distribution Plan adopted August 9, 2010 with attached Schedule A effective August 9, 2010 filed as Exhibit (m)(7) to Post-Effective Amendment No. 111 filed October 12,
2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.
		(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective September 30, 2011 filed as Exhibit (m)(6)(b) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No.
0000940394-11-001076) and incorporated herein by reference.
	(7)		Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedule
A filed as Exhibit (m)(5) to Post-Effective Amendment No. 76 filed January 22, 2001 (Accession No.
0000940394-01-500025) and incorporated herein by reference.

	(8)	(a)	Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached Schedule
A filed as Exhibit (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.
		(b)	Amended Schedule A effective June 15, 2009 to Eaton Vance Growth Trust Class R Distribution Plan filed as Exhibit (m)(6)(b) to Post-Effective Amendment No. 104 filed July 30, 2009 (Accession No.
0000940394-09-000578) and incorporated herein by reference.
(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit
(n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and
811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.
	(2)		Schedule A effective December 30, 2011 to Amended and Restated Multiple Class Plan filed herewith.
	(3)		Schedule B effective December 30, 2011 to Amended and Restated Multiple Class Plan filed herewith.
	(4)		Schedule C effective December 30, 2011 to Amended and Restated Multiple Class Plan filed herewith.
(p)	(1)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised July 15, 2011 filed as Exhibit (p) to Post-Effective Amendment No. 58 of Eaton Vance Investment
Trust (File Nos. 33-1121, 811-4443) filed July 27, 2011 (Accession No. 0000940394-11-000910)
and incorporated herein by reference.
	(2)		Code of Ethics adopted by Lloyd George Management Group, which includes: Lloyd George Management
(BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George Management (Hong Kong)
Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd George Management (Europe) Ltd,
Lloyd George Management (Singapore) Pte Ltd and the LGM Funds effective October 2008 filed as Exhibit
(p)(2) to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No.
0000940394-08-001633) and incorporated herein by reference.
	(3)		Amended and Restated Code of Ethics dated March 23, 2011 adopted by OrbiMed Advisors, LLC filed as
Exhibit (p)(3) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No.
0000940394-11-001076) and incorporated herein by reference.
	(4)		Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company, LLC effective
January 1, 2006 as revised January 1, 2011 filed as Exhibit (p)(2) to Post-Effective Amendment No. 178 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed August 17, 2011 (Accession
No. 0000940394-11-000993) and incorporated herein by reference.
	(5)		Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised October 19,
2009) filed as Exhibit (p)(5) to Post-Effective Amendment No. 106 filed October 28, 2009 (Accession No.
0000940394-09-000808) and incorporated herein by reference.
	(6)		Code of Ethics adopted by Parametric Portfolio Associates effective January 2, 2006 as revised January
31, 2011 filed as Exhibit (p)(4) to Post-Effective Amendment No. 178 of Eaton Vance Mutual Funds Trust
(File Nos. 02-90946, 811-4015) filed August 17, 2011 (Accession No. 0000940394-11-000993) and
incorporated herein by reference.
	(7)		Code of Ethics adopted August, 2010 by Richard Bernstein Advisors LLC updated October, 2010 filed as
Exhibit (p)(7) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No.
0000940394-10-001024) and incorporated herein by reference.
(q)	(1)		Power of Attorney for Eaton Vance Growth Trust dated November 1, 2005 filed as Exhibit (q) to
Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed
November 29, 2005 (Accession No. 0000940394-05-001357) and incorporated herein by reference.
	(2)		Power of Attorney for the President of Eaton Vance Growth Trust dated November 1, 2005 filed as Exhibit
(q)(2) to Post-Effective Amendment No. 94 filed January 27, 2006 (Accession No.
0000940394-06-000125) and incorporated herein by reference.
	(3)		Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater China Growth
Portfolio, Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio and Worldwide Health
Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(2) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

(4)	Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater China Growth
Portfolio and Growth Portfolio dated November 1, 2005 filed as Exhibit (q)(3) to Post-Effective
Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-001402) and
incorporated herein by reference.
(5)	Power of Attorney for Global Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as
Exhibit (q)(4) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.
(6)	Powers of Attorney for Worldwide Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(5)
to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.
(7)	Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth Portfolio, Greater
China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio, and Worldwide Health Sciences
Portfolio dated November 1, 2005 filed as Exhibit (q)(7) to Post-Effective Amendment No. 94 filed
January 27, 2006 (Accession No. 0000940394-06-000125) and incorporated herein by reference.
(8)	Powers of Attorney for Eaton Vance Growth Trust dated April 23, 2007 filed as Exhibit (q)(8) to
Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-002090)
and incorporated herein by reference.
(9)	Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth Portfolio, Greater
China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio, and Worldwide Health Sciences
Portfolio dated April 23, 2007 filed as Exhibit (q)(9) to Post-Effective Amendment No. 99 filed December
20, 2007 (Accession No. 0000940394-07-002090) and incorporated herein by reference.
(10)	Power of Attorney for Eaton Vance Growth Trust dated November 12, 2007 filed as Exhibit (q)(10) to
Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-002090)
and incorporated herein by reference.
(11)	Power of Attorney for Eaton Vance Growth Trust dated January 1, 2008 filed as Exhibit (q)(11) to
Post-Effective Amendment No. 100 filed January 24, 2008 (Accession No. 0000940394-08-000061)
and incorporated herein by reference.
(12)	Power of Attorney for Large-Cap Portfolio and SMID-Cap Portfolio dated January 1, 2008 filed as Exhibit
(q)(12) to Post-Effective Amendment No. 100 filed January 24, 2008 (Accession No.
0000940394-08-000061) and incorporated herein by reference.
(13)	Power of Attorney for Eaton Vance Growth Trust dated November 17, 2008 filed as Exhibit (q)(13) to
Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633)
and incorporated herein by reference.
(14)	Power of Attorney for Large-Cap Portfolio and SMID-Cap Portfolio dated November 17, 2008 filed as
Exhibit (q)(14) to Post-Effective Amendment No. 103 filed January 26, 2009 (Accession No.
0000940394-09-000040) and incorporated herein by reference.
(15)	Power of Attorney for Eaton Vance Growth Trust dated February 7, 2011 filed as Exhibit (q)(15) to
Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-000350) and incorporated herein by reference.
(16)	Power of Attorney for Eaton Vance Growth Trust dated October 17, 2011 filed as Exhibit (q)(16) to
Post-Effective Amendment No. 124 filed October 31, 2011 (Accession No. 0000940394-11-001164)
and incorporated herein by reference.
(17)	Powers of Attorney for Asian Small Companies Portfolio, Focused Growth Portfolio, Global Growth Portfolio,
Greater China Growth Portfolio, Multi-Cap Growth Portfolio, SMID-Cap Portfolio and Worldwide Health
Sciences Portfolio dated October 17, 2011 filed as Exhibit (q)(17) to Post-Effective Amendment No. 124 filed October 31, 2011 (Accession No. 0000940394-11-001164) and incorporated herein by reference.
(18)	Power of Attorney for Eaton Vance Growth Trust dated November 14, 2011 filed herewith.

Item 29.   Persons Controlled by or Under Common Control

     Not applicable

Item 30.   Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31.   Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Lloyd George Investment Management (Bermuda) Limited (File No. 801-40889), Lloyd George Management (Hong Kong) Limited (File No. 801-40890), OrbiMed Advisors LLC (File No. 801-34429), Atlanta Capital Management Company, LLC (File No. 801-52179) and Richard Bernstein Advisors LLC (File No. 801-71501) filed with the Commission, all of which are incorporated herein by reference.

Item 32.   Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II

(b)
	(1)	(2)	(3)
	Name and Principal	Positions and Offices	Positions and Offices
	Business Address*	with Principal Underwriter	with Registrant

	Julie Andrade	Vice President	None
	Brian Arcara	Vice President	None
	Michelle Baran	Vice President	None
	Ira Baron	Vice President	None
	Jeffrey P. Beale	Vice President	None
	Brian Blair	Vice President	None
	Stephanie H. Brady	Vice President	None
	Timothy Breer	Vice President	None
	Mark Burkhard	Vice President	None
	Peter Campagna	Vice President	None
	Eric Caplinger	Vice President	None
	Daniel C. Cataldo	Vice President and Treasurer	None
	Tiffany Cayarga	Vice President	None
	Michael Clark	Vice President	None
	Randy Clark	Vice President	None
	Adam Cole	Vice President	None
	Eric Cooper	Vice President	None
	Tyler Cortelezzi	Vice President	None
	Patrick Cosgrove	Vice President	None
	Peter Crowley	Vice President	None
	Rob Curtis	Vice President	None

Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Dachille	Vice President	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Sheri Gilchrist	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Charles Glovsky	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None

Michael Maguire	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Shannon McHugh-Price	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President	None
Andrew Ogren	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Greg Piaseckyj	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
Scott Ruddick	Senior Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Ralph Studley	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None

John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
Jonathan Zadrozny	Vice President	None

_____________________________
* Address is Two International Place, Boston, MA 02110

     (c) Not applicable

Item 33.   Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Lloyd George Management (Hong Kong) Limited located at Suite 3808, One Exchange Square, Central, Hong Kong, OrbiMed Advisors LLC located at 767 3rd Avenue, New York, NY 10017, Atlanta Capital Management Company, LLC located at 1075 Peachtree Street NE, Suite 2100, Atlanta, GA 30309, Eagle Global Advisors, L.L.C. located at 5847 San Felipe, Suite 930, Houston, TX 77057 and Richard Bernstein Advisors LLC located at 520 Madison Avenue, 28th Floor, New York, NY 10022.

Item 34.   Management Services

     Not applicable

Item 35.   Undertakings

     None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on December 22, 2011.

EATON VANCE GROWTH TRUST

By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on December 22, 2011.

Signature		Title

/s/ Duncan W. Richardson		President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell		Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman

Benjamin C. Esty*	Trustee	Helen Frame Peters*	Trustee
Benjamin C. Esty		Helen Frame Peters

Thomas E. Faust Jr.*	Trustee	Lynn A. Stout*	Trustee
Thomas E. Faust Jr.		Lynn A. Stout

Allen R. Freedman*	Trustee	Harriett Tee Taggart*	Trustee
Allen R. Freedman		Harriett Tee Taggart

William H. Park*	Trustee	Ralph F. Verni*	Trustee
William H. Park		Ralph F. Verni

*By: /s/ Maureen A. Gemma Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Asian Small Companies Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2011.

ASIAN SMALL COMPANIES PORTFOLIO

By: Hon. Robert Lloyd George* Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in the capacities indicated on December 22, 2011.

Signature		Title

Hon. Robert Lloyd George*		President (Chief Executive Officer)
Hon. Robert Lloyd George

/s/ Barbara E. Campbell		Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman

Benjamin C. Esty*	Trustee	Helen Frame Peters*	Trustee
Benjamin C. Esty		Helen Frame Peters

Thomas E. Faust Jr.*	Trustee	Lynn A. Stout*	Trustee
Thomas E. Faust Jr.		Lynn A. Stout

Allen R. Freedman*	Trustee	Harriett Tee Taggart*	Trustee
Allen R. Freedman		Harriett Tee Taggart

William H. Park*	Trustee	Ralph F. Verni*	Trustee
William H. Park		Ralph F. Verni

*By: /s/ Maureen A. Gemma Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Greater China Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2011.

GREATER CHINA GROWTH PORTFOLIO

By: Hon. Robert Lloyd George* Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in the capacities indicated on December 22, 2011.

Signature		Title

Hon. Robert Lloyd George*		President (Chief Executive Officer)
Hon. Robert Lloyd George

/s/ Barbara E. Campbell		Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman

Benjamin C. Esty*	Trustee	Helen Frame Peters*	Trustee
Benjamin C. Esty		Helen Frame Peters

Thomas E. Faust Jr.*	Trustee	Lynn A. Stout*	Trustee
Thomas E. Faust Jr.		Lynn A. Stout

Allen R. Freedman*	Trustee	Harriett Tee Taggart*	Trustee
Allen R. Freedman		Harriett Tee Taggart

William H. Park*	Trustee	Ralph F. Verni*	Trustee
William H. Park		Ralph F. Verni

*By: /s/ Maureen A. Gemma Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Multi-Cap Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2011.

MULTI-CAP GROWTH PORTFOLIO

By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in the capacities indicated on December 22, 2011.

Signature		Title

/s/ Duncan W. Richardson		President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell		Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman

Benjamin C. Esty*	Trustee	Helen Frame Peters*	Trustee
Benjamin C. Esty		Helen Frame Peters

Thomas E. Faust Jr.*	Trustee	Lynn A. Stout*	Trustee
Thomas E. Faust Jr.		Lynn A. Stout

Allen R. Freedman*	Trustee	Harriett Tee Taggart*	Trustee
Allen R. Freedman		Harriett Tee Taggart

William H. Park*	Trustee	Ralph F. Verni*	Trustee
William H. Park		Ralph F. Verni

*By: /s/ Maureen A. Gemma Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Worldwide Health Sciences Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2011.

WORLDWIDE HEALTH SCIENCES PORTFOLIO

By: Samuel D. Isaly* Samuel D. Isaly, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in the capacities indicated on December 22, 2011.

Signature		Title

Samuel D. Isaly*		President (Chief Executive Officer)
Samuel D. Isaly

/s/ Barbara E. Campbell		Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman

Benjamin C. Esty*	Trustee	Helen Frame Peters*	Trustee
Benjamin C. Esty		Helen Frame Peters

Thomas E. Faust Jr.*	Trustee	Lynn A. Stout*	Trustee
Thomas E. Faust Jr.		Lynn A. Stout

Allen R. Freedman*	Trustee	Harriett Tee Taggart*	Trustee
Allen R. Freedman		Harriett Tee Taggart

William H. Park*	Trustee	Ralph F. Verni*	Trustee
William H. Park		Ralph F. Verni

*By: /s/ Maureen A. Gemma Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.			Description
(a)	(5)		Amendment to Declaration of Trust dated November 14, 2011

(b)	(7)		Amendment to the By-Laws of Eaton Vance Growth Trust dated October 17, 2011

(h)	(6)	(b)	Amended Schedule A effective January 1, 2012 to the Expense Waivers/Reimbursements Agreement dated
			August 17, 2011

(i)	(2)		Consent of Internal Counsel dated December 22, 2011

(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Asian Small Companies Fund, Eaton
			Vance Greater China Growth Fund, Eaton Vance Multi-Cap Growth Fund, Eaton Vance Richard Bernstein Equity
			Strategy Fund and Eaton Vance Worldwide Health Sciences Fund dated December 22, 2011

(n)	(2)		Schedule A effective December 30, 2011 to Amended and Restated Multiple Class Plan

	(3)		Schedule B effective December 30, 2011 to Amended and Restated Multiple Class Plan

	(4)		Schedule C effective December 30, 2011 to Amended and Restated Multiple Class Plan

(q)	(18)		Power of Attorney for Eaton Vance Growth Trust dated November 14, 2011